UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09689

Allspring Master Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31

Registrant is making a filing for 11 of its series: Allspring C&B Large Cap Value Portfolio, Allspring Core Bond Portfolio, Allspring Disciplined International Developed Markets Portfolio, Allspring Diversified Large Cap Growth Portfolio, Allspring Disciplined Large Cap Portfolio, Allspring Emerging Growth Portfolio, Allspring Large Company Value Portfolio, Allspring Managed Fixed Income Portfolio, Allspring Real Return Portfolio, Allspring Small Company Growth Portfolio and Allspring Small Company Value Portfolio.

Date of reporting period: November 30, 2023

ITEM 1. REPORT TO STOCKHOLDERS

Allspring C&B Large Cap Value Fund
Semi-Annual Report
November 30, 2023

The views expressed and any forward-looking statements are as of November 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring C&B Large Cap Value Fund  | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring C&B Large Cap Value Fund for the six-month period that ended November 30, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. The market was focused on the impact of ongoing aggressive central bank rate hikes on persistently high inflation. As inflation finally gradually declined, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had positive overall results, with U.S. stocks leading the way. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 10.17%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.07% while the MSCI EM Index (Net) (USD)3 returned 4.60%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -0.80%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 0.63%, the Bloomberg Municipal Bond Index6 returned 2.29%, and the ICE BofA U.S. High Yield Index7 returned 5.53%.
Affected by high inflation and central bank rate hikes, markets were volatile.
The six-month period began in June with the Federal Reserve’s (Fed’s) first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the Core Consumer Price Index (CPI)8, while continuing to decline, remained stubbornly high in June at 4.8%—well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls continuing to grow in June, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a good month for stocks, while bonds had more muted but positive monthly returns overall. More volatile sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the European Central Bank (ECB), and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Core Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2 | Allspring C&B Large Cap Value Fund

Letter to shareholders (unaudited)
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual CPI1 rose 3.7%. However, the three-month trend for Core CPI stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent—higher-than-targeted inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index2 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily.
October was a tough month for financial markets overall. Key global indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict, and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its November meeting.
1
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring C&B Large Cap Value Fund | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring C&B Large Cap Value Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 At a meeting held November 13-15, 2023, the Board of Trustees approved a number of changes to the Allspring C&B Large
Cap Value Fund (the “Fund”) and the Allspring C&B Large Cap Value Portfolio, the master portfolio in which the Fund invests substantially all of its assets, including:

• changing the Fund’s name to the Allspring Large Cap Value Fund and the master portfolio’s name to the Allspring Large Cap Value Portfolio;
• modifying the Fund’s and the master portfolio’s principal investment strategy to allow it to invest up to 20% of its total assets in equity securities of foreign issuers through ADRs and similar investments; and

• switching the master portfolio’s sub-adviser from Cooke & Bieler, L.P. to Allspring Global Investments, LLC.
These changes as expected to become effective on or about March 4, 2024.
Allspring C&B Large Cap Value Fund | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.
Manager	Allspring Funds Management, LLC
Subadviser for the affiliated master portfolio*	Cooke & Bieler, L.P.
Portfolio managers	Andrew B. Armstrong, CFA, Wesley Lim, CFA, Steve Lyons, CFA, Michael M. Meyer, CFA, Edward W. O’Connor, CFA, R. James O’Neil, CFA, Mehul Trivedi, CFA, William Weber, CFA

Average annual total returns (%) as of November 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (CBEAX)	7-26-2004	-0.83	7.86	8.08	5.22	9.15	8.72	1.21	1.07
Class C (CBECX)	7-26-2004	3.43	8.31	8.07	4.43	8.31	8.07	1.96	1.82
Class R6 (CBEJX)[3]	10-31-2016	–	–	–	5.68	9.61	9.15	0.79	0.65
Administrator Class (CBLLX)	7-26-2004	–	–	–	5.37	9.24	8.85	1.14	1.00
Institutional Class (CBLSX)	7-26-2004	–	–	–	5.57	9.50	9.11	0.89	0.75
Russell 3000® Index[4]	–	–	–	–	12.61	11.77	11.19	–	–
Russell 1000® Value Index[5]	–	–	–	–	1.36	7.52	8.09	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.07% for Class A, 1.82% for Class C, 0.65% for Class R6, 1.00% for Administrator Class and 0.75% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers)
as stated in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[5]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Consult the Fund’s prospectus for additional information on these and other risks.

*
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring C&B Large Cap Value Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of November 30, 2023[1]
Brookfield Corp. Class A	3.49
AerCap Holdings NV	3.42
Open Text Corp.	3.10
State Street Corp.	2.63
London Stock Exchange Group PLC	2.57
Omnicom Group, Inc.	2.55
Gildan Activewear, Inc.	2.54
JPMorgan Chase & Co.	2.45
Fidelity National Financial, Inc.	2.44
Globe Life, Inc.	2.41

[1]
Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of November 30, 2023[1]

[1]
Figures represent the sector allocation of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Allspring C&B Large Cap Value Fund  | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2023 to November 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2023	Ending account value 11-30-2023	Expenses paid during the period[1], [2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$1,093.80	$5.60	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.65	$5.40	1.07%
Class C
Actual	$1,000.00	$1,089.20	$9.51	1.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.90	$9.17	1.82%
Class R6
Actual	$1,000.00	$1,095.80	$3.41	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	$3.29	0.65%
Administrator Class
Actual	$1,000.00	$1,095.20	$5.24	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.05	1.00%
Institutional Class
Actual	$1,000.00	$1,095.80	$3.93	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.25	$3.79	0.75%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

8 | Allspring C&B Large Cap Value Fund

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

		Value
Investment companies: 100.32%
Affiliated master portfolio: 100.32%
Allspring C&B Large Cap Value Portfolio		$206,130,242
Total investment companies (Cost $173,417,379)		206,130,242
Total investments in securities (Cost $173,417,379)	100.32%	206,130,242
Other assets and liabilities, net	(0.32)	(658,625)
Total net assets	100.00%	$205,471,617
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Affiliated Income Allocated from affiliated Master Portfolio	Value, end of period
Allspring C&B Large Cap Value Portfolio	78.60%	79.04%	$9,406,841	$7,376,589	$2,537,211	$1,822	$139,539	$206,130,242
The accompanying notes are an integral part of these financial statements.
Allspring C&B Large Cap Value Fund | 9

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $173,417,379)	$206,130,242
Receivable for Fund shares sold	483,257
Receivable from manager	16,080
Prepaid expenses and other assets	102,278
Total assets	206,731,857
Liabilities
Payable for Fund shares redeemed	1,177,913
Administration fees payable	24,735
Distribution fee payable	2,064
Trustees’ fees and expenses payable	963
Accrued expenses and other liabilities	54,565
Total liabilities	1,260,240
Total net assets	$205,471,617
Net assets consist of
Paid-in capital	$152,124,641
Total distributable earnings	53,346,976
Total net assets	$205,471,617
Computation of net asset value and offering price per share
Net assets–Class A	$78,731,971
Shares outstanding–Class A1	6,248,842
Net asset value per share–Class A	$12.60
Maximum offering price per share – Class A2	$13.37
Net assets–Class C	$3,492,128
Shares outstanding–Class C1	283,126
Net asset value per share–Class C	$12.33
Net assets–Class R6	$15,752,461
Shares outstanding–Class R6[1]	1,240,095
Net asset value per share–Class R6	$12.70
Net assets–Administrator Class	$3,591,637
Shares outstanding–Administrator Class[1]	284,004
Net asset value per share–Administrator Class	$12.65
Net assets–Institutional Class	$103,903,420
Shares outstanding–Institutional Class[1]	8,179,419
Net asset value per share–Institutional Class	$12.70
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
10 | Allspring C&B Large Cap Value Fund

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $63,505)	$2,537,211
Affiliated income allocated from affiliated Master Portfolio	139,539
Interest allocated from affiliated Master Portfolio	1,822
Expenses allocated from affiliated Master Portfolio	(716,933)
Waivers allocated from affiliated Master Portfolio	51,489
Total investment income	2,013,128
Expenses
Management fee	52,004
Administration fees
Class A	80,642
Class C	3,486
Class R6	2,462
Administrator Class	2,677
Institutional Class	67,613
Shareholder servicing fees
Class A	100,006
Class C	4,283
Administrator Class	5,149
Distribution fee
Class C	12,853
Custody and accounting fees	2,495
Professional fees	21,551
Registration fees	18,382
Shareholder report expenses	16,171
Trustees’ fees and expenses	12,075
Other fees and expenses	2,005
Total expenses	403,854
Less: Fee waivers and/or expense reimbursements
Fund-level	(145,127)
Net expenses	258,727
Net investment income	1,754,401
Realized and unrealized gains (losses) on investments
Net realized gains on investments allocated from affiliated Master Portfolio	9,279,352
Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	7,504,078
Net realized and unrealized gains (losses) on investments	16,783,430
Net increase in net assets resulting from operations	$18,537,831
The accompanying notes are an integral part of these financial statements.
Allspring C&B Large Cap Value Fund | 11

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)		Year ended May 31, 2023
Operations
Net investment income		$1,754,401		$2,921,729
Net realized gains on investments		9,279,352		19,848,834
Net change in unrealized gains (losses) on investments		7,504,078		(33,458,109)
Net increase (decrease) in net assets resulting from operations		18,537,831		(10,687,546)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(16,304,617)
Class C		0		(740,826)
Class R6		0		(3,797,016)
Administrator Class		0		(1,047,406)
Institutional Class		0		(21,328,025)
Total distributions to shareholders		0		(43,217,890)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	139,352	1,717,668	415,820	5,265,311
Class C	20,112	233,816	96,897	1,168,445
Class R6	90,404	1,135,535	123,974	1,716,518
Administrator Class	1,486	18,316	3,961	50,313
Institutional Class	685,331	8,513,914	1,322,276	17,070,664
		11,619,249		25,271,251
Reinvestment of distributions
Class A	0	0	1,348,065	16,067,784
Class C	0	0	63,426	740,826
Class R6	0	0	148,681	1,785,702
Administrator Class	0	0	53,517	639,939
Institutional Class	0	0	1,765,170	21,195,384
		0		40,429,635
Payment for shares redeemed
Class A	(594,372)	(7,278,785)	(1,910,541)	(24,861,078)
Class C	(43,749)	(531,006)	(134,315)	(1,653,300)
Class R6	(188,565)	(2,351,049)	(510,778)	(6,892,525)
Administrator Class	(88,993)	(1,112,204)	(89,944)	(1,125,103)
Institutional Class	(1,019,345)	(12,561,929)	(3,362,511)	(44,116,398)
		(23,834,973)		(78,648,404)
Net decrease in net assets resulting from capital share transactions		(12,215,724)		(12,947,518)
Total increase (decrease) in net assets		6,322,107		(66,852,954)
Net assets
Beginning of period		199,149,510		266,002,464
End of period		$205,471,617		$199,149,510
The accompanying notes are an integral part of these financial statements.
12 | Allspring C&B Large Cap Value Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.52	$14.82	$17.16	$11.49	$13.01	$13.91
Net investment income	0.09 [1]	0.15 [1]	0.11	0.10	0.12	0.11
Net realized and unrealized gains (losses) on investments	0.99	(0.71)	(0.34)	6.29	(0.33)	0.02
Total from investment operations	1.08	(0.56)	(0.23)	6.39	(0.21)	0.13
Distributions to shareholders from
Net investment income	0.00	(0.14)	(0.11)	(0.11)	(0.13)	(0.12)
Net realized gains	0.00	(2.60)	(2.00)	(0.61)	(1.18)	(0.91)
Total distributions to shareholders	0.00	(2.74)	(2.11)	(0.72)	(1.31)	(1.03)
Net asset value, end of period	$12.60	$11.52	$14.82	$17.16	$11.49	$13.01
Total return[2]	9.38%	(4.19)%	(1.37)%	56.98%	(3.61)%	1.33%
Ratios to average net assets (annualized)*
Gross expenses	1.21%	1.22%	1.19%	1.24%	1.27%	1.23%
Net expenses	1.07%	1.08%	1.07%	1.07%	1.07%	1.08%
Net investment income	1.50%	1.13%	0.69%	0.73%	0.92%	0.83%
Supplemental data
Portfolio turnover rate[3]	10%	29%	32%	38%	33%	47%
Net assets, end of period (000s omitted)	$78,732	$77,198	$101,496	$102,332	$70,680	$79,172

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.64%
Year ended May 31, 2023	0.64%
Year ended May 31, 2022	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%
Year ended May 31, 2019	0.65%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring C&B Large Cap Value Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.32	$14.61	$16.97	$11.36	$12.87	$13.75
Net investment income (loss)	0.05 [1]	0.05 [1]	(0.01)	(0.03)	0.02 [1]	0.01 [1]
Net realized and unrealized gains (losses) on investments	0.96	(0.69)	(0.35)	6.25	(0.35)	0.03
Total from investment operations	1.01	(0.64)	(0.36)	6.22	(0.33)	0.04
Distributions to shareholders from
Net investment income	0.00	(0.05)	0.00	0.00	0.00	(0.01)
Net realized gains	0.00	(2.60)	(2.00)	(0.61)	(1.18)	(0.91)
Total distributions to shareholders	0.00	(2.65)	(2.00)	(0.61)	(1.18)	(0.92)
Net asset value, end of period	$12.33	$11.32	$14.61	$16.97	$11.36	$12.87
Total return[2]	8.92%	(4.85)%	(2.22)%	55.94%	(4.41)%	0.61%
Ratios to average net assets (annualized)*
Gross expenses	1.95%	1.97%	1.94%	1.99%	2.02%	1.97%
Net expenses	1.82%	1.83%	1.83%	1.83%	1.83%	1.83%
Net investment income (loss)	0.76%	0.36%	(0.08)%	(0.04)%	0.16%	0.07%
Supplemental data
Portfolio turnover rate[3]	10%	29%	32%	38%	33%	47%
Net assets, end of period (000s omitted)	$3,492	$3,471	$4,103	$4,719	$3,576	$5,098

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.64%
Year ended May 31, 2023	0.64%
Year ended May 31, 2022	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%
Year ended May 31, 2019	0.65%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
14 | Allspring C&B Large Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class R6		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.59	$14.90	$17.24	$11.53	$13.06	$13.97
Net investment income	0.12 [1]	0.20 [1]	0.18 [1]	0.16 [1]	0.18 [1]	0.18 [1]
Net realized and unrealized gains (losses) on investments	0.99	(0.70)	(0.34)	6.32	(0.33)	0.00 [2]
Total from investment operations	1.11	(0.50)	(0.16)	6.48	(0.15)	0.18
Distributions to shareholders from
Net investment income	0.00	(0.21)	(0.18)	(0.16)	(0.20)	(0.18)
Net realized gains	0.00	(2.60)	(2.00)	(0.61)	(1.18)	(0.91)
Total distributions to shareholders	0.00	(2.81)	(2.18)	(0.77)	(1.38)	(1.09)
Net asset value, end of period	$12.70	$11.59	$14.90	$17.24	$11.53	$13.06
Total return[3]	9.58%	(3.75)%	(0.98)%	57.75%	(3.25)%	1.74%
Ratios to average net assets (annualized)*
Gross expenses	0.79%	0.78%	0.76%	0.82%	0.84%	0.79%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.92%	1.55%	1.11%	1.14%	1.33%	1.27%
Supplemental data
Portfolio turnover rate[4]	10%	29%	32%	38%	33%	47%
Net assets, end of period (000s omitted)	$15,752	$15,505	$23,487	$47,301	$37,859	$68,366

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.64%
Year ended May 31, 2023	0.64%
Year ended May 31, 2022	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%
Year ended May 31, 2019	0.65%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring C&B Large Cap Value Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.55	$14.86	$17.20	$11.51	$13.03	$13.92
Net investment income	0.10 [1]	0.16 [1]	0.12 [1]	0.11 [1]	0.13 [1]	0.12 [1]
Net realized and unrealized gains (losses) on investments	1.00	(0.72)	(0.33)	6.30	(0.33)	0.02
Total from investment operations	1.10	(0.56)	(0.21)	6.41	(0.20)	0.14
Distributions to shareholders from
Net investment income	0.00	(0.15)	(0.13)	(0.11)	(0.14)	(0.12)
Net realized gains	0.00	(2.60)	(2.00)	(0.61)	(1.18)	(0.91)
Total distributions to shareholders	0.00	(2.75)	(2.13)	(0.72)	(1.32)	(1.03)
Net asset value, end of period	$12.65	$11.55	$14.86	$17.20	$11.51	$13.03
Total return[2]	9.52%	(4.18)%	(1.29)%	57.12%	(3.56)%	1.44%
Ratios to average net assets (annualized)*
Gross expenses	1.14%	1.14%	1.11%	1.17%	1.19%	1.15%
Net expenses	1.00%	1.00%	0.99%	0.99%	0.99%	1.00%
Net investment income	1.57%	1.21%	0.76%	0.81%	1.00%	0.90%
Supplemental data
Portfolio turnover rate[3]	10%	29%	32%	38%	33%	47%
Net assets, end of period (000s omitted)	$3,592	$4,292	$6,001	$5,980	$6,167	$9,274

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.64%
Year ended May 31, 2023	0.64%
Year ended May 31, 2022	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%
Year ended May 31, 2019	0.65%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
16 | Allspring C&B Large Cap Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.59	$14.90	$17.24	$11.53	$13.05	$13.96
Net investment income	0.11 [1]	0.19 [1]	0.16	0.15	0.16	0.14
Net realized and unrealized gains (losses) on investments	1.00	(0.71)	(0.34)	6.32	(0.33)	0.02
Total from investment operations	1.11	(0.52)	(0.18)	6.47	(0.17)	0.16
Distributions to shareholders from
Net investment income	0.00	(0.19)	(0.16)	(0.15)	(0.17)	(0.16)
Net realized gains	0.00	(2.60)	(2.00)	(0.61)	(1.18)	(0.91)
Total distributions to shareholders	0.00	(2.79)	(2.16)	(0.76)	(1.35)	(1.07)
Net asset value, end of period	$12.70	$11.59	$14.90	$17.24	$11.53	$13.05
Total return[2]	9.58%	(3.92)%	(1.08)%	57.58%	(3.33)%	1.64%
Ratios to average net assets (annualized)*
Gross expenses	0.89%	0.89%	0.86%	0.91%	0.94%	0.90%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.82%	1.45%	1.01%	1.05%	1.25%	1.17%
Supplemental data
Portfolio turnover rate[3]	10%	29%	32%	38%	33%	47%
Net assets, end of period (000s omitted)	$103,903	$98,683	$130,915	$156,330	$96,838	$108,613

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.64%
Year ended May 31, 2023	0.64%
Year ended May 31, 2022	0.64%
Year ended May 31, 2021	0.64%
Year ended May 31, 2020	0.64%
Year ended May 31, 2019	0.65%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring C&B Large Cap Value Fund | 17

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring C&B Large Cap Value Fund (the “Fund”) which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring C&B Large Cap Value Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of November 30, 2023, the Fund owned 79.04% of Allspring C&B Large Cap Value Portfolio.  The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2023 are included in this report and should be read in conjunction with the Fund’s financial statements.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
18 | Allspring C&B Large Cap Value Fund

Notes to financial statements (unaudited)
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $176,402,690 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$29,727,552
Gross unrealized losses	(0)
Net unrealized gains	$29,727,552
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
At November 30, 2023, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal	$206,130,242
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement.  Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations.  As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended November 30, 2023, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Prior to June 30, 2023, the class-level administration fee for Class A and Class C was 0.21% of its respective average daily net assets.
Allspring C&B Large Cap Value Fund | 19

Notes to financial statements (unaudited)
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of November 30, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	1.07%
Class C	1.82
Class R6	0.65
Administrator Class	1.00
Institutional Class	0.75
Prior to June 30, 2023, the Fund’s expenses were capped at 1.08% for Class A shares and 1.83% for Class C shares.
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2023, Allspring Funds Distributor received $213 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in the affiliated Master Portfolio.  Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio at the end of the period by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2023 were $20,904,904 and $33,194,622, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
Concentration risks result from exposure to a limited number of sectors. Through its investment in the affiliated Master Portfolio which may invest a substantial portion of its assets in any sectors, the Fund may in turn be more affected by changes in that sectors than a fund whose investments are not heavily weighted in any sectors. As of the end of the period, the Master Portfolio concentrated its portfolio in investments related to the financials sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without
20 | Allspring C&B Large Cap Value Fund

Notes to financial statements (unaudited)
the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring C&B Large Cap Value Fund | 21

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 95.77%
Communication services: 6.73%
Diversified telecommunication services: 1.80%
Verizon Communications, Inc.	122,400	$4,691,592
Entertainment: 2.38%
Warner Music Group Corp. Class A	187,200	6,198,192
Media: 2.55%
Omnicom Group, Inc.	82,550	6,656,007
Consumer discretionary: 9.09%
Distributors: 1.44%
LKQ Corp.	84,540	3,764,566
Household durables: 0.98%
Whirlpool Corp.	23,600	2,570,040
Leisure products: 1.69%
Hasbro, Inc.	95,010	4,409,414
Specialty retail: 1.85%
CarMax, Inc.†	75,280	4,813,403
Textiles, apparel & luxury goods: 3.13%
Gildan Activewear, Inc.	182,700	6,615,567
Hanesbrands, Inc.†	422,800	1,538,992
		8,154,559
Consumer staples: 7.33%
Food products: 2.70%
Ingredion, Inc.	26,260	2,691,387
Kraft Heinz Co.	123,680	4,342,405
		7,033,792
Personal care products: 2.78%
Kenvue, Inc.	113,273	2,315,300
Unilever PLC ADR	103,650	4,944,105
		7,259,405
Tobacco: 1.85%
Philip Morris International, Inc.	51,550	4,812,708
Energy: 5.91%
Oil, gas & consumable fuels: 5.91%
ConocoPhillips	48,760	5,635,193
EOG Resources, Inc.	39,910	4,911,724
Williams Cos., Inc.	132,100	4,859,959
		15,406,876
The accompanying notes are an integral part of these financial statements.
22 | Allspring C&B Large Cap Value Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Financials: 29.78%
Banks: 7.43%
Bank of America Corp.	110,700	$3,375,243
JPMorgan Chase & Co.	40,850	6,375,868
PNC Financial Services Group, Inc.	32,880	4,404,605
U.S. Bancorp	136,930	5,219,771
		19,375,487
Capital markets: 10.76%
Brookfield Corp. Class A	258,060	9,101,776
Charles Schwab Corp.	87,950	5,393,094
London Stock Exchange Group PLC ADR	234,800	6,710,584
State Street Corp.	94,120	6,853,819
		28,059,273
Consumer finance: 1.79%
Discover Financial Services	50,170	4,665,810
Financial services: 1.86%
Berkshire Hathaway, Inc. Class B†	13,520	4,867,200
Insurance: 7.94%
Allstate Corp.	17,540	2,418,240
Chubb Ltd.	24,550	5,632,506
Fidelity National Financial, Inc.	142,100	6,371,764
Globe Life, Inc.	51,000	6,279,630
		20,702,140
Health care: 12.23%
Health care equipment & supplies: 6.37%
Becton Dickinson & Co.	20,210	4,773,198
Dentsply Sirona, Inc.	183,250	5,818,187
Medtronic PLC	76,100	6,032,447
		16,623,832
Health care providers & services: 4.15%
HCA Healthcare, Inc.	21,710	5,437,921
Laboratory Corp. of America Holdings	24,780	5,375,030
		10,812,951
Pharmaceuticals: 1.71%
Johnson & Johnson	28,842	4,460,704
Industrials: 11.63%
Aerospace & defense: 1.37%
Woodward, Inc.	26,469	3,578,079
Commercial services & supplies: 1.97%
RB Global, Inc.	80,692	5,138,467
The accompanying notes are an integral part of these financial statements.
Allspring C&B Large Cap Value Portfolio | 23

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Electrical equipment: 1.58%
AMETEK, Inc.	26,450	$4,105,833
Machinery: 1.83%
Stanley Black & Decker, Inc.	52,610	4,782,249
Trading companies & distributors: 4.88%
AerCap Holdings NV†	130,600	8,909,532
Ashtead Group PLC	15,580	3,812,504
		12,722,036
Information technology: 7.59%
Electronic equipment, instruments & components: 4.49%
Arrow Electronics, Inc.†	46,450	5,507,113
TE Connectivity Ltd.	47,435	6,213,985
		11,721,098
Software: 3.10%
Open Text Corp.	201,120	8,072,957
Real estate: 3.65%
Real estate management & development: 1.98%
CBRE Group, Inc. Class A†	65,440	5,167,142
Specialized REITs : 1.67%
Crown Castle, Inc.	37,150	4,356,952
Utilities: 1.83%
Gas utilities: 1.83%
Atmos Energy Corp.	41,930	4,772,053
Total common stocks (Cost $200,272,495)		249,754,817

		Yield
Short-term investments: 3.88%
Investment companies: 3.88%
Allspring Government Money Market Fund Select Class♠∞		5.29%	10,122,147	10,122,147
Total short-term investments (Cost $10,122,147)				10,122,147
Total investments in securities (Cost $210,394,642)	99.65%			259,876,964
Other assets and liabilities, net	0.35			925,036
Total net assets	100.00%			$260,802,000

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.
24 | Allspring C&B Large Cap Value Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,079,661	$34,768,809	$(29,726,323)	$0	$0	$10,122,147	10,122,147	$175,976
The accompanying notes are an integral part of these financial statements.
Allspring C&B Large Cap Value Portfolio | 25

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $200,272,495)	$249,754,817
Investments in affiliated securities, at value (cost $10,122,147)	10,122,147
Receivable for dividends	601,390
Receivable for investments sold	485,464
Prepaid expenses and other assets	2,422
Total assets	260,966,240
Liabilities
Advisory fee payable	123,901
Professional fees payable	17,849
Custody and accounting fees payable	15,105
Trustees’ fees and expenses payable	814
Accrued expenses and other liabilities	6,571
Total liabilities	164,240
Total net assets	$260,802,000
The accompanying notes are an integral part of these financial statements.
26 | Allspring C&B Large Cap Value Portfolio

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $80,175)	$3,201,801
Income from affiliated securities	175,976
Interest	2,298
Total investment income	3,380,075
Expenses
Advisory fee	852,314
Custody and accounting fees	2,694
Professional fees	26,569
Interest holder report expenses	4,556
Trustees’ fees and expenses	11,926
Other fees and expenses	6,077
Total expenses	904,136
Less: Fee waivers and/or expense reimbursements	(64,934)
Net expenses	839,202
Net investment income	2,540,873
Realized and unrealized gains (losses) on investments
Net realized gains on investments	11,723,637
Net change in unrealized gains (losses) on investments	9,690,026
Net realized and unrealized gains (losses) on investments	21,413,663
Net increase in net assets resulting from operations	$23,954,536
The accompanying notes are an integral part of these financial statements.
Allspring C&B Large Cap Value Portfolio | 27

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)	Year ended May 31, 2023
Operations
Net investment income	$2,540,873	$4,389,636
Net realized gains on investments	11,723,637	24,842,159
Net change in unrealized gains (losses) on investments	9,690,026	(41,838,078)
Net increase (decrease) in net assets resulting from operations	23,954,536	(12,606,283)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	5,191,774	9,137,304
Withdrawals	(21,559,458)	(76,376,645)
Net decrease in net assets resulting from capital transactions	(16,367,684)	(67,239,341)
Total increase (decrease) in net assets	7,586,852	(79,845,624)
Net assets
Beginning of period	253,215,148	333,060,772
End of period	$260,802,000	$253,215,148
The accompanying notes are an integral part of these financial statements.
28 | Allspring C&B Large Cap Value Portfolio

Financial highlights
Financial highlights

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
		2023	2022	2021	2020	2019
Total return[1]	9.65%	(3.77)%	(1.05)%	57.96%	(3.40)%	1.80%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.71%	0.69%	0.68%	0.68%	0.67%
Net expenses[2]	0.64%	0.64%	0.64%	0.64%	0.64%	0.67%
Net investment income	1.94%	1.56%	1.12%	1.16%	1.36%	1.27%
Supplemental data
Portfolio turnover rate	10%	29%	32%	38%	33%	47%

[1]	Returns for periods of less than one year are not annualized.
[2]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these financial statements.
Allspring C&B Large Cap Value Portfolio | 29

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring C&B Large Cap Value Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Portfolio based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $210,817,277 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$74,013,762
Gross unrealized losses	(24,954,075)
Net unrealized gains	$49,059,687
30 | Allspring C&B Large Cap Value Portfolio

Notes to financial statements (unaudited)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$17,545,791	$0	$0	$17,545,791
Consumer discretionary	23,711,982	0	0	23,711,982
Consumer staples	19,105,905	0	0	19,105,905
Energy	15,406,876	0	0	15,406,876
Financials	77,669,910	0	0	77,669,910
Health care	31,897,487	0	0	31,897,487
Industrials	30,326,664	0	0	30,326,664
Information technology	19,794,055	0	0	19,794,055
Real estate	9,524,094	0	0	9,524,094
Utilities	4,772,053	0	0	4,772,053
Short-term investments
Investment companies	10,122,147	0	0	10,122,147
Total assets	$259,876,964	$0	$0	$259,876,964
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At November 30, 2023, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.650%
Next $500 million	0.625
Next $1 billion	0.600
Next $2 billion	0.575
Next $4 billion	0.550
Next $4 billion	0.525
Next $4 billion	0.500
Over $16 billion	0.475
Allspring C&B Large Cap Value Portfolio | 31

Notes to financial statements (unaudited)
For the six months ended November 30, 2023, the advisory fee was equivalent to an annual rate of 0.65% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Cooke & Bieler, L.P., which is not an affiliate of Allspring Funds Management, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.38% and declining to 0.30% as the average daily net assets of the Fund increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended November 30, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2023 were $26,351,366 and $41,883,302, respectively.
6.
BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Portfolio under the agreement.
7.
CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in the financials sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
32 | Allspring C&B Large Cap Value Portfolio

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring C&B Large Cap Value Fund | 33

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

34 | Allspring C&B Large Cap Value Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring C&B Large Cap Value Fund | 35

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

36 | Allspring C&B Large Cap Value Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-12052023-siyxhwho 01-24
SAR1863 11-23

Allspring Core Bond Fund
Semi-Annual Report
November 30, 2023

The views expressed and any forward-looking statements are as of November 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Core Bond Fund  | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Core Bond Fund for the six-month period that ended November 30, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. The market was focused on the impact of ongoing aggressive central bank rate hikes on persistently high inflation. As inflation finally gradually declined, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had positive overall results, with U.S. stocks leading the way. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 10.17%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.07% while the MSCI EM Index (Net) (USD)3 returned 4.60%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -0.80%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 0.63%, the Bloomberg Municipal Bond Index6 returned 2.29%, and the ICE BofA U.S. High Yield Index7 returned 5.53%.
Affected by high inflation and central bank rate hikes, markets were volatile.
The six-month period began in June with the Federal Reserve’s (Fed’s) first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the Core Consumer Price Index (CPI)8, while continuing to decline, remained stubbornly high in June at 4.8%—well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls continuing to grow in June, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a good month for stocks, while bonds had more muted but positive monthly returns overall. More volatile sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the European Central Bank (ECB), and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Core Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2 | Allspring Core Bond Fund

Letter to shareholders (unaudited)
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual CPI1 rose 3.7%. However, the three-month trend for Core CPI stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent—higher-than-targeted inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index2 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily.
October was a tough month for financial markets overall. Key global indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict, and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its November meeting.
1
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring Core Bond Fund | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring Core Bond Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Allspring Core Bond Fund | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks total return, consisting of income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser for the affiliated master portfolio*	Allspring Global Investments, LLC
Portfolio managers	Maulik Bhansali, CFA, Jarad Vasquez

Average annual total returns (%) as of November 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (MBFAX)	10-31-2001	-3.32	-0.43	0.64	1.28	0.50	1.10	0.83	0.70
Class C (MBFCX)	10-31-2001	-0.41	-0.25	0.49	0.59	-0.25	0.49	1.58	1.45
Class R6 (WTRIX)	11-30-2012	–	–	–	1.70	0.92	1.51	0.46	0.33
Administrator Class (MNTRX)	6-30-1997	–	–	–	1.37	0.57	1.18	0.78	0.65
Institutional Class (MBFIX)	10-31-2001	–	–	–	1.65	0.87	1.47	0.51	0.38
Bloomberg U.S. Aggregate Bond Index[3]	–	–	–	–	1.18	0.71	1.37	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.70% for Class A, 1.45% for Class C, 0.33% for Class R6, 0.65% for Administrator Class and 0.38% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers)
as stated in the prospectuses.

[3]
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.–dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Securities issued by U.S. government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. This fund is exposed to foreign investment risk and mortgage-and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

*
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Core Bond Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of November 30, 2023[1]
U.S. Treasury Notes, 4.88%, 10-31-2028	3.21
FNMA, 6.00%, 12-13-2053	3.02
U.S. Treasury Notes, 4.63%, 11-15-2026	1.98
U.S. Treasury Bonds, 1.38%, 11-15-2040	1.92
U.S. Treasury Notes, 3.25%, 6-30-2029	1.61
GNMA, 6.50%, 12-20-2053	1.58
U.S. Treasury Bonds, 1.13%, 8-15-2040	1.57
U.S. Treasury Notes, 5.00%, 9-30-2025	1.39
U.S. Treasury Notes, 4.38%, 11-30-2028	1.24
U.S. Treasury Notes, 4.50%, 11-15-2033	1.21

[1]
Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio allocation as of November 30, 2023[1]

42%
Agency securities
26%
U.S. Treasury securities
18%
Corporate bonds and notes
7%
Asset-backed securities
4%
Yankee corporate bonds and notes
2%
Non-agency mortgage-backed securities
1%
Yankee government bonds

[1]
Figures represent the portfolio allocation of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. Allocations are subject to change and may have changed since the date specified.

Allspring Core Bond Fund  | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2023 to November 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2023	Ending account value 11-30-2023	Expenses paid during the period[1], [2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$992.00	$3.49	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$3.54	0.70%
Class C
Actual	$1,000.00	$988.90	$7.21	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$7.31	1.45%
Class R6
Actual	$1,000.00	$994.00	$1.65	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.35	$1.67	0.33%
Administrator Class
Actual	$1,000.00	$992.50	$3.24	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	$3.29	0.65%
Institutional Class
Actual	$1,000.00	$993.70	$1.89	0.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	$1.92	0.38%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

8 | Allspring Core Bond Fund

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

		Value
Investment companies: 100.00%
Affiliated master portfolio: 100.00%
Allspring Core Bond Portfolio		$4,583,139,600
Total investment companies (Cost $4,801,528,971)		4,583,139,600
Total investments in securities (Cost $4,801,528,971)	100.00%	4,583,139,600
Other assets and liabilities, net	0.00	8,044
Total net assets	100.00%	$4,583,147,644
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	Affiliated Income Allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Value, end of period
Allspring Core Bond Portfolio	95.76%	96.45%	$(138,516,235)	$22,569,338	$4,130,115	$94,739,947	$4,583,139,600
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Fund | 9

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $4,801,528,971)	$4,583,139,600
Receivable for Fund shares sold	8,002,237
Receivable from manager	137,016
Prepaid expenses and other assets	196,627
Total assets	4,591,475,480
Liabilities
Payable for Fund shares redeemed	5,885,088
Dividends payable	1,888,973
Administration fees payable	250,659
Distribution fees payable	4,026
Trustees’ fees and expenses payable	963
Accrued expenses and other liabilities	298,127
Total liabilities	8,327,836
Total net assets	$4,583,147,644
Net assets consist of
Paid-in capital	$5,450,360,554
Total distributable loss	(867,212,910)
Total net assets	$4,583,147,644
Computation of net asset value and offering price per share
Net assets–Class A	$267,788,243
Shares outstanding–Class A1	24,093,803
Net asset value per share–Class A	$11.11
Maximum offering price per share – Class A2	$11.63
Net assets–Class C	$6,732,000
Shares outstanding–Class C1	612,137
Net asset value per share–Class C	$11.00
Net assets–Class R6	$1,464,549,897
Shares outstanding–Class R6[1]	135,333,195
Net asset value per share–Class R6	$10.82
Net assets–Administrator Class	$144,789,978
Shares outstanding–Administrator Class[1]	13,365,416
Net asset value per share–Administrator Class	$10.83
Net assets–Institutional Class	$2,699,287,526
Shares outstanding–Institutional Class[1]	249,502,080
Net asset value per share–Institutional Class	$10.82
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Core Bond Fund

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Interest allocated from affiliated Master Portfolio	$94,739,947
Affiliated income allocated from affiliated Master Portfolio	4,130,115
Expenses allocated from affiliated Master Portfolio	(7,874,534)
Waivers allocated from affiliated Master Portfolio	630,719
Total investment income	91,626,247
Expenses
Management fee	1,095,549
Administration fees
Class A	201,664
Class C	4,995
Class R	109 [1]
Class R4	34 [1]
Class R6	211,885
Administrator Class	44,359
Institutional Class	1,043,242
Shareholder servicing fees
Class A	332,014
Class C	8,235
Class R	104 [1]
Class R4	42 [1]
Administrator Class	107,116
Distribution fees
Class C	24,704
Class R	104 [1]
Custody and accounting fees	13,757
Professional fees	21,898
Registration fees	80,119
Shareholder report expenses	59,390
Trustees’ fees and expenses	12,075
Other fees and expenses	27,481
Total expenses	3,288,876
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,976,719)
Net expenses	1,312,157
Net investment income	90,314,090
Realized and unrealized gains (losses) on investments
Net realized losses on investments allocated from affiliated Master Portfolio	(138,516,235)
Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	22,569,338
Net realized and unrealized gains (losses) on investments	(115,946,897)
Net decrease in net assets resulting from operations	$(25,632,807)
1 For the period from June 1, 2023 to June  16, 2023. Effective at the close of business on June 16, 2023, Class R and Class R4 shares each became Class A and Institutional Class shares of the Fund, respectively, in a tax-free conversion. Shareholders of Class R and Class R4 shares received Class A and Institutional Class shares, respectively, at a value equal to the value of their respective shares immediately prior to the conversion. Class R and Class R4 shares are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Fund | 11

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)		Year ended May 31, 2023
Operations
Net investment income		$90,314,090		$129,513,108
Net realized losses on investments		(138,516,235)		(312,035,594)
Net change in unrealized gains (losses) on investments		22,569,338		85,016,436
Net decrease in net assets resulting from operations		(25,632,807)		(97,506,050)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(5,177,027)		(7,675,142)
Class C		(103,538)		(131,223)
Class R		(2,333)[1]		(34,090)
Class R4		(1,594)[1]		(48,723)
Class R6		(30,137,651)		(44,157,011)
Administrator Class		(1,788,335)		(2,554,745)
Institutional Class		(54,978,445)		(74,306,035)
Total distributions to shareholders		(92,188,923)		(128,906,969)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,758,903	19,487,301	3,547,996	40,597,860
Class C	90,118	984,042	203,641	2,319,261
Class R	2,735 [1]	30,355 [1]	9,751	109,924
Class R4	247 [1]	2,744 [1]	81,024	891,840
Class R6	22,289,984	240,050,682	48,253,518	536,236,583
Administrator Class	8,350,686	89,153,979	1,484,991	16,856,217
Institutional Class	44,996,236	485,304,316	95,825,733	1,072,136,843
		835,013,419		1,669,148,528
Reinvestment of distributions
Class A	437,540	4,844,502	629,058	7,205,833
Class C	9,415	103,148	11,516	130,427
Class R	0 [1]	0 [1]	2,140	23,904
Class R4	0 [1]	0 [1]	4,370	48,723
Class R6	1,955,691	21,091,842	3,183,589	35,516,927
Administrator Class	161,805	1,739,986	207,042	2,323,885
Institutional Class	5,004,978	53,944,312	6,456,679	72,012,292
		81,723,790		117,261,991
1 For the period from June 1, 2023 to June 16, 2023
The accompanying notes are an integral part of these financial statements.
12 | Allspring Core Bond Fund

Statement of changes in net assets

	Six months ended November 30, 2023 (unaudited)		Year ended May 31, 2023
	Shares		Shares
Payment for shares redeemed
Class A	(2,200,267)	$(24,352,830)	(7,212,437)	$(82,273,020)
Class C	(94,586)	(1,035,587)	(264,946)	(3,003,853)
Class R	(2,903)[1]	(32,239)[1]	(17,679)	(198,692)
Class R4	(2,032)[1]	(22,570)[1]	(144,850)	(1,619,238)
Class R6	(21,658,057)	(234,275,401)	(59,239,090)	(658,796,705)
Administrator Class	(1,465,284)	(15,663,940)	(10,522,094)	(119,107,953)
Institutional Class	(37,575,864)	(405,796,150)	(74,572,722)	(831,757,832)
		(681,178,717)		(1,696,757,293)
Share conversions
Class A	114,873	1,307,735	0	0
Class R	(117,853)[2]	(1,307,735)[2]	0	0
Class R4	(72,695)[2]	(806,720)[2]	0	0
Institutional Class	72,800	806,720	0	0
		0		0
Net increase in net assets resulting from capital share transactions		235,558,492		89,653,226
Total increase (decrease) in net assets		117,736,762		(136,759,793)
Net assets
Beginning of period		4,465,410,882		4,602,170,675
End of period		$4,583,147,644		$4,465,410,882
1 For the period from June 1, 2023 to June 16, 2023
2 Effective at the close of business on June 16, 2023, Class R and Class R4 shares each became Class A and Institutional Class shares of the Fund, respectively, in a tax-free conversion. Shareholders of Class R and Class R4 shares received Class A and Institutional Class shares, respectively, at a value equal to the value of their respective shares immediately prior to the conversion. Class R and Class R4 shares are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Fund | 13

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.42	$12.01	$13.43	$14.17	$13.28	$12.86
Net investment income	0.21 [1]	0.31 [1]	0.12	0.12 [1]	0.25	0.32
Net realized and unrealized gains (losses) on investments	(0.51)	(0.59)	(1.30)	(0.06)	0.93	0.42
Total from investment operations	(0.30)	(0.28)	(1.18)	0.06	1.18	0.74
Distributions to shareholders from
Net investment income	(0.01)	(0.30)	(0.12)	(0.15)	(0.26)	(0.32)
Net realized gains	0.00	(0.01)	(0.12)	(0.65)	(0.03)	0.00
Total distributions to shareholders	(0.01)	(0.31)	(0.24)	(0.80)	(0.29)	(0.32)
Net asset value, end of period	$11.11	$11.42	$12.01	$13.43	$14.17	$13.28
Total return[2]	(0.80)%	(2.33)%	(8.95)%	0.31%	9.03%	5.87%
Ratios to average net assets (annualized)*
Gross expenses	0.79%	0.83%	0.82%	0.82%	0.82%	0.83%
Net expenses	0.70%	0.77%	0.78%	0.78%	0.78%	0.78%
Net investment income	3.81%	2.66%	0.91%	0.87%	1.85%	2.50%
Supplemental data
Portfolio turnover rate[3]	176%	384%	432%	457%	603%	577%
Net assets, end of period (000s omitted)	$267,788	$273,980	$324,431	$370,882	$299,642	$302,246

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.33%
Year ended May 31, 2023	0.36%
Year ended May 31, 2022	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
14 | Allspring Core Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.30	$11.88	$13.29	$14.03	$13.15	$12.74
Net investment income	0.17 [1]	0.22 [1]	0.05	0.03	0.15	0.23
Net realized and unrealized gains (losses) on investments	(0.46)	(0.58)	(1.32)	(0.07)	0.92	0.40
Total from investment operations	(0.29)	(0.36)	(1.27)	(0.04)	1.07	0.63
Distributions to shareholders from
Net investment income	(0.01)	(0.21)	(0.02)	(0.05)	(0.16)	(0.22)
Net realized gains	0.00	(0.01)	(0.12)	(0.65)	(0.03)	0.00
Total distributions to shareholders	(0.01)	(0.22)	(0.14)	(0.70)	(0.19)	(0.22)
Net asset value, end of period	$11.00	$11.30	$11.88	$13.29	$14.03	$13.15
Total return[2]	(1.11)%	(3.03)%	(9.65)%	(0.45)%	8.22%	5.04%
Ratios to average net assets (annualized)*
Gross expenses	1.54%	1.58%	1.57%	1.57%	1.57%	1.58%
Net expenses	1.45%	1.52%	1.53%	1.53%	1.53%	1.53%
Net investment income	3.06%	1.92%	0.13%	0.16%	1.11%	1.75%
Supplemental data
Portfolio turnover rate[3]	176%	384%	432%	457%	603%	577%
Net assets, end of period (000s omitted)	$6,732	$6,863	$7,806	$13,399	$27,971	$34,494

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.33%
Year ended May 31, 2023	0.36%
Year ended May 31, 2022	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class R6		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.12	$11.69	$13.08	$13.82	$12.95	$12.54
Net investment income	0.23 [1]	0.34 [1]	0.17	0.18 [1]	0.30	0.37
Net realized and unrealized gains (losses) on investments	(0.52)	(0.56)	(1.27)	(0.06)	0.91	0.41
Total from investment operations	(0.29)	(0.22)	(1.10)	0.12	1.21	0.78
Distributions to shareholders from
Net investment income	(0.01)	(0.34)	(0.17)	(0.21)	(0.31)	(0.37)
Net realized gains	0.00	(0.01)	(0.12)	(0.65)	(0.03)	0.00
Total distributions to shareholders	(0.01)	(0.35)	(0.29)	(0.86)	(0.34)	(0.37)
Net asset value, end of period	$10.82	$11.12	$11.69	$13.08	$13.82	$12.95
Total return[2]	(0.60)%	(1.90)%	(8.61)%	0.70%	9.42%	6.31%
Ratios to average net assets (annualized)*
Gross expenses	0.42%	0.45%	0.44%	0.44%	0.44%	0.45%
Net expenses	0.33%	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	4.18%	3.06%	1.32%	1.29%	2.26%	2.92%
Supplemental data
Portfolio turnover rate[3]	176%	384%	432%	457%	603%	577%
Net assets, end of period (000s omitted)	$1,464,550	$1,476,551	$1,643,353	$1,978,164	$2,545,332	$2,513,644

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.33%
Year ended May 31, 2023	0.36%
Year ended May 31, 2022	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
16 | Allspring Core Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.13	$11.70	$13.09	$13.83	$12.96	$12.56
Net investment income	0.21 [1]	0.29 [1]	0.13	0.13	0.26	0.33 [1]
Net realized and unrealized gains (losses) on investments	(0.50)	(0.55)	(1.27)	(0.06)	0.90	0.40
Total from investment operations	(0.29)	(0.26)	(1.14)	0.07	1.16	0.73
Distributions to shareholders from
Net investment income	(0.01)	(0.30)	(0.13)	(0.16)	(0.26)	(0.33)
Net realized gains	0.00	(0.01)	(0.12)	(0.65)	(0.03)	0.00
Total distributions to shareholders	(0.01)	(0.31)	(0.25)	(0.81)	(0.29)	(0.33)
Net asset value, end of period	$10.83	$11.13	$11.70	$13.09	$13.83	$12.96
Total return[2]	(0.75)%	(2.22)%	(8.90)%	0.37%	9.14%	5.87%
Ratios to average net assets (annualized)*
Gross expenses	0.73%	0.76%	0.74%	0.76%	0.76%	0.76%
Net expenses	0.65%	0.70%	0.69%	0.70%	0.70%	0.70%
Net investment income	3.94%	2.60%	0.99%	0.95%	1.92%	2.58%
Supplemental data
Portfolio turnover rate[3]	176%	384%	432%	457%	603%	577%
Net assets, end of period (000s omitted)	$144,790	$70,352	$177,305	$214,796	$218,522	$205,825

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.33%
Year ended May 31, 2023	0.36%
Year ended May 31, 2022	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.12	$11.69	$13.07	$13.82	$12.94	$12.54
Net investment income	0.22 [1]	0.34 [1]	0.16	0.17	0.29	0.36
Net realized and unrealized gains (losses) on investments	(0.51)	(0.57)	(1.26)	(0.07)	0.92	0.40
Total from investment operations	(0.29)	(0.23)	(1.10)	0.10	1.21	0.76
Distributions to shareholders from
Net investment income	(0.01)	(0.33)	(0.16)	(0.20)	(0.30)	(0.36)
Net realized gains	0.00	(0.01)	(0.12)	(0.65)	(0.03)	0.00
Total distributions to shareholders	(0.01)	(0.34)	(0.28)	(0.85)	(0.33)	(0.36)
Net asset value, end of period	$10.82	$11.12	$11.69	$13.07	$13.82	$12.94
Total return[2]	(0.63)%	(1.95)%	(8.59)%	0.58%	9.45%	6.18%
Ratios to average net assets (annualized)*
Gross expenses	0.47%	0.50%	0.49%	0.49%	0.49%	0.50%
Net expenses	0.38%	0.41%	0.42%	0.42%	0.42%	0.42%
Net investment income	4.13%	3.05%	1.27%	1.22%	2.21%	2.86%
Supplemental data
Portfolio turnover rate[3]	176%	384%	432%	457%	603%	577%
Net assets, end of period (000s omitted)	$2,699,288	$2,635,520	$2,446,260	$2,749,647	$2,365,421	$2,343,238

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.33%
Year ended May 31, 2023	0.36%
Year ended May 31, 2022	0.36%
Year ended May 31, 2021	0.35%
Year ended May 31, 2020	0.35%
Year ended May 31, 2019	0.35%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
18 | Allspring Core Bond Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Core Bond Fund (the “Fund”) which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Core Bond Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of November 30, 2023, the Fund owned 96.45% of Allspring Core Bond Portfolio.  The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2023 are included in this report and should be read in conjunction with the Fund’s financial statements.
Effective at the close of business on June 16, 2023, Class R and Class R4 shares each became Class A and Institutional Class shares, respectively, of the Fund in a tax-free conversion. Shareholders of Class R and Class R4 shares received Class A and Institutional Class shares, respectively, at a value equal to the value of their respective shares immediately prior to the conversion. Class R and Class R4 shares are no longer offered by the Fund.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
Allspring Core Bond Fund | 19

Notes to financial statements (unaudited)
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $4,819,896,858 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$0
Gross unrealized losses	(236,757,258)
Net unrealized losses	$(236,757,258)
As of May 31, 2023, the Fund had capital loss carryforwards which consist of $289,890,334 in short-term capital losses and $202,741,889 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
At November 30, 2023, the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation	$4,583,139,600
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement.  Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations.  As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended November 30, 2023, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
20 | Allspring Core Bond Fund

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R	0.16
Class R4	0.08
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Prior to June 30, 2023, the class-level administration fee for Class A and Class C was 0.16% of its respective average daily net assets.
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of November 30, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.70%
Class C	1.45
Class R6	0.33
Administrator Class	0.65
Institutional Class	0.38
Prior to June 30, 2023, the Fund’s expenses were capped at 0.71% for Class A shares and 1.46% for Class C shares.
Distribution fees
The Trust has adopted a distribution plan for Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares and up to 0.25% of the average daily net assets of Class R shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2023, Allspring Funds Distributor received $1,523 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate up to 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in a single affiliated Master Portfolio.  Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio at the end of the period by the affiliated Master
Allspring Core Bond Fund | 21

Notes to financial statements (unaudited)
Portfolio’s purchases and sales.  Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2023 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$4,319,740,449	$4,096,979,703	$4,017,954,875	$4,089,880,477
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
22 | Allspring Core Bond Fund

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 43.89%
FHLB	1.25%	9-30-2031	$8,020,000	$6,621,130
FHLMC¤	0.00	12-14-2029	6,390,000	4,836,640
FHLMC	2.00	6-1-2040	8,884,717	7,414,057
FHLMC	2.00	7-1-2040	9,159,641	7,691,580
FHLMC	2.00	8-1-2040	9,489,175	7,968,282
FHLMC	2.00	11-1-2040	12,567,243	10,541,214
FHLMC	2.00	12-1-2040	3,105,171	2,605,496
FHLMC	2.00	1-1-2041	2,403,971	2,005,988
FHLMC	2.00	2-1-2041	2,463,710	2,051,233
FHLMC	2.00	4-1-2041	4,699,498	3,895,228
FHLMC	2.00	7-1-2041	4,131,980	3,417,095
FHLMC	2.00	11-1-2041	4,789,802	3,982,037
FHLMC	2.00	1-1-2042	3,156,589	2,620,162
FHLMC	2.00	2-1-2042	17,445,431	14,426,531
FHLMC	2.00	2-1-2047	2,103,320	1,650,389
FHLMC	2.00	12-1-2051	1,392,901	1,092,961
FHLMC	2.50	4-1-2042	1,658,966	1,403,706
FHLMC	2.50	5-1-2042	6,032,987	5,100,348
FHLMC	2.50	6-1-2042	2,157,762	1,824,202
FHLMC	2.50	8-1-2043	5,616,183	4,808,307
FHLMC	2.50	6-1-2046	6,620,560	5,668,222
FHLMC	2.50	9-1-2051	10,293,828	8,466,283
FHLMC	2.50	2-1-2052	1,095,690	897,067
FHLMC	2.50	3-1-2052	3,609,913	2,941,524
FHLMC	3.00	4-1-2040	2,699,074	2,413,567
FHLMC	3.00	4-1-2043	3,212,291	2,832,588
FHLMC	3.00	8-1-2043	4,863,270	4,288,415
FHLMC	3.00	4-1-2045	11,751,003	10,347,353
FHLMC	3.00	5-1-2045	3,974,707	3,470,140
FHLMC	3.00	9-1-2046	4,983,535	4,336,299
FHLMC	3.00	2-1-2047	3,688,170	3,199,383
FHLMC	3.00	1-1-2047	4,010,258	3,479,071
FHLMC	4.00	4-1-2037	1,042,163	1,000,696
FHLMC	4.00	7-1-2049	7,152,663	6,660,192
FHLMC	4.00	3-1-2050	10,849,774	10,117,524
FHLMC	4.50	6-1-2039	165,874	161,709
FHLMC	4.50	7-1-2039	217,566	211,399
FHLMC STRIPS Series 264 Class 30	3.00	7-15-2042	5,052,352	4,508,023
FHLMC STRIPS Series 271 Class F5 (30 Day Average U.S. SOFR+0.61%)±	5.94	8-15-2042	1,532,210	1,474,282
FHLMC STRIPS Series 272 Class F1 (30 Day Average U.S. SOFR+0.61%)±	5.94	8-15-2042	2,409,882	2,319,377
FHLMC STRIPS Series 280 Class F1 (30 Day Average U.S. SOFR+0.61%)±	5.94	9-15-2042	2,434,714	2,342,523
FHLMC (30 Day Average U.S. SOFR+2.13%)±	3.91	7-1-2052	2,182,095	2,059,111
FHLMC (30 Day Average U.S. SOFR+2.13%)±	4.30	7-1-2052	2,572,578	2,458,762
FHLMC (30 Day Average U.S. SOFR+2.14%)±	3.98	8-1-2052	2,978,700	2,776,117
FHLMC (30 Day Average U.S. SOFR+2.22%)±	5.13	8-1-2053	1,806,174	1,778,763
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 23

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (30 Day Average U.S. SOFR+2.30%)±	4.19%	5-1-2053	$8,683,651	$8,341,298
FHLMC (30 Day Average U.S. SOFR+2.30%)±	5.20	6-1-2053	1,670,256	1,649,499
FHLMC (30 Day Average U.S. SOFR+2.38%)±	4.12	9-1-2052	1,651,565	1,567,841
FHLMC (RFUCCT1Y+1.60%)±	7.17	9-1-2043	190,211	193,684
FHLMC (RFUCCT1Y+1.61%)±	7.43	10-1-2043	358,675	365,976
FHLMC (RFUCCT1Y+1.63%)±	3.07	2-1-2050	3,586,025	3,482,999
FHLMC (RFUCCT1Y+1.63%)±	5.90	11-1-2043	312,320	317,661
FHLMC (RFUCCT1Y+1.64%)±	2.95	5-1-2049	1,616,895	1,598,894
FHLMC (RFUCCT1Y+1.64%)±	3.13	11-1-2048	2,512,616	2,447,806
FHLMC (RFUCCT1Y+1.64%)±	5.22	3-1-2049	1,914,407	1,927,869
FHLMC (RFUCCT1Y+1.64%)±	5.62	4-1-2048	4,786,706	4,833,902
FHLMC (RFUCCT1Y+1.64%)±	6.81	8-1-2043	338,336	342,479
FHLMC (RFUCCT1Y+1.64%)±	6.84	9-1-2045	3,245,719	3,300,814
FHLMC (RFUCCT1Y+1.64%)±	6.88	7-1-2043	212,897	216,220
FHLMC (RFUCCT1Y+1.65%)±	7.04	3-1-2043	342,335	347,666
FHLMC (RFUCCT1Y+1.65%)±	7.04	10-1-2043	367,543	373,787
FHLMC (RFUCCT1Y+1.67%)±	7.26	2-1-2043	513,707	525,073
FHLMC (RFUCCT1Y+1.68%)±	5.97	9-1-2047	3,830,153	3,867,763
FHLMC (RFUCCT1Y+1.73%)±	5.94	1-1-2044	740,787	751,758
FHLMC (RFUCCT1Y+1.77%)±	7.45	9-1-2042	352,895	361,579
FHLMC Series 1897 Class K	7.00	9-15-2026	73	72
FHLMC Series 2015-8 Class AP	2.00	3-25-2045	4,503,077	3,822,764
FHLMC Series 2017-78 Class FC (30 Day Average U.S. SOFR+0.46%)±	5.79	10-25-2047	2,687,421	2,562,217
FHLMC Series 3924 Class NC	4.00	9-15-2041	2,586,429	2,435,458
FHLMC Series 4047 Class CX	3.50	5-15-2042	4,821,431	4,251,239
FHLMC Series 4091 Class BX	3.25	10-15-2041	2,664,121	2,400,971
FHLMC Series 4091 Class EX	3.38	7-15-2042	1,660,604	1,495,682
FHLMC Series 4117 Class HB	2.50	10-15-2042	1,660,000	1,383,460
FHLMC Series 4122 Class FP (30 Day Average U.S. SOFR+0.51%)±	5.84	10-15-2042	3,309,263	3,175,809
FHLMC Series 4205 Class PA	1.75	5-15-2043	1,605,033	1,320,999
FHLMC Series 4240 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.94	8-15-2043	4,487,304	4,312,763
FHLMC Series 4248 Class FT (30 Day Average U.S. SOFR+0.61%)±	5.94	9-15-2043	1,678,369	1,620,194
FHLMC Series 4286 Class VF (30 Day Average U.S. SOFR+0.56%)±	5.89	12-15-2043	3,527,279	3,396,087
FHLMC Series 4446 Class CP	2.25	3-15-2045	2,128,170	1,809,177
FHLMC Series 4582 Class HA	3.00	9-15-2045	8,315,026	7,528,590
FHLMC Series 4614 Class FG (30 Day Average U.S. SOFR+0.61%)±	5.94	9-15-2046	2,049,382	1,963,032
FHLMC Series 4628 Class KF (30 Day Average U.S. SOFR+0.61%)±	5.94	1-15-2055	2,380,462	2,249,302
FHLMC Series 4631 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.94	11-15-2046	3,199,683	3,063,882
FHLMC Series 4719 Class LM	3.00	9-15-2047	1,814,985	1,577,377
FHLMC Series 4719 Class LA	3.50	9-15-2047	2,388,719	2,152,123
FHLMC Series 4742 Class PA	3.00	10-15-2047	3,711,317	3,257,187
FHLMC Series 4793 Class FD (30 Day Average U.S. SOFR+0.41%)±	5.74	6-15-2048	665,800	632,160
FHLMC Series 4826 Class KF (30 Day Average U.S. SOFR+0.41%)±	5.74	9-15-2048	1,404,368	1,335,071
FHLMC Series 4857 Class JA	3.35	1-15-2049	7,592,357	7,025,716
The accompanying notes are an integral part of these financial statements.
24 | Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Series 4880 Class DA	3.00%	5-15-2050	$3,063,022	$2,700,521
FHLMC Series 4903 Class NF (30 Day Average U.S. SOFR+0.51%)±	5.84	8-25-2049	1,463,918	1,402,224
FHLMC Series 4927 Class BG	3.00	11-25-2049	3,239,038	2,827,446
FHLMC Series 4937 Class MD	2.50	10-25-2049	3,266,886	2,788,353
FHLMC Series 4941 Class GA	2.00	12-15-2047	1,847,580	1,496,475
FHLMC Series 4957 Class MY	3.00	2-25-2050	1,883,000	1,489,132
FHLMC Series 4979 Class UC	1.50	6-25-2050	5,952,097	4,656,328
FHLMC Series 4990 Class FN (30 Day Average U.S. SOFR+0.46%)±	5.79	5-25-2050	4,226,211	4,013,660
FHLMC Series 4993 Class KF (30 Day Average U.S. SOFR+0.56%)±	5.89	7-25-2050	12,594,477	12,004,876
FHLMC Series 5004 Class FM (30 Day Average U.S. SOFR+0.46%)±	5.79	8-25-2050	2,664,120	2,522,402
FHLMC Series 5020 Class ET	3.50	10-25-2050	2,661,409	2,354,901
FHLMC Series 5091 Class AB	1.50	3-25-2051	5,716,752	4,473,446
FHLMC Series 5092 Class HE	2.00	2-25-2051	3,297,075	2,662,576
FHLMC Series 5116 Class PB	2.25	2-25-2051	3,371,592	2,775,434
FHLMC Series 5118 Class CA	1.50	10-15-2033	2,796,228	2,393,243
FHLMC Series 5119 Class AB	1.50	8-25-2049	3,226,978	2,483,067
FHLMC Series 5119 Class QF (30 Day Average U.S. SOFR+0.20%)±	5.53	6-25-2051	3,809,930	3,555,961
FHLMC Series 5143 Class GA	2.00	6-25-2049	1,895,690	1,508,035
FHLMC Series 5156 Class DC	2.00	9-25-2051	3,657,550	3,017,560
FHLMC Series 5159 Class UA	2.50	12-25-2048	3,543,341	3,007,714
FHLMC Series 5178 Class TP	2.50	4-25-2049	4,409,908	3,718,267
FHLMC Series 5182 Class D	2.50	11-25-2043	13,735,528	12,175,344
FHLMC Series 5182 Class M	2.50	5-25-2049	2,668,879	2,250,567
FHLMC Series 5184 Class AB	2.50	5-25-2048	2,016,046	1,724,508
FHLMC Series 5194 Class G	2.50	1-25-2051	4,037,296	3,198,916
FHLMC Series 5201 Class CA	2.50	7-25-2048	3,945,972	3,398,965
FHLMC Series 5202 Class BH	2.00	12-25-2047	2,222,246	1,953,302
FHLMC Series 5202 Class LA	2.50	5-25-2049	3,991,200	3,372,341
FHLMC Series 5203 Class G	2.50	11-25-2048	1,767,971	1,513,346
FHLMC Series 5206 Class CD	3.50	5-25-2049	4,097,197	3,614,426
FHLMC Series 5207 Class PA	3.00	6-25-2051	4,314,479	3,744,942
FHLMC Series 5209 Class EA	3.00	8-25-2050	3,423,096	3,004,483
FHLMC Series 5209 Class EJ	3.00	8-25-2050	3,423,096	3,004,483
FHLMC Series 5210 Class DC	3.00	9-25-2051	3,217,665	2,891,644
FHLMC Series 5217 Class CD	2.50	7-25-2049	3,222,123	2,884,963
FHLMC Series 5220 Class QK	3.50	9-25-2050	6,390,452	5,900,776
FHLMC Series 5228 Class TN	3.50	7-25-2039	3,070,795	2,849,681
FHLMC Series 5300 Class C	2.00	9-25-2047	5,173,207	4,670,278
FHLMC Series 5335 Class FB (30 Day Average U.S. SOFR+0.81%)±	6.14	10-15-2039	5,546,051	5,518,049
FHLMC Series 5338 Class FH (30 Day Average U.S. SOFR+0.41%)±	5.74	4-15-2045	5,328,843	5,100,970
FNMA	1.50	11-1-2041	17,859,576	14,063,349
FNMA	1.50	7-1-2051	16,561,634	12,236,317
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 25

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	1.52%	8-21-2035	$8,018,000	$5,395,253
FNMA	1.90	1-25-2036	7,437,000	5,154,050
FNMA	2.00	6-1-2040	2,983,860	2,507,994
FNMA	2.00	7-1-2040	9,019,147	7,575,194
FNMA	2.00	9-1-2040	10,108,966	8,437,419
FNMA	2.00	10-1-2040	11,100,553	9,182,722
FNMA	2.00	11-1-2040	8,944,952	7,501,385
FNMA	2.00	12-1-2040	55,376,328	46,287,108
FNMA	2.00	1-1-2041	19,004,183	15,931,022
FNMA	2.00	2-1-2041	10,647,410	8,865,434
FNMA	2.00	4-1-2041	4,022,432	3,342,847
FNMA	2.00	5-1-2041	20,207,886	16,900,625
FNMA	2.00	6-1-2041	1,216,344	1,006,153
FNMA	2.00	7-1-2041	19,121,016	15,815,296
FNMA	2.00	10-1-2041	6,988,057	5,822,328
FNMA	2.00	11-1-2041	5,857,366	4,851,355
FNMA	2.00	1-1-2042	4,683,600	3,893,834
FNMA	2.00	2-1-2042	44,026,943	36,603,016
FNMA	2.00	4-1-2042	3,641,966	3,036,578
FNMA	2.00	4-1-2046	10,609,779	8,364,096
FNMA	2.00	1-1-2047	1,935,253	1,521,234
FNMA	2.00	3-1-2047	14,092,695	11,074,961
FNMA	2.50	12-1-2040	6,372,313	5,512,149
FNMA	2.50	5-1-2041	6,789,437	5,816,500
FNMA	2.50	8-1-2041	3,733,540	3,186,140
FNMA	2.50	2-1-2042	3,888,366	3,352,206
FNMA	2.50	4-1-2042	8,384,660	7,043,716
FNMA	2.50	5-1-2042	4,992,786	4,225,391
FNMA	2.50	6-1-2042	4,575,441	3,898,125
FNMA	2.50	5-1-2046	1,923,928	1,590,624
FNMA	2.50	12-1-2047	9,253,425	7,979,531
FNMA	2.50	10-1-2050	6,042,537	4,987,521
FNMA	2.50	3-1-2052	4,215,290	3,442,779
FNMA	3.00	11-1-2039	2,302,953	2,121,800
FNMA	3.00	5-1-2040	6,288,789	5,602,347
FNMA	3.00	11-1-2042	3,335,238	2,945,217
FNMA	3.00	1-1-2043	3,939,854	3,616,500
FNMA	3.00	2-1-2043	16,697,108	14,412,526
FNMA	3.00	7-1-2043	2,662,971	2,341,622
FNMA	3.00	8-1-2043	3,649,283	3,210,425
FNMA	3.00	9-1-2043	2,838,578	2,506,594
FNMA	3.00	12-1-2043	3,446,474	3,030,597
FNMA	3.00	2-1-2044	3,543,967	3,122,254
FNMA	3.00	10-1-2044	17,850,623	15,696,745
FNMA	3.00	2-1-2045	5,678,952	5,005,234
FNMA	3.00	10-1-2046	12,910,192	11,267,819
FNMA	3.00	11-1-2046	10,366,611	8,996,465
FNMA	3.00	12-1-2046	14,353,835	12,448,938
The accompanying notes are an integral part of these financial statements.
26 | Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	3.00%	1-1-2047	$10,230,343	$8,865,668
FNMA	3.00	2-1-2047	17,375,888	15,238,606
FNMA	3.00	9-1-2047	1,688,394	1,466,753
FNMA	3.00	1-1-2048	5,227,818	4,521,230
FNMA	3.00	2-1-2048	2,476,746	2,152,030
FNMA	3.00	4-1-2048	11,329,452	9,977,496
FNMA	3.00	8-1-2048	3,024,511	2,664,690
FNMA	3.00	12-1-2048	6,420,674	5,559,499
FNMA	3.00	1-1-2049	5,525,152	4,868,144
FNMA	3.00	2-1-2049	6,099,243	5,290,639
FNMA	3.00	10-1-2049	43,231,170	38,090,018
FNMA	3.00	2-1-2050	59,893,275	52,059,342
FNMA	3.00	5-1-2050	13,719,901	11,974,891
FNMA	3.00	7-1-2050	18,011,207	15,623,404
FNMA	3.00	7-1-2052	2,745,318	2,385,615
FNMA	3.00	2-1-2055	1,944,997	1,664,416
FNMA	3.00	7-1-2060	24,484,155	20,221,205
FNMA	3.00	3-1-2047	2,066,241	1,777,276
FNMA	3.50	6-1-2041	2,888,924	2,727,846
FNMA	3.50	3-1-2042	2,179,697	1,993,334
FNMA	3.50	4-1-2042	4,633,243	4,237,079
FNMA	3.50	5-1-2042	1,310,823	1,237,720
FNMA	3.50	6-1-2042	2,381,232	2,242,569
FNMA	3.50	11-1-2042	1,884,615	1,723,444
FNMA	3.50	8-1-2043	16,623,968	15,077,727
FNMA	3.50	12-1-2043	8,812,464	7,992,731
FNMA	3.50	1-1-2044	1,314,428	1,241,056
FNMA	3.50	7-1-2047	22,759,302	20,811,611
FNMA	3.50	6-1-2049	8,102,502	7,258,069
FNMA	3.50	1-1-2050	3,700,677	3,308,895
FNMA	3.50	2-1-2050	2,700,232	2,449,003
FNMA	3.50	4-1-2050	13,340,799	11,969,613
FNMA	4.00	1-1-2027	6,467,242	6,415,740
FNMA	4.00	9-1-2033	1,266,230	1,229,462
FNMA	4.00	3-1-2035	15,723,100	15,597,495
FNMA	4.00	10-1-2037	884,980	849,951
FNMA	4.00	6-1-2038	1,670,438	1,604,408
FNMA	4.00	4-1-2045	51,164,904	47,926,335
FNMA	4.00	9-1-2045	546,987	511,276
FNMA	4.00	1-1-2046	3,935,750	3,678,820
FNMA	4.00	1-1-2047	1,907,636	1,775,906
FNMA	4.00	2-1-2047	1,569,283	1,460,914
FNMA	4.00	4-1-2047	1,007,762	938,100
FNMA	4.00	10-1-2047	809,647	755,230
FNMA	4.00	7-1-2048	12,547,450	11,644,240
FNMA	4.00	12-1-2048	1,979,162	1,849,962
FNMA	4.00	5-1-2049	2,058,235	1,914,075
FNMA	4.50	6-1-2041	167,078	161,449
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 27

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	4.50%	3-1-2043	$2,064,041	$1,994,512
FNMA	4.50	10-1-2045	3,294,476	3,163,079
FNMA	4.50	2-1-2046	89,152	85,549
FNMA	4.50	7-1-2048	3,317,054	3,170,593
FNMA	4.50	11-1-2048	1,409,244	1,354,204
FNMA	5.50	9-1-2052	4,151,457	4,171,647
FNMA	5.50	10-1-2053	4,189,518	4,202,516
FNMA	6.00	2-1-2029	967	980
FNMA	6.00	3-1-2033	13,601	13,923
FNMA	6.00	11-1-2033	4,790	4,911
FNMA	6.00	7-1-2053	333,691	334,681
FNMA%%	6.00	12-13-2053	143,000,000	143,397,035
FNMA%%	6.00	1-16-2054	20,000,000	20,050,061
FNMA%%	6.50	12-13-2053	49,400,000	50,179,587
FNMA%%	7.00	1-16-2054	53,700,000	55,044,376
FNMA Interest STRIPS Series 414 Class A35	3.50	10-25-2042	4,540,136	4,175,647
FNMA Principal STRIPS¤	0.00	11-15-2030	18,777,000	13,491,597
FNMA (30 Day Average U.S. SOFR+2.12%)±	3.96	8-1-2052	2,069,702	1,934,561
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.13	9-1-2052	4,130,025	3,983,647
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.14	7-1-2052	4,776,562	4,486,443
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.63	8-1-2052	4,991,995	4,776,700
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.15	10-1-2052	10,810,394	10,429,478
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.22	11-1-2052	3,621,080	3,501,807
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.30	8-1-2052	5,937,331	5,691,971
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.35	7-1-2052	5,428,618	5,214,186
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.62	8-1-2052	6,160,019	5,965,920
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.65	8-1-2052	4,884,310	4,735,578
FNMA (30 Day Average U.S. SOFR+2.37%)±	3.68	8-1-2052	3,178,305	2,985,860
FNMA (30 Day Average U.S. SOFR+2.37%)±	4.22	9-1-2052	1,565,488	1,496,041
FNMA (RFUCCT1Y+1.56%)±	6.73	6-1-2043	240,522	244,441
FNMA (RFUCCT1Y+1.56%)±	6.95	3-1-2043	55,123	54,830
FNMA (RFUCCT1Y+1.58%)±	4.75	1-1-2046	3,432,340	3,479,055
FNMA (RFUCCT1Y+1.58%)±	5.00	6-1-2045	1,392,263	1,411,895
FNMA (RFUCCT1Y+1.58%)±	6.99	10-1-2043	781,164	796,788
FNMA (RFUCCT1Y+1.60%)±	3.04	3-1-2050	5,022,067	4,953,203
FNMA (RFUCCT1Y+1.61%)±	2.77	6-1-2050	2,306,279	2,119,300
FNMA (RFUCCT1Y+1.66%)±	6.94	1-1-2043	221,081	225,964
FNMA Series 2012-111 Class FC (30 Day Average U.S. SOFR+0.51%)±	5.84	10-25-2042	2,071,159	1,999,845
FNMA Series 2012-133 Class JF (30 Day Average U.S. SOFR+0.46%)±	5.79	12-25-2042	2,039,075	1,951,915
FNMA Series 2012-151 Class NX	1.50	1-25-2043	1,825,321	1,492,965
FNMA Series 2013-11 Class AP	1.50	1-25-2043	5,658,738	4,952,565
FNMA Series 2013-15 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.79	3-25-2043	2,447,117	2,341,758
FNMA Series 2013-43 Class BP	1.75	5-25-2043	2,182,565	1,802,295
FNMA Series 2014-25 Class EL	3.00	5-25-2044	2,285,781	1,993,551
FNMA Series 2014-74 Class PC	2.50	6-25-2044	2,013,337	1,821,943
The accompanying notes are an integral part of these financial statements.
28 | Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2015-20 Class EF (30 Day Average U.S. SOFR+0.46%)±	5.79%	4-25-2045	$5,757,019	$5,486,054
FNMA Series 2015-26 Class GF (30 Day Average U.S. SOFR+0.41%)±	5.74	5-25-2045	3,575,058	3,417,038
FNMA Series 2015-32 Class FA (30 Day Average U.S. SOFR+0.41%)±	5.74	5-25-2045	2,178,418	2,069,284
FNMA Series 2015-48 Class FB (30 Day Average U.S. SOFR+0.41%)±	5.74	7-25-2045	2,670,981	2,539,847
FNMA Series 2015-84 Class PA	1.70	8-25-2033	6,564,230	5,880,279
FNMA Series 2016-19 Class FD (30 Day Average U.S. SOFR+0.51%)±	5.84	4-25-2046	8,385,299	8,199,101
FNMA Series 2016-48 Class MA	2.00	6-25-2038	6,610,707	5,920,052
FNMA Series 2016-57 Class PC	1.75	6-25-2046	13,824,393	11,132,122
FNMA Series 2017-13 Class PA	3.00	8-25-2046	1,965,716	1,749,496
FNMA Series 2017-30 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.79	5-25-2047	1,967,158	1,880,043
FNMA Series 2018-14 Class KC	3.00	3-25-2048	2,350,866	2,154,135
FNMA Series 2018-38 Class MA	3.30	6-25-2048	3,709,437	3,418,216
FNMA Series 2018-55 Class GA	3.38	8-25-2048	2,926,420	2,702,030
FNMA Series 2018-64 Class A	3.00	9-25-2048	2,464,458	2,099,195
FNMA Series 2018-8 Class KL	2.50	3-25-2047	2,314,749	2,012,372
FNMA Series 2018-85 Class EA	3.50	12-25-2048	1,908,259	1,761,567
FNMA Series 2019-15 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.94	4-25-2049	1,345,785	1,294,290
FNMA Series 2019-25 Class PA	3.00	5-25-2048	5,017,211	4,465,401
FNMA Series 2019-41 Class FG (30 Day Average U.S. SOFR+0.61%)±	5.94	8-25-2059	3,521,001	3,340,752
FNMA Series 2019-43 Class FC (30 Day Average U.S. SOFR+0.51%)±	5.84	8-25-2049	2,678,235	2,560,720
FNMA Series 2019-67 Class FB (30 Day Average U.S. SOFR+0.56%)±	5.89	11-25-2049	1,342,565	1,284,509
FNMA Series 2020-34 Class F (30 Day Average U.S. SOFR+0.56%)±	5.89	6-25-2050	1,873,240	1,790,926
FNMA Series 2020-37 Class DA	1.50	6-25-2050	2,001,519	1,702,184
FNMA Series 2020-45 Class JL	3.00	7-25-2040	4,019,100	3,535,079
FNMA Series 2020-48 Class AB	2.00	7-25-2050	3,214,645	2,561,927
FNMA Series 2020-48 Class DA	2.00	7-25-2050	7,136,145	5,818,137
FNMA Series 2020-59 Class NC	3.00	8-25-2040	3,073,544	2,727,973
FNMA Series 2021-22 Class MN	2.75	10-25-2050	3,413,725	2,882,074
FNMA Series 2021-27 Class EC	1.50	5-25-2051	9,385,428	7,353,227
FNMA Series 2021-33 Class AV	2.50	3-25-2048	1,393,751	992,242
FNMA Series 2021-42 Class AC	2.00	2-25-2051	2,732,747	2,239,764
FNMA Series 2021-42 Class DC	2.00	11-25-2050	6,628,170	5,376,132
FNMA Series 2021-73 Class DJ	2.00	3-25-2049	3,726,798	2,910,269
FNMA Series 2021-73 Class A	2.50	11-25-2049	4,037,126	3,379,569
FNMA Series 2021-76 Class KB	1.25	11-25-2051	1,658,629	1,312,714
FNMA Series 2021-78 Class ND	1.50	11-25-2051	5,239,233	4,129,984
FNMA Series 2021-78 Class PA	2.50	11-25-2051	3,481,853	2,915,932
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 29

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2021-86 Class MA	2.50%	11-25-2047	$5,842,044	$5,073,187
FNMA Series 2021-91 Class AB	2.50	9-25-2049	3,440,364	2,894,230
FNMA Series 2021-95 Class MA	2.50	4-25-2050	4,357,884	3,622,559
FNMA Series 2021-96 Class AH	2.50	3-25-2049	3,901,998	3,261,523
FNMA Series 2022-11 Class A	2.50	7-25-2047	8,666,020	7,583,786
FNMA Series 2022-11 Class D	3.00	1-25-2050	2,313,726	2,028,747
FNMA Series 2022-18 Class DL	3.25	7-25-2046	5,127,583	4,623,822
FNMA Series 2022-28 Class CA	2.00	1-25-2048	3,273,758	2,861,074
FNMA Series 2022-3 Class N	2.00	10-25-2047	10,657,979	8,922,782
FNMA Series 2022-4 Class MH	3.00	9-25-2048	4,047,531	3,601,441
FNMA Series 2022-9 Class DJ	3.25	3-25-2049	2,731,204	2,405,671
FNMA Series 2023-37 Class FG (30 Day Average U.S. SOFR+0.41%)±	5.74	8-25-2050	9,621,776	9,169,968
FNMA Series 2023-37 Class FH (30 Day Average U.S. SOFR+0.51%)±	5.84	1-25-2050	5,837,791	5,598,389
FNMA Series 2023-38 Class FC (30 Day Average U.S. SOFR+0.66%)±	5.99	6-25-2040	3,779,663	3,699,979
GNMA	2.50	12-20-2037	4,225,018	3,780,338
GNMA	2.50	6-20-2038	7,904,037	7,061,913
GNMA	3.00	6-20-2043	4,044,442	3,527,145
GNMA	3.00	8-20-2043	1,305,751	1,138,736
GNMA	3.00	10-20-2046	597,723	521,222
GNMA	3.00	12-20-2046	2,025,780	1,766,992
GNMA	3.00	1-20-2047	2,217,972	1,935,601
GNMA	3.00	3-20-2047	2,240,255	1,953,523
GNMA	3.00	4-20-2047	3,126,627	2,726,812
GNMA	3.00	5-20-2047	540,916	471,683
GNMA	3.00	7-20-2047	2,302,357	2,007,671
GNMA	3.00	9-20-2047	1,755,047	1,524,375
GNMA	3.00	11-15-2047	10,408,454	9,156,280
GNMA	3.00	11-20-2047	822,444	717,267
GNMA	3.00	12-20-2047	232,954	201,053
GNMA	3.00	1-20-2048	1,362,257	1,184,495
GNMA	3.00	2-20-2048	936,847	815,962
GNMA	3.00	3-20-2048	357,230	311,505
GNMA	3.00	10-20-2050	8,992,156	7,803,689
GNMA	3.50	1-20-2048	2,202,603	1,997,168
GNMA	4.00	3-20-2048	609,420	564,000
GNMA	4.00	4-20-2048	2,129,894	1,971,538
GNMA	4.50	8-15-2047	395,094	379,522
GNMA	4.50	2-20-2049	2,708,735	2,529,223
GNMA	6.00	1-20-2053	4,732,513	4,799,343
GNMA%%	6.50	12-20-2053	73,900,000	75,149,949
GNMA Series 2010-163 Class NC	4.00	12-20-2040	3,071,915	2,954,490
GNMA Series 2012-141 Class WA±±	4.51	11-16-2041	766,579	726,678
GNMA Series 2013-152 Class HA	2.50	6-20-2043	3,215,604	2,854,986
GNMA Series 2014-181 Class L	3.00	12-20-2044	1,976,655	1,712,577
GNMA Series 2015-144 Class CA	2.50	10-20-2045	3,339,153	2,817,602
The accompanying notes are an integral part of these financial statements.
30 | Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA Series 2015-161 Class GF (U.S. SOFR 1 Month+0.41%)±	5.75%	11-20-2045	$1,795,433	$1,715,216
GNMA Series 2016-93 Class AB	1.75	7-20-2044	3,594,443	2,772,022
GNMA Series 2017-139 Class GA	3.00	9-20-2047	7,591,735	6,677,784
GNMA Series 2017-167 Class BQ	2.50	8-20-2044	2,339,970	2,092,058
GNMA Series 2018-65 Class DC	3.50	5-20-2048	2,433,839	2,123,202
GNMA Series 2020-133 Class GA	1.00	9-20-2050	4,016,467	3,306,341
GNMA Series 2020-138 Class LE	1.50	9-20-2050	9,187,528	7,009,254
GNMA Series 2021-227 Class E	2.50	7-20-2050	14,746,587	12,382,109
GNMA Series 2021-27 Class BD	5.00	2-20-2051	2,295,404	2,215,012
GNMA Series 2021-27 Class CW±±	5.00	2-20-2051	1,359,615	1,293,736
GNMA Series 2021-27 Class NT	5.00	2-20-2051	2,735,116	2,556,956
GNMA Series 2021-27 Class Q	5.00	2-20-2051	2,415,517	2,265,372
GNMA Series 2021-8 Class CY	5.00	1-20-2051	891,784	866,866
GNMA Series 2022-107 Class C	2.50	6-20-2051	11,340,931	9,253,884
GNMA Series 2022-153 Class KA	4.00	12-20-2049	3,406,773	3,231,947
GNMA Series 2022-191 Class B	4.00	6-20-2041	14,145,835	12,769,962
GNMA Series 2022-191 Class BY	4.00	8-20-2041	15,226,534	13,766,031
GNMA Series 2022-197 Class LF (30 Day Average U.S. SOFR+0.70%)±	6.03	11-20-2052	10,100,661	9,878,341
GNMA Series 2022-205 Class A	2.00	9-20-2051	4,170,726	3,151,163
GNMA Series 2022-31 Class GH	2.50	12-20-2049	7,416,276	6,352,496
GNMA Series 2022-34 Class DN	3.50	9-20-2041	6,349,618	5,775,971
GNMA Series 2022-5 Class BA	2.00	10-20-2049	15,074,240	12,521,256
GNMA Series 2022-50 Class DC	2.50	8-20-2051	3,469,513	2,937,918
GNMA Series 2022-66 Class CG	3.50	4-20-2052	6,983,710	6,440,755
GNMA Series 2022-84 Class A	2.50	1-20-2052	4,039,336	3,300,702
Total agency securities (Cost $2,161,187,406)				2,085,829,687
Asset-backed securities: 6.74%
Ally Auto Receivables Trust Series 2022-3 Class A4	5.07	6-15-2031	1,860,000	1,847,388
American Express Credit Account Master Trust Series 2023-1 Class A	4.87	5-15-2028	2,588,000	2,575,323
AmeriCredit Automobile Receivables Trust Series 2022-2 Class A3	4.38	4-18-2028	3,567,000	3,511,329
AmeriCredit Automobile Receivables Trust Series 2023-1 Class A3	5.62	11-18-2027	1,745,000	1,740,042
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A3	5.81	5-18-2028	3,502,000	3,506,575
BMW Vehicle Lease Trust Series 2023-1 Class A4	5.07	6-25-2026	2,481,000	2,465,986
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3	4.87	2-15-2028	6,556,000	6,502,170
Chase Auto Owner Trust Series 2022-AA Class A4144A	3.99	3-27-2028	2,419,000	2,343,651
College Avenue Student Loans LLC Series 2017-A Class A1 (U.S. SOFR 1 Month+1.76%)144A±	7.11	11-26-2046	1,265,947	1,264,375
College Avenue Student Loans LLC Series 2018-A Class A2144A	4.13	12-26-2047	1,094,400	1,036,436
College Avenue Student Loans LLC Series 2019-A Class A2144A	3.28	12-28-2048	1,840,421	1,673,975
Discover Card Execution Note Trust Series 2022-A3 Class A3	3.56	7-15-2027	9,813,000	9,532,212
Discover Card Execution Note Trust Series 2023-A1 Class A	4.31	3-15-2028	6,877,000	6,750,923
Discover Card Execution Note Trust Series 2023-A2 Class A	4.93	6-15-2028	15,637,000	15,562,598
Ford Credit Auto Owner Trust Series 2022-1 Class A144A	3.88	11-15-2034	5,585,000	5,333,986
Ford Credit Auto Owner Trust Series 2022-D Class A4	5.30	3-15-2028	1,673,000	1,670,700
Ford Credit Auto Owner Trust Series 2023-A Class A3	4.65	2-15-2028	7,598,000	7,499,120
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 31

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
GM Financial Automobile Leasing Trust Series 2023-2 Class A4	5.09%	5-20-2027	$2,343,000	$2,322,080
GM Financial Automobile Leasing Trust Series 2023-3 Class A4	5.44	8-20-2027	1,557,000	1,553,501
GM Financial Consumer Automobile Receivables Trust Series 2022-4 Class A3	4.82	8-16-2027	3,022,000	2,993,398
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	2,639,000	2,664,867
Hertz Vehicle Financing LLC Series 2022-4A Class A144A	3.73	9-25-2026	1,924,000	1,857,088
Hertz Vehicle Financing LLC Series 2023-2A Class A144A	5.57	9-25-2029	4,506,000	4,447,103
Hyundai Auto Lease Securitization Trust Series 2023-B Class A4144A	5.17	4-15-2027	3,749,000	3,712,772
Hyundai Auto Lease Securitization Trust Series 2023-C Class A4144A	5.84	9-15-2027	2,612,000	2,630,996
Hyundai Auto Receivables Trust Series 2021-C Class A4	1.03	12-15-2027	2,976,000	2,773,253
Hyundai Auto Receivables Trust Series 2022-A Class A3	2.22	10-15-2026	5,544,000	5,396,083
Hyundai Auto Receivables Trust Series 2022-A Class A4	2.35	4-17-2028	1,708,000	1,609,557
Hyundai Auto Receivables Trust Series 2023-A Class A4	4.48	7-17-2028	3,320,000	3,253,237
Hyundai Auto Receivables Trust Series 2023-B Class A3	5.48	4-17-2028	2,010,000	2,021,317
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A4	5.25	2-15-2029	3,874,000	3,870,995
Mercedes-Benz Auto Receivables Trust Series 2023-1 Class A4	4.31	4-16-2029	2,935,000	2,862,840
Navient Private Education Loan Trust Series 2014-AA Class A3 (U.S. SOFR 1 Month+1.71%)144A±	7.04	10-15-2031	1,497,582	1,499,850
Navient Private Education Loan Trust Series 2016-AA Class A2B (U.S. SOFR 1 Month+2.26%)144A±	7.59	12-15-2045	754,847	758,725
Navient Private Education Refinance Loan Trust Series 2018-CA Class A2144A	3.52	6-16-2042	93,495	92,386
Navient Private Education Refinance Loan Trust Series 2018-DA Class A2A144A	4.00	12-15-2059	2,476,922	2,366,491
Navient Private Education Refinance Loan Trust Series 2019-A Class A2A144A	3.42	1-15-2043	2,206,459	2,127,230
Navient Private Education Refinance Loan Trust Series 2019-CA Class A2144A	3.13	2-15-2068	2,008,281	1,915,972
Navient Private Education Refinance Loan Trust Series 2019-D Class A2A144A	3.01	12-15-2059	5,161,905	4,799,709
Navient Private Education Refinance Loan Trust Series 2019-FA Class A2144A	2.60	8-15-2068	2,802,668	2,582,432
Navient Private Education Refinance Loan Trust Series 2020-GA Class A144A	1.17	9-16-2069	2,303,925	2,034,956
Navient Private Education Refinance Loan Trust Series 2021-BA Class A144A	0.94	7-15-2069	1,187,076	1,017,104
Navient Private Education Refinance Loan Trust Series 2021-CA Class A144A	1.06	10-15-2069	4,954,571	4,229,333
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	6,808,235	5,765,138
Navient Private Education Refinance Loan Trust Series 2021-FA Class A144A	1.11	2-18-2070	4,415,308	3,664,856
Navient Private Education Refinance Loan Trust Series 2022-A Class A144A	2.23	7-15-2070	3,195,018	2,766,582
Navient Student Loan Trust Series 2021-3A Class A1A144A	1.77	8-25-2070	4,755,862	4,103,899
Nelnet Student Loan Trust Series 2004-3 Class A5 (90 Day Average U.S. SOFR+0.44%)±	5.78	10-27-2036	1,041,334	1,020,110
The accompanying notes are an integral part of these financial statements.
32 | Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Nelnet Student Loan Trust Series 2004-4 Class A5 (90 Day Average U.S. SOFR+0.42%)±	5.76%	1-25-2037	$2,969,869	$2,928,950
Nelnet Student Loan Trust Series 2005-1 Class A5 (90 Day Average U.S. SOFR+0.37%)±	5.71	10-25-2033	8,736,708	8,557,562
Nelnet Student Loan Trust Series 2005-2 Class A5 (90 Day Average U.S. SOFR+0.36%)±	5.60	3-23-2037	8,527,817	8,364,883
Nelnet Student Loan Trust Series 2005-3 Class A5 (90 Day Average U.S. SOFR+0.38%)±	5.62	12-24-2035	6,452,622	6,341,436
Nelnet Student Loan Trust Series 2005-4 Class A4 (90 Day Average U.S. SOFR+0.44%)±	5.68	3-22-2032	1,668,158	1,580,830
Nissan Auto Lease Trust Series 2023-B Class A4	5.61	11-15-2027	3,476,000	3,481,556
Nissan Auto Receivables Owner Trust Series 2022-B Class A4	4.45	11-15-2029	2,437,000	2,383,719
PenFed Auto Receivables Owner Trust Series 2022-A Class A3144A	3.96	4-15-2026	3,548,000	3,511,074
PenFed Auto Receivables Owner Trust Series 2022-A Class A4144A	4.18	12-15-2028	1,743,000	1,707,051
Santander Drive Auto Receivables Trust Series 2022-2 Class A3	2.98	10-15-2026	3,639,140	3,614,365
Santander Drive Auto Receivables Trust Series 2022-3 Class A3	3.40	12-15-2026	1,938,418	1,920,785
Santander Drive Auto Receivables Trust Series 2022-4 Class A3	4.14	2-16-2027	4,020,979	3,987,327
Santander Drive Auto Receivables Trust Series 2022-5 Class A3	4.11	8-17-2026	2,977,955	2,961,599
Santander Drive Auto Receivables Trust Series 2022-6 Class A3	4.49	11-16-2026	7,570,636	7,526,649
Santander Drive Auto Receivables Trust Series 2022-7 Class A3	5.75	4-15-2027	1,964,000	1,960,232
SMB Private Education Loan Trust Series 2016-B Class A2A144A	2.43	2-17-2032	617,134	599,752
SMB Private Education Loan Trust Series 2016-C Class A2B (U.S. SOFR 1 Month+1.21%)144A±	6.54	9-15-2034	539,783	539,832
SMB Private Education Loan Trust Series 2020-B Class A1A144A	1.29	7-15-2053	1,750,083	1,560,066
SMB Private Education Loan Trust Series 2020-PTB Class A2A144A	1.60	9-15-2054	10,137,071	9,035,707
SMB Private Education Loan Trust Series 2021-A Class APT1144A	1.07	1-15-2053	6,174,108	5,306,117
SMB Private Education Loan Trust Series 2021-B Class A144A	1.31	7-17-2051	2,182,119	1,930,771
SMB Private Education Loan Trust Series 2021-E Class A1A144A	1.68	2-15-2051	4,686,311	4,184,383
SoFi Professional Loan Program LLC Series 2017-D Class A2FX144A	2.65	9-25-2040	79,738	76,317
SoFi Professional Loan Program LLC Series 2020-C Class AFX144A	1.95	2-15-2046	395,513	355,374
SoFi Professional Loan Program LLC Series 2021-B Class AFX144A	1.14	2-15-2047	3,470,108	2,858,736
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54	7-15-2029	11,090,000	11,144,808
T-Mobile U.S. Trust Series 2022-1A Class A144A	4.91	5-22-2028	3,719,000	3,689,198
Toyota Auto Receivables Owner Trust Series 2022-D Class A4	5.43	4-17-2028	2,132,000	2,149,209
Toyota Auto Receivables Owner Trust Series 2023-A Class A4	4.42	8-15-2028	2,768,000	2,704,215
Toyota Auto Receivables Owner Trust Series 2023-B Class A3	4.71	2-15-2028	4,376,000	4,332,532
Toyota Auto Receivables Owner Trust Series 2023-C Class A3	5.16	4-17-2028	7,200,000	7,193,079
Verizon Master Trust Series 2022-2 Class A	1.53	7-20-2028	3,146,000	3,007,436
Verizon Master Trust Series 2022-4 Class A	3.40	11-20-2028	6,085,000	5,898,859
Verizon Master Trust Series 2022-6 Class A	3.67	1-22-2029	4,554,000	4,424,633
Verizon Master Trust Series 2023-1 Class A	4.49	1-22-2029	6,417,000	6,316,143
Verizon Master Trust Series 2023-2 Class A	4.89	4-13-2028	2,391,000	2,369,461
Verizon Master Trust Series 2023-4 Class A1A	5.16	6-20-2029	11,813,000	11,795,494
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 33

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3	5.02%	6-20-2028	$5,050,000	$5,023,293
World Omni Select Auto Trust Series 2023-A Class A2A	5.92	3-15-2027	3,379,527	3,375,029
Total asset-backed securities (Cost $332,162,960)				320,229,111
Corporate bonds and notes: 18.34%
Basic materials: 0.16%
Chemicals: 0.08%
Celanese U.S. Holdings LLC	6.70	11-15-2033	3,576,000	3,705,322
Mining: 0.08%
Glencore Funding LLC144A	6.50	10-6-2033	3,576,000	3,741,684
Communications: 1.57%
Internet: 0.14%
Meta Platforms, Inc.	5.60	5-15-2053	3,339,000	3,392,495
Meta Platforms, Inc.	5.75	5-15-2063	3,339,000	3,397,051
				6,789,546
Media: 0.36%
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	6-1-2041	911,000	609,500
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	3-1-2042	5,738,000	3,793,209
Charter Communications Operating LLC/Charter Communications Operating Capital	6.15	11-10-2026	3,717,000	3,763,802
Comcast Corp.	2.99	11-1-2063	1,977,000	1,174,500
Comcast Corp.	4.05	11-1-2052	1,704,000	1,337,887
Comcast Corp.	5.35	11-15-2027	3,474,000	3,541,365
Discovery Communications LLC	4.00	9-15-2055	1,847,000	1,221,710
Paramount Global	4.95	5-19-2050	2,137,000	1,572,006
				17,013,979
Telecommunications: 1.07%
AT&T, Inc.	3.50	6-1-2041	1,675,000	1,244,911
AT&T, Inc.	3.50	9-15-2053	2,604,000	1,733,650
AT&T, Inc.	3.55	9-15-2055	2,628,000	1,732,560
AT&T, Inc.	3.65	9-15-2059	1,654,000	1,091,670
AT&T, Inc.	3.80	12-1-2057	4,758,000	3,252,234
AT&T, Inc.	5.40	2-15-2034	9,178,000	9,071,845
T-Mobile USA, Inc.	1.50	2-15-2026	1,187,000	1,092,946
T-Mobile USA, Inc.	2.25	2-15-2026	3,692,000	3,451,228
T-Mobile USA, Inc.	2.55	2-15-2031	2,648,000	2,195,108
T-Mobile USA, Inc.	3.75	4-15-2027	5,637,000	5,374,365
T-Mobile USA, Inc.	4.80	7-15-2028	3,520,000	3,467,804
T-Mobile USA, Inc.	4.95	3-15-2028	3,508,000	3,481,523
T-Mobile USA, Inc.	5.05	7-15-2033	4,397,000	4,263,299
T-Mobile USA, Inc.	5.75	1-15-2034	3,496,000	3,559,176
The accompanying notes are an integral part of these financial statements.
34 | Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications(continued)
Verizon Communications, Inc.	2.36%	3-15-2032	$5,343,000	$4,262,047
Verizon Communications, Inc.	2.65	11-20-2040	2,213,000	1,506,410
				50,780,776
Consumer, cyclical: 1.71%
Airlines: 0.12%
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	5,824,000	5,592,175
Apparel: 0.19%
Tapestry, Inc.	7.35	11-27-2028	1,789,000	1,802,640
Tapestry, Inc.	7.70	11-27-2030	3,578,000	3,627,171
Tapestry, Inc.	7.85	11-27-2033	3,578,000	3,633,761
				9,063,572
Auto manufacturers: 0.64%
Ford Motor Credit Co. LLC	2.90	2-10-2029	7,322,000	6,209,026
Hyundai Capital America144A	0.80	1-8-2024	1,389,000	1,381,805
Hyundai Capital America144A	1.30	1-8-2026	3,315,000	3,023,556
Hyundai Capital America144A	5.50	3-30-2026	1,814,000	1,802,929
Hyundai Capital America144A	5.60	3-30-2028	5,508,000	5,453,525
Hyundai Capital America144A	5.70	6-26-2030	3,498,000	3,457,252
Hyundai Capital America144A	5.95	9-21-2026	4,927,000	4,949,062
Hyundai Capital America144A	6.50	1-16-2029	4,080,000	4,186,559
				30,463,714
Entertainment: 0.09%
Warnermedia Holdings, Inc.	5.05	3-15-2042	1,747,000	1,442,380
Warnermedia Holdings, Inc.	5.14	3-15-2052	1,634,000	1,305,992
Warnermedia Holdings, Inc.	5.39	3-15-2062	1,690,000	1,346,715
				4,095,087
Leisure time: 0.05%
Harley-Davidson Financial Services, Inc. Series CO144A	6.50	3-10-2028	2,644,000	2,647,537
Lodging: 0.08%
Marriott International, Inc.	5.55	10-15-2028	1,718,000	1,730,628
Marriott International, Inc. Series II	2.75	10-15-2033	2,800,000	2,200,972
				3,931,600
Retail: 0.54%
Lowe’s Cos., Inc.	4.25	4-1-2052	3,313,000	2,601,235
Lowe’s Cos., Inc.	5.63	4-15-2053	6,109,000	5,942,483
Lowe’s Cos., Inc.	5.75	7-1-2053	1,765,000	1,740,091
Lowe’s Cos., Inc.	5.85	4-1-2063	883,000	855,361
McDonald’s Corp.	4.70	12-9-2035	1,263,000	1,194,929
McDonald’s Corp.	4.80	8-14-2028	3,520,000	3,509,965
McDonald’s Corp.	5.45	8-14-2053	1,676,000	1,651,469
O’Reilly Automotive, Inc.	5.75	11-20-2026	1,353,000	1,368,379
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 35

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail(continued)
Walmart, Inc.	4.10%	4-15-2033	$4,418,000	$4,201,899
Walmart, Inc.	4.50	4-15-2053	2,651,000	2,415,460
				25,481,271
Consumer, non-cyclical: 2.96%
Agriculture: 0.78%
Altria Group, Inc.	6.20	11-1-2028	4,819,000	4,958,479
Altria Group, Inc.	6.88	11-1-2033	4,991,000	5,298,014
Bunge Ltd. Finance Corp.	1.63	8-17-2025	1,811,000	1,695,512
Philip Morris International, Inc.	4.88	2-15-2028	7,629,000	7,544,648
Philip Morris International, Inc.	5.00	11-17-2025	3,732,000	3,713,788
Philip Morris International, Inc.	5.13	11-17-2027	2,062,000	2,063,475
Philip Morris International, Inc.	5.25	9-7-2028	3,790,000	3,806,799
Philip Morris International, Inc.	5.38	2-15-2033	2,862,000	2,818,384
Philip Morris International, Inc.	5.50	9-7-2030	2,489,000	2,499,075
Philip Morris International, Inc.	5.63	9-7-2033	1,545,000	1,552,311
Philip Morris International, Inc.	5.75	11-17-2032	898,000	918,540
				36,869,025
Beverages: 0.46%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70	2-1-2036	5,462,000	5,204,771
Anheuser-Busch InBev Worldwide, Inc.	4.38	4-15-2038	2,300,000	2,080,133
Anheuser-Busch InBev Worldwide, Inc.	5.80	1-23-2059	1,329,000	1,387,993
Constellation Brands, Inc.	5.25	11-15-2048	3,641,000	3,383,898
Keurig Dr Pepper, Inc.	4.50	4-15-2052	3,293,000	2,754,316
PepsiCo, Inc.	5.13	11-10-2026	6,980,000	7,046,742
				21,857,853
Biotechnology: 0.39%
Amgen, Inc.	5.25	3-2-2025	5,361,000	5,340,750
Amgen, Inc.	5.65	3-2-2053	11,602,000	11,441,099
Gilead Sciences, Inc.	2.60	10-1-2040	2,716,000	1,868,911
				18,650,760
Commercial services: 0.06%
Quanta Services, Inc.	0.95	10-1-2024	3,124,000	2,996,935
Cosmetics/Personal Care: 0.12%
Kenvue, Inc.	5.05	3-22-2028	3,520,000	3,543,301
Kenvue, Inc.	5.05	3-22-2053	2,337,000	2,236,594
				5,779,895
Food: 0.10%
J M Smucker Co.	6.50	11-15-2043	1,775,000	1,853,865
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL144A	6.75	3-15-2034	1,806,000	1,827,338
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL144A	7.25	11-15-2053	1,100,000	1,115,323
				4,796,526
The accompanying notes are an integral part of these financial statements.
36 | Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-products: 0.10%
Abbott Laboratories	1.40%	6-30-2030	$3,958,000	$3,248,556
Abbott Laboratories	4.75	11-30-2036	1,773,000	1,734,635
				4,983,191
Healthcare-services: 0.41%
HCA, Inc.	3.63	3-15-2032	2,722,000	2,349,568
HCA, Inc.	4.63	3-15-2052	1,686,000	1,335,212
HCA, Inc.	5.50	6-1-2033	2,755,000	2,708,871
HCA, Inc.	5.90	6-1-2053	7,342,000	6,981,540
UnitedHealth Group, Inc.	3.05	5-15-2041	824,000	608,846
UnitedHealth Group, Inc.	5.20	4-15-2063	1,820,000	1,737,196
UnitedHealth Group, Inc.	5.88	2-15-2053	3,343,000	3,552,527
				19,273,760
Pharmaceuticals: 0.54%
AbbVie, Inc.	3.20	11-21-2029	6,680,000	6,065,469
AbbVie, Inc.	4.05	11-21-2039	1,853,000	1,592,531
AbbVie, Inc.	4.25	11-21-2049	5,608,000	4,717,967
AbbVie, Inc.	4.45	5-14-2046	1,160,000	1,013,510
AbbVie, Inc.	4.50	5-14-2035	3,923,000	3,688,233
AbbVie, Inc.	4.55	3-15-2035	4,351,000	4,108,746
CVS Health Corp.	5.88	6-1-2053	1,263,000	1,236,191
Merck & Co., Inc.	5.00	5-17-2053	1,785,000	1,717,329
Merck & Co., Inc.	5.15	5-17-2063	1,339,000	1,302,421
				25,442,397
Energy: 1.19%
Oil & gas: 0.38%
BP Capital Markets America, Inc.	3.00	3-17-2052	2,106,000	1,373,319
BP Capital Markets America, Inc.	4.81	2-13-2033	9,646,000	9,362,284
Diamondback Energy, Inc.	4.25	3-15-2052	532,000	401,295
Diamondback Energy, Inc.	6.25	3-15-2033	2,645,000	2,738,260
Diamondback Energy, Inc.	6.25	3-15-2053	4,490,000	4,514,144
				18,389,302
Pipelines: 0.81%
Energy Transfer LP	4.40	3-15-2027	775,000	745,484
Energy Transfer LP	4.95	5-15-2028	3,401,000	3,311,798
Energy Transfer LP	5.30	4-15-2047	4,552,000	3,943,089
Energy Transfer LP	5.40	10-1-2047	1,338,000	1,177,856
Energy Transfer LP	5.75	2-15-2033	6,402,000	6,375,292
Energy Transfer LP	6.10	12-1-2028	4,281,000	4,380,002
Energy Transfer LP	6.13	12-15-2045	1,400,000	1,344,895
Energy Transfer LP	6.40	12-1-2030	3,541,000	3,678,062
MPLX LP	4.95	3-14-2052	3,267,000	2,726,850
MPLX LP	5.00	3-1-2033	5,292,000	4,994,292
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 37

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
MPLX LP	5.65%	3-1-2053	$950,000	$882,950
ONEOK, Inc.	6.63	9-1-2053	4,581,000	4,810,348
				38,370,918
Financial: 5.21%
Banks: 2.99%
Bank of America Corp. (U.S. SOFR+0.96%)±	1.73	7-22-2027	12,193,000	11,006,432
Bank of America Corp. (U.S. SOFR+1.34%)±	5.93	9-15-2027	9,615,000	9,687,585
Bank of America Corp. (U.S. SOFR+1.57%)±	5.82	9-15-2029	13,460,000	13,580,023
Bank of America Corp. (U.S. SOFR+1.84%)±	5.87	9-15-2034	6,732,000	6,754,549
Bank of America Corp. (U.S. SOFR+1.91%)±	5.29	4-25-2034	9,912,000	9,529,887
Bank of America Corp. (U.S. SOFR 3 Month+1.30%)±	3.42	12-20-2028	12,375,000	11,367,750
Citibank NA	5.80	9-29-2028	8,784,000	8,959,707
Citigroup, Inc. (U.S. SOFR+2.66%)±	6.17	5-25-2034	4,246,000	4,213,379
KeyBank NA	5.00	1-26-2033	2,617,000	2,295,428
M&T Bank Corp. (U.S. SOFR+2.80%)±	7.41	10-30-2029	3,630,000	3,784,975
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	1,750,000	1,720,917
Morgan Stanley (U.S. SOFR+1.63%)±	5.45	7-20-2029	3,494,000	3,480,750
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	1,750,000	1,722,507
Morgan Stanley (U.S. SOFR+1.87%)±	5.25	4-21-2034	5,280,000	5,059,091
Morgan Stanley (U.S. SOFR+2.56%)±	6.34	10-18-2033	6,013,000	6,227,504
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	4,458,000	4,654,343
Truist Financial Corp. (U.S. SOFR+2.45%)±	7.16	10-30-2029	6,188,000	6,469,233
Wells Fargo & Co. (U.S. SOFR+1.74%)±	5.57	7-25-2029	1,775,000	1,772,152
Wells Fargo & Co. (U.S. SOFR+1.79%)±	6.30	10-23-2029	6,219,000	6,406,354
Wells Fargo & Co. (U.S. SOFR+2.06%)±	6.49	10-23-2034	9,789,000	10,223,689
Wells Fargo & Co. (U.S. SOFR+2.10%)±	4.90	7-25-2033	12,461,000	11,654,798
Wells Fargo & Co. (U.S. SOFR+2.13%)±	4.61	4-25-2053	1,749,000	1,464,720
				142,035,773
Diversified financial services: 0.58%
American Express Co. (U.S. SOFR+0.97%)±	5.39	7-28-2027	5,186,000	5,180,032
American Express Co. (U.S. SOFR+1.28%)±	5.28	7-27-2029	7,077,000	7,041,843
American Express Co. (U.S. SOFR+1.94%)±	6.49	10-30-2031	2,651,000	2,790,631
Capital One Financial Corp. (U.S. SOFR+2.44%)±	7.15	10-29-2027	4,427,000	4,503,243
Capital One Financial Corp. (U.S. SOFR+3.07%)±	7.62	10-30-2031	4,427,000	4,626,748
Charles Schwab Corp. (U.S. SOFR+2.01%)±	6.14	8-24-2034	3,475,000	3,483,877
				27,626,374
REITS: 1.64%
Agree LP	2.00	6-15-2028	3,266,000	2,761,500
Agree LP	2.60	6-15-2033	740,000	559,893
Agree LP	4.80	10-1-2032	1,654,000	1,504,234
American Homes 4 Rent LP	3.63	4-15-2032	3,006,000	2,576,254
American Homes 4 Rent LP	4.30	4-15-2052	1,343,000	1,000,412
American Tower Corp.	2.95	1-15-2051	883,000	543,793
American Tower Corp.	3.13	1-15-2027	1,491,000	1,383,899
American Tower Corp.	5.50	3-15-2028	3,513,000	3,512,530
The accompanying notes are an integral part of these financial statements.
38 | Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITS(continued)
American Tower Corp.	5.80%	11-15-2028	$4,371,000	$4,426,623
American Tower Corp.	5.90	11-15-2033	5,246,000	5,331,405
Brixmor Operating Partnership LP	2.50	8-16-2031	2,905,000	2,290,668
Crown Castle, Inc.	1.05	7-15-2026	4,700,000	4,178,094
Crown Castle, Inc.	2.10	4-1-2031	3,063,000	2,405,908
Crown Castle, Inc.	2.90	4-1-2041	1,759,000	1,185,839
Crown Castle, Inc.	3.65	9-1-2027	2,466,000	2,304,833
Crown Castle, Inc.	3.80	2-15-2028	2,922,000	2,719,852
Crown Castle, Inc.	4.80	9-1-2028	594,000	573,780
Crown Castle, Inc.	5.00	1-11-2028	5,850,000	5,710,378
Crown Castle, Inc.	5.10	5-1-2033	3,008,000	2,876,127
Essex Portfolio LP	2.55	6-15-2031	1,553,000	1,244,488
Federal Realty Investment Trust	3.95	1-15-2024	2,079,000	2,073,316
Invitation Homes Operating Partnership LP	2.00	8-15-2031	524,000	396,083
Invitation Homes Operating Partnership LP	4.15	4-15-2032	3,021,000	2,642,255
NNN REIT, Inc.	5.60	10-15-2033	2,608,000	2,550,025
Realty Income Corp.	2.20	6-15-2028	1,611,000	1,402,442
Realty Income Corp.	2.85	12-15-2032	2,173,000	1,759,401
Realty Income Corp.	4.90	7-15-2033	2,935,000	2,788,603
Realty Income Corp.	5.63	10-13-2032	3,072,000	3,093,551
Regency Centers LP	2.95	9-15-2029	4,156,000	3,622,254
STORE Capital Corp.	2.70	12-1-2031	1,044,000	748,000
STORE Capital Corp.	2.75	11-18-2030	2,658,000	1,949,917
STORE Capital Corp.	4.50	3-15-2028	1,750,000	1,559,345
STORE Capital Corp.	4.63	3-15-2029	1,918,000	1,669,699
Sun Communities Operating LP	4.20	4-15-2032	3,002,000	2,625,060
				77,970,461
Industrial: 1.57%
Aerospace/defense: 0.75%
Boeing Co.	2.20	2-4-2026	5,944,000	5,556,737
Boeing Co.	3.25	2-1-2035	1,925,000	1,547,278
Boeing Co.	3.75	2-1-2050	3,429,000	2,490,848
Boeing Co.	5.81	5-1-2050	4,927,000	4,805,365
Northrop Grumman Corp.	4.40	5-1-2030	2,028,000	1,955,498
RTX Corp.	5.38	2-27-2053	3,000,000	2,866,909
RTX Corp.	5.75	1-15-2029	3,679,000	3,755,409
RTX Corp.	6.00	3-15-2031	3,679,000	3,810,211
RTX Corp.	6.10	3-15-2034	4,599,000	4,819,089
RTX Corp.	6.40	3-15-2054	3,678,000	3,992,696
				35,600,040
Building materials: 0.11%
Carrier Global Corp.144A	5.90	3-15-2034	3,578,000	3,681,966
Carrier Global Corp.144A	6.20	3-15-2054	1,252,000	1,323,424
				5,005,390
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 39

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Environmental control: 0.16%
Republic Services, Inc.	5.00%	4-1-2034	$2,648,000	$2,595,630
Veralto Corp.144A	5.50	9-18-2026	1,658,000	1,664,250
Waste Management, Inc.	4.88	2-15-2034	3,540,000	3,472,545
				7,732,425
Machinery-diversified: 0.39%
John Deere Capital Corp.	4.15	9-15-2027	4,916,000	4,806,265
John Deere Capital Corp.	4.95	7-14-2028	1,395,000	1,397,396
John Deere Capital Corp.	5.15	9-8-2026	6,108,000	6,151,210
John Deere Capital Corp. Series I	5.15	9-8-2033	6,108,000	6,165,003
				18,519,874
Transportation: 0.16%
Burlington Northern Santa Fe LLC	4.45	1-15-2053	705,000	612,517
Crowley Conro LLC	4.18	8-15-2043	2,319,160	2,153,581
Union Pacific Corp.	2.38	5-20-2031	1,674,000	1,397,125
Union Pacific Corp.	2.80	2-14-2032	2,271,000	1,922,694
Union Pacific Corp.	3.38	2-14-2042	1,878,000	1,436,294
				7,522,211
Technology: 1.98%
Computers: 0.17%
Apple, Inc.	2.38	2-8-2041	1,273,000	895,673
Apple, Inc.	2.65	5-11-2050	1,388,000	902,239
Apple, Inc.	2.65	2-8-2051	1,075,000	697,121
Apple, Inc.	3.95	8-8-2052	2,478,000	2,060,395
Apple, Inc.	4.15	5-10-2030	2,640,000	2,589,125
Apple, Inc.	4.85	5-10-2053	886,000	857,582
				8,002,135
Semiconductors: 0.86%
Broadcom, Inc.144A	2.45	2-15-2031	2,739,000	2,252,031
Broadcom, Inc.	3.15	11-15-2025	2,052,000	1,969,008
Broadcom, Inc.144A	3.47	4-15-2034	1,769,000	1,470,951
Broadcom, Inc.144A	4.93	5-15-2037	2,505,000	2,294,408
Intel Corp.	2.80	8-12-2041	1,519,000	1,074,020
Intel Corp.	5.63	2-10-2043	1,012,000	1,030,339
Intel Corp.	5.70	2-10-2053	3,536,000	3,592,427
Intel Corp.	5.90	2-10-2063	2,456,000	2,568,842
KLA Corp.	3.30	3-1-2050	1,445,000	1,027,539
Marvell Technology, Inc.	5.75	2-15-2029	2,625,000	2,649,122
Marvell Technology, Inc.	5.95	9-15-2033	2,625,000	2,659,261
Micron Technology, Inc.	3.48	11-1-2051	864,000	578,915
Micron Technology, Inc.	5.38	4-15-2028	8,829,000	8,780,246
Micron Technology, Inc.	5.88	2-9-2033	1,038,000	1,039,906
QUALCOMM, Inc.	6.00	5-20-2053	3,969,000	4,310,094
Texas Instruments, Inc.	5.00	3-14-2053	3,898,000	3,746,235
				41,043,344
The accompanying notes are an integral part of these financial statements.
40 | Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Software: 0.95%
Fiserv, Inc.	5.38%	8-21-2028	$5,211,000	$5,256,973
Fiserv, Inc.	5.60	3-2-2033	902,000	905,874
Fiserv, Inc.	5.63	8-21-2033	5,211,000	5,239,295
Intuit, Inc.	5.13	9-15-2028	3,549,000	3,580,784
Intuit, Inc.	5.20	9-15-2033	3,550,000	3,578,159
Intuit, Inc.	5.25	9-15-2026	4,440,000	4,471,156
Intuit, Inc.	5.50	9-15-2053	3,500,000	3,591,362
Oracle Corp.	4.00	7-15-2046	3,054,000	2,318,191
Oracle Corp.	4.38	5-15-2055	1,064,000	824,302
Oracle Corp.	5.55	2-6-2053	2,344,000	2,209,700
VMware, Inc.	1.00	8-15-2024	5,446,000	5,267,887
VMware, Inc.	1.40	8-15-2026	5,124,000	4,622,582
VMware, Inc.	4.70	5-15-2030	3,147,000	2,998,080
				44,864,345
Utilities: 1.99%
Electric: 1.99%
American Transmission Systems, Inc.144A	2.65	1-15-2032	1,089,000	882,950
Baltimore Gas & Electric Co.	2.25	6-15-2031	2,338,000	1,914,930
Baltimore Gas & Electric Co.	5.40	6-1-2053	2,640,000	2,527,746
CenterPoint Energy Houston Electric LLC	5.20	10-1-2028	2,645,000	2,667,843
CenterPoint Energy Houston Electric LLC Series AH	3.60	3-1-2052	1,725,000	1,248,301
Consolidated Edison Co. of New York, Inc.	5.20	3-1-2033	949,000	941,648
Consolidated Edison Co. of New York, Inc.	5.50	3-15-2034	4,490,000	4,525,989
Consolidated Edison Co. of New York, Inc.	5.90	11-15-2053	1,793,000	1,821,101
Consumers Energy Co.	2.50	5-1-2060	1,423,000	777,216
DTE Electric Co.	2.95	3-1-2050	2,728,000	1,746,386
DTE Electric Co. Series B	3.65	3-1-2052	1,247,000	901,156
Duke Energy Carolinas LLC	2.55	4-15-2031	1,590,000	1,325,702
Duke Energy Carolinas LLC	2.85	3-15-2032	2,903,000	2,428,080
Duke Energy Carolinas LLC	3.55	3-15-2052	2,123,000	1,503,039
Duke Energy Carolinas LLC	4.95	1-15-2033	2,626,000	2,573,194
Duke Energy Carolinas LLC	5.35	1-15-2053	3,525,000	3,340,185
Duke Energy Carolinas LLC	5.40	1-15-2054	1,263,000	1,201,335
Duke Energy Corp.	2.55	6-15-2031	2,628,000	2,145,812
Duke Energy Corp.	3.50	6-15-2051	485,000	329,481
Duke Energy Corp.	5.75	9-15-2033	1,405,000	1,424,321
Duke Energy Florida LLC	2.40	12-15-2031	2,327,000	1,884,408
Duke Energy Progress LLC	2.50	8-15-2050	2,355,000	1,341,834
Duke Energy Progress LLC	5.25	3-15-2033	1,754,000	1,743,015
Entergy Arkansas LLC	2.65	6-15-2051	2,102,000	1,206,567
Entergy Arkansas LLC	5.15	1-15-2033	3,526,000	3,443,390
Exelon Corp.	5.60	3-15-2053	1,157,000	1,108,504
Jersey Central Power & Light Co.144A	2.75	3-1-2032	2,564,000	2,075,121
Metropolitan Edison Co.144A	4.30	1-15-2029	2,748,000	2,603,119
Metropolitan Edison Co.144A	5.20	4-1-2028	2,646,000	2,612,387
MidAmerican Energy Co.	2.70	8-1-2052	2,025,000	1,214,999
Mississippi Power Co. Series 12-A	4.25	3-15-2042	1,198,000	956,227
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 41

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Mississippi Power Co. Series B	3.10%	7-30-2051	$2,799,000	$1,719,190
NSTAR Electric Co.	3.10	6-1-2051	1,442,000	923,700
Pacific Gas & Electric Co.	2.10	8-1-2027	1,250,000	1,102,624
Pacific Gas & Electric Co.	3.95	12-1-2047	5,363,000	3,636,297
Pacific Gas & Electric Co.	4.20	6-1-2041	1,355,000	1,002,001
Pacific Gas & Electric Co.	4.50	7-1-2040	805,000	638,278
Pacific Gas & Electric Co.	4.75	2-15-2044	785,000	612,522
Pacific Gas & Electric Co.	4.95	7-1-2050	7,515,000	5,979,231
PacifiCorp.	5.50	5-15-2054	1,337,000	1,160,158
PECO Energy Co.	2.85	9-15-2051	2,815,000	1,729,998
Pennsylvania Electric Co.144A	3.25	3-15-2028	2,279,000	2,078,831
Pennsylvania Electric Co.144A	5.15	3-30-2026	1,765,000	1,746,453
Public Service Co. of Oklahoma Series K	3.15	8-15-2051	1,579,000	995,309
Public Service Electric & Gas Co.	1.90	8-15-2031	4,007,000	3,164,888
Public Service Electric & Gas Co.	2.05	8-1-2050	650,000	346,617
Public Service Electric & Gas Co.	2.70	5-1-2050	1,104,000	678,222
Public Service Enterprise Group, Inc.	5.88	10-15-2028	5,291,000	5,397,246
Public Service Enterprise Group, Inc.	6.13	10-15-2033	2,119,000	2,190,975
Southern California Edison Co. Series C	4.13	3-1-2048	1,760,000	1,368,756
Virginia Electric & Power Co.	2.95	11-15-2051	2,334,000	1,448,746
Virginia Electric & Power Co.	5.45	4-1-2053	449,000	426,093
				94,762,121
Total corporate bonds and notes (Cost $904,831,236)				871,401,318
Municipal obligations: 0.33%
Nevada: 0.08%
Airport revenue: 0.08%
County of Clark Department of Aviation Series C	6.82	7-1-2045	3,365,000	3,886,065
New York: 0.10%
Airport revenue: 0.10%
Port Authority of New York & New Jersey	4.46	10-1-2062	5,505,000	4,640,778
Ohio: 0.04%
Education revenue: 0.04%
Ohio State University Series A	4.80	6-1-2111	1,957,000	1,689,611
Texas: 0.11%
Education revenue: 0.02%
Board of Regents of the University of Texas System Series B	2.44	8-15-2049	1,695,000	1,036,773
Transportation revenue: 0.09%
North Texas Tollway Authority Series B	6.72	1-1-2049	3,609,000	4,184,175
				5,220,948
Total municipal obligations (Cost $17,128,023)				15,437,402
The accompanying notes are an integral part of these financial statements.
42 | Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities: 2.17%
Angel Oak Mortgage Trust Series 2020-2 Class A1A144A±±	2.53%	1-26-2065	$1,175,872	$1,067,527
Angel Oak Mortgage Trust Series 2020-5 Class A1144A±±	1.37	5-25-2065	441,033	389,777
Angel Oak Mortgage Trust Series 2021-6 Class A1144A±±	1.46	9-25-2066	2,510,285	1,944,859
BBCMS Mortgage Trust Series 2018-C2 Class ASB	4.24	12-15-2051	1,075,038	1,043,112
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A	2.88	7-25-2049	1,592,014	1,485,557
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1144A	2.72	11-25-2059	822,865	793,333
BX Commercial Mortgage Trust Series 2021-VOLT Class A (U.S. SOFR 1 Month+0.81%)144A±	6.14	9-15-2036	10,912,000	10,583,201
BX Commercial Mortgage Trust Series 2021-XL2 Class A (U.S. SOFR 1 Month+0.80%)144A±	6.13	10-15-2038	3,793,925	3,701,053
CFCRE Commercial Mortgage Trust Series 2017-C8 Class ASB	3.37	6-15-2050	1,093,844	1,053,716
COLT Mortgage Loan Trust Series 2021-2 Class A1144A±±	0.92	8-25-2066	3,482,692	2,717,100
COLT Mortgage Loan Trust Series 2021-4 Class A1144A±±	1.40	10-25-2066	3,554,836	2,767,149
COMM Mortgage Trust Series 2014-UBS4 Class A4	3.42	8-10-2047	3,732,657	3,660,822
COMM Mortgage Trust Series 2015-LC23 Class A3	3.52	10-10-2048	1,901,886	1,842,254
EQUS Mortgage Trust Series 2021-EQAZ Class A (U.S. SOFR 1 Month+0.87%)144A±	6.19	10-15-2038	4,122,917	4,019,347
GS Mortgage Securities Trust Series 2014-GC18 Class A4	4.07	1-10-2047	1,000,917	998,509
GS Mortgage Securities Trust Series 2015-GC32 Class A3	3.50	7-10-2048	1,702,843	1,632,154
GS Mortgage Securities Trust Series 2020-GSA2 Class A4	1.72	12-12-2053	5,595,000	4,355,601
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1 Class A1144A	5.31	1-25-2051	2,015,977	1,964,214
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class A3	3.39	12-15-2049	1,080,000	1,010,205
JPMBB Commercial Mortgage Securities Trust Series 2013-C17 Class A4	4.20	1-15-2047	77,974	76,804
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class A4	3.67	9-15-2047	1,345,164	1,326,398
JPMBB Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	5,566,736	5,395,992
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class A5	3.82	7-15-2048	3,008,000	2,852,300
Med Trust Series 2021-MDLN Class A (U.S. SOFR 1 Month+1.06%)144A±	6.39	11-15-2038	6,630,180	6,467,903
MFA Trust Series 2021-NQM2 Class A1144A±±	1.03	11-25-2064	1,374,854	1,137,614
Morgan Stanley Capital I Trust Series 2020-HR8 Class A3	1.79	7-15-2053	3,030,000	2,391,705
New Residential Mortgage Loan Trust Series 2019-NQM4 Class A1144A±±	2.49	9-25-2059	686,841	623,871
NewRez Warehouse Securitization Trust Series 2021-1 Class A (U.S. SOFR 1 Month+0.86%)144A±	6.21	5-25-2055	5,037,067	5,025,217
STAR Trust Series 2021-1 Class A1144A±±	1.22	5-25-2065	1,202,440	1,046,216
Starwood Mortgage Residential Trust Series 2020-1 Class A1144A±±	2.28	2-25-2050	236,997	220,566
Starwood Mortgage Residential Trust Series 2020-3 Class A1144A±±	1.49	4-25-2065	1,132,351	1,042,005
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1144A±±	1.03	11-25-2055	1,004,022	886,191
Starwood Mortgage Residential Trust Series 2021-4 Class A1144A±±	1.16	8-25-2056	3,230,763	2,606,651
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 43

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Verus Securitization Trust Series 2019-4 Class A1144A	3.64%	11-25-2059	$1,130,560	$1,080,905
Verus Securitization Trust Series 2019-INV3 Class A1144A±±	3.69	11-25-2059	457,584	441,413
Verus Securitization Trust Series 2020-2 Class A1144A±±	2.23	5-25-2060	561,402	547,893
Verus Securitization Trust Series 2021-1 Class A1144A±±	0.82	1-25-2066	1,677,857	1,406,945
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	3,110,921	2,595,525
Verus Securitization Trust Series 2021-3 Class A1144A±±	1.05	6-25-2066	2,342,461	1,905,368
Verus Securitization Trust Series 2021-4 Class A1144A±±	0.94	7-25-2066	3,023,766	2,329,244
Verus Securitization Trust Series 2021-5 Class A1144A±±	1.01	9-25-2066	7,443,243	5,796,872
Verus Securitization Trust Series 2021-7 Class A1144A±±	1.83	10-25-2066	3,224,774	2,711,430
Verus Securitization Trust Series 2021-8 Class A1144A±±	1.82	11-25-2066	3,178,881	2,663,834
Verus Securitization Trust Series 2021-R1 Class A1144A±±	0.82	10-25-2063	1,371,036	1,227,161
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	1,418,246	1,252,389
Visio Trust Series 2020-1R Class A1144A	1.31	11-25-2055	1,056,457	937,315
Total non-agency mortgage-backed securities (Cost $115,245,013)				103,025,217
U.S. Treasury securities: 27.24%
U.S. Treasury Bonds	1.13	5-15-2040	5,206,000	3,086,182
U.S. Treasury Bonds	1.13	8-15-2040	126,786,000	74,506,585
U.S. Treasury Bonds	1.38	11-15-2040	148,686,000	91,017,903
U.S. Treasury Bonds	1.63	11-15-2050	18,032,000	9,816,170
U.S. Treasury Bonds	1.75	8-15-2041	87,846,000	56,533,705
U.S. Treasury Bonds	2.00	11-15-2041	72,211,000	48,378,549
U.S. Treasury Bonds	2.00	8-15-2051	6,165,000	3,692,739
U.S. Treasury Bonds	2.38	2-15-2042	12,685,000	9,035,089
U.S. Treasury Bonds	2.88	5-15-2052	13,255,000	9,734,658
U.S. Treasury Bonds	3.00	8-15-2052	54,456,000	41,084,499
U.S. Treasury Bonds	3.63	2-15-2053	13,016,000	11,105,800
U.S. Treasury Bonds	3.63	5-15-2053	6,624,000	5,654,205
U.S. Treasury Bonds	3.88	5-15-2043	51,895,000	46,251,419
U.S. Treasury Bonds	4.13	8-15-2053	37,220,000	34,806,516
U.S. Treasury Bonds	4.38	8-15-2043	22,003,000	21,030,055
U.S. Treasury Bonds	4.75	11-15-2053	12,715,000	13,244,460
U.S. Treasury Notes	0.38	7-31-2027	34,288,000	29,659,120
U.S. Treasury Notes	1.13	8-31-2028	3,003,000	2,591,730
U.S. Treasury Notes	1.50	8-15-2026	24,320,000	22,469,400
U.S. Treasury Notes	2.00	11-15-2026	32,604,000	30,401,956
U.S. Treasury Notes	2.38	3-31-2029	16,662,000	15,104,494
U.S. Treasury Notes	2.63	7-31-2029	8,779,000	8,017,353
U.S. Treasury Notes	2.75	7-31-2027	9,559,000	9,028,401
U.S. Treasury Notes	2.88	8-15-2028	8,219,000	7,707,239
U.S. Treasury Notes	3.13	11-15-2028	637,000	602,463
U.S. Treasury Notes	3.25	6-30-2029	80,913,000	76,469,106
U.S. Treasury Notes	3.88	4-30-2025	7,754,000	7,638,296
U.S. Treasury Notes	4.00	2-15-2026	270,000	266,425
U.S. Treasury Notes	4.00	2-28-2030	23,049,000	22,601,181
U.S. Treasury Notes	4.13	1-31-2025	2,792,000	2,761,135
U.S. Treasury Notes	4.25	5-31-2025	54,357,000	53,832,540
U.S. Treasury Notes	4.38	10-31-2024	1,068,000	1,059,740
The accompanying notes are an integral part of these financial statements.
44 | Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	4.38%	8-15-2026	$8,502,000	$8,470,450
U.S. Treasury Notes	4.38	11-30-2028	58,559,000	58,769,754
U.S. Treasury Notes	4.38	11-30-2030	8,551,000	8,556,344
U.S. Treasury Notes	4.50	11-30-2024	224,000	222,451
U.S. Treasury Notes	4.50	11-15-2033	56,886,000	57,588,186
U.S. Treasury Notes##	4.63	11-15-2026	93,775,000	94,177,940
U.S. Treasury Notes	4.88	11-30-2025	18,270,000	18,327,094
U.S. Treasury Notes##	4.88	10-31-2028	148,800,000	152,450,250
U.S. Treasury Notes	5.00	8-31-2025	50,565,000	50,719,065
U.S. Treasury Notes	5.00	9-30-2025	65,741,000	65,982,393
U.S. Treasury Notes	5.00	10-31-2025	10,098,000	10,143,757
Total U.S. Treasury securities (Cost $1,381,397,420)				1,294,596,797
Yankee corporate bonds and notes: 3.87%
Basic materials: 0.15%
Mining: 0.15%
Anglo American Capital PLC144A	4.75	3-16-2052	4,986,000	3,998,985
Glencore Finance Canada Ltd.144A	5.55	10-25-2042	792,000	722,024
Glencore Finance Canada Ltd.144A	6.00	11-15-2041	644,000	622,970
Glencore Finance Canada Ltd.144A	6.90	11-15-2037	1,808,000	1,896,803
				7,240,782
Consumer, non-cyclical: 0.56%
Commercial services: 0.02%
Adani International Container Terminal Pvt Ltd.144A	3.00	2-16-2031	1,270,900	1,019,897
Healthcare-products: 0.09%
DH Europe Finance II Sarl	2.20	11-15-2024	4,301,000	4,167,991
Pharmaceuticals: 0.45%
Pfizer Investment Enterprises Pte. Ltd.	4.75	5-19-2033	10,414,000	10,130,973
Pfizer Investment Enterprises Pte. Ltd.	5.30	5-19-2053	8,114,000	7,911,433
Pfizer Investment Enterprises Pte. Ltd.	5.34	5-19-2063	3,517,000	3,382,569
				21,424,975
Energy: 0.58%
Oil & gas: 0.27%
Aker BP ASA144A	5.60	6-13-2028	4,643,000	4,647,551
Aker BP ASA144A	6.00	6-13-2033	5,675,000	5,684,834
Petroleos Mexicanos	2.38	4-15-2025	544,350	528,664
Petroleos Mexicanos	2.46	12-15-2025	2,016,250	1,940,648
				12,801,697
Pipelines: 0.31%
Enbridge, Inc.	6.00	11-15-2028	2,674,000	2,748,529
Enbridge, Inc.	6.20	11-15-2030	2,675,000	2,780,851
Enbridge, Inc.	6.70	11-15-2053	3,923,000	4,287,457
Galaxy Pipeline Assets Bidco Ltd.144A	2.16	3-31-2034	3,095,359	2,616,246
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 45

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Galaxy Pipeline Assets Bidco Ltd.144A	2.63%	3-31-2036	$2,354,000	$1,870,413
Galaxy Pipeline Assets Bidco Ltd.144A	2.94	9-30-2040	734,366	576,318
				14,879,814
Financial: 2.36%
Banks: 2.33%
Banco Bilbao Vizcaya Argentaria SA (1 Year Treasury Constant Maturity+3.30%)±	7.88	11-15-2034	3,400,000	3,514,496
Banco Santander SA	6.61	11-7-2028	4,200,000	4,349,570
Banco Santander SA	6.94	11-7-2033	3,400,000	3,600,480
Banco Santander SA (1 Year Treasury Constant Maturity+1.65%)±	6.53	11-7-2027	4,200,000	4,272,585
Barclays PLC (U.S. SOFR+2.22%)±	6.49	9-13-2029	5,229,000	5,287,784
Barclays PLC (U.S. SOFR+2.62%)±	6.69	9-13-2034	5,463,000	5,566,377
Barclays PLC (U.S. SOFR+2.98%)±	6.22	5-9-2034	5,396,000	5,302,247
BNP Paribas SA (1 Year Treasury Constant Maturity+1.50%)144A±	5.34	6-12-2029	6,962,000	6,891,668
BNP Paribas SA (U.S. SOFR+1.87%)144A±%%	5.89	12-5-2034	5,407,000	5,414,651
BPCE SA (U.S. SOFR+1.98%)144A±	6.61	10-19-2027	5,393,000	5,461,975
BPCE SA (U.S. SOFR+2.27%)144A±	6.71	10-19-2029	3,680,000	3,754,877
BPCE SA (U.S. SOFR+2.59%)144A±	7.00	10-19-2034	2,767,000	2,851,494
Canadian Imperial Bank of Commerce	6.09	10-3-2033	5,284,000	5,387,033
Cooperatieve Rabobank UA (1 Year Treasury Constant Maturity+1.40%)144A±	5.56	2-28-2029	12,323,000	12,235,413
Credit Suisse Group AG144A	4.28	1-9-2028	4,010,000	3,790,189
Credit Suisse Group AG (U.S. SOFR+3.73%)144A±	4.19	4-1-2031	2,774,000	2,490,197
Deutsche Bank AG (U.S. SOFR+2.26%)±	3.74	1-7-2033	6,840,000	5,234,135
HSBC Holdings PLC (U.S. SOFR+3.02%)±	7.40	11-13-2034	4,494,000	4,677,703
HSBC Holdings PLC (U.S. SOFR 3 Month+1.80%)±	4.58	6-19-2029	1,000,000	951,937
HSBC Holdings PLC (U.S. SOFR 3 Month+1.87%)±	3.97	5-22-2030	4,466,000	4,058,680
ING Groep NV (U.S. SOFR+1.56%)±	6.08	9-11-2027	5,235,000	5,271,047
ING Groep NV (U.S. SOFR+2.09%)±	6.11	9-11-2034	3,607,000	3,618,153
UBS AG	5.65	9-11-2028	4,077,000	4,124,072
UBS Group AG (1 Year Treasury Constant Maturity+2.00%)144A±	6.30	9-22-2034	2,739,000	2,764,742
				110,871,505
REITS: 0.03%
Trust Fibra Uno144A	6.39	1-15-2050	1,883,000	1,444,450
Industrial: 0.09%
Transportation: 0.09%
Canadian Pacific Railway Co.	1.35	12-2-2024	3,895,000	3,731,750
Canadian Pacific Railway Co.	1.75	12-2-2026	750,000	680,059
				4,411,809
Technology: 0.10%
Semiconductors: 0.10%
NXP BV/NXP Funding LLC/NXP USA, Inc.	2.50	5-11-2031	1,756,000	1,425,913
The accompanying notes are an integral part of these financial statements.
46 | Allspring Core Bond Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Semiconductors(continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.25%	5-11-2041	$1,719,000	$1,226,303
NXP BV/NXP Funding LLC/NXP USA, Inc.	4.40	6-1-2027	1,895,000	1,829,129
				4,481,345
Utilities: 0.03%
Electric: 0.03%
Israel Electric Corp. Ltd.144A	3.75	2-22-2032	1,561,000	1,272,059
Total yankee corporate bonds and notes (Cost $187,452,827)				184,016,324
Yankee government bonds: 0.68%
Australia: 0.13%
Export Finance & Insurance Corp.144A	4.63	10-26-2027	5,920,000	5,942,846
Bermuda: 0.04%
Bermuda144A	5.00	7-15-2032	1,940,000	1,835,240
Israel: 0.10%
Israel	3.88	7-3-2050	1,283,000	924,109
Israel	4.50	1-17-2033	4,019,000	3,687,224
				4,611,333
Mexico: 0.22%
Mexico	2.66	5-24-2031	2,923,000	2,388,874
Mexico	3.50	2-12-2034	5,326,000	4,338,086
Mexico	3.75	4-19-2071	2,084,000	1,296,421
Mexico	6.34	5-4-2053	2,699,000	2,574,911
				10,598,292
Panama: 0.09%
Panama	6.85	3-28-2054	4,993,000	4,411,439
Paraguay: 0.10%
Paraguay144A	5.85	8-21-2033	2,777,000	2,687,133
Paraguay 144A	5.40	3-30-2050	2,726,000	2,221,622
				4,908,755
Total yankee government bonds (Cost $33,714,507)				32,307,905

		Yield	Shares
Short-term investments: 5.17%
Investment companies: 5.17%
Allspring Government Money Market Fund Select Class♠∞##		5.29	245,852,568	245,852,568
Total short-term investments (Cost $245,852,568)				245,852,568
Total investments in securities (Cost $5,378,971,960)	108.43%			5,152,696,329
Other assets and liabilities, net	(8.43)			(400,678,841)
Total net assets	100.00%			$4,752,017,488

The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 47

Portfolio of investments—November 30, 2023 (unaudited)

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$117,290,523	$1,477,354,237	$(1,348,792,192)	$0	$0	$245,852,568	245,852,568	$4,305,652
The accompanying notes are an integral part of these financial statements.
48 | Allspring Core Bond Portfolio

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $5,133,119,392)	$4,906,843,761
Investments in affiliated securities, at value (cost $245,852,568)	245,852,568
Cash	217,499
Receivable for investments sold	200,176,189
Receivable for interest	26,119,567
Principal paydown receivable	707,991
Prepaid expenses and other assets	64,696
Total assets	5,379,982,271
Liabilities
Payable for when-issued transactions	452,697,740
Payable for investments purchased	169,416,558
Cash due to broker	4,430,000
Advisory fee payable	1,214,067
Trustees’ fees and expenses payable	913
Accrued expenses and other liabilities	205,505
Total liabilities	627,964,783
Total net assets	$4,752,017,488
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 49

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $3,604)	$98,798,021
Income from affiliated securities	4,305,652
Total investment income	103,103,673
Expenses
Advisory fee	8,002,437
Custody and accounting fees	94,513
Professional fees	44,764
Interest holder report expenses	5,012
Trustees’ fees and expenses	12,025
Other fees and expenses	53,409
Total expenses	8,212,160
Less: Fee waivers and/or expense reimbursements	(657,763)
Net expenses	7,554,397
Net investment income	95,549,276
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(144,743,088)
Securities sold short	255,348
Net realized losses on investments	(144,487,740)
Net change in unrealized gains (losses) on
Unaffiliated securities	22,917,924
Securities sold short	(204,688)
Net change in unrealized gains (losses) on investments	22,713,236
Net realized and unrealized gains (losses) on investments	(121,774,504)
Net decrease in net assets resulting from operations	$(26,225,228)
The accompanying notes are an integral part of these financial statements.
50 | Allspring Core Bond Portfolio

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)	Year ended May 31, 2023
Operations
Net investment income	$95,549,276	$139,288,154
Net realized losses on investments	(144,487,740)	(329,727,880)
Net change in unrealized gains (losses) on investments	22,713,236	90,165,043
Net decrease in net assets resulting from operations	(26,225,228)	(100,274,683)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	365,719,281	747,955,348
Withdrawals	(250,459,806)	(843,243,755)
Net increase (decrease) in net assets resulting from capital transactions	115,259,475	(95,288,407)
Total increase (decrease) in net assets	89,034,247	(195,563,090)
Net assets
Beginning of period	4,662,983,241	4,858,546,331
End of period	$4,752,017,488	$4,662,983,241
The accompanying notes are an integral part of these financial statements.
Allspring Core Bond Portfolio | 51

Financial highlights
Financial highlights

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
		2023	2022	2021	2020	2019
Total return[1]	(0.61)%	(1.88)%	(8.55)%	0.65%	9.49%	6.30%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.36%	0.35%	0.35%	0.35%
Net expenses[2]	0.33%	0.36%	0.36%	0.35%	0.35%	0.35%
Net investment income	4.17%	3.08%	1.33%	1.30%	2.28%	2.93%
Supplemental data
Portfolio turnover rate	176%	384%	432%	457%	603%	577%

[1]	Returns for periods of less than one year are not annualized.
[2]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these financial statements.
52 | Allspring Core Bond Portfolio

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Core Bond Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
TBA sale commitments
The Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying
Allspring Core Bond Portfolio | 53

Notes to financial statements (unaudited)
securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Mortgage dollar roll transactions
The Portfolio may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolio accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis.  Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.  To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Interest income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $5,383,059,132 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$50,247,697
Gross unrealized losses	(280,610,500)
Net unrealized losses	$(230,362,803)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
54 | Allspring Core Bond Portfolio

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$2,085,829,687	$0	$2,085,829,687
Asset-backed securities	0	320,229,111	0	320,229,111
Corporate bonds and notes	0	871,401,318	0	871,401,318
Municipal obligations	0	15,437,402	0	15,437,402
Non-agency mortgage-backed securities	0	103,025,217	0	103,025,217
U.S. Treasury securities	1,294,596,797	0	0	1,294,596,797
Yankee corporate bonds and notes	0	184,016,324	0	184,016,324
Yankee government bonds	0	32,307,905	0	32,307,905
Short-term investments
Investment companies	245,852,568	0	0	245,852,568
Total assets	$1,540,449,365	$3,612,246,964	$0	$5,152,696,329
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At November 30, 2023, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.300
Over $10 billion	0.290
For the six months ended November 30, 2023, the advisory fee was equivalent to an annual rate of 0.35% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended November 30, 2023.
Allspring Core Bond Portfolio | 55

Notes to financial statements (unaudited)
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2023 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$4,503,763,896	$4,267,607,164	$4,189,122,081	$4,260,754,215
6.
BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Portfolio under the agreement.
7.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
56 | Allspring Core Bond Portfolio

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Core Bond Fund | 57

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

58 | Allspring Core Bond Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring Core Bond Fund | 59

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

60 | Allspring Core Bond Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-12052023-dqy1jwiz 01-24
SAR0940 11-23

Allspring Disciplined International Developed Markets Portfolio
Semi-Annual Report
November 30, 2023

Allspring Disciplined International Developed Markets Portfolio | 1

Performance highlights (unaudited)
Performance highlights
Investment objective	The Portfolio seeks long-term capital appreciation.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Justin P. Carr, CFA, Vince Fioramonti, CFA

Average annual total returns (%) as of November 30, 2023

	Inception date	1 year	5 year	10 year
Allspring Disciplined International Developed Markets Portfolio	10-6-2004	9.90	8.08	4.78
MSCI ACWI ex USA Index (Net)[1]	–	9.26	5.06	3.41
MSCI EAFE Index (Net)[2]	–	12.36	5.99	3.89
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that an investor may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[2]
The MSCI Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. You cannot invest directly in an index.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2 | Allspring Disciplined International Developed Markets Portfolio

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2023[1]
Novo Nordisk AS Class B	2.07
Nestle SA	1.91
ASML Holding NV	1.81
Novartis AG	1.60
Shell PLC	1.55
LVMH Moet Hennessy Louis Vuitton SE	1.18
Roche Holding AG	1.14
Toyota Motor Corp.	1.12
HSBC Holdings PLC	1.07
AstraZeneca PLC	1.06

[1]	Figures represent the percentage of the Portfolio’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of November 30, 2023[1]

[1]	Figures represent the percentage of the Portfolio’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Geographic allocation as of November 30, 2023[1]

[1]	Figures represent the percentage of the Portfolio’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Disciplined International Developed Markets Portfolio | 3

Portfolio expenses (unaudited)
Portfolio expenses
As an investor of beneficial interest of the Portfolio, you incur ongoing costs, including advisory fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2023 to November 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 6-1-2023	Ending account value 11-30-2023	Expenses paid during the period[1]	Annualized net expense ratio
Actual	$1,000.00	$1,047.50	$2.82	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.25	$2.78	0.55%

[1]	Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

4 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.06%
Australia: 6.96%
ANZ Group Holdings Ltd. (Financials, Banks)	27,362	$440,596
Aristocrat Leisure Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	12,169	326,371
BHP Group Ltd. (Materials, Metals & mining)	23,920	731,778
BHP Group Ltd. Class DI (Materials, Metals & mining)	16,251	493,206
BlueScope Steel Ltd. (Materials, Metals & mining)	14,247	195,617
Brambles Ltd. (Industrials, Commercial services & supplies)	14,681	129,404
Cochlear Ltd. (Health care, Health care equipment & supplies)	730	131,700
Coles Group Ltd. (Consumer staples, Consumer staples distribution & retail)	14,773	149,640
Commonwealth Bank of Australia (Financials, Banks)	13,482	932,335
CSL Ltd. (Health care, Biotechnology)	3,458	599,162
Dexus (Real estate, Office REITs)	31,498	146,519
Fortescue Ltd. (Materials, Metals & mining)	14,696	242,662
Glencore PLC (Materials, Metals & mining)	112,439	627,129
IGO Ltd. (Materials, Metals & mining)	16,550	93,826
Macquarie Group Ltd. (Financials, Capital markets)	1,208	134,933
National Australia Bank Ltd. (Financials, Banks)	32,504	609,947
Northern Star Resources Ltd. (Materials, Metals & mining)	14,734	123,933
Origin Energy Ltd. (Utilities, Electric utilities)	35,874	195,319
Pilbara Minerals Ltd. (Materials, Metals & mining)	80,756	194,229
QBE Insurance Group Ltd. (Financials, Insurance)	11,982	121,686
Rio Tinto Ltd. (Materials, Metals & mining)	2,610	215,639
Santos Ltd. (Energy, Oil, gas & consumable fuels)	35,880	163,820
Scentre Group (Real estate, Retail REITs)	88,222	154,476
Sonic Healthcare Ltd. (Health care, Health care providers & services)	8,437	162,615
Stockland (Real estate, Diversified REITs)	68,939	188,127
Suncorp Group Ltd. (Financials, Insurance)	13,316	122,916
Vicinity Ltd. (Real estate, Retail REITs)	103,986	130,203
Wesfarmers Ltd. (Consumer discretionary, Broadline retail)	5,161	179,577
Westpac Banking Corp. (Financials, Banks)	43,245	610,629
Woodside Energy Group Ltd. (Energy, Oil, gas & consumable fuels)	12,236	250,633
Woolworths Group Ltd. (Consumer staples, Consumer staples distribution & retail)	6,890	158,885
		8,957,512
Austria: 0.41%
Erste Group Bank AG (Financials, Banks)	6,413	259,048
OMV AG (Energy, Oil, gas & consumable fuels)	2,630	112,077
Verbund AG (Utilities, Electric utilities)	1,635	155,724
		526,849
Belgium: 0.43%
Anheuser-Busch InBev SA (Consumer staples, Beverages)	4,352	272,907
KBC Group NV (Financials, Banks)	3,210	183,789
Umicore SA (Materials, Chemicals)	3,783	101,010
		557,706
Denmark: 3.04%
AP Moller - Maersk AS Class A (Industrials, Marine transportation)	152	235,480
Carlsberg AS Class B (Consumer staples, Beverages)	1,451	179,663
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined International Developed Markets Portfolio | 5

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Denmark(continued)
Demant AS (Health care, Health care equipment & supplies)†	3,067	$130,049
DSV AS (Industrials, Air freight & logistics)	2,166	325,913
Genmab AS (Health care, Biotechnology)†	908	286,507
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	26,276	2,668,403
Pandora AS (Consumer discretionary, Textiles, apparel & luxury goods)	626	84,476
		3,910,491
Finland: 0.77%
Elisa Oyj (Communication services, Diversified telecommunication services)	3,066	137,098
Kone Oyj Class B (Industrials, Machinery)	3,809	169,119
Metso Oyj (Industrials, Machinery)	9,836	96,680
Nordea Bank Abp (Financials, Banks)	38,325	427,840
Wartsila Oyj Abp (Industrials, Machinery)	11,389	156,945
		987,682
France: 11.53%
Accor SA (Consumer discretionary, Hotels, restaurants & leisure)	3,571	123,647
Air Liquide SA (Materials, Chemicals)	3,095	585,516
AXA SA (Financials, Insurance)	15,852	493,404
BNP Paribas SA (Financials, Banks)	12,749	801,691
Capgemini SE (Information technology, IT services)	1,904	389,631
Carrefour SA (Consumer staples, Consumer staples distribution & retail)	12,893	244,122
CIE de Saint-Gobain SA (Industrials, Building products)	6,200	403,640
Cie Generale des Etablissements Michelin SCA (Consumer discretionary, Automobile components)	4,860	162,988
Credit Agricole Corporate & Investment Bank SA (Financials, Banks)	22,742	297,601
Danone SA (Consumer staples, Food products)	7,545	484,305
Dassault Aviation SA (Industrials, Aerospace & defense)	773	153,473
Dassault Systemes SE (Information technology, Software)	4,177	195,348
Edenred SE (Financials, Financial services)	3,982	216,720
Eiffage SA (Industrials, Construction & engineering)	3,129	316,750
Engie SA (Utilities, Multi-utilities)	31,512	546,001
EssilorLuxottica SA (Health care, Health care equipment & supplies)	2,800	533,731
Hermes International SCA (Consumer discretionary, Textiles, apparel & luxury goods)	264	547,199
Ipsen SA (Health care, Pharmaceuticals)	912	102,746
Legrand SA (Industrials, Electrical equipment)	3,368	324,154
L’Oreal SA (Consumer staples, Personal care products)	1,906	894,292
LVMH Moet Hennessy Louis Vuitton SE (Consumer discretionary, Textiles, apparel & luxury goods)	1,979	1,513,716
Orange SA (Communication services, Diversified telecommunication services)	19,580	240,920
Pernod Ricard SA (Consumer staples, Beverages)	871	150,319
Publicis Groupe SA (Communication services, Media)	4,241	358,135
Renault SA (Consumer discretionary, Automobiles)	3,285	128,690
Safran SA (Industrials, Aerospace & defense)	3,335	584,527
Sanofi SA (Health care, Pharmaceuticals)	9,000	837,209
Schneider Electric SE (Industrials, Electrical equipment)	3,677	674,887
Societe Generale SA (Financials, Banks)	6,331	159,017
Teleperformance SE (Industrials, Professional services)	989	138,388
Thales SA (Industrials, Aerospace & defense)	1,070	159,505
The accompanying notes are an integral part of these financial statements.
6 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
France(continued)
TotalEnergies SE (Energy, Oil, gas & consumable fuels)	18,736	$1,269,740
Veolia Environnement SA (Utilities, Multi-utilities)	4,367	137,423
Vinci SA (Industrials, Construction & engineering)	5,520	674,757
		14,844,192
Germany: 7.89%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)	723	151,211
Allianz SE (Financials, Insurance)	4,080	1,024,114
BASF SE (Materials, Chemicals)	3,151	146,404
Bayer AG (Health care, Pharmaceuticals)	3,358	114,627
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	4,569	475,403
Beiersdorf AG (Consumer staples, Personal care products)	1,094	153,258
Brenntag SE (Industrials, Trading companies & distributors)	2,378	205,213
Daimler Truck Holding AG (Industrials, Machinery)	4,248	137,932
Deutsche Bank AG (Financials, Capital markets)	15,228	189,394
Deutsche Boerse AG (Financials, Capital markets)	1,372	260,304
Deutsche Post AG (Industrials, Air freight & logistics)	6,522	305,550
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	29,805	712,930
E.ON SE (Utilities, Multi-utilities)	40,129	521,326
Fresenius Medical Care AG & Co. KGaA (Health care, Health care providers & services)	6,595	270,133
GEA Group AG (Industrials, Machinery)	3,336	122,445
Henkel AG & Co. KGaA (Consumer staples, Household products)	1,957	136,503
Infineon Technologies AG (Information technology, Semiconductors & semiconductor equipment)	14,567	563,687
Mercedes-Benz Group AG (Consumer discretionary, Automobiles)	7,593	492,428
Merck KGaA (Health care, Pharmaceuticals)	951	165,781
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials, Insurance)	1,078	458,566
Puma SE (Consumer discretionary, Textiles, apparel & luxury goods)	2,068	133,215
Rational AG (Industrials, Machinery)	192	122,783
RWE AG (Utilities, Independent power and renewable electricity producers)	5,857	250,997
SAP SE (Information technology, Software)	8,308	1,315,614
Siemens AG (Industrials, Industrial conglomerates)	5,989	1,003,931
Siemens Healthineers AG (Health care, Health care equipment & supplies)144A	2,699	155,530
Talanx AG (Financials, Insurance)†	4,077	295,559
Telefonica Deutschland Holding AG (Communication services, Diversified telecommunication services)	78,968	201,998
Zalando SE (Consumer discretionary, Specialty retail)144A†	3,116	74,144
		10,160,980
Hong Kong: 1.94%
AIA Group Ltd. (Financials, Insurance)	87,000	750,682
BOC Hong Kong Holdings Ltd. (Financials, Banks)	115,000	307,695
CK Asset Holdings Ltd. (Real estate, Real estate management & development)	31,500	149,409
Henderson Land Development Co. Ltd. (Real estate, Real estate management & development)	49,000	133,300
Hong Kong Exchanges & Clearing Ltd. (Financials, Capital markets)	11,300	401,004
Hongkong Land Holdings Ltd. (Real estate, Real estate management & development)	36,440	117,337
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined International Developed Markets Portfolio | 7

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Hong Kong(continued)
Jardine Matheson Holdings Ltd. (Industrials, Industrial conglomerates)	3,000	$115,830
New World Development Co. Ltd. (Real estate, Real estate management & development)	96,000	142,808
Sino Land Co. Ltd. (Real estate, Real estate management & development)	88,000	88,661
Sun Hung Kai Properties Ltd. (Real estate, Real estate management & development)	13,000	127,565
WH Group Ltd. (Consumer staples, Food products)144A	244,000	156,809
		2,491,100
Ireland: 0.92%
CRH PLC (Materials, Construction materials)	6,502	408,000
DCC PLC (Industrials, Industrial conglomerates)	7,388	498,247
James Hardie Industries PLC (Materials, Construction materials)†	4,546	146,344
Kingspan Group PLC (Industrials, Building products)†	1,716	135,981
		1,188,572
Israel: 0.95%
Check Point Software Technologies Ltd. (Information technology, Software)†	1,745	254,770
Global-E Online Ltd. (Consumer discretionary, Broadline retail)†	3,229	110,593
Israel Discount Bank Ltd. Class A (Financials, Banks)	42,204	203,285
Monday.com Ltd. (Information technology, Software)†	714	128,406
Nice Ltd. (Information technology, Software)†	1,064	204,372
Teva Pharmaceutical Industries Ltd. ADR (Health care, Pharmaceuticals)†	15,561	152,809
Wix.com Ltd. (Information technology, IT services)†	1,606	163,009
		1,217,244
Italy: 1.92%
Assicurazioni Generali SpA (Financials, Insurance)	17,082	353,374
ENEL SpA (Utilities, Electric utilities)	102,821	725,918
ENI SpA (Energy, Oil, gas & consumable fuels)	7,006	115,672
Intesa Sanpaolo SpA (Financials, Banks)	127,379	366,250
Moncler SpA (Consumer discretionary, Textiles, apparel & luxury goods)	2,210	122,396
Prysmian SpA (Industrials, Electrical equipment)	5,158	198,360
Terna - Rete Elettrica Nazionale (Utilities, Electric utilities)	15,044	121,112
UniCredit SpA (Financials, Banks)	16,977	461,710
		2,464,792
Japan: 21.59%
Advantest Corp. (Information technology, Semiconductors & semiconductor equipment)	5,400	170,494
Aeon Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	8,000	165,169
ANA Holdings, Inc. (Industrials, Passenger airlines)†	12,400	255,260
Astellas Pharma, Inc. (Health care, Pharmaceuticals)	21,600	261,878
BayCurrent Consulting, Inc. (Industrials, Professional services)	5,500	184,595
Bridgestone Corp. (Consumer discretionary, Automobile components)	6,300	259,122
Brother Industries Ltd. (Information technology, Technology hardware, storage & peripherals)	7,300	122,898
Canon, Inc. (Information technology, Technology hardware, storage & peripherals)	14,500	372,329
Capcom Co. Ltd. (Communication services, Entertainment)	4,700	157,966
Central Japan Railway Co. (Industrials, Ground transportation)	28,400	680,022
The accompanying notes are an integral part of these financial statements.
8 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Japan(continued)
Chubu Electric Power Co., Inc. (Utilities, Electric utilities)	26,200	$322,861
Chugai Pharmaceutical Co. Ltd. (Health care, Pharmaceuticals)	3,900	137,260
Dai-ichi Life Holdings, Inc. (Financials, Insurance)	13,300	276,388
Daiichi Sankyo Co. Ltd. (Health care, Pharmaceuticals)	12,900	348,037
Daikin Industries Ltd. (Industrials, Building products)	1,500	224,150
Daito Trust Construction Co. Ltd. (Real estate, Real estate management & development)	1,900	208,890
Daiwa House Industry Co. Ltd. (Real estate, Real estate management & development)	11,800	334,198
Disco Corp. (Information technology, Semiconductors & semiconductor equipment)	1,300	281,377
Fast Retailing Co. Ltd. (Consumer discretionary, Specialty retail)	1,400	354,013
FUJIFILM Holdings Corp. (Information technology, Technology hardware, storage & peripherals)	3,700	216,120
GMO Payment Gateway, Inc. (Financials, Financial services)	2,700	158,565
Hitachi Ltd. (Industrials, Industrial conglomerates)	6,400	443,977
Honda Motor Co. Ltd. (Consumer discretionary, Automobiles)	72,200	734,856
Hoya Corp. (Health care, Health care equipment & supplies)	3,200	359,692
INPEX Corp. (Energy, Oil, gas & consumable fuels)	11,800	166,343
Isuzu Motors Ltd. (Consumer discretionary, Automobiles)	10,100	133,216
ITOCHU Corp. (Industrials, Trading companies & distributors)	13,600	526,351
Japan Airlines Co. Ltd. (Industrials, Passenger airlines)	14,200	269,231
Japan Metropolitan Fund Invest (Real estate, Retail REITs)	300	199,312
Japan Post Insurance Co. Ltd. (Financials, Insurance)	8,900	165,982
Japan Tobacco, Inc. (Consumer staples, Tobacco)	8,700	223,045
Keyence Corp. (Information technology, Electronic equipment, instruments & components)	1,400	598,206
Kintetsu Group Holdings Co. Ltd. (Industrials, Ground transportation)	5,100	142,618
Kobayashi Pharmaceutical Co. Ltd. (Consumer staples, Personal care products)	3,200	147,201
Kobe Bussan Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	4,700	123,761
Komatsu Ltd. (Industrials, Machinery)	7,700	195,902
LY Corp. (Communication services, Interactive media & services)	33,900	98,458
M3, Inc. (Health care, Health care technology)	3,900	64,329
Marubeni Corp. (Industrials, Trading companies & distributors)	12,800	199,174
Mazda Motor Corp. (Consumer discretionary, Automobiles)	13,400	142,668
Mitsubishi Corp. (Industrials, Trading companies & distributors)	15,800	733,838
Mitsubishi Heavy Industries Ltd. (Industrials, Machinery)	2,500	139,417
Mitsubishi UFJ Financial Group, Inc. (Financials, Banks)	55,900	473,186
Mitsui & Co. Ltd. (Industrials, Trading companies & distributors)	15,700	570,986
Mitsui OSK Lines Ltd. (Industrials, Marine transportation)	4,300	117,782
MS&AD Insurance Group Holdings, Inc. (Financials, Insurance)	7,900	294,825
NEC Corp. (Information technology, IT services)	4,700	261,217
Nexon Co. Ltd. (Communication services, Entertainment)	9,900	213,545
Nintendo Co. Ltd. (Communication services, Entertainment)	15,300	713,298
Nippon Paint Holdings Co. Ltd. (Materials, Chemicals)	17,700	131,861
Nippon Steel Corp. (Materials, Metals & mining)	11,100	258,820
Nippon Telegraph & Telephone Corp. (Communication services, Diversified telecommunication services)	212,500	248,103
Nissan Motor Co. Ltd. (Consumer discretionary, Automobiles)	63,800	250,837
Nitto Denko Corp. (Materials, Chemicals)	3,600	255,322
Nomura Research Institute Ltd. (Information technology, IT services)	6,400	179,231
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined International Developed Markets Portfolio | 9

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Japan(continued)
Obic Co. Ltd. (Information technology, IT services)	2,400	$367,382
Odakyu Electric Railway Co. Ltd. (Industrials, Ground transportation)	9,900	138,858
Olympus Corp. (Health care, Health care equipment & supplies)	12,800	187,001
Omron Corp. (Information technology, Electronic equipment, instruments & components)	3,400	142,160
Ono Pharmaceutical Co. Ltd. (Health care, Pharmaceuticals)	12,800	234,917
Open House Group Co. Ltd. (Consumer discretionary, Household durables)	5,200	144,784
Oriental Land Co. Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	9,100	308,428
Otsuka Corp. (Information technology, IT services)	4,400	179,104
Otsuka Holdings Co. Ltd. (Health care, Pharmaceuticals)	11,100	425,927
Pan Pacific International Holdings Corp. (Consumer discretionary, Broadline retail)	9,500	205,302
Panasonic Holdings Corp. (Consumer discretionary, Household durables)	25,100	259,025
Persol Holdings Co. Ltd. (Industrials, Professional services)	83,100	142,816
Recruit Holdings Co. Ltd. (Industrials, Professional services)	16,300	605,231
Renesas Electronics Corp. (Information technology, Semiconductors & semiconductor equipment)†	10,000	175,604
Seiko Epson Corp. (Information technology, Technology hardware, storage & peripherals)	12,300	182,351
Sekisui House Ltd. (Consumer discretionary, Household durables)	13,300	271,723
Seven & i Holdings Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	6,700	248,324
Shimano, Inc. (Consumer discretionary, Leisure products)	1,000	153,480
Shin-Etsu Chemical Co. Ltd. (Materials, Chemicals)	21,400	752,305
Shionogi & Co. Ltd. (Health care, Pharmaceuticals)	5,800	272,983
SoftBank Group Corp. (Communication services, Wireless telecommunication services)	8,100	328,895
Sompo Holdings, Inc. (Financials, Insurance)	7,200	328,143
Sony Group Corp. (Consumer discretionary, Household durables)	9,800	847,403
Subaru Corp. (Consumer discretionary, Automobiles)	16,300	288,158
SUMCO Corp. (Information technology, Semiconductors & semiconductor equipment)	11,700	174,916
Sumitomo Corp. (Industrials, Trading companies & distributors)	22,600	472,548
Sumitomo Mitsui Financial Group, Inc. (Financials, Banks)	3,300	161,550
Suzuki Motor Corp. (Consumer discretionary, Automobiles)	3,700	150,261
Sysmex Corp. (Health care, Health care equipment & supplies)	3,300	182,094
Takeda Pharmaceutical Co. Ltd. (Health care, Pharmaceuticals)	10,800	303,399
Terumo Corp. (Health care, Health care equipment & supplies)	5,000	159,112
Toho Co. Ltd. (Communication services, Entertainment)	9,900	342,620
Tokio Marine Holdings, Inc. (Financials, Insurance)	22,300	548,701
Tokyo Electron Ltd. (Information technology, Semiconductors & semiconductor equipment)	2,400	388,911
Tokyo Gas Co. Ltd. (Utilities, Gas utilities)	5,700	131,754
Toyota Motor Corp. (Consumer discretionary, Automobiles)	76,800	1,447,576
Toyota Tsusho Corp. (Industrials, Trading companies & distributors)	6,600	364,589
Trend Micro, Inc. (Information technology, Software)	2,700	136,839
Unicharm Corp. (Consumer staples, Household products)	3,400	109,228
Yakult Honsha Co. Ltd. (Consumer staples, Food products)	5,200	115,848
Yokogawa Electric Corp. (Information technology, Electronic equipment, instruments & components)	7,500	141,694
		27,790,126
The accompanying notes are an integral part of these financial statements.
10 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Luxembourg: 0.34%
ArcelorMittal SA (Materials, Metals & mining)†	9,970	$250,581
Eurofins Scientific SE (Health care, Life sciences tools & services)	3,324	193,066
		443,647
Netherlands: 5.51%
ABN AMRO Bank NV (Financials, Banks)144A	11,731	157,253
Adyen NV (Financials, Financial services)144A†	146	170,204
Aegon Ltd. (Financials, Insurance)	35,702	195,319
Airbus SE (Industrials, Aerospace & defense)	3,231	479,008
ASM International NV (Information technology, Semiconductors & semiconductor equipment)	305	156,269
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)†	3,430	2,326,006
Ferrari NV (Consumer discretionary, Automobiles)	771	277,451
IMCD NV (Industrials, Trading companies & distributors)	1,173	180,733
ING Groep NV (Financials, Banks)	34,398	482,181
Koninklijke Ahold Delhaize NV (Consumer staples, Consumer staples distribution & retail)	10,028	289,915
Koninklijke Philips NV (Health care, Health care equipment & supplies)†	15,124	309,001
NN Group NV (Financials, Insurance)	3,622	137,555
Prosus NV (Consumer discretionary, Broadline retail)†	10,355	342,651
QIAGEN NV (Health care, Life sciences tools & services)†	4,223	173,067
Randstad NV (Industrials, Professional services)	2,460	145,935
Stellantis NV (Consumer discretionary, Automobiles)	28,337	613,874
STMicroelectronics NV (Information technology, Semiconductors & semiconductor equipment)	8,766	414,639
Wolters Kluwer NV (Industrials, Professional services)	1,762	242,236
		7,093,297
New Zealand: 0.23%
Spark New Zealand Ltd. (Communication services, Diversified telecommunication services)	58,571	187,012
Xero Ltd. (Information technology, Software)†	1,660	113,030
		300,042
Norway: 0.91%
DNB Bank ASA (Financials, Banks)	26,460	504,014
Equinor ASA (Energy, Oil, gas & consumable fuels)	4,984	160,346
Gjensidige Forsikring ASA (Financials, Insurance)	11,700	196,911
Norsk Hydro ASA (Materials, Metals & mining)	26,479	153,638
Orkla ASA (Consumer staples, Food products)	21,090	155,232
		1,170,141
Portugal: 0.20%
Galp Energia SGPS SA (Energy, Oil, gas & consumable fuels)	7,484	111,238
Jeronimo Martins SGPS SA (Consumer staples, Consumer staples distribution & retail)	5,822	143,856
		255,094
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined International Developed Markets Portfolio | 11

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Singapore: 1.68%
DBS Group Holdings Ltd. (Financials, Banks)	25,300	$600,300
Genting Singapore Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	708,200	484,416
Jardine Cycle & Carriage Ltd. (Industrials, Industrial conglomerates)	5,500	117,261
Oversea-Chinese Banking Corp. Ltd. (Financials, Banks)	49,700	465,903
Sea Ltd. ADR (Communication services, Entertainment)†	3,445	124,778
Singapore Airlines Ltd. (Industrials, Passenger airlines)	29,000	137,445
United Overseas Bank Ltd. (Financials, Banks)	11,600	236,041
		2,166,144
Spain: 3.10%
Amadeus IT Group SA (Consumer discretionary, Hotels, restaurants & leisure)	2,854	195,155
Banco Bilbao Vizcaya Argentaria SA (Financials, Banks)	81,796	757,332
Banco Santander SA (Financials, Banks)	131,070	542,288
CaixaBank SA (Financials, Banks)	56,804	255,425
Enagas SA (Utilities, Gas utilities)	9,577	175,133
Iberdrola SA (Utilities, Electric utilities)	50,333	621,564
Industria de Diseno Textil SA (Consumer discretionary, Specialty retail)	12,267	505,130
Naturgy Energy Group SA (Utilities, Gas utilities)	6,202	185,109
Redeia Corp. SA (Utilities, Electric utilities)	11,938	199,856
Repsol SA (Energy, Oil, gas & consumable fuels)	10,194	155,790
Telefonica SA (Communication services, Diversified telecommunication services)	93,291	401,518
		3,994,300
Sweden: 3.27%
Assa Abloy AB Class B (Industrials, Building products)	9,335	238,798
Atlas Copco AB Class A (Industrials, Machinery)	35,832	552,290
Epiroc AB Class A (Industrials, Machinery)	7,318	136,273
Essity AB Class B (Consumer staples, Household products)	5,184	129,552
Evolution AB (Consumer discretionary, Hotels, restaurants & leisure)144A	1,827	189,137
Fastighets AB Balder Class B (Real estate, Real estate management & development)†	27,615	162,631
Getinge AB Class B (Health care, Health care equipment & supplies)	9,741	206,804
Hexagon AB Class B (Information technology, Electronic equipment, instruments & components)	18,957	189,319
Holmen AB Class B (Materials, Paper & forest products)	4,381	183,475
Indutrade AB (Industrials, Machinery)	8,901	194,902
Investor AB Class B (Financials, Financial services)	12,445	258,049
Lifco AB Class B (Industrials, Industrial conglomerates)	10,051	217,882
Nibe Industrier AB Class B (Industrials, Building products)	28,627	168,864
Sandvik AB (Industrials, Machinery)	6,843	134,855
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	30,395	367,498
Svenska Handelsbanken AB Class A (Financials, Banks)	18,945	179,280
Swedbank AB Class A (Financials, Banks)	17,799	325,940
Volvo AB Class B (Industrials, Machinery)	11,964	277,063
Volvo Car AB Class B (Consumer discretionary, Automobiles)†	27,758	90,299
		4,202,911
Switzerland: 9.30%
ABB Ltd. (Industrials, Electrical equipment)	14,714	583,217
Alcon, Inc. (Health care, Health care equipment & supplies)	3,794	285,601
The accompanying notes are an integral part of these financial statements.
12 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Switzerland(continued)
Avolta AG (Consumer discretionary, Specialty retail)†	4,093	$142,696
Chocoladefabriken Lindt & Spruengli AG (Consumer staples, Food products)	31	383,031
CIE Financiere Richemont SA Class A (Consumer discretionary, Textiles, apparel & luxury goods)	4,484	559,156
Coca-Cola HBC AG (Consumer staples, Beverages)†	4,045	112,141
DSM-Firmenich AG (Materials, Chemicals)	2,057	194,506
EMS-Chemie Holding AG (Materials, Chemicals)	242	171,475
Givaudan SA (Materials, Chemicals)	39	145,721
Holcim AG (Materials, Construction materials)	6,133	450,328
Julius Baer Group Ltd. (Financials, Capital markets)	2,090	105,586
Logitech International SA (Information technology, Technology hardware, storage & peripherals)	1,709	148,789
Lonza Group AG (Health care, Life sciences tools & services)	731	282,483
Nestle SA (Consumer staples, Food products)	21,715	2,463,612
Novartis AG (Health care, Pharmaceuticals)	21,142	2,055,050
Partners Group Holding AG (Financials, Capital markets)	164	215,839
Roche Holding AG (Health care, Pharmaceuticals)	5,439	1,466,114
Roche Holding AG (Health care, Pharmaceuticals)	967	275,844
Sandoz Group AG (Health care, Pharmaceuticals)†	3,988	113,897
Schindler Holding AG (Industrials, Machinery)	842	188,217
Sika AG (Materials, Chemicals)	564	152,770
Sonova Holding AG (Health care, Health care equipment & supplies)	1,162	334,787
Straumann Holding AG (Health care, Health care equipment & supplies)	1,272	174,669
Swatch Group AG (Consumer discretionary, Textiles, apparel & luxury goods)	991	259,717
Swiss Re AG (Financials, Insurance)	1,205	142,076
Swisscom AG (Communication services, Diversified telecommunication services)	392	228,476
UBS Group AG (Financials, Capital markets)	12,080	339,763
		11,975,561
United Kingdom: 12.94%
3i Group PLC (Financials, Capital markets)	14,791	416,779
Anglo American PLC (Materials, Metals & mining)	10,453	282,667
Ashtead Group PLC (Industrials, Trading companies & distributors)	4,702	282,733
Associated British Foods PLC (Consumer staples, Food products)	5,751	172,651
AstraZeneca PLC (Health care, Pharmaceuticals)	10,714	1,369,631
BAE Systems PLC (Industrials, Aerospace & defense)	29,217	387,292
Barratt Developments PLC (Consumer discretionary, Household durables)	23,114	149,928
BP PLC (Energy, Oil, gas & consumable fuels)	135,094	817,102
British American Tobacco PLC (Consumer staples, Tobacco)	21,993	697,458
British Land Co. PLC (Real estate, Diversified REITs)	32,117	142,560
Bunzl PLC (Industrials, Trading companies & distributors)	6,960	263,775
Centrica PLC (Utilities, Multi-utilities)	111,834	210,436
Coca-Cola Europacific Partners PLC (Consumer staples, Beverages)	4,211	255,355
Compass Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	10,433	263,818
Diageo PLC (Consumer staples, Beverages)	9,847	343,540
GSK PLC (Health care, Pharmaceuticals)	16,670	298,713
Hargreaves Lansdown PLC (Financials, Capital markets)	18,063	163,821
Hikma Pharmaceuticals PLC (Health care, Pharmaceuticals)	4,797	104,375
HSBC Holdings PLC (Financials, Banks)	180,650	1,373,158
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined International Developed Markets Portfolio | 13

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
United Kingdom(continued)
Imperial Brands PLC (Consumer staples, Tobacco)	20,432	$476,293
Informa PLC (Communication services, Media)	36,881	345,944
J Sainsbury PLC (Consumer staples, Consumer staples distribution & retail)	43,725	157,819
JD Sports Fashion PLC (Consumer discretionary, Specialty retail)	78,275	155,194
Land Securities Group PLC (Real estate, Diversified REITs)	24,246	191,064
London Stock Exchange Group PLC (Financials, Capital markets)	2,249	252,863
Mondi PLC (Materials, Paper & forest products)	11,145	197,965
National Grid PLC (Utilities, Multi-utilities)	13,709	177,829
Prudential PLC (Financials, Insurance)	21,428	233,457
Reckitt Benckiser Group PLC (Consumer staples, Household products)	6,046	412,017
RELX PLC (Industrials, Professional services)	10,969	420,973
Rio Tinto PLC (Materials, Metals & mining)	8,438	575,131
Rolls-Royce Holdings PLC (Industrials, Aerospace & defense)†	74,020	251,184
Sage Group PLC (Information technology, Software)	10,560	150,712
Schroders PLC (Financials, Capital markets)	16,586	84,091
Shell PLC (Energy, Oil, gas & consumable fuels)	61,817	1,997,845
Smith & Nephew PLC (Health care, Health care equipment & supplies)	11,439	147,805
Smiths Group PLC (Industrials, Industrial conglomerates)	6,056	125,996
SSE PLC (Utilities, Electric utilities)	5,341	123,561
St. James’s Place plc (Financials, Capital markets)	15,208	124,527
Standard Chartered PLC (Financials, Banks)	18,786	154,915
Tesco PLC (Consumer staples, Consumer staples distribution & retail)	72,555	261,784
Unilever PLC (Consumer staples, Personal care products)	5,775	274,796
Unilever PLC London Stock Exchange (Consumer staples, Personal care products)	16,631	791,436
Vodafone Group PLC (Communication services, Wireless telecommunication services)	362,946	326,835
Whitbread PLC (Consumer discretionary, Hotels, restaurants & leisure)	3,012	117,535
WPP PLC (Communication services, Media)	15,133	135,032
		16,660,395
United States: 0.23%
Experian PLC (Industrials, Professional services)	4,953	181,522
Newmont Corp. (Materials, Metals & mining)	2,748	109,344
		290,866
Total common stocks (Cost $99,459,766)		123,649,644

		Yield
Short-term investments: 2.98%
Investment companies: 2.98%
Allspring Government Money Market Fund Select Class♠∞		5.29%	3,839,053	3,839,053
Total short-term investments (Cost $3,839,053)				3,839,053
Total investments in securities (Cost $103,298,819)	99.04%			127,488,697
Other assets and liabilities, net	0.96			1,235,143
Total net assets	100.00%			$128,723,840

The accompanying notes are an integral part of these financial statements.
14 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,401,432	$8,326,542	$(7,888,921)	$0	$0	$3,839,053	3,839,053	$69,518
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	37	12-15-2023	$3,863,939	$3,934,210	$70,271	$0
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined International Developed Markets Portfolio | 15

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $99,459,766)	$123,649,644
Investments in affiliated securities, at value (cost $3,839,053)	3,839,053
Cash at broker segregated for futures contracts	182,609
Foreign currency, at value (cost $118,909)	118,809
Receivable for dividends	1,111,851
Prepaid expenses and other assets	1,183
Total assets	128,903,149
Liabilities
Custody and accounting fees payable	116,418
Advisory fee payable	25,995
Professional fees payable	19,074
Contingent tax liability	6,000
Payable for daily variation margin on open futures contracts	5,550
Trustees’ fees and expenses payable	814
Accrued expenses and other liabilities	5,458
Total liabilities	179,309
Total net assets	$128,723,840
The accompanying notes are an integral part of these financial statements.
16 | Allspring Disciplined International Developed Markets Portfolio

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $136,814)	$1,359,774
Income from affiliated securities	69,518
Interest	4,310
Total investment income	1,433,602
Expenses
Advisory fee	161,724
Custody and accounting fees	96,863
Professional fees	47,017
Interest holder report expenses	4,483
Trustees’ fees and expenses	11,926
Other fees and expenses	32,138
Total expenses	354,151
Net investment income	1,079,451
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	799,838
Foreign currency and foreign currency translations	(19,832)
Futures contracts	(77,360)
Net realized gains on investments	702,646
Net change in unrealized gains (losses) on
Unaffiliated securities	4,013,228
Foreign currency and foreign currency translations	39,615
Futures contracts	219,804
Net change in unrealized gains (losses) on investments	4,272,647
Net realized and unrealized gains (losses) on investments	4,975,293
Net increase in net assets resulting from operations	$6,054,744
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined International Developed Markets Portfolio | 17

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)	Year ended May 31, 2023
Operations
Net investment income	$1,079,451	$3,716,578
Net realized gains (losses) on investments	702,646	(3,761,543)
Net change in unrealized gains (losses) on investments	4,272,647	3,496,757
Net increase in net assets resulting from operations	6,054,744	3,451,792
Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,162,745	7,947,810
Withdrawals	(6,872,693)	(42,935,013)
Net decrease in net assets resulting from capital share transactions	(5,709,948)	(34,987,203)
Total increase (decrease) in net assets	344,796	(31,535,411)
Net assets
Beginning of period	128,379,044	159,914,455
End of period	$128,723,840	$128,379,044
The accompanying notes are an integral part of these financial statements.
18 | Allspring Disciplined International Developed Markets Portfolio

Financial highlights
Financial highlights

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
		2023	2022	2021	2020	2019
Total return[1]	4.75%	3.07%	(9.56)%	39.97%	1.76%	(0.14)%
Ratios to average net assets (annualized)
Gross expenses	0.55%	0.50%	0.43%	0.43%	0.91%	0.89%
Net expenses[2]	0.55%	0.50%	0.43%	0.43%	0.91%	0.89%
Net investment income	1.67%	2.66%	2.62%	2.23%	0.34%	1.24%
Supplemental data
Portfolio turnover rate	22%	27%	17%	127%	53%	100%

[1]	Returns for periods of less than one year are not annualized.
[2]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined International Developed Markets Portfolio | 19

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Disciplined International Developed Markets Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2023, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
20 | Allspring Disciplined International Developed Markets Portfolio

Notes to financial statements (unaudited)
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Portfolio based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $103,755,499 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$28,727,280
Gross unrealized losses	(4,923,811)
Net unrealized gains	$23,803,469
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Disciplined International Developed Markets Portfolio | 21

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$8,957,512	$0	$0	$8,957,512
Austria	526,849	0	0	526,849
Belgium	557,706	0	0	557,706
Denmark	3,910,491	0	0	3,910,491
Finland	987,682	0	0	987,682
France	14,844,192	0	0	14,844,192
Germany	10,160,980	0	0	10,160,980
Hong Kong	2,491,100	0	0	2,491,100
Ireland	1,188,572	0	0	1,188,572
Israel	1,217,244	0	0	1,217,244
Italy	2,464,792	0	0	2,464,792
Japan	27,790,126	0	0	27,790,126
Luxembourg	443,647	0	0	443,647
Netherlands	7,093,297	0	0	7,093,297
New Zealand	300,042	0	0	300,042
Norway	1,170,141	0	0	1,170,141
Portugal	255,094	0	0	255,094
Singapore	2,166,144	0	0	2,166,144
Spain	3,994,300	0	0	3,994,300
Sweden	4,202,911	0	0	4,202,911
Switzerland	11,975,561	0	0	11,975,561
United Kingdom	16,660,395	0	0	16,660,395
United States	290,866	0	0	290,866
Short-term investments
Investment companies	3,839,053	0	0	3,839,053
	127,488,697	0	0	127,488,697
Futures contracts	70,271	0	0	70,271
Total assets	$127,558,968	$0	$0	$127,558,968
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At November 30, 2023, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $1 billion	0.250%
Next $4 billion	0.225
Over $5 billion	0.200
For the six months ended November 30, 2023, the advisory fee was equivalent to an annual rate of 0.25% of the Portfolio’s average daily net assets.
22 | Allspring Disciplined International Developed Markets Portfolio

Notes to financial statements (unaudited)
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.15% as the average daily net assets of the Portfolio increase.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended November 30, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2023 were $27,048,076 and $31,499,694, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended November 30, 2023, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $2,856,152 in long futures contracts during the six months ended November 30, 2023.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Portfolio under the agreement.
8.
CONCENTRATION  RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in Europe. A fund that invests a substantial portion of its assets in any country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Portfolio’s investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.
9.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
Allspring Disciplined International Developed Markets Portfolio | 23

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

24 | Allspring Disciplined International Developed Markets Portfolio

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Disciplined International Developed Markets Portfolio | 25

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

26 | Allspring Disciplined International Developed Markets Portfolio

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Disciplined International Developed Markets Portfolio | 27

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.

Allspring Disciplined Large Cap Portfolio
Semi-Annual Report
November 30, 2023

Allspring Disciplined Large Cap Portfolio | 1

Performance highlights (unaudited)
Performance highlights
Investment objective	The Portfolio seeks long-term capital appreciation.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Justin P. Carr, CFA, Robert M. Wicentowski, CFA

Average annual total returns (%) as of November 30, 2023

	Inception date	1 year	5 year	Since inception
Allspring Disciplined Large Cap Portfolio	6-12-2018	13.16	12.17	10.78
Russell 3000® Index[1]	–	12.61	11.77	10.47 *
Russell 1000® Index[2]	–	13.57	12.25	11.02 *
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that an investor may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Shares are sold without a front-end sales charge or contingent deferred sales charge.

*	Based on the Portfolio’s inception date.
[1]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[2]
The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2 | Allspring Disciplined Large Cap Portfolio

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2023[1]
Microsoft Corp.	6.96
Apple, Inc.	6.56
Amazon.com, Inc.	3.08
NVIDIA Corp.	2.64
Meta Platforms, Inc. Class A	2.14
Alphabet, Inc. Class C	2.04
Alphabet, Inc. Class A	2.00
Berkshire Hathaway, Inc. Class B	1.58
Tesla, Inc.	1.48
Visa, Inc. Class A	1.46

[1]	Figures represent the percentage of the Portfolio’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of November 30, 2023[1]

[1]	Figures represent the percentage of the Portfolio’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Disciplined Large Cap Portfolio | 3

Portfolio expenses (unaudited)
Portfolio expenses
As an investor of beneficial interest of the Portfolio, you incur ongoing costs, including advisory fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2023 to November 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 6-1-2023	Ending account value 11-30-2023	Expenses paid during the period[1]	Annualized net expense ratio
Actual	$1,000.00	$1,102.90	$1.58	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.50	$1.52	0.30%

[1]	Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

4 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.97%
Communication services: 8.75%
Diversified telecommunication services: 0.55%
AT&T, Inc.	56,954	$943,728
Verizon Communications, Inc.	5,531	212,003
		1,155,731
Entertainment: 1.21%
Live Nation Entertainment, Inc.†	3,648	307,235
Netflix, Inc.†	4,196	1,988,778
Walt Disney Co.†	2,837	262,961
		2,558,974
Interactive media & services: 6.30%
Alphabet, Inc. Class A†	31,892	4,226,647
Alphabet, Inc. Class C†	32,096	4,298,296
Meta Platforms, Inc. Class A†	13,829	4,524,158
TripAdvisor, Inc.†	14,170	252,651
		13,301,752
Media: 0.69%
Comcast Corp. Class A	30,374	1,272,367
Trade Desk, Inc. Class A†	2,536	178,686
		1,451,053
Consumer discretionary: 10.16%
Automobiles: 1.97%
Ford Motor Co.	40,709	417,675
General Motors Co.	19,402	613,103
Tesla, Inc.†	13,064	3,136,405
		4,167,183
Broadline retail: 3.26%
Amazon.com, Inc.†	44,495	6,500,275
eBay, Inc.	9,125	374,216
		6,874,491
Hotels, restaurants & leisure: 1.69%
Airbnb, Inc. Class A†	4,928	622,603
Booking Holdings, Inc.†	139	434,472
Expedia Group, Inc.†	3,713	505,636
McDonald’s Corp.	5,927	1,670,466
Penn Entertainment, Inc.†	4,485	110,152
Royal Caribbean Cruises Ltd.†	2,054	220,723
		3,564,052
Household durables: 0.93%
Lennar Corp. Class A	2,728	348,966
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Large Cap Portfolio | 5

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Household durables(continued)
NVR, Inc.†	125	$769,423
PulteGroup, Inc.	9,571	846,268
		1,964,657
Specialty retail: 1.60%
Home Depot, Inc.	5,610	1,758,679
O’Reilly Automotive, Inc.†	405	397,864
TJX Cos., Inc.	6,596	581,174
Ulta Beauty, Inc.†	1,481	630,891
		3,368,608
Textiles, apparel & luxury goods: 0.71%
Deckers Outdoor Corp.†	588	390,414
lululemon athletica, Inc.†	787	351,632
NIKE, Inc. Class B	6,801	749,946
		1,491,992
Consumer staples: 5.94%
Beverages: 1.02%
Coca-Cola Co.	12,880	752,707
PepsiCo, Inc.	8,312	1,398,827
		2,151,534
Consumer staples distribution & retail: 2.41%
Costco Wholesale Corp.	3,124	1,851,720
Kroger Co.	19,594	867,426
Target Corp.	3,814	510,351
Walmart, Inc.	11,963	1,862,520
		5,092,017
Food products: 0.58%
Archer-Daniels-Midland Co.	8,938	658,999
Bunge Global SA	3,321	364,878
Hershey Co.	1,099	206,524
		1,230,401
Household products: 1.08%
Colgate-Palmolive Co.	9,610	756,980
Kimberly-Clark Corp.	3,178	393,214
Procter & Gamble Co.	7,266	1,115,476
		2,265,670
Tobacco: 0.85%
Altria Group, Inc.	14,548	611,598
Philip Morris International, Inc.	12,659	1,181,844
		1,793,442
The accompanying notes are an integral part of these financial statements.
6 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Energy: 3.92%
Energy equipment & services: 0.35%
Halliburton Co.	19,833	$734,416
Oil, gas & consumable fuels: 3.57%
Cheniere Energy, Inc.	3,768	686,341
Chevron Corp.	11,285	1,620,526
ConocoPhillips	4,352	502,961
EOG Resources, Inc.	914	112,486
Exxon Mobil Corp.	24,580	2,525,349
Marathon Petroleum Corp.	6,451	962,425
Phillips 66	2,369	305,340
Valero Energy Corp.	6,611	828,755
		7,544,183
Financials: 12.89%
Banks: 2.84%
Bank of America Corp.	21,981	670,201
Bank OZK	10,720	448,739
Citigroup, Inc.	17,142	790,246
JPMorgan Chase & Co.	17,977	2,805,850
New York Community Bancorp, Inc.	21,316	200,584
Wells Fargo & Co.	24,324	1,084,607
		6,000,227
Capital markets: 1.79%
Ameriprise Financial, Inc.	887	313,564
Bank of New York Mellon Corp.	11,851	572,640
CME Group, Inc.	3,709	809,897
Coinbase Global, Inc. Class A†	2,643	329,635
Goldman Sachs Group, Inc.	613	209,364
Interactive Brokers Group, Inc. Class A	11,104	864,335
Jefferies Financial Group, Inc.	12,956	459,161
S&P Global, Inc.	513	213,321
		3,771,917
Consumer finance: 0.49%
American Express Co.	1,657	282,966
Capital One Financial Corp.	3,315	370,153
Synchrony Financial	11,743	380,003
		1,033,122
Financial services: 5.45%
Apollo Global Management, Inc.	7,035	647,220
Berkshire Hathaway, Inc. Class B†	9,238	3,325,680
Block, Inc.†	1,901	120,580
Corebridge Financial, Inc.	18,702	393,303
Euronet Worldwide, Inc.†	2,446	213,340
FleetCor Technologies, Inc.†	479	115,200
Mastercard, Inc. Class A	4,484	1,855,614
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Large Cap Portfolio | 7

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Financial services(continued)
MGIC Investment Corp.	19,733	$347,104
PayPal Holdings, Inc.†	14,379	828,374
Visa, Inc. Class A	11,958	3,069,379
WEX, Inc.†	3,253	574,415
		11,490,209
Insurance: 2.32%
Arch Capital Group Ltd.†	4,912	411,085
Cincinnati Financial Corp.	2,892	297,269
Everest Group Ltd.	1,593	654,006
F&G Annuities & Life, Inc.	5,745	234,453
Hartford Financial Services Group, Inc.	9,513	743,536
Markel Group, Inc.†	104	149,665
MetLife, Inc.	15,113	961,640
Reinsurance Group of America, Inc.	4,791	781,221
Unum Group	9,930	426,990
W R Berkley Corp.	3,232	234,482
		4,894,347
Health care: 12.66%
Biotechnology: 2.13%
AbbVie, Inc.	5,284	752,389
Amgen, Inc.	900	242,676
Biogen, Inc.†	1,550	362,824
Exelixis, Inc.†	32,137	700,908
Gilead Sciences, Inc.	5,375	411,725
Moderna, Inc.†	3,300	256,410
United Therapeutics Corp.†	3,544	850,560
Vertex Pharmaceuticals, Inc.†	2,576	913,990
		4,491,482
Health care equipment & supplies: 2.83%
Abbott Laboratories	11,936	1,244,805
Align Technology, Inc.†	464	99,203
Boston Scientific Corp.†	13,259	741,045
Edwards Lifesciences Corp.†	11,318	766,342
Intuitive Surgical, Inc.†	4,180	1,299,311
ResMed, Inc.	620	97,793
Shockwave Medical, Inc.†	1,556	271,600
Stryker Corp.	2,096	621,108
Zimmer Biomet Holdings, Inc.	7,187	835,920
		5,977,127
Health care providers & services: 3.43%
Cencora, Inc.	5,499	1,118,332
Centene Corp.†	12,974	955,924
CVS Health Corp.	16,355	1,111,322
Elevance Health, Inc.	1,102	528,398
McKesson Corp.	2,867	1,349,095
The accompanying notes are an integral part of these financial statements.
8 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Health care providers & services(continued)
Tenet Healthcare Corp.†	10,919	$753,520
UnitedHealth Group, Inc.	2,580	1,426,663
		7,243,254
Health care technology: 0.13%
Veeva Systems, Inc. Class A†	1,560	271,924
Life sciences tools & services: 0.40%
Medpace Holdings, Inc.†	455	123,178
Thermo Fisher Scientific, Inc.	1,462	724,801
		847,979
Pharmaceuticals: 3.74%
Bristol-Myers Squibb Co.	12,228	603,819
Eli Lilly & Co.	3,894	2,301,510
Johnson & Johnson	12,095	1,870,613
Merck & Co., Inc.	13,902	1,424,677
Organon & Co.	25,689	290,799
Pfizer, Inc.	29,859	909,804
Zoetis, Inc.	2,689	475,065
		7,876,287
Industrials: 9.55%
Aerospace & defense: 1.40%
General Dynamics Corp.	2,242	553,707
Lockheed Martin Corp.	2,195	982,855
Northrop Grumman Corp.	1,076	511,272
Textron, Inc.	11,840	907,655
		2,955,489
Air freight & logistics: 0.80%
Expeditors International of Washington, Inc.	6,544	787,505
United Parcel Service, Inc. Class B	5,971	905,263
		1,692,768
Building products: 1.23%
Builders FirstSource, Inc.†	4,044	542,341
Carrier Global Corp.	14,376	746,977
Masco Corp.	4,471	270,719
Owens Corning	7,697	1,043,559
		2,603,596
Commercial services & supplies: 0.58%
Copart, Inc.†	15,403	773,539
Waste Management, Inc.	2,565	438,589
		1,212,128
Construction & engineering: 0.47%
EMCOR Group, Inc.	4,687	996,081
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Large Cap Portfolio | 9

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Electrical equipment: 0.86%
Acuity Brands, Inc.	948	$169,938
Emerson Electric Co.	10,401	924,649
nVent Electric PLC	3,870	206,078
Rockwell Automation, Inc.	1,852	510,115
		1,810,780
Ground transportation: 0.27%
CSX Corp.	17,547	566,768
Industrial conglomerates: 0.26%
General Electric Co.	2,711	330,200
Honeywell International, Inc.	1,088	213,161
		543,361
Machinery: 2.30%
AGCO Corp.	5,793	657,679
Allison Transmission Holdings, Inc.	15,486	828,191
Caterpillar, Inc.	3,583	898,330
Cummins, Inc.	771	172,827
Otis Worldwide Corp.	6,628	568,616
PACCAR, Inc.	11,197	1,028,109
Parker-Hannifin Corp.	1,594	690,489
		4,844,241
Passenger airlines: 0.41%
United Airlines Holdings, Inc.†	21,916	863,491
Professional services: 0.58%
Automatic Data Processing, Inc.	3,903	897,378
Paycom Software, Inc.	1,281	232,706
Verisk Analytics, Inc.	421	101,642
		1,231,726
Trading companies & distributors: 0.39%
MSC Industrial Direct Co., Inc. Class A	4,084	397,863
WW Grainger, Inc.	546	429,260
		827,123
Information technology: 28.02%
Communications equipment: 1.21%
Arista Networks, Inc.†	2,554	561,139
Cisco Systems, Inc.	36,885	1,784,496
F5, Inc.†	1,225	209,708
		2,555,343
Electronic equipment, instruments & components: 0.38%
Jabil, Inc.	6,930	799,168
IT services: 0.99%
Accenture PLC Class A	4,416	1,471,146
The accompanying notes are an integral part of these financial statements.
10 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
IT services(continued)
Amdocs Ltd.	3,184	$266,724
EPAM Systems, Inc.†	930	240,117
Snowflake, Inc. Class A†	605	113,546
		2,091,533
Semiconductors & semiconductor equipment: 7.10%
Advanced Micro Devices, Inc.†	4,492	544,251
Analog Devices, Inc.	1,346	246,829
Applied Materials, Inc.	11,054	1,655,668
Broadcom, Inc.	3,150	2,916,050
Enphase Energy, Inc.†	932	94,151
Intel Corp.	2,621	117,159
KLA Corp.	2,355	1,282,580
Lam Research Corp.	722	516,894
Microchip Technology, Inc.	10,242	854,592
NVIDIA Corp.	11,919	5,574,516
QUALCOMM, Inc.	9,124	1,177,452
		14,980,142
Software: 11.78%
Adobe, Inc.†	3,672	2,243,629
AppLovin Corp. Class A†	6,146	230,352
Autodesk, Inc.†	2,401	524,450
Cadence Design Systems, Inc.†	717	195,935
Crowdstrike Holdings, Inc. Class A†	1,447	342,924
Datadog, Inc. Class A†	778	90,691
Dropbox, Inc. Class A†	17,683	498,307
Fortinet, Inc.†	13,473	708,141
Intuit, Inc.	755	431,452
Manhattan Associates, Inc.†	1,135	253,162
Microsoft Corp.	38,743	14,680,110
Nutanix, Inc. Class A†	5,847	251,947
Oracle Corp.	2,884	335,150
Palantir Technologies, Inc. Class A†	5,375	107,769
RingCentral, Inc. Class A†	3,599	102,428
Salesforce, Inc.†	6,814	1,716,447
ServiceNow, Inc.†	1,141	782,429
Synopsys, Inc.†	1,886	1,024,532
Zoom Video Communications, Inc. Class A†	4,870	330,332
		24,850,187
Technology hardware, storage & peripherals: 6.56%
Apple, Inc.	72,915	13,850,204
Materials: 1.88%
Chemicals: 0.81%
Albemarle Corp.	1,490	180,692
CF Industries Holdings, Inc.	10,462	786,219
LyondellBasell Industries NV Class A	1,405	133,616
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Large Cap Portfolio | 11

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Chemicals(continued)
Mosaic Co.	4,739	$170,083
Sherwin-Williams Co.	920	256,496
Westlake Corp.	1,430	183,598
		1,710,704
Containers & packaging: 0.15%
Graphic Packaging Holding Co.	7,204	163,314
Packaging Corp. of America	868	145,833
		309,147
Metals & mining: 0.92%
Cleveland-Cliffs, Inc.†	24,982	428,691
Nucor Corp.	2,701	459,089
Reliance Steel & Aluminum Co.	2,536	698,059
Steel Dynamics, Inc.	3,006	358,105
		1,943,944
Real estate: 2.49%
Hotel & resort REITs: 0.18%
Host Hotels & Resorts, Inc.	21,668	378,540
Industrial REITs : 0.61%
Prologis, Inc.	11,143	1,280,665
Residential REITs : 0.28%
AvalonBay Communities, Inc.	1,002	173,286
Equity Residential	7,242	411,635
		584,921
Retail REITs : 0.50%
NNN REIT, Inc.	5,997	243,598
Simon Property Group, Inc.	6,564	819,778
		1,063,376
Specialized REITs : 0.92%
CubeSmart	8,354	332,155
Extra Space Storage, Inc.	3,202	416,804
Public Storage	2,552	660,356
VICI Properties, Inc.	17,686	528,635
		1,937,950
Utilities: 1.71%
Electric utilities: 0.77%
American Electric Power Co., Inc.	9,756	776,090
Evergy, Inc.	4,625	236,060
NextEra Energy, Inc.	4,746	277,688
PPL Corp.	12,890	336,687
		1,626,525
The accompanying notes are an integral part of these financial statements.
12 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Gas utilities: 0.15%
National Fuel Gas Co.	6,104	$310,022
Independent power and renewable electricity producers: 0.33%
Brookfield Renewable Corp. Class A	15,855	420,792
Vistra Corp.	7,777	275,383
		696,175
Multi-utilities: 0.46%
Consolidated Edison, Inc.	1,628	146,699
Public Service Enterprise Group, Inc.	13,430	838,435
		985,134
Total common stocks (Cost $132,414,364)		206,709,263

		Yield
Short-term investments: 1.74%
Investment companies: 1.74%
Allspring Government Money Market Fund Select Class♠∞		5.29%	3,682,291	3,682,291
Total short-term investments (Cost $3,682,291)				3,682,291
Total investments in securities (Cost $136,096,655)	99.71%			210,391,554
Other assets and liabilities, net	0.29			601,846
Total net assets	100.00%			$210,993,400

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,921,909	$25,991,672	$(24,231,290)	$0	$0	$3,682,291	3,682,291	$79,252
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	17	12-15-2023	$3,733,000	$3,890,238	$157,238	$0
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Large Cap Portfolio | 13

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $132,414,364)	$206,709,263
Investments in affiliated securities, at value (cost $3,682,291)	3,682,291
Cash	131
Cash at broker segregated for futures contracts	349,800
Receivable for dividends	330,845
Receivable for daily variation margin on open futures contracts	14,875
Prepaid expenses and other assets	1,548
Total assets	211,088,753
Liabilities
Advisory fee payable	42,377
Professional fees payable	21,782
Custody and accounting fees payable	19,853
Interest holder report expenses payable	8,260
Trustees’ fees and expenses payable	814
Accrued expenses and other liabilities	2,267
Total liabilities	95,353
Total net assets	$210,993,400
The accompanying notes are an integral part of these financial statements.
14 | Allspring Disciplined Large Cap Portfolio

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $5,538)	$1,592,075
Income from affiliated securities	79,252
Interest	7,937
Total investment income	1,679,264
Expenses
Advisory fee	266,399
Custody and accounting fees	6,858
Professional fees	27,891
Interest holder report expenses	773
Trustees’ fees and expenses	11,926
Other fees and expenses	4,077
Total expenses	317,924
Net investment income	1,361,340
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	9,879,184
Futures contracts	257,894
Net realized gains on investments	10,137,078
Net change in unrealized gains (losses) on
Unaffiliated securities	9,624,050
Futures contracts	133,050
Net change in unrealized gains (losses) on investments	9,757,100
Net realized and unrealized gains (losses) on investments	19,894,178
Net increase in net assets resulting from operations	$21,255,518
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Large Cap Portfolio | 15

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)	Year ended May 31, 2023
Operations
Net investment income	$1,361,340	$3,354,247
Net realized gains on investments	10,137,078	12,339,615
Net change in unrealized gains (losses) on investments	9,757,100	(14,292,932)
Net increase in net assets resulting from operations	21,255,518	1,400,930
Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,344,714	19,605,714
Withdrawals	(27,904,333)	(73,106,530)
Net decrease in net assets resulting from capital share transactions	(26,559,619)	(53,500,816)
Total decrease in net assets	(5,304,101)	(52,099,886)
Net assets
Beginning of period	216,297,501	268,397,387
End of period	$210,993,400	$216,297,501
The accompanying notes are an integral part of these financial statements.
16 | Allspring Disciplined Large Cap Portfolio

Financial highlights
Financial highlights

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
		2023	2022	2021	2020	2019[1]
Total return[2]	10.29%	1.90%	0.87%	41.79%	11.56%	(2.40)%
Ratios to average net assets (annualized)
Expenses	0.30%	0.32%	0.30%	0.29%	0.29%	0.28%
Net investment income	1.28%	1.47%	1.12%	1.36%	1.82%	1.84%
Supplemental data
Portfolio turnover rate	16%	38%	48%	53%	81%	92%

[1]	For the period from June 12, 2018 (commencement of operations) to May 31, 2019
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Disciplined Large Cap Portfolio | 17

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Disciplined Large Cap Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Portfolio based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
18 | Allspring Disciplined Large Cap Portfolio

Notes to financial statements (unaudited)
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $136,742,623 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$81,149,294
Gross unrealized losses	(7,343,125)
Net unrealized gains	$73,806,169
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$18,467,510	$0	$0	$18,467,510
Consumer discretionary	21,430,983	0	0	21,430,983
Consumer staples	12,533,064	0	0	12,533,064
Energy	8,278,599	0	0	8,278,599
Financials	27,189,822	0	0	27,189,822
Health care	26,708,053	0	0	26,708,053
Industrials	20,147,552	0	0	20,147,552
Information technology	59,126,577	0	0	59,126,577
Materials	3,963,795	0	0	3,963,795
Real estate	5,245,452	0	0	5,245,452
Utilities	3,617,856	0	0	3,617,856
Short-term investments
Investment companies	3,682,291	0	0	3,682,291
	210,391,554	0	0	210,391,554
Futures contracts	157,238	0	0	157,238
Total assets	$210,548,792	$0	$0	$210,548,792
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
Allspring Disciplined Large Cap Portfolio | 19

Notes to financial statements (unaudited)
At November 30, 2023, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $1 billion	0.250%
Next $4 billion	0.225
Over $5 billion	0.200
For the six months ended November 30, 2023, the advisory fee was equivalent to an annual rate of 0.25% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.15% as the average daily net assets of the Portfolio increase.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended November 30, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2023 were $33,939,484 and $60,293,278, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended November 30, 2023, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $3,377,842 in long futures contracts during the six months ended November 30, 2023.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Portfolio under the agreement.
8.
CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future
20 | Allspring Disciplined Large Cap Portfolio

Notes to financial statements (unaudited)
without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
Allspring Disciplined Large Cap Portfolio | 21

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

22 | Allspring Disciplined Large Cap Portfolio

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Disciplined Large Cap Portfolio | 23

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

24 | Allspring Disciplined Large Cap Portfolio

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Disciplined Large Cap Portfolio | 25

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.

Allspring Diversified Large Cap Growth Portfolio
Semi-Annual Report
November 30, 2023

Allspring Diversified Large Cap Growth Portfolio | 1

Performance highlights (unaudited)
Performance highlights
Investment objective	The Portfolio seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	John R. Campbell, CFA, Vince Fioramonti, CFA, Robert Gruendyke, CFA, David Nazaret, CFA†, Thomas C. Ognar, CFA

Average annual total returns (%) as of November 30, 2023

	Inception date	1 year	5 year	10 year
Allspring Diversified Large Cap Growth Portfolio	6-1-1997	18.58	11.42	10.77
Russell 3000® Index[1]	–	12.61	11.77	11.19
Russell 1000® Growth Index[2]	–	26.17	16.36	14.69
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that an investor may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[2]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

†	Mr. Nazaret became a portfolio manager of the Portfolio on June 30, 2023.
CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2 | Allspring Diversified Large Cap Growth Portfolio

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2023[1]
Microsoft Corp.	10.36
Apple, Inc.	5.74
Amazon.com, Inc.	5.07
NVIDIA Corp.	4.21
Alphabet, Inc. Class C	2.72
Meta Platforms, Inc. Class A	2.67
Mastercard, Inc. Class A	2.32
Alphabet, Inc. Class A	2.22
Oracle Corp.	1.98
Copart, Inc.	1.70

[1]	Figures represent the percentage of the Portfolio’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of November 30, 2023[1]

[1]	Figures represent the percentage of the Portfolio’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Diversified Large Cap Growth Portfolio | 3

Portfolio expenses (unaudited)
Portfolio expenses
As an investor of beneficial interest of the Portfolio, you incur ongoing costs, including advisory fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2023 to November 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 6-1-2023	Ending account value 11-30-2023	Expenses paid during the period[1]	Annualized net expense ratio
Actual	$1,000.00	$1,120.10	$3.18	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.03	0.60%

[1]	Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

4 | Allspring Diversified Large Cap Growth Portfolio

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.98%
Communication services: 9.55%
Entertainment: 1.11%
Live Nation Entertainment, Inc.†	4,181	$352,124
Netflix, Inc.†	1,167	553,123
Take-Two Interactive Software, Inc.†	3,093	489,313
		1,394,560
Interactive media & services: 7.61%
Alphabet, Inc. Class A†	20,953	2,776,901
Alphabet, Inc. Class C†	25,426	3,405,050
Meta Platforms, Inc. Class A†	10,209	3,339,874
		9,521,825
Media: 0.83%
Fox Corp. Class A	25,817	762,634
Trade Desk, Inc. Class A†	3,906	275,217
		1,037,851
Consumer discretionary: 15.16%
Broadline retail: 5.37%
Amazon.com, Inc.†	43,467	6,350,094
MercadoLibre, Inc.†	229	371,085
		6,721,179
Hotels, restaurants & leisure: 2.47%
Airbnb, Inc. Class A†	1,124	142,006
Booking Holdings, Inc.†	249	778,299
Chipotle Mexican Grill, Inc.†	206	453,664
Hilton Worldwide Holdings, Inc.	3,171	531,206
Royal Caribbean Cruises Ltd.†	8,975	964,453
Starbucks Corp.	2,296	227,993
		3,097,621
Household durables: 1.43%
Lennar Corp. Class A	7,040	900,557
PulteGroup, Inc.	10,046	888,267
		1,788,824
Specialty retail: 4.25%
AutoZone, Inc.†	327	853,447
Home Depot, Inc.	358	112,230
O’Reilly Automotive, Inc.†	1,330	1,306,566
Ross Stores, Inc.	7,174	935,346
TJX Cos., Inc.	8,049	709,197
Ulta Beauty, Inc.†	3,284	1,398,951
		5,315,737
Textiles, apparel & luxury goods: 1.64%
Deckers Outdoor Corp.†	1,158	768,877
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Large Cap Growth Portfolio | 5

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Textiles, apparel & luxury goods(continued)
lululemon athletica, Inc.†	2,344	$1,047,299
NIKE, Inc. Class B	2,183	240,720
		2,056,896
Consumer staples: 2.04%
Beverages: 0.39%
Celsius Holdings, Inc.†	5,558	275,177
Constellation Brands, Inc. Class A	866	208,264
		483,441
Consumer staples distribution & retail : 0.90%
Costco Wholesale Corp.	1,896	1,123,835
Food products: 0.51%
Archer-Daniels-Midland Co.	8,750	645,138
Personal care products: 0.24%
BellRing Brands, Inc.†	5,689	300,948
Energy: 2.55%
Energy equipment & services: 0.63%
Halliburton Co.	21,267	787,517
Oil, gas & consumable fuels: 1.92%
Chevron Corp.	5,006	718,862
ConocoPhillips	6,992	808,065
EOG Resources, Inc.	7,133	877,858
		2,404,785
Financials: 8.40%
Banks: 2.15%
Citigroup, Inc.	11,254	518,810
Citizens Financial Group, Inc.	15,877	432,966
First Citizens BancShares, Inc. Class A	624	915,963
JPMorgan Chase & Co.	5,261	821,137
		2,688,876
Capital markets: 2.85%
BlackRock, Inc.	397	298,238
Goldman Sachs Group, Inc.	2,186	746,607
Moody’s Corp.	166	60,583
S&P Global, Inc.	3,001	1,247,906
Tradeweb Markets, Inc. Class A	8,039	778,979
Virtu Financial, Inc. Class A	24,040	432,239
		3,564,552
Financial services: 3.03%
Mastercard, Inc. Class A	7,021	2,905,500
Visa, Inc. Class A	3,460	888,113
		3,793,613
The accompanying notes are an integral part of these financial statements.
6 | Allspring Diversified Large Cap Growth Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Insurance: 0.37%
Kinsale Capital Group, Inc.	1,325	$463,883
Health care: 12.11%
Biotechnology: 4.03%
AbbVie, Inc.	4,532	645,312
Amgen, Inc.	3,449	929,988
Argenx SE ADR†	863	388,876
Exact Sciences Corp.†	7,259	464,576
Karuna Therapeutics, Inc.†	839	160,425
Regeneron Pharmaceuticals, Inc.†	1,014	835,343
Sarepta Therapeutics, Inc.†	2,426	197,185
Seagen, Inc.†	769	163,959
United Therapeutics Corp.†	2,886	692,640
Vertex Pharmaceuticals, Inc.†	1,591	564,503
		5,042,807
Health care equipment & supplies: 3.42%
Becton Dickinson & Co.	386	91,166
Boston Scientific Corp.†	21,535	1,203,591
Edwards Lifesciences Corp.†	10,020	678,454
Intuitive Surgical, Inc.†	5,004	1,555,443
Penumbra, Inc.†	703	156,129
Shockwave Medical, Inc.†	1,150	200,733
Stryker Corp.	1,351	400,342
		4,285,858
Health care providers & services: 1.47%
Cencora, Inc.	4,284	871,237
UnitedHealth Group, Inc.	1,764	975,439
		1,846,676
Health care technology: 0.59%
Veeva Systems, Inc. Class A†	4,232	737,680
Pharmaceuticals: 2.60%
Eli Lilly & Co.	3,454	2,041,452
Novo Nordisk AS ADR	5,099	519,282
Pfizer, Inc.	16,958	516,710
Zoetis, Inc.	974	172,077
		3,249,521
Industrials: 6.94%
Aerospace & defense: 0.59%
HEICO Corp.	2,771	473,924
TransDigm Group, Inc.	270	259,975
		733,899
Commercial services & supplies: 1.70%
Copart, Inc.†	42,317	2,125,160
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Large Cap Growth Portfolio | 7

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Construction & engineering: 1.06%
EMCOR Group, Inc.	4,072	$865,381
Quanta Services, Inc.	2,480	467,009
		1,332,390
Electrical equipment: 1.07%
Eaton Corp. PLC	2,164	492,721
nVent Electric PLC	15,921	847,793
		1,340,514
Ground transportation: 1.22%
Uber Technologies, Inc.†	26,967	1,520,399
Machinery: 0.93%
AGCO Corp.	5,976	678,456
Fortive Corp.	6,986	481,894
		1,160,350
Professional services: 0.37%
Verisk Analytics, Inc.	1,930	465,960
Information technology: 37.71%
Communications equipment: 1.65%
Arista Networks, Inc.†	9,424	2,070,547
IT services: 1.00%
EPAM Systems, Inc.†	890	229,789
MongoDB, Inc.†	1,540	640,239
Shopify, Inc. Class A†	5,313	386,893
		1,256,921
Semiconductors & semiconductor equipment: 9.35%
Advanced Micro Devices, Inc.†	6,027	730,231
Allegro MicroSystems, Inc.†	1,152	31,357
Applied Materials, Inc.	5,863	878,160
Broadcom, Inc.	1,329	1,230,154
KLA Corp.	1,662	905,158
Marvell Technology, Inc.	4,694	261,597
Microchip Technology, Inc.	14,491	1,209,129
Monolithic Power Systems, Inc.	951	521,833
NVIDIA Corp.	11,255	5,263,964
ON Semiconductor Corp.†	9,486	676,636
		11,708,219
Software: 19.97%
Adobe, Inc.†	1,891	1,155,420
Cadence Design Systems, Inc.†	5,579	1,524,573
Crowdstrike Holdings, Inc. Class A†	2,215	524,933
Datadog, Inc. Class A†	2,690	313,573
Dynatrace, Inc.†	8,696	465,671
Fair Isaac Corp.†	686	746,094
The accompanying notes are an integral part of these financial statements.
8 | Allspring Diversified Large Cap Growth Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Software(continued)
Intuit, Inc.	812	$464,026
Microsoft Corp.	34,221	12,966,679
Oracle Corp.	21,286	2,473,646
Palo Alto Networks, Inc.†	5,376	1,586,404
Salesforce, Inc.†	1,246	313,867
ServiceNow, Inc.†	1,824	1,250,790
Tyler Technologies, Inc.†	1,099	449,315
Workday, Inc. Class A†	1,624	439,649
Zscaler, Inc.†	1,603	316,641
		24,991,281
Technology hardware, storage & peripherals: 5.74%
Apple, Inc.	37,803	7,180,680
Materials: 2.85%
Chemicals: 1.50%
CF Industries Holdings, Inc.	7,557	567,909
Linde PLC	3,159	1,307,099
		1,875,008
Metals & mining: 1.35%
Nucor Corp.	5,096	866,167
Reliance Steel & Aluminum Co.	3,010	828,533
		1,694,700
Real estate: 1.67%
Real estate management & development: 0.19%
CoStar Group, Inc.†	2,798	232,346
Retail REITs : 0.73%
Simon Property Group, Inc.	7,370	920,439
Specialized REITs : 0.75%
Equinix, Inc.	286	233,093
Weyerhaeuser Co.	22,485	704,905
		937,998
Total common stocks (Cost $65,327,489)		123,900,434

		Yield
Short-term investments: 0.99%
Investment companies: 0.99%
Allspring Government Money Market Fund Select Class♠∞		5.29%	1,236,010	1,236,010
Total short-term investments (Cost $1,236,010)				1,236,010
Total investments in securities (Cost $66,563,499)	99.97%			125,136,444
Other assets and liabilities, net	0.03			40,100
Total net assets	100.00%			$125,176,544

The accompanying notes are an integral part of these financial statements.
Allspring Diversified Large Cap Growth Portfolio | 9

Portfolio of investments—November 30, 2023 (unaudited)

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,071,110	$22,741,993	$(22,577,093)	$0	$0	$1,236,010	1,236,010	$46,853
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Micro E-Mini S&P 500	26	12-15-2023	$576,123	$594,978	$18,855	$0
The accompanying notes are an integral part of these financial statements.
10 | Allspring Diversified Large Cap Growth Portfolio

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $65,327,489)	$123,900,434
Investments in affiliated securities, at value (cost $1,236,010)	1,236,010
Cash	19
Cash at broker segregated for futures contracts	78,400
Receivable for dividends	122,164
Receivable for investments sold	86,258
Receivable for daily variation margin on open futures contracts	2,275
Prepaid expenses and other assets	45
Total assets	125,425,605
Liabilities
Payable for investments purchased	132,486
Advisory fee payable	57,322
Professional fees payable	28,292
Custody and accounting fees payable	23,720
Trustees’ fees and expenses payable	814
Accrued expenses and other liabilities	6,427
Total liabilities	249,061
Total net assets	$125,176,544
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Large Cap Growth Portfolio | 11

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $2,173)	$667,571
Income from affiliated securities	46,853
Interest	1,441
Total investment income	715,865
Expenses
Advisory fee	535,826
Custody and accounting fees	1,855
Professional fees	36,502
Interest holder report expenses	5,858
Trustees’ fees and expenses	11,926
Other fees and expenses	3,215
Total expenses	595,182
Less: Fee waivers and/or expense reimbursements	(100,574)
Net expenses	494,608
Net investment income	221,257
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	21,418,874
Futures contracts	38,651
Net realized gains on investments	21,457,525
Net change in unrealized gains (losses) on
Unaffiliated securities	(3,483,892)
Futures contracts	21,032
Net change in unrealized gains (losses) on investments	(3,462,860)
Net realized and unrealized gains (losses) on investments	17,994,665
Net increase in net assets resulting from operations	$18,215,922
The accompanying notes are an integral part of these financial statements.
12 | Allspring Diversified Large Cap Growth Portfolio

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)	Year ended May 31, 2023
Operations
Net investment income	$221,257	$847,982
Net realized gains on investments	21,457,525	10,643,954
Net change in unrealized gains (losses) on investments	(3,462,860)	(2,004,927)
Net increase in net assets resulting from operations	18,215,922	9,487,009
Capital share transactions
Transactions in investors’ beneficial interests
Contributions	2,620,264	7,312,030
Withdrawals	(69,497,824)	(38,650,437)
Net decrease in net assets resulting from capital share transactions	(66,877,560)	(31,338,407)
Total decrease in net assets	(48,661,638)	(21,851,398)
Net assets
Beginning of period	173,838,182	195,689,580
End of period	$125,176,544	$173,838,182
The accompanying notes are an integral part of these financial statements.
Allspring Diversified Large Cap Growth Portfolio | 13

Financial highlights
Financial highlights

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
		2023	2022	2021	2020	2019
Total return[1]	12.01%	5.37%	(11.89)%	35.78%	16.10%	3.79%
Ratios to average net assets (annualized)
Gross expenses	0.72%	0.73%	0.70%	0.70%	0.71%	0.70%
Net expenses[2]	0.60%	0.60%	0.60%	0.60%	0.62%	0.62%
Net investment income	0.27%	0.47%	0.13%	0.14%	0.46%	0.68%
Supplemental data
Portfolio turnover rate	20%	51%	45%	58%	43%	100%

[1]	Returns for periods of less than one year are not annualized.
[2]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Diversified Large Cap Growth Portfolio

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Diversified Large Cap Growth Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Allspring Diversified Large Cap Growth Portfolio | 15

Notes to financial statements (unaudited)
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Portfolio based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $67,040,447 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$60,943,796
Gross unrealized losses	(2,828,944)
Net unrealized gains	$58,114,852
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
16 | Allspring Diversified Large Cap Growth Portfolio

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$11,954,236	$0	$0	$11,954,236
Consumer discretionary	18,980,257	0	0	18,980,257
Consumer staples	2,553,362	0	0	2,553,362
Energy	3,192,302	0	0	3,192,302
Financials	10,510,924	0	0	10,510,924
Health care	15,162,542	0	0	15,162,542
Industrials	8,678,672	0	0	8,678,672
Information technology	47,207,648	0	0	47,207,648
Materials	3,569,708	0	0	3,569,708
Real estate	2,090,783	0	0	2,090,783
Short-term investments
Investment companies	1,236,010	0	0	1,236,010
	125,136,444	0	0	125,136,444
Futures contracts	18,855	0	0	18,855
Total assets	$125,155,299	$0	$0	$125,155,299
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At November 30, 2023, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.650%
Next $500 million	0.625
Next $1 billion	0.600
Next $2 billion	0.575
Next $4 billion	0.550
Next $4 billion	0.525
Next $4 billion	0.500
Over $16 billion	0.475
For the six months ended November 30, 2023, the advisory fee was equivalent to an annual rate of 0.65% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Allspring Diversified Large Cap Growth Portfolio | 17

Notes to financial statements (unaudited)
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended November 30, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2023 were $31,604,251 and $97,869,409, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended November 30, 2023, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $886,217 in long futures contracts during the six months ended November 30, 2023.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Portfolio under the agreement.
8.
CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
18 | Allspring Diversified Large Cap Growth Portfolio

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Diversified Large Cap Growth Portfolio | 19

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

20 | Allspring Diversified Large Cap Growth Portfolio

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring Diversified Large Cap Growth Portfolio | 21

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

22 | Allspring Diversified Large Cap Growth Portfolio

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.

Allspring Emerging Growth Fund
Semi-Annual Report
November 30, 2023

The views expressed and any forward-looking statements are as of November 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Emerging Growth Fund  | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Emerging Growth Fund for the six-month period that ended November 30, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. The market was focused on the impact of ongoing aggressive central bank rate hikes on persistently high inflation. As inflation finally gradually declined, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had positive overall results, with U.S. stocks leading the way. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 10.17%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.07% while the MSCI EM Index (Net) (USD)3 returned 4.60%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -0.80%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 0.63%, the Bloomberg Municipal Bond Index6 returned 2.29%, and the ICE BofA U.S. High Yield Index7 returned 5.53%.
Affected by high inflation and central bank rate hikes, markets were volatile.
The six-month period began in June with the Federal Reserve’s (Fed’s) first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the Core Consumer Price Index (CPI)8, while continuing to decline, remained stubbornly high in June at 4.8%—well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls continuing to grow in June, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a good month for stocks, while bonds had more muted but positive monthly returns overall. More volatile sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the European Central Bank (ECB), and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Core Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2 | Allspring Emerging Growth Fund

Letter to shareholders (unaudited)
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual CPI1 rose 3.7%. However, the three-month trend for Core CPI stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent—higher-than-targeted inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index2 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily.
October was a tough month for financial markets overall. Key global indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict, and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its November meeting.
1
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring Emerging Growth Fund | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring Emerging Growth Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Allspring Emerging Growth Fund | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser for the affiliated master portfolio*	Allspring Global Investments, LLC
Portfolio managers	Robert Gruendyke, CFA, David Nazaret, CFA, Thomas C. Ognar, CFA

Average annual total returns (%) as of November 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (WEMAX)	3-31-2008	-15.19	2.07	5.15	-10.01	3.29	5.77	1.39	1.27
Class C (WEMCX)	3-31-2008	-11.62	2.54	5.15	-10.62	2.54	5.15	2.14	2.02
Class R6 (WEGRX)[3]	7-31-2018	–	–	–	-9.58	3.75	6.25	0.97	0.85
Administrator Class (WFGDX)	1-31-2007	–	–	–	-9.91	3.36	5.89	1.32	1.20
Institutional Class (WEMIX)	3-31-2008	–	–	–	-9.64	3.66	6.20	1.07	0.90
Russell 3000ｮ Index[4]	–	–	–	–	12.61	11.77	11.19	–	–
Russell 2000ｮ Growth Index[5]	–	–	–	–	-0.83	4.16	6.17	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.27% for Class A, 2.02% for Class C, 0.85% for Class R6, 1.20% for Administrator Class and 0.90% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers)
as stated in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[5]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

*
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Emerging Growth Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2023[1]
SPS Commerce, Inc.	3.41
TransMedics Group, Inc.	3.27
Kinsale Capital Group, Inc.	3.26
CyberArk Software Ltd.	3.15
SPX Technologies, Inc.	2.87
Casella Waste Systems, Inc. Class A	2.71
Five9, Inc.	2.46
BellRing Brands, Inc.	2.43
Applied Industrial Technologies, Inc.	2.22
e.l.f. Beauty, Inc.	2.22

[1]
Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of November 30, 2023[1]

[1]
Figures represent the sector allocation of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. Allocations are subject to change and may have changed since the date specified.

Allspring Emerging Growth Fund  | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2023 to November 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2023	Ending account value 11-30-2023	Expenses paid during the period[1], [2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$958.70	$6.22	1.27%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.41	1.27%
Class C
Actual	$1,000.00	$955.60	$9.88	2.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.90	$10.18	2.02%
Class R6
Actual	$1,000.00	$960.40	$4.17	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	$4.29	0.85%
Administrator Class
Actual	$1,000.00	$958.50	$5.88	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Institutional Class
Actual	$1,000.00	$960.20	$4.41	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.55	0.90%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

8 | Allspring Emerging Growth Fund

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

		Value
Investment companies: 100.11%
Affiliated master portfolio: 100.11%
Allspring Emerging Growth Portfolio		$265,499,139
Total investment companies (Cost $197,863,556)		265,499,139
Total investments in securities (Cost $197,863,556)	100.11%	265,499,139
Other assets and liabilities, net	(0.11)	(303,336)
Total net assets	100.00%	$265,195,803
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Affiliated Income Allocated from affiliated Master Portfolio	Value, end of period
Allspring Emerging Growth Portfolio	89.59%	88.62%	$(10,214,447)	$(806,079)	$207,085	$2,165	$174,819	$265,499,139
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Growth Fund | 9

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $197,863,556)	$265,499,139
Receivable for Fund shares sold	80,528
Receivable from manager	20,712
Prepaid expenses and other assets	100,246
Total assets	265,700,625
Liabilities
Payable for Fund shares redeemed	359,446
Administration fees payable	30,609
Shareholder servicing fee payable	24,697
Trustees’ fees and expenses payable	1,070
Distribution fee payable	449
Accrued expenses and other liabilities	88,551
Total liabilities	504,822
Total net assets	$265,195,803
Net assets consist of
Paid-in capital	$225,696,641
Total distributable earnings	39,499,162
Total net assets	$265,195,803
Computation of net asset value and offering price per share
Net assets–Class A	$110,898,111
Shares outstanding–Class A1	13,267,916
Net asset value per share–Class A	$8.36
Maximum offering price per share – Class A2	$8.87
Net assets–Class C	$752,790
Shares outstanding–Class C1	129,628
Net asset value per share–Class C	$5.81
Net assets–Class R6	$36,958,949
Shares outstanding–Class R6[1]	3,626,882
Net asset value per share–Class R6	$10.19
Net assets–Administrator Class	$13,549,100
Shares outstanding–Administrator Class[1]	1,505,128
Net asset value per share–Administrator Class	$9.00
Net assets–Institutional Class	$103,036,853
Shares outstanding–Institutional Class[1]	10,181,988
Net asset value per share–Institutional Class	$10.12
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Emerging Growth Fund

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends allocated from affiliated Master Portfolio	$207,085
Affiliated income allocated from affiliated Master Portfolio	174,819
Interest allocated from affiliated Master Portfolio	2,165
Expenses allocated from affiliated Master Portfolio	(1,188,267)
Waivers allocated from affiliated Master Portfolio	102
Total investment income	(804,096)
Expenses
Management fee	71,693
Administration fees
Class A	119,037
Class C	896
Class R6	5,420
Administrator Class	9,570
Institutional Class	76,043
Shareholder servicing fees
Class A	147,545
Class C	1,110
Administrator Class	18,376
Distribution fee
Class C	3,329
Custody and accounting fees	2
Professional fees	21,363
Registration fees	26,702
Shareholder report expenses	18,918
Trustees’ fees and expenses	12,021
Other fees and expenses	2,568
Total expenses	534,593
Less: Fee waivers and/or expense reimbursements
Fund-level	(168,755)
Institutional Class	(26,230)
Net expenses	339,608
Net investment loss	(1,143,704)
Realized and unrealized gains (losses) on investments
Net realized losses on investments allocated from affiliated Master Portfolio	(10,214,447)
Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	(806,079)
Net realized and unrealized gains (losses) on investments	(11,020,526)
Net decrease in net assets resulting from operations	$(12,164,230)
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Growth Fund | 11

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)		Year ended May 31, 2023
Operations
Net investment loss		$(1,143,704)		$(2,344,941)
Net realized losses on investments		(10,214,447)		(5,001,838)
Net change in unrealized gains (losses) on investments		(806,079)		1,055,644
Net decrease in net assets resulting from operations		(12,164,230)		(6,291,135)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	94,829	823,136	411,868	3,634,624
Class C	855	5,139	4,232	26,812
Class R6	1,223,067	13,405,121	728,487	8,110,513
Administrator Class	66,445	610,207	169,603	1,635,469
Institutional Class	703,204	7,316,164	1,811,034	19,525,541
		22,159,767		32,932,959
Payment for shares redeemed
Class A	(702,692)	(6,012,175)	(1,671,745)	(14,944,143)
Class C	(28,372)	(166,809)	(127,934)	(770,829)
Class R6	(277,849)	(2,983,533)	(270,345)	(2,758,578)
Administrator Class	(203,278)	(1,893,505)	(372,127)	(3,604,407)
Institutional Class	(2,267,884)	(23,403,142)	(4,697,411)	(50,099,244)
		(34,459,164)		(72,177,201)
Net decrease in net assets resulting from capital share transactions		(12,299,397)		(39,244,242)
Total decrease in net assets		(24,463,627)		(45,535,377)
Net assets
Beginning of period		289,659,430		335,194,807
End of period		$265,195,803		$289,659,430
The accompanying notes are an integral part of these financial statements.
12 | Allspring Emerging Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.72	$8.91	$18.05	$14.71	$13.51	$17.04
Net investment loss	(0.04)[1]	(0.08)[1]	(0.16)[1]	(0.20)[1]	(0.17)	(0.16)[1]
Net realized and unrealized gains (losses) on investments	(0.32)	(0.11)	(3.47)	7.69	2.13	(0.19)
Total from investment operations	(0.36)	(0.19)	(3.63)	7.49	1.96	(0.35)
Distributions to shareholders from
Net realized gains	0.00	0.00	(5.51)	(4.15)	(0.76)	(3.18)
Net asset value, end of period	$8.36	$8.72	$8.91	$18.05	$14.71	$13.51
Total return[2]	(4.13)%	(2.13)%	(29.16)%	53.22%	14.97%	(0.84)%
Ratios to average net assets (annualized)*
Gross expenses	1.39%	1.40%	1.36%	1.35%	1.36%	1.35%
Net expenses	1.27%	1.27%	1.26%	1.27%	1.27%	1.29%
Net investment loss	(1.00)%	(0.95)%	(1.10)%	(1.12)%	(1.08)%	(1.06)%
Supplemental data
Portfolio turnover rate[3]	59%	70%	51%	48%	55%	71%
Net assets, end of period (000s omitted)	$110,898	$121,019	$134,825	$210,838	$148,866	$145,898

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.83%
Year ended May 31, 2023	0.84%
Year ended May 31, 2022	0.82%
Year ended May 31, 2021	0.81%
Year ended May 31, 2020	0.81%
Year ended May 31, 2019	0.81%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Emerging Growth Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$6.08	$6.26	$14.41	$12.40	$11.58	$15.19
Net investment loss	(0.05)[1]	(0.11)[1]	(0.20)[1]	(0.28)[1]	(0.21)[1]	(0.25)[1]
Net realized and unrealized gains (losses) on investments	(0.22)	(0.07)	(2.44)	6.44	1.79	(0.18)
Total from investment operations	(0.27)	(0.18)	(2.64)	6.16	1.58	(0.43)
Distributions to shareholders from
Net realized gains	0.00	0.00	(5.51)	(4.15)	(0.76)	(3.18)
Net asset value, end of period	$5.81	$6.08	$6.26	$14.41	$12.40	$11.58
Total return[2]	(4.44)%	(2.88)%	(29.71)%	52.19%	14.16%	(1.55)%
Ratios to average net assets (annualized)*
Gross expenses	2.14%	2.14%	2.10%	2.10%	2.11%	2.10%
Net expenses	2.02%	2.03%	2.03%	2.03%	2.03%	2.04%
Net investment loss	(1.76)%	(1.70)%	(1.86)%	(1.89)%	(1.84)%	(1.78)%
Supplemental data
Portfolio turnover rate[3]	59%	70%	51%	48%	55%	71%
Net assets, end of period (000s omitted)	$753	$956	$1,758	$2,338	$1,599	$1,761

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.83%
Year ended May 31, 2023	0.84%
Year ended May 31, 2022	0.82%
Year ended May 31, 2021	0.81%
Year ended May 31, 2020	0.81%
Year ended May 31, 2019	0.81%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
14 | Allspring Emerging Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class R6		2023	2022	2021	2020	2019[1]
Net asset value, beginning of period	$10.61	$10.79	$20.64	$16.34	$14.86	$18.70
Net investment loss	(0.03)[2]	(0.06)[2]	(0.10)	(0.14)	(0.10)[2]	(0.07)[2]
Net realized and unrealized gains (losses) on investments	(0.39)	(0.12)	(4.24)	8.59	2.34	(0.59)
Total from investment operations	(0.42)	(0.18)	(4.34)	8.45	2.24	(0.66)
Distributions to shareholders from
Net realized gains	0.00	0.00	(5.51)	(4.15)	(0.76)	(3.18)
Net asset value, end of period	$10.19	$10.61	$10.79	$20.64	$16.34	$14.86
Total return[3]	(3.96)%	(1.67)%	(28.91)%	53.85%	15.51%	(2.35)%
Ratios to average net assets (annualized)*
Gross expenses	0.97%	0.97%	0.94%	0.92%	0.93%	0.92%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment loss	(0.57)%	(0.52)%	(0.68)%	(0.68)%	(0.67)%	(0.51)%
Supplemental data
Portfolio turnover rate[4]	59%	70%	51%	48%	55%	71%
Net assets, end of period (000s omitted)	$36,959	$28,458	$23,999	$21,729	$19,458	$22

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.83%
Year ended May 31, 2023	0.84%
Year ended May 31, 2022	0.83%
Year ended May 31, 2021	0.81%
Year ended May 31, 2020	0.81%
Year ended May 31, 2019[1]	0.81%

[1]	For the period from July 31, 2018 (commencement of class operations) to May 31, 2019.
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Emerging Growth Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.39	$9.58	$18.98	$15.31	$14.02	$17.54
Net investment loss	(0.04)[1]	(0.08)[1]	(0.17)[1]	(0.20)[1]	(0.14)[1]	(0.15)[1]
Net realized and unrealized gains (losses) on investments	(0.35)	(0.11)	(3.72)	8.02	2.19	(0.19)
Total from investment operations	(0.39)	(0.19)	(3.89)	7.82	2.05	(0.34)
Distributions to shareholders from
Net realized gains	0.00	0.00	(5.51)	(4.15)	(0.76)	(3.18)
Net asset value, end of period	$9.00	$9.39	$9.58	$18.98	$15.31	$14.02
Total return[2]	(4.15)%	(1.98)%	(29.09)%	53.31%	15.07%	(0.75)%
Ratios to average net assets (annualized)*
Gross expenses	1.32%	1.32%	1.28%	1.27%	1.28%	1.27%
Net expenses	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment loss	(0.93)%	(0.87)%	(1.04)%	(1.05)%	(1.01)%	(0.94)%
Supplemental data
Portfolio turnover rate[3]	59%	70%	51%	48%	55%	71%
Net assets, end of period (000s omitted)	$13,549	$15,418	$17,676	$28,730	$21,250	$23,549

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.83%
Year ended May 31, 2023	0.84%
Year ended May 31, 2022	0.82%
Year ended May 31, 2021	0.81%
Year ended May 31, 2020	0.81%
Year ended May 31, 2019	0.81%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
16 | Allspring Emerging Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.54	$10.72	$20.55	$16.29	$14.83	$18.30
Net investment loss	(0.03)[1]	(0.06)[1]	(0.14)[1]	(0.15)	(0.11)[1]	(0.13)
Net realized and unrealized gains (losses) on investments	(0.39)	(0.12)	(4.18)	8.56	2.33	(0.16)
Total from investment operations	(0.42)	(0.18)	(4.32)	8.41	2.22	(0.29)
Distributions to shareholders from
Net realized gains	0.00	0.00	(5.51)	(4.15)	(0.76)	(3.18)
Net asset value, end of period	$10.12	$10.54	$10.72	$20.55	$16.29	$14.83
Total return[2]	(3.98)%	(1.68)%	(28.95)%	53.75%	15.40%	(0.42)%
Ratios to average net assets (annualized)*
Gross expenses	1.06%	1.07%	1.02%	1.02%	1.03%	1.02%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment loss	(0.63)%	(0.57)%	(0.75)%	(0.75)%	(0.71)%	(0.67)%
Supplemental data
Portfolio turnover rate[3]	59%	70%	51%	48%	55%	71%
Net assets, end of period (000s omitted)	$103,037	$123,809	$156,936	$648,569	$471,512	$578,073

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.83%
Year ended May 31, 2023	0.84%
Year ended May 31, 2022	0.82%
Year ended May 31, 2021	0.81%
Year ended May 31, 2020	0.81%
Year ended May 31, 2019	0.81%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Emerging Growth Fund | 17

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Emerging Growth Fund (the “Fund”) which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Emerging Growth Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of November 30, 2023, the Fund owned 88.62% of Allspring Emerging Growth Portfolio.  The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2023 are included in this report and should be read in conjunction with the Fund’s financial statements.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
18 | Allspring Emerging Growth Fund

Notes to financial statements (unaudited)
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $128,625,556 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$136,873,583
Gross unrealized losses	(0)
Net unrealized gains	$136,873,583
As of May 31, 2023, the Fund had capital loss carryforwards which consisted of $16,623,151 in short-term capital losses and a qualified late-year ordinary loss of $951,457 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
At November 30, 2023, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Emerging Growth Portfolio	Seek long-term capital appreciation	$265,499,139
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended November 30, 2023, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Prior to June 30, 2023, the class-level administration fee for Class A and Class C was 0.21% of its respective average daily net assets.
Allspring Emerging Growth Fund | 19

Notes to financial statements (unaudited)
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of November 30, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	1.27%
Class C	2.02
Class R6	0.85
Administrator Class	1.20
Institutional Class	0.90
Prior to June 30, 2023, the Fund’s expenses were capped at 1.28% for Class A shares and 2.03% for Class C shares.
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2023, Allspring Funds Distributor received $1,142 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in the affiliated Master Portfolio.  Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio at the end of the period by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2023 were $164,604,072 and $166,609,730, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
Concentration risks result from exposure to a limited number of sectors. Through its investment in the affiliated Master Portfolio which may invest a substantial portion of its assets in any sectors, the Fund may in turn be more affected by changes in that sectors than a fund whose investments are not heavily weighted in any sectors. As of the end of the period, the Master Portfolio concentrated its portfolio in investments related to the information technology sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts
20 | Allspring Emerging Growth Fund

Notes to financial statements (unaudited)
indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Emerging Growth Fund | 21

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.49%
Communication services: 0.55%
Entertainment: 0.29%
Madison Square Garden Entertainment Corp.†	29,024	$878,847
Media: 0.26%
Thryv Holdings, Inc.†	42,858	762,444
Consumer discretionary: 9.63%
Automobile components: 1.01%
Fox Factory Holding Corp.†	11,785	736,680
Modine Manufacturing Co.†	28,900	1,421,880
Visteon Corp.†	7,211	855,730
		3,014,290
Diversified consumer services: 3.67%
Bright Horizons Family Solutions, Inc.†	54,745	4,786,903
Duolingo, Inc.†	22,200	4,712,838
Rover Group, Inc.†	108,000	1,181,520
Udemy, Inc.†	21,600	321,408
		11,002,669
Hotels, restaurants & leisure: 2.57%
Dutch Bros, Inc. Class A†	62,400	1,667,952
First Watch Restaurant Group, Inc.†	171,663	3,103,667
Hilton Grand Vacations, Inc.†	24,916	853,622
Wingstop, Inc.	8,668	2,083,441
		7,708,682
Specialty retail: 2.38%
American Eagle Outfitters, Inc.	45,200	860,156
Boot Barn Holdings, Inc.†	85,430	6,260,310
		7,120,466
Consumer staples: 7.76%
Beverages: 1.85%
Celsius Holdings, Inc.†	44,055	2,181,163
MGP Ingredients, Inc.	20,739	1,772,148
Vita Coco Co., Inc.†	56,000	1,571,360
		5,524,671
Consumer staples distribution & retail : 0.40%
Chefs’ Warehouse, Inc.†	44,995	1,210,366
Food products: 0.86%
Freshpet, Inc.†	21,500	1,525,425
Simply Good Foods Co.†	26,875	1,041,137
		2,566,562
The accompanying notes are an integral part of these financial statements.
22 | Allspring Emerging Growth Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Personal care products: 4.65%
BellRing Brands, Inc.†	137,900	$7,294,910
e.l.f. Beauty, Inc.†	56,203	6,637,012
		13,931,922
Energy: 1.80%
Energy equipment & services: 0.48%
Helmerich & Payne, Inc.	39,400	1,427,462
Oil, gas & consumable fuels: 1.32%
Matador Resources Co.	33,300	1,927,404
Viper Energy, Inc.	66,000	2,034,120
		3,961,524
Financials: 6.97%
Financial services: 0.53%
Flywire Corp.†	68,911	1,605,626
Insurance: 6.44%
Goosehead Insurance, Inc. Class A†	67,123	4,918,773
Kinsale Capital Group, Inc.	27,877	9,759,738
Skyward Specialty Insurance Group, Inc.†	140,900	4,607,430
		19,285,941
Health care: 14.64%
Biotechnology: 3.35%
Apellis Pharmaceuticals, Inc.†	20,749	1,117,748
Immunocore Holdings PLC ADR†	29,793	1,570,985
Krystal Biotech, Inc.†	20,135	2,098,671
Vericel Corp.†	147,329	5,236,073
		10,023,477
Health care equipment & supplies: 7.22%
Glaukos Corp.†	12,800	817,792
Inari Medical, Inc.†	32,076	1,914,616
PROCEPT BioRobotics Corp.†	54,533	2,021,538
RxSight, Inc.†	66,897	2,017,614
Shockwave Medical, Inc.†	11,301	1,972,590
SI-BONE, Inc.†	162,696	3,084,716
TransMedics Group, Inc.†	129,442	9,796,171
		21,625,037
Health care providers & services: 3.41%
Ensign Group, Inc.	14,000	1,498,980
HealthEquity, Inc.†	60,300	4,041,306
RadNet, Inc.†	141,153	4,690,514
		10,230,800
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Growth Portfolio | 23

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Pharmaceuticals: 0.66%
Structure Therapeutics, Inc. ADR†	16,500	$918,885
Tarsus Pharmaceuticals, Inc.†	65,000	1,074,450
		1,993,335
Industrials: 22.53%
Aerospace & defense: 1.33%
AeroVironment, Inc.†	7,000	963,270
Hexcel Corp.	43,443	3,011,034
		3,974,304
Building products: 2.42%
AZEK Co., Inc. Class A†	65,846	2,271,028
Zurn Elkay Water Solutions Corp. Class C	169,086	4,977,892
		7,248,920
Commercial services & supplies: 3.37%
Casella Waste Systems, Inc. Class A†	100,260	8,109,029
Cimpress PLC†	28,269	1,992,682
		10,101,711
Construction & engineering: 2.57%
Comfort Systems USA, Inc.	25,900	5,013,722
Construction Partners, Inc. Class A†	64,113	2,690,182
		7,703,904
Electrical equipment: 1.14%
NEXTracker, Inc. Class A†	24,202	983,569
Shoals Technologies Group, Inc. Class A†	175,761	2,434,290
		3,417,859
Ground transportation: 2.53%
ArcBest Corp.	35,248	4,201,209
Marten Transport Ltd.	129,634	2,443,601
Saia, Inc.†	2,400	936,936
		7,581,746
Machinery: 3.47%
ESCO Technologies, Inc.	17,200	1,805,656
SPX Technologies, Inc.†	100,590	8,581,333
		10,386,989
Professional services: 2.26%
ASGN, Inc.†	33,401	2,980,705
Paycor HCM, Inc.†	179,524	3,807,704
		6,788,409
The accompanying notes are an integral part of these financial statements.
24 | Allspring Emerging Growth Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Trading companies & distributors: 3.44%
Applied Industrial Technologies, Inc.	41,539	$6,649,148
SiteOne Landscape Supply, Inc.†	25,963	3,656,109
		10,305,257
Information technology: 34.23%
Communications equipment: 1.18%
Calix, Inc.†	73,992	2,855,351
Extreme Networks, Inc.†	42,577	687,193
		3,542,544
Electronic equipment, instruments & components: 1.72%
Fabrinet†	10,600	1,716,140
Novanta, Inc.†	23,780	3,434,783
		5,150,923
IT services: 2.33%
Globant SA†	12,600	2,782,080
Wix.com Ltd.†	41,200	4,181,800
		6,963,880
Semiconductors & semiconductor equipment: 6.50%
ACM Research, Inc. Class A†	151,200	2,515,968
Allegro MicroSystems, Inc.†	100,912	2,746,825
Credo Technology Group Holding Ltd.†	56,200	1,006,542
Diodes, Inc.†	60,587	4,024,189
Onto Innovation, Inc.†	11,500	1,621,615
PDF Solutions, Inc.†	22,974	688,990
Silicon Laboratories, Inc.†	19,531	2,057,981
SiTime Corp.†	43,530	4,814,418
		19,476,528
Software: 22.50%
Appfolio, Inc. Class A†	7,100	1,343,675
BILL Holdings, Inc.†	13,900	910,033
Braze, Inc. Class A†	75,336	4,138,960
Clearwater Analytics Holdings, Inc. Class A†	234,830	5,004,227
CyberArk Software Ltd.†	47,333	9,432,047
Descartes Systems Group, Inc.†	29,100	2,358,264
DoubleVerify Holdings, Inc.†	61,900	2,055,080
EngageSmart, Inc.†	57,629	1,314,518
Five9, Inc.†	96,842	7,381,297
JFrog Ltd.†	164,265	4,431,870
PowerSchool Holdings, Inc. Class A†	140,929	3,286,464
Sprinklr, Inc. Class A†	160,158	2,511,277
Sprout Social, Inc. Class A†	89,339	5,083,389
SPS Commerce, Inc.†	59,373	10,228,781
Varonis Systems, Inc.†	97,600	4,088,464
Workiva, Inc.†	40,000	3,846,800
		67,415,146
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Growth Portfolio | 25

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Materials: 1.38%
Metals & mining: 1.38%
ATI, Inc.†	93,864	$4,125,323
Total common stocks (Cost $234,344,662)		298,057,564

		Yield
Short-term investments: 0.95%
Investment companies: 0.95%
Allspring Government Money Market Fund Select Class♠∞		5.29%	2,855,919	2,855,919
Total short-term investments (Cost $2,855,919)				2,855,919
Total investments in securities (Cost $237,200,581)	100.44%			300,913,483
Other assets and liabilities, net	(0.44)			(1,310,046)
Total net assets	100.00%			$299,603,437

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,781,514	$75,068,409	$(81,994,004)	$0	$0	$2,855,919	2,855,919	$195,323
The accompanying notes are an integral part of these financial statements.
26 | Allspring Emerging Growth Portfolio

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $234,344,662)	$298,057,564
Investments in affiliated securities, at value (cost $2,855,919)	2,855,919
Receivable for investments sold	216,923
Receivable for dividends	71,019
Prepaid expenses and other assets	10,103
Total assets	301,211,528
Liabilities
Payable for investments purchased	1,366,183
Advisory fee payable	189,662
Trustees’ fees and expenses payable	814
Accrued expenses and other liabilities	51,432
Total liabilities	1,608,091
Total net assets	$299,603,437
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Growth Portfolio | 27

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends	$232,057
Income from affiliated securities	195,323
Interest	2,420
Total investment income	429,800
Expenses
Advisory fee	1,280,278
Custody and accounting fees	2
Professional fees	28,463
Interest holder report expenses	4,584
Trustees’ fees and expenses	11,926
Other fees and expenses	2,492
Total expenses	1,327,745
Less: Fee waivers and/or expense reimbursements	(115)
Net expenses	1,327,630
Net investment loss	(897,830)
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(11,451,664)
Net change in unrealized gains (losses) on investments	(611,459)
Net realized and unrealized gains (losses) on investments	(12,063,123)
Net decrease in net assets resulting from operations	$(12,960,953)
The accompanying notes are an integral part of these financial statements.
28 | Allspring Emerging Growth Portfolio

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)	Year ended May 31, 2023
Operations
Net investment loss	$(897,830)	$(1,802,249)
Net realized gains (losses) on investments	(11,451,664)	5,257,885
Net change in unrealized gains (losses) on investments	(611,459)	(9,158,116)
Net decrease in net assets resulting from operations	(12,960,953)	(5,702,480)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	16,780,069	16,642,379
Withdrawals	(28,355,514)	(58,772,131)
Net decrease in net assets resulting from capital transactions	(11,575,445)	(42,129,752)
Total decrease in net assets	(24,536,398)	(47,832,232)
Net assets
Beginning of period	324,139,835	371,972,067
End of period	$299,603,437	$324,139,835
The accompanying notes are an integral part of these financial statements.
Allspring Emerging Growth Portfolio | 29

Financial highlights
Financial highlights

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
		2023	2022	2021	2020	2019
Total return[1]	(3.95)%	(1.62)%	(28.85)%	53.94%	15.49%	(0.28)%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.84%	0.82%	0.81%	0.81%	0.81%
Net expenses[2]	0.83%	0.84%	0.82%	0.81%	0.81%	0.81%
Net investment loss	(0.56)%	(0.51)%	(0.67)%	(0.66)%	(0.62)%	(0.57)%
Supplemental data
Portfolio turnover rate	59%	70%	51%	48%	55%	71%

[1]	Returns for periods of less than one year are not annualized.
[2]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these financial statements.
30 | Allspring Emerging Growth Portfolio

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Emerging Growth Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $237,532,999 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$73,157,255
Gross unrealized losses	(9,776,771)
Net unrealized gains	$63,380,484
Allspring Emerging Growth Portfolio | 31

Notes to financial statements (unaudited)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$1,641,291	$0	$0	$1,641,291
Consumer discretionary	28,846,107	0	0	28,846,107
Consumer staples	23,233,521	0	0	23,233,521
Energy	5,388,986	0	0	5,388,986
Financials	20,891,567	0	0	20,891,567
Health care	43,872,649	0	0	43,872,649
Industrials	67,509,099	0	0	67,509,099
Information technology	102,549,021	0	0	102,549,021
Materials	4,125,323	0	0	4,125,323
Short-term investments
Investment companies	2,855,919	0	0	2,855,919
Total assets	$300,913,483	$0	$0	$300,913,483
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At November 30, 2023, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.800%
Next $500 million	0.775
Next $1 billion	0.750
Next $1 billion	0.725
Next $1 billion	0.700
Over $4 billion	0.680
For the six months ended November 30, 2023, the advisory fee was equivalent to an annual rate of 0.80% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned
32 | Allspring Emerging Growth Portfolio

Notes to financial statements (unaudited)
subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended November 30, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2023 were $183,948,895 and $186,262,037, respectively.
6.
BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Portfolio under the agreement.
7.
CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
Allspring Emerging Growth Portfolio | 33

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

34 | Allspring Emerging Growth Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Emerging Growth Fund | 35

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

36 | Allspring Emerging Growth Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Emerging Growth Fund | 37

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-12052023-dvyfbies 01-24
SAR3326 11-23

Allspring Large Company Value Portfolio
Semi-Annual Report
November 30, 2023

Allspring Large Company Value Portfolio | 1

Performance highlights (unaudited)
Performance highlights
Investment objective	The Portfolio seeks long-term capital appreciation.
Adviser	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Ryan Brown, CFA, Harindra de Silva, Ph.D., CFA

Average annual total returns (%) as of November 30, 2023

	Inception date	1 year	5 year	10 year
Allspring Large Company Value Portfolio	6-1-1997	-0.35	8.41	7.65
Russell 3000® Index[1]	–	12.61	11.77	11.19
Russell 1000® Value Index[2]	–	1.36	7.52	8.09
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that an investor may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[2]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2 | Allspring Large Company Value Portfolio

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2023[1]
Berkshire Hathaway, Inc. Class B	4.48
General Electric Co.	2.70
Bristol-Myers Squibb Co.	2.42
Altria Group, Inc.	2.42
Southern Co.	2.41
Prologis, Inc.	2.39
Duke Energy Corp.	2.37
Exxon Mobil Corp.	2.33
General Dynamics Corp.	2.25
Arthur J Gallagher & Co.	2.23

[1]	Figures represent the percentage of the Portfolio’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of November 30, 2023[1]

[1]	Figures represent the percentage of the Portfolio’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Large Company Value Portfolio | 3

Portfolio expenses (unaudited)
Portfolio expenses
As an investor of beneficial interest of the Portfolio, you incur ongoing costs, including advisory fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2023 to November 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 6-1-2023	Ending account value 11-30-2023	Expenses paid during the period[1]	Annualized net expense ratio
Actual	$1,000.00	$1,066.90	$2.07	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.02	0.40%

[1]	Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

4 | Allspring Large Company Value Portfolio

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 96.82%
Communication services: 2.77%
Diversified telecommunication services: 2.10%
AT&T, Inc.	16,591	$274,913
Verizon Communications, Inc.	89,280	3,422,102
		3,697,015
Entertainment: 0.50%
Spotify Technology SA†	4,797	887,973
Interactive media & services: 0.10%
Yelp, Inc.†	3,886	169,857
Wireless telecommunication services: 0.07%
T-Mobile U.S., Inc.	770	115,847
Consumer discretionary: 6.34%
Broadline retail: 0.16%
Coupang, Inc.†	17,896	273,451
Distributors: 1.04%
Genuine Parts Co.	13,814	1,834,223
Hotels, restaurants & leisure: 1.95%
Booking Holdings, Inc.†	221	690,780
Chipotle Mexican Grill, Inc.†	204	449,259
Marriott International, Inc. Class A	778	157,700
Marriott Vacations Worldwide Corp.	9,673	705,162
Royal Caribbean Cruises Ltd.†	3,708	398,462
Starbucks Corp.	10,265	1,019,314
		3,420,677
Household durables: 0.78%
M/I Homes, Inc.†	3,662	386,378
Taylor Morrison Home Corp.†	21,879	986,743
		1,373,121
Leisure products: 0.05%
Polaris, Inc.	1,138	93,851
Specialty retail: 2.36%
ODP Corp.†	12,766	581,491
TJX Cos., Inc.	36,950	3,255,664
Victoria’s Secret & Co.†	11,267	303,646
		4,140,801
Consumer staples: 9.25%
Beverages: 1.36%
Coca-Cola Consolidated, Inc.	3,251	2,387,924
The accompanying notes are an integral part of these financial statements.
Allspring Large Company Value Portfolio | 5

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Consumer staples distribution & retail: 3.23%
Andersons, Inc.	4,314	$215,096
Kroger Co.	2,026	89,691
Target Corp.	25,753	3,446,009
Walmart, Inc.	12,308	1,916,232
		5,667,028
Food products: 1.61%
Archer-Daniels-Midland Co.	14,085	1,038,487
Bunge Global SA	1,304	143,271
Mondelez International, Inc. Class A	23,118	1,642,765
		2,824,523
Household products: 0.60%
Colgate-Palmolive Co.	2,797	220,320
Procter & Gamble Co.	5,375	825,170
		1,045,490
Tobacco: 2.45%
Altria Group, Inc.	101,027	4,247,175
Vector Group Ltd.	5,784	61,947
		4,309,122
Energy: 7.77%
Energy equipment & services: 0.25%
Schlumberger NV	8,331	433,545
Oil, gas & consumable fuels: 7.52%
Chevron Corp.	25,846	3,711,486
CONSOL Energy, Inc.	1,800	192,006
EOG Resources, Inc.	2,791	343,488
Exxon Mobil Corp.	39,850	4,094,189
Kinder Morgan, Inc.	17,320	304,312
Marathon Petroleum Corp.	7,211	1,075,809
ONEOK, Inc.	830	57,146
PBF Energy, Inc. Class A	43,549	1,933,576
Phillips 66	11,635	1,499,635
		13,211,647
Financials: 22.50%
Banks: 4.32%
Bank of America Corp.	70,494	2,149,362
Bank of NT Butterfield & Son Ltd.	11,871	329,183
Citigroup, Inc.	37,051	1,708,051
JPMorgan Chase & Co.	12,937	2,019,207
U.S. Bancorp	35,847	1,366,488
		7,572,291
Capital markets: 3.40%
Affiliated Managers Group, Inc.	8,708	1,180,369
The accompanying notes are an integral part of these financial statements.
6 | Allspring Large Company Value Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Capital markets(continued)
Blackstone, Inc.	3,507	$394,082
CME Group, Inc.	5,136	1,121,497
Coinbase Global, Inc. Class A†	683	85,184
Goldman Sachs Group, Inc.	3,617	1,235,350
Intercontinental Exchange, Inc.	3,410	388,194
Morgan Stanley	5,114	405,745
S&P Global, Inc.	2,546	1,058,703
StoneX Group, Inc.†	1,659	101,415
		5,970,539
Consumer finance: 2.88%
American Express Co.	7,727	1,319,540
Discover Financial Services	22,008	2,046,744
OneMain Holdings, Inc.	3,056	129,269
PROG Holdings, Inc.†	53,244	1,451,431
Synchrony Financial	3,512	113,648
		5,060,632
Financial services: 6.30%
Berkshire Hathaway, Inc. Class B†	21,847	7,864,920
Equitable Holdings, Inc.	17,149	526,303
Jackson Financial, Inc. Class A	9,105	434,582
NCR Atleos Corp.†	1,223	27,163
PayPal Holdings, Inc.†	21,486	1,237,808
Visa, Inc. Class A	3,800	975,384
		11,066,160
Insurance: 5.30%
Aflac, Inc.	17,499	1,447,342
American Financial Group, Inc.	474	54,221
Arthur J Gallagher & Co.	15,741	3,919,509
Progressive Corp.	22,704	3,724,137
Unum Group	3,708	159,444
		9,304,653
Mortgage real estate investment trusts (REITs): 0.30%
Arbor Realty Trust, Inc.	42,397	529,114
Health care: 14.26%
Biotechnology: 1.94%
Acadia Pharmaceuticals, Inc.†	34,815	775,678
Alkermes PLC†	36,275	875,679
Amgen, Inc.	890	239,980
Catalyst Pharmaceuticals, Inc.†	15,770	227,561
Gilead Sciences, Inc.	15,682	1,201,241
Mural Oncology PLC†	3,627	13,093
Regeneron Pharmaceuticals, Inc.†	90	74,143
		3,407,375
The accompanying notes are an integral part of these financial statements.
Allspring Large Company Value Portfolio | 7

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Health care equipment & supplies: 1.53%
CONMED Corp.	1,343	$144,064
Intuitive Surgical, Inc.†	5,847	1,817,482
Medtronic PLC	9,109	722,070
		2,683,616
Health care providers & services: 4.85%
Cigna Group	3,992	1,049,417
CVS Health Corp.	27,355	1,858,772
Elevance Health, Inc.	5,981	2,867,830
Humana, Inc.	5,667	2,747,701
		8,523,720
Life sciences tools & services: 0.29%
Medpace Holdings, Inc.†	1,843	498,937
Pharmaceuticals: 5.65%
Amphastar Pharmaceuticals, Inc.†	3,833	215,874
Bristol-Myers Squibb Co.	86,129	4,253,050
Merck & Co., Inc.	33,291	3,411,662
Pfizer, Inc.	55,285	1,684,534
Viatris, Inc.	39,435	362,013
		9,927,133
Industrials: 13.56%
Aerospace & defense: 4.37%
General Dynamics Corp.	16,032	3,959,423
Lockheed Martin Corp.	1,321	591,504
Northrop Grumman Corp.	4,892	2,324,483
RTX Corp.	9,814	799,645
		7,675,055
Air freight & logistics: 0.31%
FedEx Corp.	2,117	547,943
Building products: 0.32%
Carrier Global Corp.	4,196	218,024
MasterBrand, Inc.†	18,275	245,251
Owens Corning	766	103,854
		567,129
Construction & engineering: 0.12%
Fluor Corp.†	5,382	204,678
Electrical equipment: 0.98%
Emerson Electric Co.	19,359	1,721,015
Industrial conglomerates: 3.39%
3M Co.	12,265	1,215,094
General Electric Co.	38,943	4,743,257
		5,958,351
The accompanying notes are an integral part of these financial statements.
8 | Allspring Large Company Value Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Machinery: 2.11%
CNH Industrial NV	4,006	$43,024
Parker-Hannifin Corp.	2,686	1,163,521
Terex Corp.	50,559	2,502,671
		3,709,216
Passenger airlines: 1.88%
Delta Air Lines, Inc.	46,922	1,732,829
United Airlines Holdings, Inc.†	39,837	1,569,578
		3,302,407
Trading companies & distributors: 0.08%
Herc Holdings, Inc.	1,083	133,924
Information technology: 9.15%
Communications equipment: 0.98%
Cisco Systems, Inc.	35,709	1,727,602
IT services: 0.78%
Accenture PLC Class A	2,393	797,204
Cognizant Technology Solutions Corp. Class A	1,994	140,338
DXC Technology Co.†	18,488	427,627
		1,365,169
Semiconductors & semiconductor equipment: 5.81%
Advanced Micro Devices, Inc.†	2,414	292,480
Amkor Technology, Inc.	49,191	1,385,710
Axcelis Technologies, Inc.†	943	117,196
Diodes, Inc.†	21,583	1,433,543
Intel Corp.	28,047	1,253,701
KLA Corp.	1,839	1,001,556
Lam Research Corp.	748	535,508
Microchip Technology, Inc.	1,595	133,087
NVIDIA Corp.	133	62,204
QUALCOMM, Inc.	28,177	3,636,242
Skyworks Solutions, Inc.	3,563	345,362
		10,196,589
Software: 1.46%
Appfolio, Inc. Class A†	4,900	927,325
Cadence Design Systems, Inc.†	1,408	384,764
LiveRamp Holdings, Inc.†	18,260	605,501
NCR Voyix Corp.†	4,413	69,196
Oracle Corp.	2,890	335,847
Synopsys, Inc.†	460	249,886
		2,572,519
Technology hardware, storage & peripherals: 0.12%
Super Micro Computer, Inc.†	750	205,103
The accompanying notes are an integral part of these financial statements.
Allspring Large Company Value Portfolio | 9

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Materials: 3.84%
Chemicals: 0.76%
Air Products & Chemicals, Inc.	1,231	$333,047
Cabot Corp.	1,541	116,962
Chemours Co.	7,287	199,882
Mosaic Co.	19,205	689,268
		1,339,159
Metals & mining: 3.08%
Alpha Metallurgical Resources, Inc.	733	205,650
Arch Resources, Inc.	3,908	648,572
Commercial Metals Co.	6,719	304,572
Freeport-McMoRan, Inc.	102,888	3,839,780
Newmont Corp.	5,116	205,612
Steel Dynamics, Inc.	1,661	197,875
		5,402,061
Real estate: 2.60%
Hotel & resort REITs: 0.08%
Park Hotels & Resorts, Inc.	9,268	137,444
Industrial REITs : 2.39%
Prologis, Inc.	36,588	4,205,059
Real estate management & development: 0.11%
DigitalBridge Group, Inc.	10,824	186,822
Specialized REITs : 0.02%
Weyerhaeuser Co.	1,125	35,269
Utilities: 4.78%
Electric utilities: 4.78%
Duke Energy Corp.	45,061	4,158,229
Southern Co.	59,609	4,231,047
		8,389,276
Total common stocks (Cost $165,330,415)		170,012,055

		Yield
Short-term investments: 2.80%
Investment companies: 2.80%
Allspring Government Money Market Fund Select Class♠∞		5.29%	4,928,849	4,928,849
Total short-term investments (Cost $4,928,849)				4,928,849
Total investments in securities (Cost $170,259,264)	99.62%			174,940,904
Other assets and liabilities, net	0.38			659,294
Total net assets	100.00%			$175,600,198

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Large Company Value Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,543,508	$14,863,801	$(15,478,460)	$0	$0	$4,928,849	4,928,849	$97,282
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	22	12-15-2023	$4,898,897	$5,034,425	$135,528	$0
The accompanying notes are an integral part of these financial statements.
Allspring Large Company Value Portfolio | 11

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $165,330,415)	$170,012,055
Investments in affiliated securities, at value (cost $4,928,849)	4,928,849
Cash	18,620
Cash at broker segregated for futures contracts	275,000
Receivable for dividends	435,290
Receivable for daily variation margin on open futures contracts	19,250
Prepaid expenses and other assets	3,864
Total assets	175,692,928
Liabilities
Advisory fee payable	47,476
Professional fees payable	22,099
Custody and accounting fees payable	15,693
Interest holder report expenses payable	6,601
Trustees’ fees and expenses payable	814
Accrued expenses and other liabilities	47
Total liabilities	92,730
Total net assets	$175,600,198
The accompanying notes are an integral part of these financial statements.
12 | Allspring Large Company Value Portfolio

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $4,387)	$1,958,246
Income from affiliated securities	97,282
Interest	10,420
Total investment income	2,065,948
Expenses
Advisory fee	308,329
Custody and accounting fees	4,675
Professional fees	25,080
Interest holder report expenses	2,669
Trustees’ fees and expenses	11,926
Other fees and expenses	3,766
Total expenses	356,445
Less: Fee waivers and/or expense reimbursements	(4,519)
Net expenses	351,926
Net investment income	1,714,022
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	3,090,001
Futures contracts	469,330
Net realized gains on investments	3,559,331
Net change in unrealized gains (losses) on
Unaffiliated securities	6,630,360
Futures contracts	(60,588)
Net change in unrealized gains (losses) on investments	6,569,772
Net realized and unrealized gains (losses) on investments	10,129,103
Net increase in net assets resulting from operations	$11,843,125
The accompanying notes are an integral part of these financial statements.
Allspring Large Company Value Portfolio | 13

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)	Year ended May 31, 2023
Operations
Net investment income	$1,714,022	$3,790,038
Net realized gains (losses) on investments	3,559,331	(10,342,832)
Net change in unrealized gains (losses) on investments	6,569,772	(7,175,489)
Net increase (decrease) in net assets resulting from operations	11,843,125	(13,728,283)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	1,374,436	4,277,012
Withdrawals	(14,506,892)	(30,334,525)
Net decrease in net assets resulting from capital transactions	(13,132,456)	(26,057,513)
Total decrease in net assets	(1,289,331)	(39,785,796)
Net assets
Beginning of period	176,889,529	216,675,325
End of period	$175,600,198	$176,889,529
The accompanying notes are an integral part of these financial statements.
14 | Allspring Large Company Value Portfolio

Financial highlights
Financial highlights

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
		2023	2022	2021	2020	2019
Total return[1]	6.69%	(6.63)%	2.39%	51.44%	(0.09)%	(0.94)%
Ratios to average net assets (annualized)
Gross expenses	0.40%	0.43%	0.41%	0.40%	0.39%	0.39%
Net expenses[2]	0.40%	0.40%	0.40%	0.40%	0.39%	0.39%
Net investment income	1.95%	2.00%	1.61%	1.55%	2.05%	2.29%
Supplemental data
Portfolio turnover rate	200%	443%	399%	482%	335%	246%

[1]	Returns for periods of less than one year are not annualized.
[2]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these financial statements.
Allspring Large Company Value Portfolio | 15

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Large Company Value Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
16 | Allspring Large Company Value Portfolio

Notes to financial statements (unaudited)
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Portfolio based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $171,533,648 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$10,834,332
Gross unrealized losses	(7,291,548)
Net unrealized gains	$3,542,784
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Large Company Value Portfolio | 17

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$4,870,692	$0	$0	$4,870,692
Consumer discretionary	11,136,124	0	0	11,136,124
Consumer staples	16,234,087	0	0	16,234,087
Energy	13,645,192	0	0	13,645,192
Financials	39,503,389	0	0	39,503,389
Health care	25,040,781	0	0	25,040,781
Industrials	23,819,718	0	0	23,819,718
Information technology	16,066,982	0	0	16,066,982
Materials	6,741,220	0	0	6,741,220
Real estate	4,564,594	0	0	4,564,594
Utilities	8,389,276	0	0	8,389,276
Short-term investments
Investment companies	4,928,849	0	0	4,928,849
	174,940,904	0	0	174,940,904
Futures contracts	135,528	0	0	135,528
Total assets	$175,076,432	$0	$0	$175,076,432
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At November 30, 2023, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $1 billion	0.350%
Next $4 billion	0.325
Over $5 billion	0.300
For the six months ended November 30, 2023, the advisory fee was equivalent to an annual rate of 0.35% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.25% and declining to 0.15% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
18 | Allspring Large Company Value Portfolio

Notes to financial statements (unaudited)
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended November 30, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2023 were $343,846,142 and $354,109,539, respectively.
6.
DERIVATIVE TRANSACTIONS
During the six months ended November 30, 2023, the Portfolio entered into futures contracts to gain market exposure. The Portfolio had an average notional amount of $4,035,660 in long futures contracts during the six months ended November 30, 2023.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Portfolio under the agreement.
8.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
Allspring Large Company Value Portfolio | 19

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

20 | Allspring Large Company Value Portfolio

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Large Company Value Portfolio | 21

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

22 | Allspring Large Company Value Portfolio

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Large Company Value Portfolio | 23

Other information (unaudited)
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Master Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at a Board meeting held on May 15-17, 2023 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Large Company Value Portfolio (the “Portfolio”): (i) an investment advisory agreement (the “Advisory Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at Board meetings held earlier in 2023, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
The Board noted that it initially approved the Advisory Agreements at a Board meeting held in May 2021, each for a two-year term, in advance of the sale of Wells Fargo Asset Management to Allspring Global Investments Holdings, LLC,† a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Trustees also noted that, while they did not specifically consider the continuation of the Advisory Agreements in 2022 as a result of the two-year term that was approved in 2021, the Trustees received and considered certain information at a Board meeting held in April 2022 that was applicable to the Advisory Agreements, including an overview and financial review of the Allspring Global Investments business, information regarding certain ancillary agreements that were approved by the Board at the April 2022 Board meeting, and comparative data regarding Fund fees and expenses.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Portfolio as part of its consideration of agreements for funds across the complex, but its approvals were made on a portfolio-by-portfolio basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Portfolio by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Portfolio-level administrative services covered by the Advisory Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, and a summary of investments made in the Allspring Global Investments business. The Board also considered information about retention arrangements with respect to key personnel of Allspring Global Investments that were put in place in connection with the Transaction. The Board took into account information about the services that continue to be provided by Wells Fargo & Co. and/or its affiliates (“Wells Fargo”) since the Transaction under a transition services agreement and the anticipated timeline for exiting the transition services agreement. In addition, the Board received and considered information about the full range of services provided to the Portfolio by Allspring Funds Management and its affiliates.
†
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

24 | Allspring Large Company Value Portfolio

Other information (unaudited)
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Portfolio. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plans, and their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Portfolio’s liquidity risk management program. The Board also received and considered information about Allspring Funds Management’s intermediary and vendor oversight program.
Portfolio investment performance and expenses
The Board noted that it had considered the investment performance results for the Portfolio over various time periods ended December 31, 2022 at a meeting held in February 2023. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Portfolio (the “Universe”), and in comparison to the Portfolio’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. At the Meeting, the Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Portfolio was higher than the average investment performance of the Universe for the three-, five- and ten-year periods under review, but lower than the average investment performance of the Universe for the one-year period. The Board also noted that the investment performance of the Portfolio was equal to or higher than the investment performance of its benchmark index, the Russell 1000® Value Index, for the three-, five- and ten-year periods under review, but lower than the investment performance of its benchmark index for the one-year under review. The Board noted the Portfolio’s better long-term performance history.
The Board also received and considered information regarding the fee rates that are payable to Allspring Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Portfolio level, relative to corresponding class-specific expense groups that were determined by Broadridge to be similar to the Portfolio (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year.
The Board took into account the Portfolio’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment advisory and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Portfolio to Allspring Funds Management under the Advisory Agreement (the “Advisory Agreement Rate”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services.
The Board reviewed a comparison of the Advisory Agreement Rate of the Portfolio with those of other funds in the Portfolio’s expense Group at a common asset level. The Board noted that the Portfolio’s Advisory Agreement Rate was equal to the median rate for the Portfolio’s expense Group.
The Board also received and considered information about the portion of the total advisory fee that was retained by Allspring Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Allspring Funds Management and not delegated to or assumed by the Sub-Adviser, and about Allspring Funds Management’s on-going oversight services. Given the affiliation between Allspring Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Allspring Funds Management under the Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Portfolio and other funds in the complex was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses and differences in how Allspring Global Investments calculates its pre-tax profit metric versus the methodology used

Allspring Large Company Value Portfolio | 25

Other information (unaudited)
when Allspring Funds Management was part of Wells Fargo. It was noted that the impact of such differences had only minor impact on the financial results presented. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, and age of fund.
Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments from services provided to the Portfolio to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Allspring Funds Management to experience economies of scale in the provision of management services to the Portfolio, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Portfolio shareholders. The Board noted the existence of breakpoints in the Portfolio’s advisory fee structure, which operate generally to reduce the Portfolio’s expense ratios as the Portfolio grows in size, and the size of the Portfolio in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Allspring Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Allspring Funds Management’s arrangements with respect to the Portfolio, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Portfolio and its shareholders.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Portfolio. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Portfolio and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Portfolio. The Board noted that Allspring Funds Distributor, LLC, an affiliate of Allspring Funds Management, receives distribution-related fees in respect of shares sold or held through it.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser and fees earned in the past by Allspring Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund complex’s securities lending collateral.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

26 | Allspring Large Company Value Portfolio

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.

Allspring Managed Fixed Income Portfolio
Semi-Annual Report
November 30, 2023

Allspring Managed Fixed Income Portfolio | 1

Performance highlights (unaudited)
Performance highlights
Investment objective	The Portfolio seeks consistent fixed-income returns.
Adviser	Allspring Funds Management, LLC
Subadviser	Galliard Capital Management, LLC
Portfolio managers	Andrea Johnson, CFA, Brandon Kanz, CFA

Average annual total returns (%) as of November 30, 2023

	Inception date	1 year	5 year	10 year
Allspring Managed Fixed Income Portfolio	6-1-1997	2.22	1.33	2.16
Bloomberg U.S. Aggregate Bond Index[1]	–	1.18	0.71	1.37
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that an investor may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
Shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.–dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

2 | Allspring Managed Fixed Income Portfolio

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2023[1]
FNMA, 2.50%, 1-1-2052	2.92
U.S. Treasury Bonds, 2.38%, 11-15-2049	1.91
FNMA, 4.50%, 1-1-2051	1.74
FNMA, 4.00%, 8-1-2051	1.56
U.S. Treasury Notes, 4.63%, 11-15-2026	1.46
FNMA, 3.50%, 6-1-2052	1.43
U.S. Treasury Bonds, 1.38%, 11-15-2040	1.21
JP Morgan Chase Commercial Mortgage Securities Trust, 3.80%, 7-15-2047	1.15
U.S. Treasury Bonds, 4.38%, 8-15-2043	1.11
U.S. Treasury Notes, 5.00%, 10-31-2025	0.97

[1]	Figures represent the percentage of the Portfolio’s net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio allocation as of November 30, 2023[1]

38%
Corporate bonds and notes
20%
Agency securities
13%
U.S. Treasury securities
8%
Asset-backed securities
8%
Municipal obligations
7%
Non-agency mortgage-backed securities
6%
Yankee corporate bonds and notes

[1]	Figures represent the percentage of the Portfolio’s long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Managed Fixed Income Portfolio | 3

Portfolio expenses (unaudited)
Portfolio expenses
As an investor of beneficial interest of the Portfolio, you incur ongoing costs, including advisory fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2023 to November 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 6-1-2023	Ending account value 11-30-2023	Expenses paid during the period[1]	Annualized net expense ratio
Actual	$1,000.00	$996.50	$1.95	0.39%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.05	$1.97	0.39%

[1]	Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

4 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 19.79%
FHLMC	2.00%	12-1-2051	$2,308,864	$1,815,504
FHLMC	2.50	12-1-2051	2,749,165	2,241,865
FHLMC	2.50	1-1-2052	3,406,599	2,789,085
FHLMC	3.00	7-1-2046	565,591	493,245
FHLMC	3.00	11-1-2049	1,199,429	1,027,014
FHLMC	3.00	12-1-2049	1,175,191	1,005,884
FHLMC	3.50	4-1-2043	334,850	306,642
FHLMC	3.50	5-1-2044	210,526	192,138
FHLMC	3.50	6-1-2046	143,426	129,324
FHLMC	3.50	2-1-2047	805,035	724,552
FHLMC	3.50	4-1-2047	163,544	147,262
FHLMC	3.50	12-1-2047	624,236	561,744
FHLMC	3.50	3-1-2048	661,175	593,428
FHLMC	3.50	8-1-2049	166,803	148,842
FHLMC	4.00	4-1-2044	244,702	229,382
FHLMC	4.00	8-1-2044	135,979	127,466
FHLMC	4.00	6-1-2048	703,973	654,554
FHLMC	4.50	8-1-2048	1,012,429	966,361
FHLMC	4.50	11-1-2048	2,381,915	2,274,799
FHLMC Structured Pass-Through Certificates Series T-20 Class A6	7.99	9-25-2029	3,562	3,461
FHLMC Structured Pass-Through Certificates Series T-58 Class 4A	7.50	9-25-2043	450,695	452,518
FNMA	1.47	11-1-2029	2,020,000	1,658,686
FNMA	2.00	12-1-2051	2,008,574	1,582,281
FNMA	2.27	4-1-2029	710,000	621,744
FNMA	2.50	8-1-2031	122,430	114,309
FNMA	2.50	2-1-2035	1,170,443	1,068,910
FNMA	2.50	12-1-2051	2,284,901	1,863,259
FNMA	2.50	1-1-2052	12,461,387	10,191,165
FNMA	3.00	12-1-2032	17,109	15,873
FNMA	3.00	7-1-2046	195,420	170,072
FNMA	3.00	4-1-2047	821,449	712,546
FNMA	3.00	12-1-2049	998,813	855,105
FNMA	3.07	2-1-2026	342,024	328,147
FNMA±±	3.28	11-1-2026	1,087,035	1,044,901
FNMA±±	3.33	12-1-2027	764,795	726,107
FNMA	3.35	1-1-2028	258,500	243,365
FNMA	3.50	10-1-2032	239,088	228,571
FNMA	3.50	11-1-2042	234,860	214,642
FNMA	3.50	2-1-2043	50,697	46,360
FNMA	3.50	11-1-2045	531,419	480,654
FNMA	3.50	4-1-2046	65,150	58,766
FNMA	3.50	7-1-2046	173,361	155,943
FNMA	3.50	11-1-2046	236,094	211,788
FNMA	3.50	8-1-2047	1,151,531	1,034,989
FNMA	3.50	6-1-2052	5,591,222	4,971,132
FNMA	4.00	11-1-2040	98,279	93,159
FNMA	4.00	4-1-2041	138,544	131,328
FNMA	4.00	8-1-2046	156,898	146,788
The accompanying notes are an integral part of these financial statements.
Allspring Managed Fixed Income Portfolio | 5

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	4.00%	3-1-2049	$402,089	$372,875
FNMA	4.00	8-1-2051	5,861,219	5,424,657
FNMA	4.00	7-1-2052	1,338,529	1,219,827
FNMA	4.00	7-1-2056	263,086	239,721
FNMA	4.50	8-1-2048	666,421	634,898
FNMA	4.50	1-1-2051	6,344,987	6,052,649
FNMA	4.50	10-1-2052	530,107	500,309
FNMA	4.50	11-1-2052	2,298,914	2,169,555
FNMA	4.50	6-1-2056	658,824	624,519
FNMA	5.00	9-1-2033	47,875	47,973
FNMA	5.00	8-1-2052	799,819	775,899
FNMA	5.00	10-1-2052	2,006,705	1,942,598
FNMA	5.50	2-1-2036	19,883	19,556
FNMA	5.50	10-1-2052	922,160	916,921
FNMA Series 2002-90 Class A2	6.50	11-25-2042	209,317	213,022
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	68,814	70,517
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	616,389	615,039
FNMA Series 2003-W4 Class 3A±±	4.97	10-25-2042	107,850	107,240
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	231,439	229,445
FNMA Series 2004-T3 Class 1A1	6.00	2-25-2044	376,405	370,769
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	56,145	57,819
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	395,959	391,499
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	69,222	70,084
GNMA	7.00	8-15-2027	11,939	12,051
Total agency securities (Cost $78,063,273)				68,935,102
Asset-backed securities: 8.38%
ECMC Group Student Loan Trust Series 2016-1A Class A (30 Day Average U.S. SOFR+1.46%)144A±	6.79	7-26-2066	233,698	233,298
ECMC Group Student Loan Trust Series 2018-2A Class A (30 Day Average U.S. SOFR+0.91%)144A±	6.24	9-25-2068	1,642,289	1,610,045
Fifth Third Auto Trust Series 2023-1 Class A3	5.53	8-15-2028	575,000	577,772
Ford Credit Auto Owner Trust Series 2021-1 Class A144A	1.37	10-17-2033	1,225,000	1,111,306
Ford Credit Auto Owner Trust Series 2023-2 Class A144A	5.28	2-15-2036	1,150,000	1,149,011
Louisiana Local Government Environmental Facilities & CDA Series 2022-ELL Class A3	4.28	2-1-2036	1,365,000	1,275,523
Mississippi Higher Education Assistance Corp. Series 2014-1 Class A1 (30 Day Average U.S. SOFR+0.79%)±	6.12	10-25-2035	174,179	172,148
PFS Financing Corp. Series 2023-C Class A144A	5.52	10-15-2028	1,090,000	1,088,067
PHEAA Student Loan Trust Series 2016-1A Class A (30 Day Average U.S. SOFR+1.26%)144A±	6.59	9-25-2065	468,534	467,977
Rhode Island Student Loan Authority Series 2012-1 Class A1 (30 Day Average U.S. SOFR+1.01%)±	6.33	7-1-2031	905,059	900,328
SBA Small Business Investment Cos. Series 2014-10A Class 1	3.19	3-10-2024	53,242	52,866
SBA Small Business Investment Cos. Series 2014-10B Class 1	3.02	9-10-2024	23,760	23,299
SBA Small Business Investment Cos. Series 2015-10B Class 1	2.83	9-10-2025	52,132	49,976
SBA Small Business Investment Cos. Series 2017-10A Class 1	2.85	3-10-2027	101,755	94,383
SBA Small Business Investment Cos. Series 2018-10B Class 1	3.55	9-10-2028	1,919,678	1,797,670
The accompanying notes are an integral part of these financial statements.
6 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
SBA Small Business Investment Cos. Series 2021-10A Class 1	1.67%	3-10-2031	$538,588	$461,092
SBA Small Business Investment Cos. Series 2021-10B Class 1	1.30	9-10-2031	1,654,290	1,352,448
SBA Small Business Investment Cos. Series 2022-10A Class 1	2.94	3-10-2032	3,468,429	3,064,592
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	6.15	12-17-2068	965,851	943,572
South Carolina Student Loan Corp. Series 2014-1 Class B (30 Day Average U.S. SOFR+1.61%)±	6.94	8-1-2035	500,000	492,286
U.S. Small Business Administration Series 2006-20B Class 1	5.35	2-1-2026	37,255	36,624
U.S. Small Business Administration Series 2006-20H Class 1	5.70	8-1-2026	22,944	22,685
U.S. Small Business Administration Series 2007-20J Class 1	5.57	10-1-2027	74,934	73,729
U.S. Small Business Administration Series 2013-20A Class 1	2.13	1-1-2033	116,460	105,157
U.S. Small Business Administration Series 2013-20J Class 1	3.37	10-1-2033	102,482	95,716
U.S. Small Business Administration Series 2014-20A Class 1	3.46	1-1-2034	120,222	113,018
U.S. Small Business Administration Series 2015-20C Class 1	2.72	3-1-2035	153,177	139,305
U.S. Small Business Administration Series 2015-20E Class 1	2.77	5-1-2035	240,890	220,125
U.S. Small Business Administration Series 2015-20F Class 1	2.98	6-1-2035	176,368	161,293
U.S. Small Business Administration Series 2017-20F Class 1	2.81	6-1-2037	142,288	128,032
U.S. Small Business Administration Series 2018-20E Class 1	3.50	5-1-2038	1,236,901	1,129,503
U.S. Small Business Administration Series 2018-20G Class 1	3.54	7-1-2038	1,596,208	1,463,666
U.S. Small Business Administration Series 2018-20H Class 1	3.58	8-1-2038	2,145,628	1,967,058
U.S. Small Business Administration Series 2018-20K Class 1	3.87	11-1-2038	1,358,870	1,255,133
U.S. Small Business Administration Series 2022-25G Class 1	3.93	7-1-2047	1,848,774	1,695,503
U.S. Small Business Administration Series 2022-25L Class 1	4.71	12-1-2047	1,444,636	1,395,552
U.S. Small Business Administration Series 2023-25A Class 1	4.91	1-1-2048	889,462	866,001
U.S. Small Business Administration Series 2023-25D Class 1	4.48	4-1-2048	1,456,412	1,381,421
Total asset-backed securities (Cost $31,244,520)				29,167,180
Corporate bonds and notes: 36.99%
Basic materials: 1.96%
Chemicals: 1.57%
Albemarle Corp.	5.05	6-1-2032	190,000	175,896
Ashland LLC144A	3.38	9-1-2031	875,000	710,743
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV144A	4.75	6-15-2027	670,000	635,167
Celanese U.S. Holdings LLC	6.17	7-15-2027	840,000	847,402
FMC Corp.	3.20	10-1-2026	1,120,000	1,038,373
HB Fuller Co.	4.25	10-15-2028	375,000	335,854
Ingevity Corp.144A	3.88	11-1-2028	200,000	169,501
PPG Industries, Inc.	2.55	6-15-2030	770,000	647,114
RPM International, Inc.	4.55	3-1-2029	420,000	400,298
Sherwin-Williams Co.	2.95	8-15-2029	450,000	401,808
Sherwin-Williams Co.	3.30	2-1-2025	100,000	97,170
				5,459,326
Mining: 0.39%
Freeport-McMoRan, Inc.	4.13	3-1-2028	840,000	787,097
Newmont Corp.	2.60	7-15-2032	725,000	591,819
				1,378,916
The accompanying notes are an integral part of these financial statements.
Allspring Managed Fixed Income Portfolio | 7

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Communications: 1.96%
Advertising: 0.15%
Lamar Media Corp.	4.88%	1-15-2029	$550,000	$521,125
Internet: 0.09%
VeriSign, Inc.	4.75	7-15-2027	300,000	291,072
Media: 0.48%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	381,000	326,903
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	925,000	880,096
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	4-1-2033	340,000	301,672
Comcast Corp.	4.80	5-15-2033	170,000	165,641
				1,674,312
Telecommunications: 1.24%
AT&T, Inc.	2.25	2-1-2032	460,000	364,573
AT&T, Inc.	2.75	6-1-2031	535,000	449,883
AT&T, Inc.	4.75	5-15-2046	1,280,000	1,084,792
T-Mobile USA, Inc.	2.40	3-15-2029	150,000	130,577
T-Mobile USA, Inc.	3.38	4-15-2029	875,000	793,002
Verizon Communications, Inc.	2.36	3-15-2032	470,000	374,913
Verizon Communications, Inc.	4.81	3-15-2039	1,228,000	1,124,914
				4,322,654
Consumer, cyclical: 2.74%
Apparel: 0.55%
Hanesbrands, Inc.144A	4.88	5-15-2026	1,250,000	1,177,862
William Carter Co.144A	5.63	3-15-2027	185,000	179,406
Wolverine World Wide, Inc.144A	4.00	8-15-2029	700,000	539,357
				1,896,625
Auto manufacturers: 1.44%
Allison Transmission, Inc.144A	4.75	10-1-2027	1,075,000	1,014,006
Daimler Truck Finance North America LLC144A	2.00	12-14-2026	270,000	244,392
Daimler Truck Finance North America LLC144A	2.38	12-14-2028	450,000	388,895
Daimler Truck Finance North America LLC144A	5.40	9-20-2028	240,000	239,323
Ford Motor Credit Co. LLC	4.95	5-28-2027	1,200,000	1,144,741
General Motors Co.	5.60	10-15-2032	500,000	489,098
General Motors Financial Co., Inc.	2.40	10-15-2028	380,000	325,697
General Motors Financial Co., Inc.	4.30	4-6-2029	180,000	167,128
Nissan Motor Acceptance Co. LLC144A	7.05	9-15-2028	650,000	660,665
Volkswagen Group of America Finance LLC144A	4.60	6-8-2029	370,000	349,111
				5,023,056
Entertainment: 0.23%
Warnermedia Holdings, Inc.	4.28	3-15-2032	900,000	793,947
The accompanying notes are an integral part of these financial statements.
8 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housewares: 0.25%
Scotts Miracle-Gro Co.	4.50%	10-15-2029	$120,000	$102,318
Scotts Miracle-Gro Co.	5.25	12-15-2026	800,000	762,185
				864,503
Retail: 0.27%
7-Eleven, Inc.144A	0.95	2-10-2026	220,000	199,943
Foot Locker, Inc.144A	4.00	10-1-2029	400,000	322,888
Lowe’s Cos., Inc.	3.75	4-1-2032	170,000	152,112
Lowe’s Cos., Inc.	5.00	4-15-2033	280,000	273,924
				948,867
Consumer, non-cyclical: 5.84%
Agriculture: 0.03%
Darling Ingredients, Inc.144A	6.00	6-15-2030	95,000	91,721
Commercial services: 2.45%
Duke University	3.20	10-1-2038	1,000,000	788,486
Equifax, Inc.	2.35	9-15-2031	180,000	143,091
Equifax, Inc.	5.10	12-15-2027	140,000	138,604
Gartner, Inc.144A	4.50	7-1-2028	390,000	365,280
Johns Hopkins University Series A	2.81	1-1-2060	180,000	107,012
Massachusetts Institute of Technology	3.96	7-1-2038	500,000	436,717
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	613,662
Northwestern University	3.69	12-1-2038	1,915,000	1,586,047
President & Fellows of Harvard College	3.62	10-1-2037	275,000	231,471
President & Fellows of Harvard College	4.88	10-15-2040	183,000	174,266
President & Fellows of Harvard College	5.63	10-1-2038	330,000	342,772
Service Corp. International	4.63	12-15-2027	450,000	425,812
Service Corp. International	7.50	4-1-2027	345,000	351,729
Trustees of Princeton University	5.70	3-1-2039	1,415,000	1,487,364
University of Notre Dame du Lac Series 2010	4.90	3-1-2041	400,000	378,712
University of Southern California	3.03	10-1-2039	1,250,000	965,788
				8,536,813
Food: 0.34%
General Mills, Inc.	5.50	10-17-2028	430,000	437,021
Ingredion, Inc.	2.90	6-1-2030	880,000	755,808
				1,192,829
Healthcare-products: 1.25%
Agilent Technologies, Inc.	2.75	9-15-2029	600,000	523,429
Baxter International, Inc.	1.92	2-1-2027	260,000	234,001
Baxter International, Inc.	2.27	12-1-2028	1,130,000	976,508
GE HealthCare Technologies, Inc.	5.86	3-15-2030	380,000	387,242
GE HealthCare Technologies, Inc.	5.91	11-22-2032	240,000	244,879
Hologic, Inc.144A	3.25	2-15-2029	505,000	443,416
Hologic, Inc.144A	4.63	2-1-2028	575,000	541,995
Revvity, Inc.	1.90	9-15-2028	490,000	413,631
The accompanying notes are an integral part of these financial statements.
Allspring Managed Fixed Income Portfolio | 9

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-products(continued)
Teleflex, Inc.144A	4.25%	6-1-2028	$500,000	$460,486
Teleflex, Inc.	4.63	11-15-2027	150,000	142,125
				4,367,712
Healthcare-services: 1.04%
Ascension Health Series B	3.11	11-15-2039	250,000	184,483
BayCare Health System, Inc. Series 2020	3.83	11-15-2050	145,000	112,609
Charles River Laboratories International, Inc.144A	4.25	5-1-2028	745,000	690,386
Cleveland Clinic Foundation	4.86	1-1-2114	347,000	294,694
Kaiser Foundation Hospitals Series 2021	2.81	6-1-2041	310,000	214,933
Mayo Clinic Series 2021	3.20	11-15-2061	500,000	320,756
Memorial Sloan-Kettering Cancer Center Series 2015	4.20	7-1-2055	185,000	148,603
Nationwide Children’s Hospital, Inc.	4.56	11-1-2052	145,000	127,243
Northwestern Memorial Healthcare Obligated Group Series 2021	2.63	7-15-2051	355,000	217,018
OhioHealth Corp.	2.83	11-15-2041	250,000	170,370
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	550,000	463,311
Presbyterian Healthcare Services	4.88	8-1-2052	350,000	318,108
Providence St. Joseph Health Obligated Group	5.40	10-1-2033	365,000	357,041
				3,619,555
Household products/wares: 0.12%
Central Garden & Pet Co.	5.13	2-1-2028	460,000	437,412
Pharmaceuticals: 0.61%
Bayer U.S. Finance II LLC144A	4.38	12-15-2028	1,170,000	1,083,807
Bayer U.S. Finance LLC144A	3.38	10-8-2024	240,000	234,497
Becton Dickinson & Co.	4.30	8-22-2032	260,000	241,466
CVS Health Corp.	1.75	8-21-2030	200,000	159,927
CVS Health Corp.	4.30	3-25-2028	285,000	275,715
CVS Health Corp.	5.05	3-25-2048	130,000	113,962
				2,109,374
Energy: 4.10%
Oil & gas: 1.39%
Antero Resources Corp.144A	5.38	3-1-2030	565,000	529,190
Apache Corp.	4.25	1-15-2030	100,000	90,859
Apache Corp.	4.38	10-15-2028	100,000	92,027
BP Capital Markets America, Inc.	4.89	9-11-2033	140,000	136,542
Coterra Energy, Inc.	3.90	5-15-2027	500,000	476,593
HF Sinclair Corp.	4.50	10-1-2030	910,000	820,797
Ovintiv, Inc.	6.25	7-15-2033	775,000	772,581
Patterson-UTI Energy, Inc.	7.15	10-1-2033	530,000	540,789
Permian Resources Operating LLC144A	5.88	7-1-2029	400,000	382,259
Range Resources Corp.144A	4.75	2-15-2030	575,000	524,437
Southwestern Energy Co.	5.38	3-15-2030	320,000	303,412
Sunoco LP/Sunoco Finance Corp.	4.50	4-30-2030	200,000	179,748
				4,849,234
The accompanying notes are an integral part of these financial statements.
10 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas services: 0.21%
Halliburton Co.	2.92%	3-1-2030	$820,000	$718,478
Pipelines: 2.50%
Boardwalk Pipelines LP	3.60	9-1-2032	625,000	530,641
Buckeye Partners LP	3.95	12-1-2026	247,000	232,797
Cheniere Energy Partners LP	4.50	10-1-2029	675,000	629,708
Energy Transfer LP	4.95	5-15-2028	790,000	769,280
Florida Gas Transmission Co. LLC144A	4.35	7-15-2025	1,521,000	1,481,010
Gray Oak Pipeline LLC144A	2.60	10-15-2025	860,000	805,259
Gulfstream Natural Gas System LLC144A	6.19	11-1-2025	210,000	209,575
Magellan Midstream Partners LP	5.00	3-1-2026	170,000	167,770
MPLX LP	4.13	3-1-2027	1,500,000	1,440,927
NuStar Logistics LP	6.00	6-1-2026	600,000	598,014
Plains All American Pipeline LP/PAA Finance Corp.	4.70	6-15-2044	600,000	473,920
Plains All American Pipeline LP/PAA Finance Corp.	4.90	2-15-2045	80,000	64,836
Sabine Pass Liquefaction LLC	4.50	5-15-2030	300,000	283,228
Transcontinental Gas Pipe Line Co. LLC	3.25	5-15-2030	790,000	697,228
Williams Cos., Inc.	4.65	8-15-2032	220,000	206,187
Williams Cos., Inc.	5.65	3-15-2033	130,000	130,435
				8,720,815
Financial: 9.44%
Banks: 6.38%
Bank of America Corp. (U.S. SOFR+0.96%)±	1.73	7-22-2027	1,400,000	1,263,758
Bank of America Corp. (U.S. SOFR+1.21%)±	2.57	10-20-2032	170,000	135,295
Bank of America Corp. (U.S. SOFR+1.37%)±	1.92	10-24-2031	540,000	422,146
Bank of America Corp. (U.S. SOFR+2.16%)±	5.02	7-22-2033	200,000	190,035
Bank of America Corp. (U.S. SOFR 3 Month+1.77%)±	3.71	4-24-2028	1,440,000	1,353,279
Bank of New York Mellon Corp. (U.S. SOFR+1.42%)±	4.29	6-13-2033	260,000	238,258
Bank of New York Mellon Corp. (U.S. SOFR+1.60%)±	6.32	10-25-2029	190,000	197,132
Bank of New York Mellon Corp. (U.S. SOFR+1.76%)±	4.60	7-26-2030	360,000	345,950
Bank of New York Mellon Corp. (U.S. SOFR+1.80%)±	5.80	10-25-2028	50,000	50,838
Citigroup, Inc. (U.S. SOFR+0.77%)±	1.12	1-28-2027	330,000	298,819
Citigroup, Inc. (U.S. SOFR+1.18%)±	2.52	11-3-2032	450,000	356,252
Citigroup, Inc. (U.S. SOFR+1.28%)±	3.07	2-24-2028	340,000	315,195
Citigroup, Inc. (U.S. SOFR+1.35%)±	3.06	1-25-2033	240,000	196,875
Citigroup, Inc. (U.S. SOFR+2.09%)±	4.91	5-24-2033	160,000	150,529
Citigroup, Inc. (U.S. SOFR+2.11%)±	2.57	6-3-2031	370,000	305,509
Citigroup, Inc. (U.S. SOFR 3 Month+1.65%)±	3.67	7-24-2028	900,000	842,847
Citizens Bank NA (U.S. SOFR+2.00%)±	4.58	8-9-2028	300,000	276,757
Fifth Third Bancorp (U.S. SOFR+2.13%)±	4.77	7-28-2030	490,000	458,213
Fifth Third Bancorp (U.S. SOFR+2.19%)±	6.36	10-27-2028	180,000	181,101
Goldman Sachs Group, Inc. (U.S. SOFR+0.91%)±	1.95	10-21-2027	210,000	188,577
Goldman Sachs Group, Inc. (U.S. SOFR+1.11%)±	2.64	2-24-2028	390,000	355,217
Goldman Sachs Group, Inc. (U.S. SOFR+1.85%)±	3.62	3-15-2028	720,000	677,484
Goldman Sachs Group, Inc. (U.S. SOFR 3 Month+1.56%)±	4.22	5-1-2029	570,000	538,095
Huntington Bancshares, Inc. (U.S. SOFR+2.05%)±	5.02	5-17-2033	210,000	191,524
Huntington National Bank	5.65	1-10-2030	250,000	242,370
The accompanying notes are an integral part of these financial statements.
Allspring Managed Fixed Income Portfolio | 11

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
JPMorgan Chase & Co. (U.S. SOFR+1.26%)±	2.96%	1-25-2033	$390,000	$322,221
JPMorgan Chase & Co. (U.S. SOFR+1.89%)±	2.18	6-1-2028	310,000	278,234
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.25%)±	2.58	4-22-2032	110,000	89,905
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.52%)±	4.20	7-23-2029	600,000	570,817
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.59%)±	4.45	12-5-2029	470,000	450,194
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.60%)±	3.78	2-1-2028	1,100,000	1,047,215
KeyBank NA	3.90	4-13-2029	420,000	349,502
KeyCorp	2.25	4-6-2027	690,000	600,172
KeyCorp (U.S. SOFR+2.06%)±	4.79	6-1-2033	410,000	355,160
M&T Bank Corp. (U.S. SOFR+1.85%)±	5.05	1-27-2034	420,000	376,496
Morgan Stanley (U.S. SOFR+0.86%)±	1.51	7-20-2027	300,000	269,354
Morgan Stanley (U.S. SOFR+1.00%)±	2.48	1-21-2028	740,000	674,361
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	480,000	472,023
Morgan Stanley (U.S. SOFR+1.63%)±	5.45	7-20-2029	90,000	89,659
Morgan Stanley (U.S. SOFR+2.08%)±	4.89	7-20-2033	360,000	337,220
PNC Bank NA	4.05	7-26-2028	1,000,000	933,519
PNC Financial Services Group, Inc. (U.S. SOFR+1.93%)±	5.07	1-24-2034	270,000	253,189
PNC Financial Services Group, Inc. (U.S. SOFR+2.14%)±	6.04	10-28-2033	260,000	260,177
Regions Financial Corp.	1.80	8-12-2028	540,000	445,776
State Street Corp. (U.S. SOFR+1.00%)±	2.62	2-7-2033	770,000	623,887
State Street Corp. (U.S. SOFR+1.61%)±	4.42	5-13-2033	90,000	83,466
State Street Corp. (U.S. SOFR+1.73%)±	4.16	8-4-2033	400,000	360,786
Truist Financial Corp. (U.S. SOFR+1.37%)±	4.12	6-6-2028	200,000	188,012
Truist Financial Corp. (U.S. SOFR+2.30%)±	6.12	10-28-2033	180,000	177,586
Truist Financial Corp. (U.S. SOFR 3 Month+1.24%)±	6.64	4-1-2027	400,000	368,277
U.S. Bancorp (U.S. SOFR+1.66%)±	4.55	7-22-2028	320,000	307,670
U.S. Bancorp (U.S. SOFR+2.09%)±	5.85	10-21-2033	160,000	157,434
Wells Fargo & Co. (U.S. SOFR+1.50%)±	3.35	3-2-2033	680,000	569,174
Wells Fargo & Co. (U.S. SOFR+1.51%)±	3.53	3-24-2028	720,000	675,049
Wells Fargo & Co. (U.S. SOFR+2.02%)±	5.39	4-24-2034	210,000	202,040
Wells Fargo & Co. (U.S. SOFR+2.10%)±	4.90	7-25-2033	590,000	551,828
				22,212,458
Diversified financial services: 0.60%
American Express Co. (U.S. SOFR+1.28%)±	5.28	7-27-2029	340,000	338,311
American Express Co. (U.S. SOFR+1.76%)±	4.42	8-3-2033	630,000	585,976
American Express Co. (U.S. SOFR+1.94%)±	6.49	10-30-2031	130,000	136,847
Capital One Financial Corp. (U.S. SOFR+1.79%)±	3.27	3-1-2030	450,000	386,688
Capital One Financial Corp. (U.S. SOFR+2.37%)±	5.27	5-10-2033	290,000	266,154
Charles Schwab Corp. (U.S. SOFR+1.88%)±	6.20	11-17-2029	230,000	233,456
Charles Schwab Corp. (U.S. SOFR+2.21%)±	5.64	5-19-2029	160,000	159,401
				2,106,833
Insurance: 0.58%
Aon Corp./Aon Global Holdings PLC	2.85	5-28-2027	180,000	166,505
Marsh & McLennan Cos., Inc.	2.38	12-15-2031	510,000	415,583
Metropolitan Life Global Funding I144A	5.15	3-28-2033	200,000	195,262
NLV Financial Corp.144A	7.50	8-15-2033	565,000	575,812
The accompanying notes are an integral part of these financial statements.
12 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
Northwestern Mutual Life Insurance Co.144A	3.45%	3-30-2051	$470,000	$316,499
Pacific Life Global Funding II144A	5.50	7-18-2028	360,000	360,696
				2,030,357
REITS: 1.88%
Alexandria Real Estate Equities, Inc.	3.95	1-15-2027	240,000	228,360
Alexandria Real Estate Equities, Inc.	3.95	1-15-2028	380,000	355,977
Boston Properties LP	2.75	10-1-2026	780,000	706,426
CubeSmart LP	2.25	12-15-2028	160,000	136,523
Digital Realty Trust LP	4.45	7-15-2028	510,000	485,934
Extra Space Storage LP	3.90	4-1-2029	400,000	366,945
Healthpeak OP LLC	2.13	12-1-2028	40,000	34,143
Healthpeak OP LLC	2.88	1-15-2031	190,000	156,839
Healthpeak OP LLC	3.50	7-15-2029	560,000	502,410
Host Hotels & Resorts LP	3.88	4-1-2024	265,000	262,625
Kimco Realty OP LLC	2.25	12-1-2031	265,000	205,480
Kimco Realty OP LLC	4.60	2-1-2033	130,000	119,051
Mid-America Apartments LP	4.20	6-15-2028	160,000	152,696
NNN REIT, Inc.	4.30	10-15-2028	370,000	348,450
NNN REIT, Inc.	5.60	10-15-2033	200,000	195,554
UDR, Inc.	3.20	1-15-2030	350,000	307,290
Ventas Realty LP	3.50	2-1-2025	150,000	145,440
Ventas Realty LP	3.85	4-1-2027	1,500,000	1,412,217
Welltower OP LLC	2.05	1-15-2029	190,000	160,915
Welltower OP LLC	2.75	1-15-2032	320,000	259,097
				6,542,372
Industrial: 4.76%
Aerospace/defense: 1.03%
Boeing Co.	2.70	2-1-2027	840,000	775,987
Boeing Co.	5.15	5-1-2030	155,000	153,570
Boeing Co.	5.71	5-1-2040	110,000	108,454
Hexcel Corp.	4.20	2-15-2027	602,000	573,130
L3Harris Technologies, Inc.	5.40	7-31-2033	380,000	378,756
Moog, Inc.144A	4.25	12-15-2027	700,000	649,558
Raytheon Technologies Corp.	2.25	7-1-2030	360,000	299,619
Raytheon Technologies Corp.	2.38	3-15-2032	250,000	200,649
RTX Corp.	6.10	3-15-2034	440,000	461,057
				3,600,780
Building materials: 0.63%
Carrier Global Corp.	2.49	2-15-2027	780,000	714,398
CRH America Finance, Inc.144A	3.95	4-4-2028	210,000	199,188
Fortune Brands Innovations, Inc.	3.25	9-15-2029	460,000	409,550
Lennox International, Inc.	1.70	8-1-2027	530,000	468,119
Martin Marietta Materials, Inc. Series CB	2.50	3-15-2030	280,000	235,050
Masco Corp.	6.50	8-15-2032	150,000	156,212
				2,182,517
The accompanying notes are an integral part of these financial statements.
Allspring Managed Fixed Income Portfolio | 13

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electronics: 0.35%
Amphenol Corp.	2.20%	9-15-2031	$480,000	$388,645
Jabil, Inc.	3.95	1-12-2028	900,000	841,810
				1,230,455
Environmental control: 0.40%
Clean Harbors, Inc.144A	4.88	7-15-2027	325,000	312,996
Clean Harbors, Inc.144A	6.38	2-1-2031	180,000	178,622
Stericycle, Inc.144A	3.88	1-15-2029	1,010,000	890,561
				1,382,179
Hand/machine tools: 0.05%
Stanley Black & Decker, Inc.	4.25	11-15-2028	190,000	180,173
Machinery-construction & mining: 0.18%
Oshkosh Corp.	3.10	3-1-2030	490,000	432,126
Oshkosh Corp.	4.60	5-15-2028	200,000	193,593
				625,719
Machinery-diversified: 0.36%
GrafTech Finance, Inc.144A	4.63	12-15-2028	640,000	429,261
GrafTech Global Enterprises, Inc.144A	9.88	12-15-2028	280,000	219,800
Mueller Water Products, Inc.144A	4.00	6-15-2029	700,000	617,750
				1,266,811
Packaging & containers: 1.19%
Ball Corp.	3.13	9-15-2031	550,000	454,194
Clearwater Paper Corp.144A	4.75	8-15-2028	775,000	691,599
Graphic Packaging International LLC144A	3.50	3-15-2028	275,000	248,886
Graphic Packaging International LLC144A	3.50	3-1-2029	420,000	365,168
Packaging Corp. of America	3.00	12-15-2029	480,000	421,452
Sealed Air Corp./Sealed Air Corp. U.S.144A	6.13	2-1-2028	400,000	395,682
Silgan Holdings, Inc.	4.13	2-1-2028	400,000	368,095
WRKCo, Inc.	3.00	9-15-2024	680,000	664,338
WRKCo, Inc.	3.90	6-1-2028	560,000	523,587
				4,133,001
Transportation: 0.57%
FedEx Corp.	3.90	2-1-2035	280,000	241,835
FedEx Corp.	4.25	5-15-2030	660,000	626,247
Norfolk Southern Corp.	5.05	8-1-2030	190,000	188,902
Norfolk Southern Corp.	5.10	8-1-2118	760,000	635,084
Ryder System, Inc.	2.85	3-1-2027	300,000	276,398
				1,968,466
Technology: 1.42%
Computers: 0.26%
Hewlett Packard Enterprise Co.	4.90	10-15-2025	375,000	371,275
The accompanying notes are an integral part of these financial statements.
14 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Computers(continued)
HP, Inc.	4.00%	4-15-2029	$270,000	$255,162
Seagate HDD Cayman	3.13	7-15-2029	375,000	292,429
				918,866
Semiconductors: 0.32%
Microchip Technology, Inc.	4.25	9-1-2025	375,000	365,608
Micron Technology, Inc.	6.75	11-1-2029	285,000	298,812
ON Semiconductor Corp.144A	3.88	9-1-2028	175,000	158,204
TSMC Arizona Corp.	1.75	10-25-2026	300,000	272,802
				1,095,426
Software: 0.84%
Concentrix Corp.	6.60	8-2-2028	625,000	624,342
Fair Isaac Corp.144A	4.00	6-15-2028	430,000	395,585
Fidelity National Information Services, Inc.	4.70	7-15-2027	185,000	181,897
Fiserv, Inc.	5.45	3-2-2028	110,000	110,907
Oracle Corp.	2.30	3-25-2028	970,000	862,501
Oracle Corp.	6.15	11-9-2029	160,000	167,883
Roper Technologies, Inc.	2.95	9-15-2029	470,000	417,899
Take-Two Interactive Software, Inc.	3.70	4-14-2027	180,000	171,464
				2,932,478
Utilities: 4.77%
Electric: 4.30%
Alabama Power Co.	5.85	11-15-2033	260,000	268,511
American Transmission Systems, Inc.144A	2.65	1-15-2032	380,000	308,100
Black Hills Corp.	4.35	5-1-2033	710,000	623,318
Commonwealth Edison Co. Series 133	3.85	3-15-2052	450,000	337,514
Connecticut Light & Power Co.	5.25	1-15-2053	130,000	123,077
Dominion Energy South Carolina, Inc.	6.25	10-15-2053	230,000	245,268
Dominion Energy South Carolina, Inc. Series A	2.30	12-1-2031	450,000	360,513
DTE Electric Co.	5.40	4-1-2053	200,000	194,389
DTE Electric Securitization Funding II LLC Series A-2	6.09	9-1-2037	590,000	618,936
Duke Energy Carolinas LLC	3.55	3-15-2052	230,000	162,835
Duke Energy Carolinas LLC	6.05	4-15-2038	830,000	857,867
Duke Energy Progress LLC	2.00	8-15-2031	620,000	491,748
Evergy Kansas Central, Inc.	5.70	3-15-2053	180,000	174,622
Evergy Metro, Inc. Series 2020	2.25	6-1-2030	350,000	288,779
Evergy Missouri West, Inc.144A	3.75	3-15-2032	330,000	283,574
Florida Power & Light Co.	5.30	4-1-2053	200,000	194,661
Indianapolis Power & Light Co.144A	5.65	12-1-2032	360,000	361,331
Kentucky Utilities Co. Series KENT	5.45	4-15-2033	310,000	310,039
Louisville Gas & Electric Co. Series LOU	5.45	4-15-2033	310,000	310,937
MidAmerican Energy Co.	5.80	10-15-2036	900,000	920,447
NextEra Energy Capital Holdings, Inc.	1.88	1-15-2027	230,000	207,321
NextEra Energy Operating Partners LP144A	4.25	9-15-2024	6,000	5,715
NextEra Energy Operating Partners LP144A	4.50	9-15-2027	275,000	253,883
Northern States Power Co.	4.50	6-1-2052	210,000	177,804
The accompanying notes are an integral part of these financial statements.
Allspring Managed Fixed Income Portfolio | 15

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Northern States Power Co.	5.35%	11-1-2039	$1,580,000	$1,531,904
Oncor Electric Delivery Co. LLC	2.75	5-15-2030	392,000	339,228
PPL Electric Utilities Corp.	5.25	5-15-2053	220,000	209,317
Public Service Electric & Gas Co. Series D	5.70	12-1-2036	590,000	581,150
Puget Sound Energy, Inc.	5.45	6-1-2053	300,000	287,931
Rochester Gas & Electric Corp.144A	3.10	6-1-2027	1,000,000	926,845
San Diego Gas & Electric Co.	3.00	3-15-2032	490,000	416,650
Sigeco Securitization I LLC Series A2	5.17	5-15-2041	750,000	697,172
Southern California Edison Co. Series 2004-B	6.00	1-15-2034	188,000	195,090
Tucson Electric Power Co.	3.25	5-15-2032	420,000	359,265
Union Electric Co.	5.45	3-15-2053	330,000	316,791
WEC Energy Group, Inc.	2.20	12-15-2028	790,000	682,865
Wisconsin Power & Light Co.	3.95	9-1-2032	370,000	334,846
				14,960,243
Gas: 0.47%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.88	8-20-2026	500,000	488,254
Atmos Energy Corp.	5.90	11-15-2033	240,000	248,933
CenterPoint Energy Resources Corp.	1.75	10-1-2030	330,000	264,074
Sempra Global144A	3.25	1-15-2032	825,000	652,964
				1,654,225
Total corporate bonds and notes (Cost $142,111,141)				128,841,705
Municipal obligations: 7.39%
Alabama: 0.24%
Miscellaneous revenue: 0.24%
Alabama Federal Aid Highway Finance Authority Series B	1.86	9-1-2029	1,000,000	852,145
Arizona: 0.10%
Miscellaneous revenue: 0.10%
City of Yuma Excise Tax Revenue	2.10	7-15-2030	430,000	360,673
California: 1.28%
GO revenue: 1.17%
Campbell Union High School District	2.31	8-1-2035	660,000	492,932
Desert Community College District	2.78	8-1-2035	450,000	355,224
Oxnard Union High School District	1.87	8-1-2030	800,000	659,429
Palomar Community College District	2.32	8-1-2034	500,000	384,886
San Ramon Valley Unified School District	1.91	8-1-2030	740,000	615,447
Solano County Community College District Series B	1.76	8-1-2030	950,000	774,793
State of California	5.75	10-1-2031	750,000	775,990
				4,058,701
Tax revenue: 0.11%
San Jose Redevelopment Agency Successor Agency Series T	3.38	8-1-2034	455,000	392,617
				4,451,318
The accompanying notes are an integral part of these financial statements.
16 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Florida: 0.32%
Housing revenue: 0.07%
Florida Housing Finance Corp. Series 4 (GNMA / FNMA / FHLMC Insured)	5.50%	7-1-2054	$225,000	$223,114
Water & sewer revenue: 0.25%
Florida Water Pollution Control Financing Corp. Clean Water State Revolving Fund Series A	2.60	1-15-2030	1,000,000	879,696
				1,102,810
Georgia: 0.15%
GO revenue: 0.15%
Cherokee County Board of Education	5.87	8-1-2028	500,000	506,322
Idaho: 0.13%
Housing revenue: 0.13%
Idaho Housing & Finance Association Series D-1 (GNMA / FNMA / FHLMC Insured)	6.50	7-1-2053	450,000	467,250
Indiana: 0.36%
Health revenue: 0.29%
Indiana Finance Authority Community Foundation of Northwest Indiana Obligated Group	3.63	3-1-2039	1,235,000	1,019,919
Miscellaneous revenue: 0.07%
Indianapolis Local Public Improvement Bond Bank Series A-2	6.00	1-15-2040	235,000	244,810
				1,264,729
Louisiana: 0.18%
Miscellaneous revenue: 0.07%
Louisiana Local Government Environmental Facilities & CDA Series A	4.48	8-1-2039	250,000	230,004
Tax revenue: 0.11%
State of Louisiana Gasoline & Fuels Tax Revenue Series A	2.80	5-1-2035	500,000	395,927
				625,931
Massachusetts: 0.18%
GO revenue: 0.11%
Commonwealth of Massachusetts Series D	2.66	9-1-2039	489,995	381,848
Water & sewer revenue: 0.07%
Massachusetts Water Resources Authority Series C	2.49	8-1-2034	300,000	236,131
				617,979
Michigan: 0.22%
Health revenue: 0.22%
Michigan Finance Authority Trinity Health Corp. Obligated Group Series T	3.08	12-1-2034	930,000	777,167
The accompanying notes are an integral part of these financial statements.
Allspring Managed Fixed Income Portfolio | 17

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Minnesota: 0.17%
GO revenue: 0.11%
State of Minnesota Series F	1.32%	8-1-2031	$500,000	$387,911
Housing revenue: 0.06%
Minnesota Housing Finance Agency Series U (GNMA / FNMA / FHLMC Insured)%%	6.50	7-1-2054	210,000	216,771
				604,682
Mississippi: 0.30%
GO revenue: 0.30%
State of Mississippi Series E	2.49	10-1-2035	1,350,000	1,037,669
Nebraska: 0.17%
Education revenue: 0.17%
University of Nebraska Facilities Corp. Series A	3.19	10-1-2039	750,000	598,342
New Jersey: 0.09%
Miscellaneous revenue: 0.09%
Hudson County Improvement Authority (AGM Insured)	7.40	12-1-2025	290,000	296,250
New York: 0.20%
GO revenue: 0.20%
State of New York Series B	2.65	2-15-2030	500,000	440,953
State of New York Series C	5.62	3-1-2040	250,000	254,458
				695,411
North Dakota: 0.16%
Housing revenue: 0.16%
North Dakota PFA	2.68	12-1-2035	750,000	570,133
Ohio: 0.38%
GO revenue: 0.06%
State of Ohio Series A	1.88	9-15-2034	300,000	221,279
Health revenue: 0.17%
State of Ohio Cleveland Clinic Health System Obligated Group Series G	3.28	1-1-2042	725,000	579,335
Housing revenue: 0.15%
Ohio Housing Finance Agency Series C%%	6.50	3-1-2054	500,000	514,746
				1,315,360
Oklahoma: 0.64%
Utilities revenue: 0.45%
Oklahoma Development Finance Authority Oklahoma Gas and Electric Co. Series A-2	4.85	2-1-2045	605,000	574,308
Oklahoma Development Finance Authority Public Service Co. of Oklahoma Series A-2	4.62	6-1-2044	1,085,000	1,008,060
				1,582,368
The accompanying notes are an integral part of these financial statements.
18 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.19%
Oklahoma Water Resources Board (Credit Enhancement Reserve Fund Insured)	2.56%	4-1-2031	$770,000	$660,990
				2,243,358
Oregon: 0.32%
GO revenue: 0.15%
State of Oregon Series A	5.90	8-1-2038	500,000	520,623
Tax revenue: 0.17%
State of Oregon Department of Transportation Series B	3.17	11-15-2038	750,000	594,604
				1,115,227
Pennsylvania: 0.18%
Education revenue: 0.18%
University of Pittsburgh-of the Commonwealth System of Higher Education Series A	3.65	9-15-2036	715,000	610,923
South Dakota: 0.15%
Housing revenue: 0.15%
South Dakota Housing Development Authority Series E (GNMA / FNMA / FHLMC Insured)	6.25	5-1-2054	500,000	511,468
Texas: 0.75%
Education revenue: 0.20%
Board of Regents of the University of Texas System Series D	5.13	8-15-2042	150,000	147,768
Permanent University Fund - University of Texas System	5.26	7-1-2039	550,000	541,596
				689,364
GO revenue: 0.21%
Stafford Municipal School District Series B	3.08	8-15-2041	750,000	564,068
State of Texas Series A	2.04	10-1-2032	225,000	179,593
				743,661
Housing revenue: 0.09%
Texas Department of Housing & Community Affairs Series C (GNMA Insured)	6.25	7-1-2053	300,000	305,587
Utilities revenue: 0.25%
Texas Natural Gas Securitization Finance Corp.	5.17	4-1-2041	875,000	861,178
				2,599,790
Vermont: 0.03%
Housing revenue: 0.03%
Vermont Housing Finance Agency	3.80	11-1-2037	110,000	92,626
Virginia: 0.08%
Education revenue: 0.06%
University of Virginia	6.20	9-1-2039	215,000	231,895
The accompanying notes are an integral part of these financial statements.
Allspring Managed Fixed Income Portfolio | 19

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.02%
Virginia Housing Development Authority Commonwealth Mortgage Bonds 2016-A Series A	3.10%	6-25-2041	$68,229	$61,690
				293,585
Washington: 0.30%
GO revenue: 0.20%
King County Public Hospital District No. 2	2.70	12-1-2035	915,000	690,480
Water & sewer revenue: 0.10%
County of King Sewer Revenue Series B	1.86	1-1-2033	450,000	346,546
				1,037,026
West Virginia: 0.11%
Tax revenue: 0.11%
County of Ohio Special District Excise Tax Revenue	8.25	3-1-2035	385,000	393,598
Wisconsin: 0.20%
GO revenue: 0.20%
State of Wisconsin Series 2	2.61	5-1-2032	240,000	200,957
State of Wisconsin Series 4	2.10	5-1-2035	690,000	510,300
				711,257
Total municipal obligations (Cost $29,546,770)				25,753,029
Non-agency mortgage-backed securities: 7.19%
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A (U.S. SOFR 1 Month+1.12%)144A±	6.44	12-15-2037	945,000	939,662
COMM Mortgage Trust Series 2014-CR17 Class A5	3.98	5-10-2047	1,795,000	1,774,696
COMM Mortgage Trust Series 2014-CR21 Class A3	3.53	12-10-2047	2,389,665	2,334,572
COMM Mortgage Trust Series 2014-UBS5 Class ASB	3.55	9-10-2047	76,706	76,197
COMM Mortgage Trust Series 2014-UBS5 Class A4	3.84	9-10-2047	620,000	605,438
DC Commercial Mortgage Trust Series 2023-DC Class A144A	6.31	9-12-2040	1,045,000	1,047,021
GS Mortgage Securities Corp. II Series 2023-SHIP Class A144A±±	4.47	9-10-2038	635,000	608,542
GS Mortgage Securities Trust Series 2014-GC26 Class A5	3.63	11-10-2047	2,565,000	2,488,462
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014- C20 Class A5	3.80	7-15-2047	4,065,000	4,002,933
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022- ACB Class A (30 Day Average U.S. SOFR+1.40%)144A±	6.72	3-15-2039	855,000	840,510
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class A4	4.00	4-15-2047	171,036	169,942
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class A4	3.49	1-15-2048	1,338,000	1,296,301
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	9,594	9,560
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19 Class A4	3.53	12-15-2047	1,790,000	1,736,550
Seasoned Credit Risk Transfer Trust Series 2018-3 Class MA±±	3.50	8-25-2057	2,454,964	2,273,013
Seasoned Credit Risk Transfer Trust Series 2019-3 Class M55D	4.00	10-25-2058	512,087	461,552
Seasoned Credit Risk Transfer Trust Series 2020-2 Class MT	2.00	11-25-2059	865,883	670,929
The accompanying notes are an integral part of these financial statements.
20 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Towd Point Mortgage Trust Series 2018-3 Class A1144A±±	3.75%	5-25-2058	$875,753	$832,989
Towd Point Mortgage Trust Series 2019-4 Class A1144A±±	2.90	10-25-2059	1,104,081	1,018,902
WFRBS Commercial Mortgage Trust Series 2014-C20 Class A5	4.00	5-15-2047	1,876,047	1,848,150
Total non-agency mortgage-backed securities (Cost $26,048,460)				25,035,921
U.S. Treasury securities: 12.74%
U.S. Treasury Bonds	1.38	11-15-2040	6,905,000	4,226,885
U.S. Treasury Bonds	1.88	2-15-2041	1,460,000	971,870
U.S. Treasury Bonds	1.88	2-15-2051	944,000	548,884
U.S. Treasury Bonds	2.00	8-15-2051	2,140,000	1,281,827
U.S. Treasury Bonds	2.25	2-15-2052	1,785,000	1,137,240
U.S. Treasury Bonds	2.38	2-15-2042	2,855,000	2,033,518
U.S. Treasury Bonds	2.38	11-15-2049	10,063,000	6,653,373
U.S. Treasury Bonds	2.38	5-15-2051	1,185,000	778,489
U.S. Treasury Bonds	2.88	5-15-2052	2,968,000	2,179,741
U.S. Treasury Bonds	3.00	8-15-2052	789,000	595,264
U.S. Treasury Bonds	3.63	2-15-2053	1,925,000	1,642,491
U.S. Treasury Bonds	3.63	5-15-2053	1,665,000	1,421,234
U.S. Treasury Bonds	3.88	2-15-2043	1,892,000	1,687,649
U.S. Treasury Bonds	3.88	5-15-2043	2,805,000	2,499,956
U.S. Treasury Bonds	4.13	8-15-2053	564,000	527,428
U.S. Treasury Bonds	4.38	8-15-2043	4,050,000	3,870,914
U.S. Treasury Bonds	4.75	11-15-2043	2,375,000	2,392,812
U.S. Treasury Notes	4.13	6-15-2026	1,445,000	1,430,719
U.S. Treasury Notes	4.63	11-15-2026	5,075,000	5,096,807
U.S. Treasury Notes	5.00	10-31-2025	3,375,000	3,390,293
Total U.S. Treasury securities (Cost $56,598,713)				44,367,394
Yankee corporate bonds and notes: 6.01%
Basic materials: 0.60%
Chemicals: 0.10%
Nutrien Ltd.	2.95	5-13-2030	180,000	155,602
Nutrien Ltd.	4.90	3-27-2028	190,000	187,655
				343,257
Mining: 0.50%
Anglo American Capital PLC144A	4.75	4-10-2027	1,000,000	972,506
South32 Treasury Ltd.144A	4.35	4-14-2032	900,000	777,146
				1,749,652
Consumer, non-cyclical: 0.39%
Commercial services: 0.14%
Experian Finance PLC144A	4.25	2-1-2029	510,000	487,459
Pharmaceuticals: 0.25%
Teva Pharmaceutical Finance Netherlands III BV	3.15	10-1-2026	975,000	888,187
The accompanying notes are an integral part of these financial statements.
Allspring Managed Fixed Income Portfolio | 21

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 0.34%
Oil & gas: 0.20%
Petroleos Mexicanos	2.29%	2-15-2024	$13,750	$13,654
Petroleos Mexicanos	2.83	2-15-2024	28,750	28,580
Petroleos Mexicanos	6.38	1-23-2045	1,080,000	653,403
				695,637
Pipelines: 0.14%
Enbridge, Inc.	6.20	11-15-2030	460,000	478,203
Financial: 3.64%
Banks: 3.64%
Bank of Montreal	5.72	9-25-2028	460,000	465,496
Bank of Montreal Series H	4.70	9-14-2027	110,000	107,779
Bank of Nova Scotia	1.30	9-15-2026	1,040,000	931,436
BNP Paribas SA144A	4.40	8-14-2028	520,000	493,676
BNP Paribas SA (U.S. SOFR+1.87%)144A±%%	5.89	12-5-2034	500,000	500,707
BPCE SA144A	4.75	7-19-2027	420,000	405,065
Cooperatieve Rabobank UA (1 Year Treasury Constant Maturity+0.73%)144A±	1.98	12-15-2027	1,060,000	945,562
Cooperatieve Rabobank UA (1 Year Treasury Constant Maturity+1.00%)144A±	1.34	6-24-2026	530,000	494,012
Credit Suisse Group AG (3 Month LIBOR+1.41%)144A±	3.87	1-12-2029	1,500,000	1,381,109
HSBC Holdings PLC (U.S. SOFR+1.41%)±	2.87	11-22-2032	270,000	215,229
HSBC Holdings PLC (U.S. SOFR 3 Month+1.80%)±	4.58	6-19-2029	1,500,000	1,427,905
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.75%)±	1.54	7-20-2027	1,050,000	945,113
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.83%)±	2.34	1-19-2028	300,000	272,027
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.97%)±	2.49	10-13-2032	260,000	209,075
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+2.13%)±	5.13	7-20-2033	250,000	243,979
Royal Bank of Canada	1.40	11-2-2026	830,000	745,431
Royal Bank of Canada	4.24	8-3-2027	200,000	193,818
Sumitomo Mitsui Financial Group, Inc.	1.90	9-17-2028	660,000	564,324
Sumitomo Mitsui Financial Group, Inc.	2.17	1-14-2027	200,000	180,841
Sumitomo Mitsui Financial Group, Inc.	5.72	9-14-2028	290,000	293,732
Toronto-Dominion Bank	3.20	3-10-2032	410,000	345,980
Toronto-Dominion Bank	4.46	6-8-2032	230,000	213,648
UBS Group AG144A	4.25	3-23-2028	750,000	705,461
UBS Group AG (1 Year Treasury Constant Maturity+1.10%)144A±	2.75	2-11-2033	200,000	156,001
UBS Group AG (1 Year Treasury Constant Maturity+2.40%)144A±	4.99	8-5-2033	250,000	230,090
				12,667,496
Industrial: 0.56%
Aerospace/defense: 0.18%
Embraer Netherlands Finance BV144A	7.00	7-28-2030	600,000	615,221
The accompanying notes are an integral part of these financial statements.
22 | Allspring Managed Fixed Income Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Building materials: 0.14%
Masonite International Corp.144A	5.38%	2-1-2028	$510,000	$484,500
Electronics: 0.24%
Sensata Technologies BV144A	4.00	4-15-2029	935,000	839,178
Technology: 0.48%
Semiconductors: 0.23%
NXP BV/NXP Funding LLC/NXP USA, Inc.	2.65	2-15-2032	870,000	701,420
NXP BV/NXP Funding LLC/NXP USA, Inc.	5.00	1-15-2033	110,000	105,027
				806,447
Software: 0.25%
Open Text Corp.144A	3.88	2-15-2028	350,000	318,538
Open Text Corp.144A	6.90	12-1-2027	550,000	565,330
				883,868
Total yankee corporate bonds and notes (Cost $22,854,413)				20,939,105

		Yield	Shares
Short-term investments: 0.83%
Investment companies: 0.83%
Allspring Government Money Market Fund Select Class♠∞##		5.29	2,884,376	2,884,376
Total short-term investments (Cost $2,884,376)				2,884,376
Total investments in securities (Cost $389,351,666)	99.32%			345,923,812
Other assets and liabilities, net	0.68			2,372,461
Total net assets	100.00%			$348,296,273

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
AGM	Assured Guaranty Municipal
CDA	Community Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LIBOR	London Interbank Offered Rate
PFA	Public Finance Authority
REIT	Real estate investment trust
SBA	Small Business Authority
SOFR	Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.
Allspring Managed Fixed Income Portfolio | 23

Portfolio of investments—November 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,306,168	$50,327,728	$(50,749,520)	$0	$0	$2,884,376	2,884,376	$100,706
The accompanying notes are an integral part of these financial statements.
24 | Allspring Managed Fixed Income Portfolio

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $386,467,290)	$343,039,436
Investments in affiliated securities, at value (cost $2,884,376)	2,884,376
Cash	116
Receivable for interest	2,901,197
Receivable for investments sold	855,085
Prepaid expenses and other assets	966
Total assets	349,681,176
Liabilities
Payable for when-issued transactions	1,230,388
Advisory fee payable	95,472
Trustees’ fees and expenses payable	814
Accrued expenses and other liabilities	58,229
Total liabilities	1,384,903
Total net assets	$348,296,273
The accompanying notes are an integral part of these financial statements.
Allspring Managed Fixed Income Portfolio | 25

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $120)	$6,968,454
Income from affiliated securities	100,706
Total investment income	7,069,160
Expenses
Advisory fee	698,556
Custody and accounting fees	11,214
Professional fees	39,594
Interest holder report expenses	1,693
Trustees’ fees and expenses	11,926
Other fees and expenses	8,431
Total expenses	771,414
Less: Fee waivers and/or expense reimbursements	(92,417)
Net expenses	678,997
Net investment income	6,390,163
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(4,119,718)
Net change in unrealized gains (losses) on investments	(3,982,933)
Net realized and unrealized gains (losses) on investments	(8,102,651)
Net decrease in net assets resulting from operations	$(1,712,488)
The accompanying notes are an integral part of these financial statements.
26 | Allspring Managed Fixed Income Portfolio

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)	Year ended May 31, 2023
Operations
Net investment income	$6,390,163	$12,409,183
Net realized losses on investments	(4,119,718)	(7,265,124)
Net change in unrealized gains (losses) on investments	(3,982,933)	(12,064,983)
Net decrease in net assets resulting from operations	(1,712,488)	(6,920,924)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	19,901,751	15,013,309
Withdrawals	(27,596,232)	(68,274,062)
Net decrease in net assets resulting from capital transactions	(7,694,481)	(53,260,753)
Total decrease in net assets	(9,406,969)	(60,181,677)
Net assets
Beginning of period	357,703,242	417,884,919
End of period	$348,296,273	$357,703,242
The accompanying notes are an integral part of these financial statements.
Allspring Managed Fixed Income Portfolio | 27

Financial highlights
Financial highlights

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
		2023	2022	2021	2020	2019
Total return[1]	(0.35)%	(1.46)%	(8.13)%	2.52%	7.51%	7.22%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.45%	0.44%	0.44%	0.42%	0.41%
Net expenses[2]	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	3.66%	3.30%	2.52%	2.49%	3.10%	3.24%
Supplemental data
Portfolio turnover rate	15%	37%	74%	31%	40%	232%

[1]	Returns for periods of less than one year are not annualized.
[2]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these financial statements.
28 | Allspring Managed Fixed Income Portfolio

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Managed Fixed Income Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis.  Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.  To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased.  If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Interest income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring Managed Fixed Income Portfolio | 29

Notes to financial statements (unaudited)
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $389,350,420 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$863,882
Gross unrealized losses	(44,290,490)
Net unrealized losses	$(43,426,608)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$68,935,102	$0	$68,935,102
Asset-backed securities	0	29,167,180	0	29,167,180
Corporate bonds and notes	0	128,841,705	0	128,841,705
Municipal obligations	0	25,753,029	0	25,753,029
Non-agency mortgage-backed securities	0	25,035,921	0	25,035,921
U.S. Treasury securities	44,367,394	0	0	44,367,394
Yankee corporate bonds and notes	0	20,939,105	0	20,939,105
Short-term investments
Investment companies	2,884,376	0	0	2,884,376
Total assets	$47,251,770	$298,672,042	$0	$345,923,812
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At November 30, 2023, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.300
Over $10 billion	0.290
30 | Allspring Managed Fixed Income Portfolio

Notes to financial statements (unaudited)
For the six months ended November 30, 2023, the advisory fee was equivalent to an annual rate of 0.40% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Galliard Capital Management, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended November 30, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2023 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$33,516,339	$27,539,197	$14,194,301	$37,093,590
6.
BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Portfolio under the agreement.
7.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
Allspring Managed Fixed Income Portfolio | 31

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

32 | Allspring Managed Fixed Income Portfolio

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Managed Fixed Income Portfolio | 33

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

34 | Allspring Managed Fixed Income Portfolio

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Managed Fixed Income Portfolio | 35

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Portfolio’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the interest holders of the Portfolio. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Portfolio’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.

Allspring Real Return Fund
Semi-Annual Report
November 30, 2023

The views expressed and any forward-looking statements are as of November 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Real Return Fund  | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Real Return Fund for the six-month period that ended November 30, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. The market was focused on the impact of ongoing aggressive central bank rate hikes on persistently high inflation. As inflation finally gradually declined, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had positive overall results, with U.S. stocks leading the way. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 10.17%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.07% while the MSCI EM Index (Net) (USD)3 returned 4.60%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -0.80%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 0.63%, the Bloomberg Municipal Bond Index6 returned 2.29%, and the ICE BofA U.S. High Yield Index7 returned 5.53%.
Affected by high inflation and central bank rate hikes, markets were volatile.
The six-month period began in June with the Federal Reserve’s (Fed’s) first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the Core Consumer Price Index (CPI)8, while continuing to decline, remained stubbornly high in June at 4.8%—well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls continuing to grow in June, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a good month for stocks, while bonds had more muted but positive monthly returns overall. More volatile sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the European Central Bank (ECB), and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Core Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2 | Allspring Real Return Fund

Letter to shareholders (unaudited)
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual CPI1 rose 3.7%. However, the three-month trend for Core CPI stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent—higher-than-targeted inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index2 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily.
October was a tough month for financial markets overall. Key global indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict, and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its November meeting.
1
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring Real Return Fund | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring Real Return Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Allspring Real Return Fund | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks returns that exceed the rate of inflation over the long-term.
Manager	Allspring Funds Management, LLC
Subadvisers for the affiliated master portfolio*	Allspring Global Investments, LLC Allspring Global Investments (UK) Limited†
Portfolio managers	Kandarp R. Acharya, CFA, FRM††, Rushabh Amin†††, Petros N. Bocray, CFA, FRM, Travis L. Keshemberg, CFA, CIPM, FRM, Matthias Scheiber, CFA†††

Average annual total returns (%) as of November 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (IPBAX)	2-28-2003	-3.79	2.06	1.78	0.74	3.00	2.25	1.08	0.77
Class C (IPBCX)	2-28-2003	-1.05	2.25	1.62	-0.05	2.25	1.62	1.83	1.52
Class R6 (IPBJX)[3]	10-31-2016	–	–	–	1.13	3.42	2.61	0.71	0.40
Administrator Class (IPBIX)	2-28-2003	–	–	–	0.99	3.22	2.47	1.03	0.60
Institutional Class (IPBNX)[4]	10-31-2016	–	–	–	1.07	3.36	2.57	0.76	0.45
Russell 3000® Index[5]	–	–	–	–	12.61	11.77	11.19	–	–
Bloomberg U.S. Aggregate Bond Index[6]	–	–	–	–	1.18	0.71	1.37	–	–
Real Return Blended Index[7]	–	–	–	–	5.77	6.28	5.82	–	–
Russell 1000® Index[8]	–	–	–	–	13.57	12.25	11.56	–	–
Bloomberg U.S. TIPS Index[9]	–	–	–	–	0.14	2.72	2.00	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through September 30, 2025, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.77% for Class A, 1.52% for Class C, 0.40% for Class R6, 0.60% for Administrator Class and 0.45% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers)
as stated in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the
Class R6 expenses. If these expenses had been included, returns for the Class R6 shares would be higher.

[4]
Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

*
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

†	Allspring Global Investments (UK) Limited became a subadviser effective December 1, 2023.
††	Mr. Acharya has announced his intention to retire from Allspring Global Investments, LLC on February 15, 2024 but will continue to serve as a portfolio manager of the Fund until that date.
†††	Mr. Amin and Mr. Scheiber became portfolio managers of the Fund on December 1, 2023.
CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Real Return Fund

Performance highlights (unaudited)
Footnotes continued from previous page
[5]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[6]
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.–dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[7]
Source:  Allspring Funds Management, LLC. The Real Return Blended Index is composed 40% of the Russell 1000® Index, 35% of the Bloomberg U.S. Treasury Inflation
Protected Securities (TIPS) Index and 25% of the Bloomberg U.S. Aggregate Bond Index. You cannot invest directly in an index.

[8]
The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[9]	The Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index is an index of inflation-indexed-linked U.S. Treasury securities. You cannot invest directly in an index.
Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below-investment-grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. The use of derivatives may reduce returns and/or increase volatility. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. This fund is exposed to mortgage- and asset-backed securities risk and small-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Real Return Fund  | 7

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2023[1]
TIPS, 0.13%, 4-15-2026	1.99
TIPS, 0.13%, 1-15-2030	1.88
TIPS, 1.63%, 10-15-2027	1.77
TIPS, 0.13%, 7-15-2026	1.74
TIPS, 1.38%, 7-15-2033	1.71
TIPS, 0.13%, 7-15-2030	1.69
TIPS, 0.63%, 1-15-2026	1.65
TIPS, 2.38%, 1-15-2025	1.51
TIPS, 0.88%, 1-15-2029	1.32
TIPS, 0.25%, 7-15-2029	0.95

[1]
Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Portfolio allocation as of November 30, 2023[1]

[1]
Figures represent the portfolio allocation of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. Allocations are subject to change and may have changed since the date specified.

8 | Allspring Real Return Fund

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2023 to November 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2023	Ending account value 11-30-2023	Expenses paid during the period[1], [2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$1,001.30	$3.85	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.15	$3.89	0.77%
Class C
Actual	$1,000.00	$998.10	$7.59	1.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.67	1.52%
Class R6
Actual	$1,000.00	$1,003.20	$2.00	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.00	$2.02	0.40%
Administrator Class
Actual	$1,000.00	$1,002.50	$3.00	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.03	0.60%
Institutional Class
Actual	$1,000.00	$1,004.00	$2.25	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.75	$2.28	0.45%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

Allspring Real Return Fund | 9

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

		Value
Investment companies: 99.83%
Affiliated master portfolio: 99.83%
Allspring Real Return Portfolio		$73,613,238
Total investment companies (Cost $76,276,139)		73,613,238
Total investments in securities (Cost $76,276,139)	99.83%	73,613,238
Other assets and liabilities, net	0.17	126,135
Total net assets	100.00%	$73,739,373
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Affiliated Income Allocated from affiliated Master Portfolio	Value, end of period
Allspring Real Return Portfolio	37.67%	31.25%	$(2,760,498)	$1,551,040	$1,577,761	$131,163	$43,548	$73,613,238
The accompanying notes are an integral part of these financial statements.
10 | Allspring Real Return Fund

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $76,276,139)	$73,613,238
Receivable for Fund shares sold	99,937
Receivable from manager	21,767
Prepaid expenses and other assets	74,477
Total assets	73,809,419
Liabilities
Payable for Fund shares redeemed	40,265
Professional fees payable	8,402
Shareholder report expenses payable	7,455
Administration fees payable	4,534
Shareholder servicing fees payable	4,197
Trustees’ fees and expenses payable	963
Distribution fee payable	475
Accrued expenses and other liabilities	3,755
Total liabilities	70,046
Total net assets	$73,739,373
Net assets consist of
Paid-in capital	$80,437,753
Total distributable loss	(6,698,380)
Total net assets	$73,739,373
Computation of net asset value and offering price per share
Net assets–Class A	$11,580,167
Shares outstanding–Class A1	1,231,546
Net asset value per share–Class A	$9.40
Maximum offering price per share – Class A2	$9.85
Net assets–Class C	$719,132
Shares outstanding–Class C1	77,995
Net asset value per share–Class C	$9.22
Net assets–Class R6	$27,961,702
Shares outstanding–Class R6[1]	2,937,137
Net asset value per share–Class R6	$9.52
Net assets–Administrator Class	$8,865,930
Shares outstanding–Administrator Class[1]	921,849
Net asset value per share–Administrator Class	$9.62
Net assets–Institutional Class	$24,612,442
Shares outstanding–Institutional Class[1]	2,586,447
Net asset value per share–Institutional Class	$9.52
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Real Return Fund | 11

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Interest allocated from affiliated Master Portfolio	$1,577,761
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $1,872)	131,163
Affiliated income allocated from affiliated Master Portfolio	43,548
Expenses allocated from affiliated Master Portfolio	(164,473)
Waivers allocated from affiliated Master Portfolio	22,998
Total investment income	1,610,997
Expenses
Management fee	18,203
Administration fees
Class A	9,289
Class C	809
Class R6	3,022
Administrator Class	5,431
Institutional Class	11,395
Shareholder servicing fees
Class A	15,311
Class C	1,329
Administrator Class	13,152
Distribution fee
Class C	3,980
Custody and accounting fees	1,057
Professional fees	21,709
Registration fees	37,352
Shareholder report expenses	12,640
Trustees’ fees and expenses	12,075
Other fees and expenses	3,114
Total expenses	169,868
Less: Fee waivers and/or expense reimbursements
Fund-level	(113,008)
Administrator Class	(5,998)
Net expenses	50,862
Net investment income	1,560,135
Realized and unrealized gains (losses) on investments
Net realized losses on investments allocated from affiliated Master Portfolio	(2,760,498)
Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	1,551,040
Net realized and unrealized gains (losses) on investments	(1,209,458)
Net increase in net assets resulting from operations	$350,677
The accompanying notes are an integral part of these financial statements.
12 | Allspring Real Return Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)		Year ended May 31, 2023
Operations
Net investment income		$1,560,135		$3,546,810
Net realized losses on investments		(2,760,498)		(569,850)
Net change in unrealized gains (losses) on investments		1,551,040		(5,808,663)
Net increase (decrease) in net assets resulting from operations		350,677		(2,831,703)
Distributions to shareholders from
Net investment income and net realized gains
Class A		(272,498)		(686,543)
Class C		(18,204)		(58,742)
Class R6		(495,651)		(631,554)
Administrator Class		(230,269)		(629,068)
Institutional Class		(664,419)		(1,775,616)
Total distributions to shareholders		(1,681,041)		(3,781,523)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	110,221	1,044,841	216,818	2,123,638
Class C	2,635	24,955	20,544	198,706
Class R6	1,595,838	15,080,109	737,592	7,332,284
Administrator Class	115,611	1,111,139	314,479	3,161,931
Institutional Class	151,272	1,447,574	1,603,544	15,812,126
		18,708,618		28,628,685
Reinvestment of distributions
Class A	22,714	214,121	58,661	574,829
Class C	1,965	18,204	6,058	58,298
Class R6	52,101	495,651	63,670	631,451
Administrator Class	22,815	220,356	60,525	604,578
Institutional Class	69,566	664,403	179,364	1,775,461
		1,612,735		3,644,617
Payment for shares redeemed
Class A	(241,067)	(2,273,245)	(646,932)	(6,291,558)
Class C	(73,237)	(680,111)	(48,172)	(457,734)
Class R6	(336,509)	(3,172,219)	(539,506)	(5,392,372)
Administrator Class	(565,390)	(5,451,164)	(472,903)	(4,663,703)
Institutional Class	(1,394,807)	(13,465,295)	(2,205,751)	(21,830,616)
		(25,042,034)		(38,635,983)
Net decrease in net assets resulting from capital share transactions		(4,720,681)		(6,362,681)
Total decrease in net assets		(6,051,045)		(12,975,907)
Net assets
Beginning of period		79,790,418		92,766,325
End of period		$73,739,373		$79,790,418
The accompanying notes are an integral part of these financial statements.
Allspring Real Return Fund | 13

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.60	$10.35	$10.93	$10.22	$9.89	$9.87
Net investment income	0.19 [1]	0.40 [1]	0.56 [1]	0.22	0.12	0.15
Net realized and unrealized gains (losses) on investments	(0.18)	(0.72)	(0.60)	0.70	0.42	0.09
Total from investment operations	0.01	(0.32)	(0.04)	0.92	0.54	0.24
Distributions to shareholders from
Net investment income	(0.21)	(0.43)	(0.54)	(0.21)	(0.21)	(0.19)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.03)
Total distributions to shareholders	(0.21)	(0.43)	(0.54)	(0.21)	(0.21)	(0.22)
Net asset value, end of period	$9.40	$9.60	$10.35	$10.93	$10.22	$9.89
Total return[2]	0.13%	(3.10)%	(0.52)%	9.10%	5.48%	2.56%
Ratios to average net assets (annualized)*
Gross expenses	1.08%	1.09%	1.07%	1.29%	1.43%	1.16%
Net expenses	0.77%	0.78%	0.78%	0.78%	0.78%	0.77%
Net investment income	4.04%	4.12%	5.13%	2.09%	1.79%	1.95%
Supplemental data
Portfolio turnover rate[3]	34%	22%	31%	20%	24%	39%
Net assets, end of period (000s omitted)	$11,580	$12,861	$17,713	$13,825	$13,196	$17,716

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.39%
Year ended May 31, 2023	0.39%
Year ended May 31, 2022	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%
Year ended May 31, 2019	0.39%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
14 | Allspring Real Return Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.41	$10.16	$10.74	$10.06	$9.73	$9.73
Net investment income	0.15 [1]	0.32 [1]	0.47 [1]	0.12 [1]	0.11 [1]	0.10 [1]
Net realized and unrealized gains (losses) on investments	(0.17)	(0.71)	(0.59)	0.71	0.35	0.07
Total from investment operations	(0.02)	(0.39)	(0.12)	0.83	0.46	0.17
Distributions to shareholders from
Net investment income	(0.17)	(0.36)	(0.46)	(0.15)	(0.13)	(0.14)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.03)
Total distributions to shareholders	(0.17)	(0.36)	(0.46)	(0.15)	(0.13)	(0.17)
Net asset value, end of period	$9.22	$9.41	$10.16	$10.74	$10.06	$9.73
Total return[2]	(0.19)%	(3.89)%	(1.26)%	8.27%	4.77%	1.79%
Ratios to average net assets (annualized)*
Gross expenses	1.83%	1.84%	1.81%	2.06%	2.18%	1.91%
Net expenses	1.52%	1.53%	1.53%	1.53%	1.53%	1.52%
Net investment income	3.33%	3.32%	4.42%	1.17%	1.09%	1.08%
Supplemental data
Portfolio turnover rate[3]	34%	22%	31%	20%	24%	39%
Net assets, end of period (000s omitted)	$719	$1,380	$1,709	$1,195	$1,714	$2,553

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.39%
Year ended May 31, 2023	0.39%
Year ended May 31, 2022	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%
Year ended May 31, 2019	0.39%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Real Return Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class R6		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.72	$10.47	$11.05	$10.33	$9.99	$9.96
Net investment income	0.21 [1]	0.46 [1]	0.63 [1]	0.29	0.22	0.23 [1]
Net realized and unrealized gains (losses) on investments	(0.18)	(0.74)	(0.63)	0.69	0.37	0.06
Total from investment operations	0.03	(0.28)	0.00	0.98	0.59	0.29
Distributions to shareholders from
Net investment income	(0.23)	(0.47)	(0.58)	(0.26)	(0.25)	(0.23)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.03)
Total distributions to shareholders	(0.23)	(0.47)	(0.58)	(0.26)	(0.25)	(0.26)
Net asset value, end of period	$9.52	$9.72	$10.47	$11.05	$10.33	$9.99
Total return[2]	0.32%	(2.68)%	(0.15)%	9.52%	5.94%	2.99%
Ratios to average net assets (annualized)*
Gross expenses	0.71%	0.71%	0.68%	0.85%	1.05%	0.82%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.40%	0.39%
Net investment income	4.38%	4.68%	5.68%	2.70%	2.08%	2.34%
Supplemental data
Portfolio turnover rate[3]	34%	22%	31%	20%	24%	39%
Net assets, end of period (000s omitted)	$27,962	$15,796	$14,282	$36,202	$18,224	$14,358

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.39%
Year ended May 31, 2023	0.39%
Year ended May 31, 2022	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%
Year ended May 31, 2019	0.39%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
16 | Allspring Real Return Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.81	$10.55	$11.12	$10.38	$10.03	$9.99
Net investment income	0.20 [1]	0.42 [1]	0.60 [1]	0.25 [1]	0.20 [1]	0.21 [1]
Net realized and unrealized gains (losses) on investments	(0.18)	(0.72)	(0.63)	0.71	0.36	0.06
Total from investment operations	0.02	(0.30)	(0.03)	0.96	0.56	0.27
Distributions to shareholders from
Net investment income	(0.21)	(0.44)	(0.54)	(0.22)	(0.21)	(0.20)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.03)
Total distributions to shareholders	(0.21)	(0.44)	(0.54)	(0.22)	(0.21)	(0.23)
Net asset value, end of period	$9.62	$9.81	$10.55	$11.12	$10.38	$10.03
Total return[2]	0.25%	(2.87)%	(0.36)%	9.31%	5.67%	2.78%
Ratios to average net assets (annualized)*
Gross expenses	1.02%	1.02%	0.99%	1.23%	1.37%	1.10%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.59%
Net investment income	4.23%	4.24%	5.42%	2.26%	1.92%	2.15%
Supplemental data
Portfolio turnover rate[3]	34%	22%	31%	20%	24%	39%
Net assets, end of period (000s omitted)	$8,866	$13,227	$15,267	$13,203	$13,544	$13,562

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.39%
Year ended May 31, 2023	0.39%
Year ended May 31, 2022	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%
Year ended May 31, 2019	0.39%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Real Return Fund | 17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.71	$10.47	$11.05	$10.33	$9.99	$9.97
Net investment income	0.21 [1]	0.44 [1]	0.63 [1]	0.26	0.21	0.22
Net realized and unrealized gains (losses) on investments	(0.17)	(0.74)	(0.64)	0.71	0.37	0.05
Total from investment operations	0.04	(0.30)	(0.01)	0.97	0.58	0.27
Distributions to shareholders from
Net investment income	(0.23)	(0.46)	(0.57)	(0.25)	(0.24)	(0.22)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.03)
Total distributions to shareholders	(0.23)	(0.46)	(0.57)	(0.25)	(0.24)	(0.25)
Net asset value, end of period	$9.52	$9.71	$10.47	$11.05	$10.33	$9.99
Total return[2]	0.40%	(2.83)%	(0.19)%	9.46%	5.88%	2.84%
Ratios to average net assets (annualized)*
Gross expenses	0.76%	0.76%	0.74%	0.95%	1.10%	0.84%
Net expenses	0.45%	0.45%	0.45%	0.45%	0.45%	0.44%
Net investment income	4.38%	4.42%	5.76%	2.37%	2.09%	2.20%
Supplemental data
Portfolio turnover rate[3]	34%	22%	31%	20%	24%	39%
Net assets, end of period (000s omitted)	$24,612	$36,525	$43,796	$10,787	$10,587	$11,094

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.39%
Year ended May 31, 2023	0.39%
Year ended May 31, 2022	0.39%
Year ended May 31, 2021	0.39%
Year ended May 31, 2020	0.39%
Year ended May 31, 2019	0.39%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
18 | Allspring Real Return Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Real Return Fund (the “Fund”) which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Real Return Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of November 30, 2023, the Fund owned 31.25% of Allspring Real Return Portfolio.  The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2023 are included in this report and should be read in conjunction with the Fund’s financial statements.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Allspring Real Return Fund | 19

Notes to financial statements (unaudited)
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $76,321,262 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$0
Gross unrealized losses	(2,708,024)
Net unrealized losses	$(2,708,024)
As of May 31, 2023, the Fund had capital loss carryforwards which consist of $1,240,076 in short-term capital losses and $151,059 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
At November 30, 2023, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term	$73,613,238
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended November 30, 2023, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Prior to June 30, 2023, the class-level administration fee for Class A and Class C was 0.16% of its respective average daily net assets.
20 | Allspring Real Return Fund

Notes to financial statements (unaudited)
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2025 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of November 30, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	0.77%
Class C	1.52
Class R6	0.40
Administrator Class	0.60
Institutional Class	0.45
Prior to June 30, 2023, the Fund’s expenses were capped at 0.78% for Class A shares and 1.53% for Class C shares.
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2023, Allspring Funds Distributor received $1,189 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in a single affiliated Master Portfolio.  Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio at the end of the period by the affiliated Master Portfolio’s purchases and sales.  Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2023 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$5,703,465	$15,681,873	$37,765,614	$11,761,532
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without
Allspring Real Return Fund | 21

Notes to financial statements (unaudited)
the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
22 | Allspring Real Return Fund

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 6.37%
Materials: 1.30%
Metals & mining: 1.30%
Agnico Eagle Mines Ltd.	2,401	$128,901
Agnico Eagle Mines Ltd.-U.S. Exchange Traded Shares	3,900	209,430
Alamos Gold, Inc. Class A	12,000	177,840
Anglogold Ashanti PLC	2,900	55,825
Artemis Gold, Inc.†	10,000	50,039
B2Gold Corp.	40,000	135,009
Barrick Gold Corp.	12,356	217,342
Centerra Gold, Inc.	4,500	27,558
Dundee Precious Metals, Inc.	9,800	72,365
Endeavour Mining plc	7,980	187,187
Evolution Mining Ltd.	5,000	13,512
Franco-Nevada Corp.	1,300	145,601
Gold Fields Ltd. ADR	12,000	183,480
Kinross Gold Corp.	28,000	165,076
Lundin Gold, Inc.	11,000	132,135
MAG Silver Corp.†	3,500	41,733
Newmont Corp.	3,000	119,371
Newmont Corp.	4,800	192,912
Northern Star Resources Ltd.	14,000	117,759
OceanaGold Corp.	14,000	24,555
Osisko Gold Royalties Ltd.	1,500	21,976
Osisko Mining, Inc.†	4,000	8,401
Pan American Silver Corp.	479	7,505
Pan American Silver Corp.-U.S. Exchange Traded Shares	4,500	70,470
Royal Gold, Inc.	1,500	182,700
SilverCrest Metals, Inc.†	4,000	26,029
SSR Mining, Inc.-U.S. Exchange Traded Shares	4,000	47,200
Torex Gold Resources, Inc.†	5,000	53,797
Triple Flag Precious Metals Corp.	2,000	27,916
Wheaton Precious Metals Corp.	4,600	224,924
		3,068,548
Real estate: 5.07%
Health care REITs: 0.32%
Welltower, Inc.	8,385	747,104
Industrial REITs : 0.76%
Prologis, Inc.	11,261	1,294,227
Terreno Realty Corp.	8,552	488,404
		1,782,631
Office REITs : 0.17%
Alexandria Real Estate Equities, Inc.	3,661	400,513
Residential REITs : 1.12%
American Homes 4 Rent Class A	12,635	458,272
Apartment Income REIT Corp.	10,892	338,959
The accompanying notes are an integral part of these financial statements.
Allspring Real Return Portfolio | 23

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Residential REITs (continued)
Camden Property Trust	3,392	$306,162
Invitation Homes, Inc.	13,339	444,989
Mid-America Apartment Communities, Inc.	2,628	327,133
Sun Communities, Inc.	5,912	764,658
		2,640,173
Retail REITs : 0.28%
Federal Realty Investment Trust	3,150	301,109
Simon Property Group, Inc.	2,980	372,172
		673,281
Specialized REITs : 2.42%
American Tower Corp.	6,844	1,428,890
Equinix, Inc.	1,789	1,458,053
Extra Space Storage, Inc.	5,010	652,152
Four Corners Property Trust, Inc.	18,984	436,442
Gaming & Leisure Properties, Inc.	7,593	354,821
SBA Communications Corp.	3,509	866,583
VICI Properties, Inc.	16,562	495,038
		5,691,979
Total common stocks (Cost $11,747,712)		15,004,229

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 7.38%
Basic materials: 0.08%
Iron/steel: 0.08%
Cleveland-Cliffs, Inc.144A	6.75%	3-15-2026	$195,000	195,265
Communications: 0.48%
Internet: 0.09%
Arches Buyer, Inc.144A	4.25	6-1-2028	250,000	217,822
Media: 0.39%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	300,000	285,437
Gray Television, Inc.144A	5.88	7-15-2026	230,000	215,050
Sirius XM Radio, Inc.144A	5.00	8-1-2027	437,000	415,189
				915,676
Consumer, cyclical: 2.62%
Airlines: 0.42%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	280,833	276,469
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class A	3.90	7-15-2027	159,845	136,545
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	5.75	1-20-2026	327,000	260,124
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	142,500	141,715
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.144A	8.00	9-20-2025	255,000	187,130
				1,001,983
The accompanying notes are an integral part of these financial statements.
24 | Allspring Real Return Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Apparel: 0.13%
Hanesbrands, Inc.144A	4.88%	5-15-2026	$200,000	$188,458
Michael Kors USA, Inc.144A	4.25	11-1-2024	110,000	107,666
				296,124
Auto manufacturers: 0.08%
Ford Motor Credit Co. LLC	4.13	8-17-2027	200,000	184,824
Auto parts & equipment: 0.09%
Adient Global Holdings Ltd.144A	4.88	8-15-2026	220,000	211,805
Distribution/wholesale: 0.14%
G-III Apparel Group Ltd.144A	7.88	8-15-2025	330,000	328,233
Entertainment: 0.93%
CCM Merger, Inc.144A	6.38	5-1-2026	145,000	139,213
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op144A	5.50	5-1-2025	375,000	373,401
Churchill Downs, Inc.144A	5.50	4-1-2027	360,000	347,374
Cinemark USA, Inc.144A	5.88	3-15-2026	105,000	101,870
Cinemark USA, Inc.144A	8.75	5-1-2025	252,000	253,890
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	335,000	334,902
SeaWorld Parks & Entertainment, Inc.144A	8.75	5-1-2025	250,000	252,866
Six Flags Theme Parks, Inc.144A	7.00	7-1-2025	380,000	381,315
				2,184,831
Home builders: 0.23%
Tri Pointe Group, Inc./Tri Pointe Homes, Inc.	5.88	6-15-2024	535,000	530,987
Housewares: 0.20%
Newell Brands, Inc.	5.20	4-1-2026	490,000	473,021
Leisure time: 0.23%
Carnival Holdings Bermuda Ltd.144A	10.38	5-1-2028	180,000	195,732
NCL Corp. Ltd.144A	8.13	1-15-2029	45,000	45,822
NCL Corp. Ltd.144A	8.38	2-1-2028	295,000	305,161
				546,715
Retail: 0.17%
Bath & Body Works, Inc.144A	9.38	7-1-2025	294,000	307,205
Dave & Buster’s, Inc.144A	7.63	11-1-2025	100,000	100,277
				407,482
Consumer, non-cyclical: 0.88%
Commercial services: 0.64%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.63	7-15-2026	155,000	150,611
CoreCivic, Inc.	8.25	4-15-2026	790,000	805,725
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	5.75	4-15-2026	320,000	316,503
Sabre Global, Inc.144A	11.25	12-15-2027	265,000	240,110
				1,512,949
The accompanying notes are an integral part of these financial statements.
Allspring Real Return Portfolio | 25

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Food: 0.24%
B&G Foods, Inc.144A	8.00%	9-15-2028	$195,000	$199,291
Performance Food Group, Inc.144A	6.88	5-1-2025	355,000	355,186
				554,477
Energy: 1.06%
Energy-alternate sources: 0.04%
TerraForm Power Operating LLC144A	5.00	1-31-2028	100,000	94,750
Oil & gas: 0.33%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	145,000	145,725
Antero Resources Corp.144A	8.38	7-15-2026	390,000	402,658
Nabors Industries, Inc.144A	7.38	5-15-2027	140,000	135,362
Range Resources Corp.	8.25	1-15-2029	90,000	93,268
				777,013
Oil & gas services: 0.20%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.88	4-1-2027	30,000	29,726
Oceaneering International, Inc.144A	6.00	2-1-2028	325,000	315,113
USA Compression Partners LP/USA Compression Finance Corp.	6.88	4-1-2026	130,000	129,266
				474,105
Pipelines: 0.49%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	7.88	5-15-2026	105,000	107,060
Buckeye Partners LP144A	4.13	3-1-2025	35,000	34,091
EQM Midstream Partners LP	4.00	8-1-2024	65,000	63,636
Hess Midstream Operations LP144A	5.63	2-15-2026	225,000	222,188
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	3-1-2027	360,000	346,230
Venture Global LNG, Inc.144A	8.13	6-1-2028	380,000	376,757
				1,149,962
Financial: 0.96%
Diversified financial services: 0.60%
Enact Holdings, Inc.144A	6.50	8-15-2025	405,000	400,034
Nationstar Mortgage Holdings, Inc.144A	6.00	1-15-2027	215,000	207,475
OneMain Finance Corp.	3.50	1-15-2027	120,000	107,229
OneMain Finance Corp.	6.13	3-15-2024	237,000	236,650
PRA Group, Inc.144A	7.38	9-1-2025	145,000	139,287
United Wholesale Mortgage LLC144A	5.50	11-15-2025	325,000	315,957
				1,406,632
REITS: 0.36%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25	10-1-2025	475,000	458,912
MPT Operating Partnership LP/MPT Finance Corp.	5.25	8-1-2026	107,000	93,105
Service Properties Trust	4.35	10-1-2024	95,000	94,895
Service Properties Trust	7.50	9-15-2025	210,000	210,852
				857,764
The accompanying notes are an integral part of these financial statements.
26 | Allspring Real Return Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial: 1.03%
Aerospace/defense: 0.28%
TransDigm, Inc.144A	6.25%	3-15-2026	$670,000	$665,377
Electrical components & equipment: 0.25%
WESCO Distribution, Inc.144A	7.13	6-15-2025	575,000	575,818
Machinery-diversified: 0.08%
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	200,000	190,018
Packaging & containers: 0.21%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	305,000	296,002
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.144A	5.25	4-30-2025	200,000	194,897
				490,899
Trucking & leasing: 0.21%
Fortress Transportation & Infrastructure Investors LLC144A	6.50	10-1-2025	505,000	501,614
Utilities: 0.27%
Electric: 0.27%
NSG Holdings LLC/NSG Holdings, Inc.144A	7.75	12-15-2025	231,502	231,178
Vistra Operations Co. LLC144A	5.63	2-15-2027	412,000	400,757
				631,935
Total corporate bonds and notes (Cost $17,727,322)				17,378,081
Loans: 0.51%
Communications: 0.05%
Media: 0.05%
DirecTV Financing LLC (U.S. SOFR 1 Month+5.00%)±	10.46	8-2-2027	121,721	119,601
Consumer, cyclical: 0.25%
Airlines: 0.13%
Mileage Plus Holdings LLC (U.S. SOFR 3 Month+5.25%)±	10.80	6-21-2027	127,500	131,277
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	9.17	10-20-2027	172,000	175,591
				306,868
Entertainment: 0.06%
SeaWorld Parks & Entertainment, Inc. (U.S. SOFR 1 Month+3.00%)±	8.46	8-25-2028	146,617	146,397
Leisure time: 0.06%
Carnival Corp. (U.S. SOFR 1 Month+3.00%)±	8.32	8-8-2027	149,625	148,627
Consumer, non-cyclical: 0.06%
Commercial services: 0.06%
Geo Group, Inc. (U.S. SOFR 1 Month+7.13%)±	12.47	3-23-2027	130,542	132,540
Energy: 0.06%
Pipelines: 0.06%
GIP II Blue Holding LP (U.S. SOFR 1 Month+4.50%)±	9.96	9-29-2028	132,501	132,629
The accompanying notes are an integral part of these financial statements.
Allspring Real Return Portfolio | 27

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 0.04%
Insurance: 0.04%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	8.71%	12-23-2026	$104,320	$102,796
Utilities: 0.05%
Electric: 0.05%
Constellation Renewables LLC (U.S. SOFR 3 Month+2.50%)±	8.15	12-15-2027	114,242	113,892
Total loans (Cost $1,207,265)				1,203,350
U.S. Treasury securities: 19.81%
TIPS	0.13	4-15-2025	113,192	108,474
TIPS	0.13	4-15-2026	4,975,852	4,688,510
TIPS	0.13	7-15-2026	4,359,010	4,109,502
TIPS	0.13	4-15-2027	11,511	10,661
TIPS	0.13	1-15-2030	5,024,040	4,435,743
TIPS	0.13	7-15-2030	4,537,399	3,987,594
TIPS	0.13	1-15-2031	496,553	430,343
TIPS	0.25	7-15-2029	2,472,514	2,229,585
TIPS	0.25	2-15-2050	191,533	116,351
TIPS	0.63	1-15-2026	4,060,577	3,887,791
TIPS	0.88	1-15-2029	3,315,272	3,104,787
TIPS	1.00	2-15-2048	1,429,017	1,084,378
TIPS	1.00	2-15-2049	1,486,006	1,122,457
TIPS	1.38	7-15-2033	4,311,804	4,037,095
TIPS	1.38	2-15-2044	1,426,183	1,209,456
TIPS	1.50	2-15-2053	1,237,255	1,050,435
TIPS	1.63	10-15-2027	4,275,238	4,178,335
TIPS	2.13	2-15-2040	1,366,954	1,346,102
TIPS	2.13	2-15-2041	1,890,223	1,860,393
TIPS	2.38	1-15-2025	3,592,006	3,550,614
TIPS	3.88	4-15-2029	112,327	121,506
Total U.S. Treasury securities (Cost $51,827,923)				46,670,112
Yankee corporate bonds and notes: 1.24%
Consumer, cyclical: 0.50%
Airlines: 0.22%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	475,000	504,688
Leisure time: 0.28%
Carnival Corp.144A	7.63	3-1-2026	200,000	201,104
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	485,000	466,623
				667,727
Consumer, non-cyclical: 0.16%
Pharmaceuticals: 0.16%
Teva Pharmaceutical Finance Netherlands III BV	6.00	4-15-2024	379,000	377,770
The accompanying notes are an integral part of these financial statements.
28 | Allspring Real Return Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 0.24%
Pipelines: 0.24%
Northriver Midstream Finance LP144A	5.63%	2-15-2026	$580,000	$564,050
Financial: 0.10%
Diversified financial services: 0.10%
Macquarie Airfinance Holdings Ltd.144A	8.38	5-1-2028	225,000	230,670
Industrial: 0.04%
Aerospace/defense: 0.04%
Bombardier, Inc.144A	7.13	6-15-2026	101,000	100,991
Utilities: 0.20%
Electric: 0.20%
Drax Finco PLC144A	6.63	11-1-2025	485,000	479,229
Total yankee corporate bonds and notes (Cost $2,938,942)				2,925,125

		Yield	Shares
Short-term investments: 64.11%
Investment companies: 64.11%
Allspring Government Money Market Fund Select Class♠∞		5.29	151,041,184	151,041,184
Total short-term investments (Cost $151,041,184)				151,041,184
Total investments in securities (Cost $236,490,348)	99.42%			234,222,081
Other assets and liabilities, net	0.58			1,368,985
Total net assets	100.00%			$235,591,066

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation-Protected Securities
The accompanying notes are an integral part of these financial statements.
Allspring Real Return Portfolio | 29

Portfolio of investments—November 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,535,840	$193,749,400	$(45,244,056)	$0	$0	$151,041,184	151,041,184	$134,466
The accompanying notes are an integral part of these financial statements.
30 | Allspring Real Return Portfolio

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $85,449,164)	$83,180,897
Investments in affiliated securities, at value (cost $151,041,184)	151,041,184
Cash	81,918
Cash at broker segregated for futures contracts	335,998
Foreign currency, at value (cost $20,832)	21,339
Receivable for dividends and interest	651,116
Receivable for investments sold	421,886
Prepaid expenses and other assets	1,737
Total assets	235,736,075
Liabilities
Advisory fee payable	61,521
Payable for investments purchased	29,700
Professional fees payable	23,952
Custody and accounting fees payable	18,766
Interest holder report expenses payable	10,256
Trustees’ fees and expenses payable	814
Total liabilities	145,009
Total net assets	$235,591,066
The accompanying notes are an integral part of these financial statements.
Allspring Real Return Portfolio | 31

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Interest	$4,579,218
Dividends (net of foreign withholdings taxes of $5,760)	392,543
Income from affiliated securities	134,466
Total investment income	5,106,227
Expenses
Advisory fee	430,111
Custody and accounting fees	4,772
Professional fees	35,052
Interest holder report expenses	156
Trustees’ fees and expenses	11,926
Other fees and expenses	5,657
Total expenses	487,674
Less: Fee waivers and/or expense reimbursements	(68,315)
Net expenses	419,359
Net investment income	4,686,868
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	(8,802,117)
Foreign currency and foreign currency translations	(623)
Futures contracts	60,030
Net realized losses on investments	(8,742,710)
Net change in unrealized gains (losses) on
Unaffiliated securities	4,849,663
Foreign currency and foreign currency translations	892
Futures contracts	35,584
Net change in unrealized gains (losses) on investments	4,886,139
Net realized and unrealized gains (losses) on investments	(3,856,571)
Net increase in net assets resulting from operations	$830,297
The accompanying notes are an integral part of these financial statements.
32 | Allspring Real Return Portfolio

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)	Year ended May 31, 2023
Operations
Net investment income	$4,686,868	$9,604,298
Net realized gains (losses) on investments	(8,742,710)	529,750
Net change in unrealized gains (losses) on investments	4,886,139	(16,005,461)
Net increase (decrease) in net assets resulting from operations	830,297	(5,871,413)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	58,111,201	41,232,899
Withdrawals	(35,110,960)	(55,196,249)
Net increase (decrease) in net assets resulting from capital transactions	23,000,241	(13,963,350)
Total increase (decrease) in net assets	23,830,538	(19,834,763)
Net assets
Beginning of period	211,760,528	231,595,291
End of period	$235,591,066	$211,760,528
The accompanying notes are an integral part of these financial statements.
Allspring Real Return Portfolio | 33

Financial highlights
Financial highlights

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
		2023	2022	2021	2020	2019
Total return[1]	0.35%	(2.73)%	(0.14)%	9.58%	5.92%	2.99%
Ratios to average net assets (annualized)
Gross expenses	0.45%	0.49%	0.48%	0.47%	0.45%	0.45%
Net expenses[2]	0.39%	0.39%	0.39%	0.39%	0.39%	0.40%
Net investment income	4.36%	4.45%	5.54%	2.57%	2.16%	2.29%
Supplemental data
Portfolio turnover rate	34%	22%	31%	20%	24%	39%

[1]	Returns for periods of less than one year are not annualized.
[2]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these financial statements.
34 | Allspring Real Return Portfolio

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Real Return Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2023, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Allspring Real Return Portfolio | 35

Notes to financial statements (unaudited)
Loans
The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Inflation-indexed bonds and TIPS
The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Portfolio based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
36 | Allspring Real Return Portfolio

Notes to financial statements (unaudited)
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $236,313,680 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$4,076,014
Gross unrealized losses	(6,167,613)
Net unrealized losses	$(2,091,599)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Materials	$3,068,548	$0	$0	$3,068,548
Real estate	11,935,681	0	0	11,935,681
Corporate bonds and notes	0	17,378,081	0	17,378,081
Loans	0	1,203,350	0	1,203,350
U.S. Treasury securities	46,670,112	0	0	46,670,112
Yankee corporate bonds and notes	0	2,925,125	0	2,925,125
Short-term investments
Investment companies	151,041,184	0	0	151,041,184
Total assets	$212,715,525	$21,506,556	$0	$234,222,081
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At November 30, 2023, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the
Allspring Real Return Portfolio | 37

Notes to financial statements (unaudited)
Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.400%
Next $500 million	0.375
Next $2 billion	0.350
Next $2 billion	0.325
Next $5 billion	0.300
Over $10 billion	0.290
For the six months ended November 30, 2023, the advisory fee was equivalent to an annual rate of 0.40% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.28% and declining to 0.18% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended November 30, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2023 were as follows:
Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$16,985,399	$50,328,087	$112,469,177	$44,739,296
6.
DERIVATIVE TRANSACTIONS
During the six months ended November 30, 2023, the Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Portfolio had an average notional amount of $6,805,040 in long futures contracts during the six months ended November 30, 2023.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.
BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Portfolio under the agreement.
8.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
38 | Allspring Real Return Portfolio

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Real Return Fund | 39

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

40 | Allspring Real Return Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring Real Return Fund | 41

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

42 | Allspring Real Return Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-12052023-b7pyzk8p 01-24
SAR1753 11-23

Allspring Small Company Growth Fund
Semi-Annual Report
November 30, 2023

The views expressed and any forward-looking statements are as of November 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Small Company Growth Fund  | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Small Company Growth Fund for the six-month period that ended November 30, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. The market was focused on the impact of ongoing aggressive central bank rate hikes on persistently high inflation. As inflation finally gradually declined, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had positive overall results, with U.S. stocks leading the way. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 10.17%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.07% while the MSCI EM Index (Net) (USD)3 returned 4.60%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -0.80%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 0.63%, the Bloomberg Municipal Bond Index6 returned 2.29%, and the ICE BofA U.S. High Yield Index7 returned 5.53%.
Affected by high inflation and central bank rate hikes, markets were volatile.
The six-month period began in June with the Federal Reserve’s (Fed’s) first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the Core Consumer Price Index (CPI)8, while continuing to decline, remained stubbornly high in June at 4.8%—well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls continuing to grow in June, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a good month for stocks, while bonds had more muted but positive monthly returns overall. More volatile sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the European Central Bank (ECB), and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Core Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2 | Allspring Small Company Growth Fund

Letter to shareholders (unaudited)
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual CPI1 rose 3.7%. However, the three-month trend for Core CPI stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent—higher-than-targeted inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index2 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily.
October was a tough month for financial markets overall. Key global indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict, and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its November meeting.
1
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring Small Company Growth Fund | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring Small Company Growth Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Allspring Small Company Growth Fund | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser for the affiliated master portfolio*	Peregrine Capital Management, LLC
Portfolio managers	William A. Grierson, CFA, Paul E. von Kuster, CFA, Allison Lewis, CFA†, Ryan H. Smith, CFA, Samuel D. Smith, CFA

Average annual total returns (%) as of November 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (WFSAX)	1-30-2004	-3.73	4.33	6.35	2.14	5.58	6.99	1.35	1.28
Class C (WSMCX)	1-30-2004	0.33	4.80	6.36	1.33	4.80	6.36	2.10	2.03
Class R6 (WSCRX)[3]	10-31-2014	–	–	–	2.55	6.03	7.45	0.93	0.86
Administrator Class (NVSCX)	11-11-1994	–	–	–	2.23	5.69	7.13	1.28	1.19
Institutional Class (WSCGX)	3-31-2008	–	–	–	2.46	5.95	7.39	1.03	0.94
Russell 3000® Index[4]	–	–	–	–	12.61	11.77	11.19	–	–
Russell 2000® Growth Index[5]	–	–	–	–	-0.83	4.16	6.17	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.28% for Class A, 2.03% for Class C, 0.86% for Class R6, 1.19% for Administrator Class and 0.94% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers)
as stated in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[5]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

*
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

†	Ms. Lewis became a portfolio manager of the Fund on June 30, 2023.
CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Small Company Growth Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2023[1]
PTC, Inc.	1.72
ICON PLC	1.68
e.l.f. Beauty, Inc.	1.65
Element Solutions, Inc.	1.61
International Game Technology PLC	1.58
FTI Consulting, Inc.	1.57
ICF International, Inc.	1.56
SS&C Technologies Holdings, Inc.	1.38
Avantor, Inc.	1.37
ASGN, Inc.	1.36

[1]
Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of November 30, 2023[1]

[1]
Figures represent the sector allocation of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. Allocations are subject to change and may have changed since the date specified.

Allspring Small Company Growth Fund  | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2023 to November 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2023	Ending account value 11-30-2023	Expenses paid during the period[1], [2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$1,019.00	$6.46	1.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.46	1.28%
Class C
Actual	$1,000.00	$1,014.60	$10.22	2.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.85	$10.23	2.03%
Class R6
Actual	$1,000.00	$1,021.10	$4.35	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.34	0.86%
Administrator Class
Actual	$1,000.00	$1,019.40	$6.01	1.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.01	1.19%
Institutional Class
Actual	$1,000.00	$1,020.40	$4.75	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.75	0.94%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

8 | Allspring Small Company Growth Fund

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

		Value
Investment companies: 99.94%
Affiliated master portfolio: 99.94%
Allspring Small Company Growth Portfolio		$463,365,171
Total investment companies (Cost $356,675,551)		463,365,171
Total investments in securities (Cost $356,675,551)	99.94%	463,365,171
Other assets and liabilities, net	0.06	291,803
Total net assets	100.00%	$463,656,974
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Affiliated Income Allocated from affiliated Master Portfolio	Value, end of period
Allspring Small Company Growth Portfolio	97.57%	96.41%	$30,751,634	$(12,381,926)	$1,451,302	$367	$478,101	$463,365,171
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Fund | 9

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $356,675,551)	$463,365,171
Receivable for Fund shares sold	1,168,349
Receivable from manager	13,867
Prepaid expenses and other assets	73,307
Total assets	464,620,694
Liabilities
Payable for Fund shares redeemed	816,605
Administration fees payable	55,439
Trustees’ fees and expenses payable	1,089
Distribution fee payable	740
Accrued expenses and other liabilities	89,847
Total liabilities	963,720
Total net assets	$463,656,974
Net assets consist of
Paid-in capital	$324,880,457
Total distributable earnings	138,776,517
Total net assets	$463,656,974
Computation of net asset value and offering price per share
Net assets–Class A	$40,703,797
Shares outstanding–Class A1	1,435,425
Net asset value per share–Class A	$28.36
Maximum offering price per share – Class A2	$30.09
Net assets–Class C	$1,265,496
Shares outstanding–Class C1	67,599
Net asset value per share–Class C	$18.72
Net assets–Class R6	$123,116,413
Shares outstanding–Class R6[1]	3,588,759
Net asset value per share–Class R6	$34.31
Net assets–Administrator Class	$39,489,557
Shares outstanding–Administrator Class[1]	1,255,819
Net asset value per share–Administrator Class	$31.45
Net assets–Institutional Class	$259,081,711
Shares outstanding–Institutional Class[1]	7,633,494
Net asset value per share–Institutional Class	$33.94
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Small Company Growth Fund

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $4,391)	$1,451,302
Affiliated income allocated from affiliated Master Portfolio	478,101
Interest allocated from affiliated Master Portfolio	367
Expenses allocated from affiliated Master Portfolio	(2,770,161)
Total investment income	(840,391)
Expenses
Management fee	170,935
Administration fees
Class A	34,366
Class C	1,816
Class R6	28,014
Administrator Class	26,587
Institutional Class	273,099
Shareholder servicing fees
Class A	42,650
Class C	2,233
Administrator Class	51,129
Distribution fee
Class C	6,568
Custody and accounting fees	18
Professional fees	21,208
Registration fees	20,172
Shareholder report expenses	26,292
Trustees’ fees and expenses	12,012
Other fees and expenses	3,561
Total expenses	720,660
Less: Fee waivers and/or expense reimbursements
Fund-level	(174,476)
Class A	(1,050)
Administrator Class	(5,164)
Institutional Class	(52,457)
Net expenses	487,513
Net investment loss	(1,327,904)
Realized and unrealized gains (losses) on investments
Net realized gains on investments allocated from affiliated Master Portfolio	30,751,634
Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	(12,381,926)
Net realized and unrealized gains (losses) on investments	18,369,708
Net increase in net assets resulting from operations	$17,041,804
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Fund | 11

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)		Year ended May 31, 2023
Operations
Net investment loss		$(1,327,904)		$(3,139,615)
Net realized gains on investments		30,751,634		29,634,010
Net change in unrealized gains (losses) on investments		(12,381,926)		(31,050,649)
Net increase (decrease) in net assets resulting from operations		17,041,804		(4,556,254)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(2,956,608)
Class C		0		(524,720)
Class R6		0		(18,290,276)
Administrator Class		0		(3,736,177)
Institutional Class		0		(31,910,643)
Total distributions to shareholders		0		(57,418,424)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	566,233	16,090,197	226,653	6,618,593
Class C	2,358	45,977	8,202	151,573
Class R6	621,320	22,059,080	939,968	32,682,134
Administrator Class	60,858	1,966,976	179,672	5,855,715
Institutional Class	2,234,269	76,540,918	5,808,569	199,389,086
		116,703,148		244,697,101
Reinvestment of distributions
Class A	0	0	94,538	2,624,367
Class C	0	0	27,185	501,841
Class R6	0	0	535,212	17,897,479
Administrator Class	0	0	121,376	3,732,301
Institutional Class	0	0	460,271	15,239,567
		0		39,995,555
Payment for shares redeemed
Class A	(165,980)	(4,758,176)	(637,477)	(18,452,346)
Class C	(59,692)	(1,130,145)	(188,144)	(3,694,553)
Class R6	(3,543,766)	(125,855,391)	(1,131,878)	(39,699,243)
Administrator Class	(111,021)	(3,544,640)	(242,658)	(7,818,670)
Institutional Class	(6,961,266)	(236,074,935)	(7,571,990)	(262,535,497)
		(371,363,287)		(332,200,309)
Net decrease in net assets resulting from capital share transactions		(254,660,139)		(47,507,653)
Total decrease in net assets		(237,618,335)		(109,482,331)
Net assets
Beginning of period		701,275,309		810,757,640
End of period		$463,656,974		$701,275,309
The accompanying notes are an integral part of these financial statements.
12 | Allspring Small Company Growth Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$27.83	$30.93	$61.44	$46.62	$48.98	$56.66
Net investment loss	(0.09)[1]	(0.23)[1]	(0.47)[1]	(0.47)[1]	(0.34)[1]	(0.36)
Net realized and unrealized gains (losses) on investments	0.62	0.15	(5.55)	24.27	2.49	(3.22)
Total from investment operations	0.53	(0.08)	(6.02)	23.80	2.15	(3.58)
Distributions to shareholders from
Net realized gains	0.00	(3.02)	(24.49)	(8.98)	(4.51)	(4.10)
Net asset value, end of period	$28.36	$27.83	$30.93	$61.44	$46.62	$48.98
Total return[2]	1.90%	(0.22)%	(16.59)%	53.84%	3.70%	(6.13)%
Ratios to average net assets (annualized)*
Gross expenses	1.34%	1.36%	1.34%	1.33%	1.32%	1.31%
Net expenses	1.28%	1.29%	1.29%	1.29%	1.32%	1.31%
Net investment loss	(0.66)%	(0.78)%	(1.04)%	(0.85)%	(0.69)%	(0.63)%
Supplemental data
Portfolio turnover rate[3]	26%	37%	61%	44%	41%	54%
Net assets, end of period (000s omitted)	$40,704	$28,813	$41,795	$44,249	$36,534	$64,182

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.81%
Year ended May 31, 2023	0.82%
Year ended May 31, 2022	0.81%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%
Year ended May 31, 2019	0.78%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$18.45	$21.67	$50.65	$39.84	$42.75	$50.38
Net investment loss	(0.14)[1]	(0.32)[1]	(0.60)[1]	(0.75)[1]	(0.61)[1]	(0.66)[1]
Net realized and unrealized gains (losses) on investments	0.41	0.12	(3.89)	20.54	2.21	(2.87)
Total from investment operations	0.27	(0.20)	(4.49)	19.79	1.60	(3.53)
Distributions to shareholders from
Net realized gains	0.00	(3.02)	(24.49)	(8.98)	(4.51)	(4.10)
Net asset value, end of period	$18.72	$18.45	$21.67	$50.65	$39.84	$42.75
Total return[2]	1.46%	(0.92)%	(17.25)%	52.86%	2.92%	(6.82)%
Ratios to average net assets (annualized)*
Gross expenses	2.06%	2.09%	2.08%	2.08%	2.07%	2.06%
Net expenses	2.03%	2.04%	2.04%	2.04%	2.07%	2.06%
Net investment loss	(1.46)%	(1.56)%	(1.71)%	(1.60)%	(1.44)%	(1.38)%
Supplemental data
Portfolio turnover rate[3]	26%	37%	61%	44%	41%	54%
Net assets, end of period (000s omitted)	$1,265	$2,305	$6,018	$9,235	$9,336	$13,968

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.81%
Year ended May 31, 2023	0.82%
Year ended May 31, 2022	0.81%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%
Year ended May 31, 2019	0.78%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
14 | Allspring Small Company Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class R6		2023	2022	2021	2020	2019
Net asset value, beginning of period	$33.60	$36.55	$67.95	$50.64	$52.65	$60.31
Net investment loss	(0.05)[1]	(0.12)[1]	(0.26)[1]	(0.17)	(0.14)[1]	(0.12)
Net realized and unrealized gains (losses) on investments	0.76	0.19	(6.65)	26.46	2.64	(3.44)
Total from investment operations	0.71	0.07	(6.91)	26.29	2.50	(3.56)
Distributions to shareholders from
Net realized gains	0.00	(3.02)	(24.49)	(8.98)	(4.51)	(4.10)
Net asset value, end of period	$34.31	$33.60	$36.55	$67.95	$50.64	$52.65
Total return[2]	2.11%	0.24%	(16.24)%	54.53%	4.12%	(5.73)%
Ratios to average net assets (annualized)*
Gross expenses	0.91%	0.92%	0.91%	0.90%	0.90%	0.88%
Net expenses	0.86%	0.86%	0.86%	0.86%	0.89%	0.88%
Net investment loss	(0.28)%	(0.35)%	(0.48)%	(0.41)%	(0.27)%	(0.20)%
Supplemental data
Portfolio turnover rate[3]	26%	37%	61%	44%	41%	54%
Net assets, end of period (000s omitted)	$123,116	$218,785	$225,464	$407,311	$462,050	$564,516

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.81%
Year ended May 31, 2023	0.82%
Year ended May 31, 2022	0.81%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%
Year ended May 31, 2019	0.78%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$30.85	$33.92	$64.98	$48.87	$51.10	$58.85
Net investment loss	(0.09)[1]	(0.22)[1]	(0.47)[1]	(0.44)[1]	(0.29)[1]	(0.29)[1]
Net realized and unrealized gains (losses) on investments	0.69	0.17	(6.10)	25.53	2.57	(3.36)
Total from investment operations	0.60	(0.05)	(6.57)	25.09	2.28	(3.65)
Distributions to shareholders from
Net realized gains	0.00	(3.02)	(24.49)	(8.98)	(4.51)	(4.10)
Net asset value, end of period	$31.45	$30.85	$33.92	$64.98	$48.87	$51.10
Total return[2]	1.94%	(0.11)%	(16.52)%	54.02%	3.80%	(6.02)%
Ratios to average net assets (annualized)*
Gross expenses	1.27%	1.27%	1.26%	1.25%	1.24%	1.23%
Net expenses	1.19%	1.19%	1.19%	1.19%	1.20%	1.20%
Net investment loss	(0.59)%	(0.68)%	(0.93)%	(0.74)%	(0.57)%	(0.51)%
Supplemental data
Portfolio turnover rate[3]	26%	37%	61%	44%	41%	54%
Net assets, end of period (000s omitted)	$39,490	$40,293	$42,317	$62,092	$55,917	$87,850

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.81%
Year ended May 31, 2023	0.82%
Year ended May 31, 2022	0.81%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%
Year ended May 31, 2019	0.78%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
16 | Allspring Small Company Growth Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$33.26	$36.24	$67.62	$50.47	$52.51	$60.20
Net investment loss	(0.07)[1]	(0.15)[1]	(0.27)[1]	(0.29)	(0.17)[1]	(0.15)
Net realized and unrealized gains (losses) on investments	0.75	0.19	(6.62)	26.42	2.64	(3.44)
Total from investment operations	0.68	0.04	(6.89)	26.13	2.47	(3.59)
Distributions to shareholders from
Net realized gains	0.00	(3.02)	(24.49)	(8.98)	(4.51)	(4.10)
Net asset value, end of period	$33.94	$33.26	$36.24	$67.62	$50.47	$52.51
Total return[2]	2.04%	0.16%	(16.31)%	54.39%	4.07%	(5.77)%
Ratios to average net assets (annualized)*
Gross expenses	1.01%	1.03%	1.01%	1.00%	1.00%	0.98%
Net expenses	0.94%	0.94%	0.94%	0.94%	0.95%	0.95%
Net investment loss	(0.39)%	(0.43)%	(0.51)%	(0.49)%	(0.32)%	(0.26)%
Supplemental data
Portfolio turnover rate[3]	26%	37%	61%	44%	41%	54%
Net assets, end of period (000s omitted)	$259,082	$411,080	$495,163	$819,760	$793,581	$1,047,883

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.81%
Year ended May 31, 2023	0.82%
Year ended May 31, 2022	0.81%
Year ended May 31, 2021	0.79%
Year ended May 31, 2020	0.78%
Year ended May 31, 2019	0.78%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Fund | 17

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Small Company Growth Fund (the “Fund”) which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Small Company Growth Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of November 30, 2023, the Fund owned 96.41% of Allspring Small Company Growth Portfolio.  The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2023 are included in this report and should be read in conjunction with the Fund’s financial statements.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
18 | Allspring Small Company Growth Fund

Notes to financial statements (unaudited)
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $372,082,423 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$91,282,748
Gross unrealized losses	(0)
Net unrealized gains	$91,282,748
As of May 31, 2023, the Fund had a qualified late-year ordinary loss of $950,497 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
At November 30, 2023, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Small Company Growth Portfolio	Seek long-term capital appreciation	$463,365,171
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement.  Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations.  As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended November 30, 2023, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Prior to June 30, 2023, the class-level administration fee for Class A and Class C was 0.21% of its respective average daily net assets.
Allspring Small Company Growth Fund | 19

Notes to financial statements (unaudited)
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of November 30, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	1.28%
Class C	2.03
Class R6	0.86
Administrator Class	1.19
Institutional Class	0.94
Prior to June 30, 2023, the Fund’s expenses were capped at 1.29% for Class A shares and 2.04% for Class C shares ..
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2023, Allspring Funds Distributor received $566 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in the affiliated Master Portfolio.  Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio at the end of the period by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2023 were $164,094,575 and $396,585,550, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
Concentration risks result from exposure to a limited number of sectors. Through its investment in the affiliated Master Portfolio which may invest a substantial portion of its assets in any sector, the Fund may in turn be more affected by changes in that sector than a fund whose investments are not heavily weighted in any sectors. As of the end of the period, the Master Portfolio concentrated its portfolio in investments related to the industrials sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without
20 | Allspring Small Company Growth Fund

Notes to financial statements (unaudited)
the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Small Company Growth Fund | 21

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.82%
Communication services: 0.35%
Entertainment: 0.35%
Lions Gate Entertainment Corp. Class B†	204,293	$1,707,889
Consumer discretionary: 8.67%
Automobile components: 0.45%
Fox Factory Holding Corp.†	34,781	2,174,160
Broadline retail: 0.84%
Ollie’s Bargain Outlet Holdings, Inc.†	55,032	4,032,195
Hotels, restaurants & leisure: 2.63%
Bowlero Corp. Class A†	130,969	1,346,361
International Game Technology PLC	284,780	7,612,169
Papa John’s International, Inc.	56,623	3,694,085
		12,652,615
Household durables: 0.78%
Skyline Champion Corp.†	62,549	3,764,824
Leisure products: 0.50%
Topgolf Callaway Brands Corp.†	193,530	2,372,678
Specialty retail: 3.47%
Academy Sports & Outdoors, Inc.	77,491	3,941,967
Boot Barn Holdings, Inc.†	39,151	2,868,985
Burlington Stores, Inc.†	19,901	3,375,011
Five Below, Inc.†	27,445	5,172,285
Monro, Inc.	44,964	1,300,359
		16,658,607
Consumer staples: 5.19%
Consumer staples distribution & retail : 1.30%
Performance Food Group Co.†	96,089	6,250,589
Food products: 2.24%
Lamb Weston Holdings, Inc.	54,110	5,412,623
SunOpta, Inc.†	386,919	1,911,380
TreeHouse Foods, Inc.†	84,641	3,445,735
		10,769,738
Personal care products: 1.65%
e.l.f. Beauty, Inc.†	67,297	7,947,103
Energy: 1.42%
Energy equipment & services: 0.89%
ChampionX Corp.	145,830	4,275,736
Oil, gas & consumable fuels: 0.53%
Callon Petroleum Co.†	81,022	2,533,558
The accompanying notes are an integral part of these financial statements.
22 | Allspring Small Company Growth Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Financials: 11.17%
Banks: 1.06%
Triumph Financial, Inc.†	75,284	$5,109,525
Capital markets: 2.73%
Evercore, Inc. Class A	33,168	4,893,938
Stifel Financial Corp.	94,802	5,784,818
Virtu Financial, Inc. Class A	135,720	2,440,246
		13,119,002
Financial services: 3.20%
Essent Group Ltd.	89,093	4,306,756
Flywire Corp.†	193,318	4,504,309
Shift4 Payments, Inc. Class A†	39,144	2,576,458
WEX, Inc.†	22,590	3,988,942
		15,376,465
Insurance: 4.18%
BRP Group, Inc. Class A†	278,299	4,867,450
Palomar Holdings, Inc.†	66,385	3,884,186
Ryan Specialty Holdings, Inc.†	127,818	5,863,012
Skyward Specialty Insurance Group, Inc.†	167,659	5,482,449
		20,097,097
Health care: 21.03%
Biotechnology: 7.23%
ADMA Biologics, Inc.†	450,750	1,667,775
Amicus Therapeutics, Inc.†	324,391	3,574,789
Blueprint Medicines Corp.†	49,057	3,416,329
Cytokinetics, Inc.†	79,145	2,649,775
Dynavax Technologies Corp.†	254,718	3,489,637
Insmed, Inc.†	140,427	3,513,484
Ionis Pharmaceuticals, Inc.†	52,112	2,577,981
Myriad Genetics, Inc.†	145,608	2,779,657
Neurocrine Biosciences, Inc.†	32,593	3,800,018
Sarepta Therapeutics, Inc.†	18,598	1,511,645
SpringWorks Therapeutics, Inc.†	65,752	1,998,203
Syndax Pharmaceuticals, Inc.†	90,504	1,506,439
Ultragenyx Pharmaceutical, Inc.†	57,631	2,238,964
		34,724,696
Health care equipment & supplies: 5.08%
Axonics, Inc.†	82,195	4,602,098
CONMED Corp.	45,368	4,866,625
Glaukos Corp.†	52,043	3,325,027
Haemonetics Corp.†	49,956	4,039,942
iRhythm Technologies, Inc.†	33,755	2,878,627
Omnicell, Inc.†	66,230	2,209,433
TransMedics Group, Inc.†	33,149	2,508,716
		24,430,468
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Portfolio | 23

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Health care providers & services: 2.01%
HealthEquity, Inc.†	53,476	$3,583,962
Privia Health Group, Inc.†	104,228	2,153,350
U.S. Physical Therapy, Inc.	45,850	3,898,626
		9,635,938
Health care technology: 1.95%
Evolent Health, Inc. Class A†	147,212	4,092,493
Phreesia, Inc.†	164,256	2,531,185
Veradigm, Inc.†	240,360	2,759,333
		9,383,011
Life sciences tools & services: 4.12%
Adaptive Biotechnologies Corp.†	180,069	788,702
Avantor, Inc.†	311,713	6,602,081
Azenta, Inc.†	46,456	2,618,725
BioLife Solutions, Inc.†	141,866	1,754,882
ICON PLC†	30,190	8,058,919
		19,823,309
Pharmaceuticals: 0.64%
Axsome Therapeutics, Inc.†	45,672	3,080,576
Industrials: 24.58%
Aerospace & defense: 0.69%
Kratos Defense & Security Solutions, Inc.†	173,234	3,300,108
Air freight & logistics: 0.72%
GXO Logistics, Inc.†	61,585	3,464,772
Building products: 3.53%
Advanced Drainage Systems, Inc.	37,512	4,543,078
AZEK Co., Inc. Class A†	106,306	3,666,494
Masonite International Corp.†	52,510	4,665,514
Zurn Elkay Water Solutions Corp. Class C	138,451	4,075,997
		16,951,083
Commercial services & supplies: 1.66%
Montrose Environmental Group, Inc.†	107,637	3,365,809
Openlane, Inc.†	169,777	2,482,140
RB Global, Inc.	33,908	2,159,261
		8,007,210
Construction & engineering: 1.74%
Dycom Industries, Inc.†	43,486	4,516,891
MYR Group, Inc.†	30,758	3,826,910
		8,343,801
The accompanying notes are an integral part of these financial statements.
24 | Allspring Small Company Growth Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Electrical equipment: 1.44%
Atkore, Inc.†	34,161	$4,437,514
Generac Holdings, Inc.†	21,338	2,498,040
		6,935,554
Ground transportation: 1.40%
Knight-Swift Transportation Holdings, Inc.	74,364	3,999,296
Schneider National, Inc. Class B	119,149	2,744,001
		6,743,297
Machinery: 3.28%
Chart Industries, Inc.†	30,859	4,012,596
Flowserve Corp.	70,632	2,702,380
SPX Technologies, Inc.†	65,576	5,594,289
Wabash National Corp.	157,488	3,452,137
		15,761,402
Professional services: 8.32%
ASGN, Inc.†	73,150	6,527,906
FTI Consulting, Inc.†	34,251	7,550,975
ICF International, Inc.	53,402	7,473,610
KBR, Inc.	119,342	6,166,401
SS&C Technologies Holdings, Inc.	118,288	6,654,883
Verra Mobility Corp.†	279,261	5,607,561
		39,981,336
Trading companies & distributors: 1.80%
Boise Cascade Co.	35,701	3,902,119
Core & Main, Inc. Class A†	135,149	4,734,270
		8,636,389
Information technology: 20.65%
Communications equipment: 1.71%
Ciena Corp.†	119,011	5,456,654
Lumentum Holdings, Inc.†	64,043	2,741,041
		8,197,695
Electronic equipment, instruments & components: 1.95%
Itron, Inc.†	53,552	3,608,334
PAR Technology Corp.†	73,710	2,714,739
Rogers Corp.†	23,625	3,057,075
		9,380,148
Semiconductors & semiconductor equipment: 2.73%
FormFactor, Inc.†	68,938	2,590,690
Onto Innovation, Inc.†	27,987	3,946,447
Synaptics, Inc.†	31,324	3,171,242
Teradyne, Inc.	36,841	3,397,845
		13,106,224
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Portfolio | 25

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Software: 13.61%
BILL Holdings, Inc.†	35,586	$2,329,815
Box, Inc. Class A†	235,891	6,173,268
Confluent, Inc. Class A†	165,145	3,504,377
CyberArk Software Ltd.†	30,026	5,983,281
DoubleVerify Holdings, Inc.†	114,005	3,784,966
HashiCorp, Inc. Class A†	137,403	2,943,172
Jamf Holding Corp.†	244,180	4,021,645
JFrog Ltd.†	175,740	4,741,465
LiveRamp Holdings, Inc.†	108,502	3,597,926
Nutanix, Inc. Class A†	112,639	4,853,615
PagerDuty, Inc.†	166,855	3,637,439
PTC, Inc.†	52,594	8,276,192
Sprout Social, Inc. Class A†	68,116	3,875,800
Varonis Systems, Inc.†	122,457	5,129,724
Zuora, Inc. Class A†	279,894	2,552,633
		65,405,318
Technology hardware, storage & peripherals: 0.65%
Pure Storage, Inc. Class A†	94,467	3,146,696
Materials: 3.22%
Chemicals: 2.44%
Element Solutions, Inc.	368,383	7,721,308
Orion SA	168,150	4,007,014
		11,728,322
Metals & mining: 0.78%
Steel Dynamics, Inc.	31,390	3,739,491
Real estate: 1.54%
Hotel & resort REITs: 0.84%
Ryman Hospitality Properties, Inc.	40,446	4,058,756
Real estate management & development: 0.70%
DigitalBridge Group, Inc.	194,461	3,356,397
Total common stocks (Cost $312,765,656)		470,163,778

		Yield
Short-term investments: 2.09%
Investment companies: 2.09%
Allspring Government Money Market Fund Select Class♠∞		5.29%	10,036,036	10,036,036
Total short-term investments (Cost $10,036,036)				10,036,036
Total investments in securities (Cost $322,801,692)	99.91%			480,199,814
Other assets and liabilities, net	0.09			434,217
Total net assets	100.00%			$480,634,031

The accompanying notes are an integral part of these financial statements.
26 | Allspring Small Company Growth Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$22,796,664	$95,023,938	$(107,784,566)	$0	$0	$10,036,036	10,036,036	$490,087
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Portfolio | 27

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $312,765,656)	$470,163,778
Investments in affiliated securities, at value (cost $10,036,036)	10,036,036
Receivable for dividends	570,472
Receivable for investments sold	291,860
Prepaid expenses and other assets	8,220
Total assets	481,070,366
Liabilities
Advisory fee payable	394,858
Custody and accounting fees payable	38,835
Trustees’ fees and expenses payable	814
Accrued expenses and other liabilities	1,828
Total liabilities	436,335
Total net assets	$480,634,031
The accompanying notes are an integral part of these financial statements.
28 | Allspring Small Company Growth Portfolio

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $4,509)	$1,491,562
Income from affiliated securities	490,087
Interest	376
Total investment income	1,982,025
Expenses
Advisory fee	2,778,106
Custody and accounting fees	5,643
Professional fees	26,689
Interest holder report expenses	1,975
Trustees’ fees and expenses	11,926
Other fees and expenses	15,772
Total expenses	2,840,111
Net investment loss	(858,086)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	31,708,950
Net change in unrealized gains (losses) on investments	(12,871,799)
Net realized and unrealized gains (losses) on investments	18,837,151
Net increase in net assets resulting from operations	$17,979,065
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Portfolio | 29

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)	Year ended May 31, 2023
Operations
Net investment loss	$(858,086)	$(2,242,958)
Net realized gains on investments	31,708,950	29,814,098
Net change in unrealized gains (losses) on investments	(12,871,799)	(30,986,997)
Net increase (decrease) in net assets resulting from operations	17,979,065	(3,415,857)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	45,892,166	99,599,958
Withdrawals	(300,793,746)	(207,887,653)
Net decrease in net assets resulting from capital transactions	(254,901,580)	(108,287,695)
Total decrease in net assets	(236,922,515)	(111,703,552)
Net assets
Beginning of period	717,556,546	829,260,098
End of period	$480,634,031	$717,556,546
The accompanying notes are an integral part of these financial statements.
30 | Allspring Small Company Growth Portfolio

Financial highlights
Financial highlights

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
		2023	2022	2021	2020	2019
Total return[1]	2.09%	0.24%	(16.28)%	54.64%	4.08%	(5.64)%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.82%	0.81%	0.79%	0.78%	0.78%
Net expenses[2]	0.81%	0.82%	0.81%	0.79%	0.78%	0.78%
Net investment loss	(0.24)%	(0.31)%	(0.42)%	(0.34)%	(0.16)%	(0.09)%
Supplemental data
Portfolio turnover rate	26%	37%	61%	44%	41%	54%

[1]	Returns for periods of less than one year are not annualized.
[2]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Growth Portfolio | 31

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Small Company Growth Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Portfolio based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $326,041,469 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$200,797,453
Gross unrealized losses	(46,639,108)
Net unrealized gains	$154,158,345
32 | Allspring Small Company Growth Portfolio

Notes to financial statements (unaudited)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$1,707,889	$0	$0	$1,707,889
Consumer discretionary	41,655,079	0	0	41,655,079
Consumer staples	24,967,430	0	0	24,967,430
Energy	6,809,294	0	0	6,809,294
Financials	53,702,089	0	0	53,702,089
Health care	101,077,998	0	0	101,077,998
Industrials	118,124,952	0	0	118,124,952
Information technology	99,236,081	0	0	99,236,081
Materials	15,467,813	0	0	15,467,813
Real estate	7,415,153	0	0	7,415,153
Short-term investments
Investment companies	10,036,036	0	0	10,036,036
Total assets	$480,199,814	$0	$0	$480,199,814
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At November 30, 2023, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.800%
Next $500 million	0.775
Next $1 billion	0.750
Next $1 billion	0.725
Next $1 billion	0.700
Over $4 billion	0.680
For the six months ended November 30, 2023, the advisory fee was equivalent to an annual rate of 0.79% of the Portfolio’s average daily net assets.
Allspring Small Company Growth Portfolio | 33

Notes to financial statements (unaudited)
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Peregrine Capital Management, LLC, which is not an affiliate of Allspring Funds Management, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate of 0.38% of the Portfolio’s average daily net assets.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended November 30, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2023 were $169,102,454 and $409,295,099, respectively.
6.
BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Portfolio under the agreement.
7.
CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in the industrials sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
34 | Allspring Small Company Growth Portfolio

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Small Company Growth Fund | 35

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

36 | Allspring Small Company Growth Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

Allspring Small Company Growth Fund | 37

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

38 | Allspring Small Company Growth Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-12052023-hp8bsyrt 01-24
SAR1848 11-23

Allspring Small Company Value Fund
Semi-Annual Report
November 30, 2023

The views expressed and any forward-looking statements are as of November 30, 2023, unless otherwise noted, and are those of the Fund’s portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
Allspring Small Company Value Fund  | 1

Letter to shareholders (unaudited)

Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Allspring Small Company Value Fund for the six-month period that ended November 30, 2023. Globally, stocks and bonds experienced high levels of volatility during the period. The market was focused on the impact of ongoing aggressive central bank rate hikes on persistently high inflation. As inflation finally gradually declined, anticipation rose over an end to the central bank monetary tightening cycle. For the six-month period, domestic U.S. and global stocks and bonds had positive overall results, with U.S. stocks leading the way. After suffering deep and broad losses through 2022, bonds now benefit from a base of higher yields that can help generate higher income.
For the period, U.S. stocks, based on the S&P 500 Index,1 returned 10.17%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 5.07% while the MSCI EM Index (Net) (USD)3 returned 4.60%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index4 returned -0.80%, the Bloomberg Global Aggregate ex-USD Index (unhedged)5 gained 0.63%, the Bloomberg Municipal Bond Index6 returned 2.29%, and the ICE BofA U.S. High Yield Index7 returned 5.53%.
Affected by high inflation and central bank rate hikes, markets were volatile.
The six-month period began in June with the Federal Reserve’s (Fed’s) first pause on interest rate hikes since March 2022, when it began its aggressive campaign to rein in inflation. However, the Core Consumer Price Index (CPI)8, while continuing to decline, remained stubbornly high in June at 4.8%—well above the Fed’s 2.0% target rate. With the U.S. unemployment rate still at 3.6%, near a historical low, and U.S. payrolls continuing to grow in June, expectations of more Fed rate hikes were reinforced. However, U.S. and global stocks had strong returns in June.
July was a good month for stocks, while bonds had more muted but positive monthly returns overall. More volatile sectors and regions tended to do well, as investors grew more optimistic regarding economic prospects. With strong second quarter gross domestic product growth—initially estimated at 2.4%—and U.S. annual inflation easing steadily to 3.2% in July, hopes for a soft economic landing grew. The Fed, the European Central Bank (ECB), and the Bank of England (BoE) all raised their respective key interest rates by 0.25% in July. In the Fed’s case, speculation grew that it could be very close to the end of its tightening cycle. Meanwhile, China’s economy showed signs of stagnation, renewing concerns of global fallout.
1
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.
2
The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source:  MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
3
The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. You cannot invest directly in an index.
4
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
5
The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
6
The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
7
The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high yield bonds. The index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2024. ICE Data Indices, LLC. All rights reserved.
8
The Core Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services excluding energy and food prices. You cannot invest directly in an index.
2 | Allspring Small Company Value Fund

Letter to shareholders (unaudited)
“ With strong
second-quarter gross
domestic product
growth—initially
estimated at 2.4%—and
U.S. annual inflation easing steadily to 3.2%
in July, hopes for a soft
economic landing grew. ”
Stocks retreated in August while monthly bond returns were flat overall. Increased global market volatility reflected unease over the Chinese property market being stressed along with weak Chinese economic data. However, speculation grew over a possible end to the Fed’s campaign of interest rate increases or at least a pause in September. U.S. economic data generally remained solid, with resilient job market data and inflation ticking up slightly in August, as the annual CPI1 rose 3.7%. However, the three-month trend for Core CPI stood at an annualized 2.4%.
Stocks and bonds both had negative overall returns in September as investors reluctantly recited the new chorus of “higher for longer,” led by the Fed’s determination not to lower interest rates until it knows it has vanquished its pesky opponent—higher-than-targeted inflation. As of September, the two primary gauges of U.S. inflation—the annual Core Personal Consumption Expenditures Price Index2 and the CPI—both stood at roughly 4%, twice as high as the Fed’s oft-stated 2% target. The month ended with the prospect of yet another U.S. government shutdown, averted at least temporarily.
October was a tough month for financial markets overall. Key global indexes were pushed down by rising geopolitical tensions—particularly the Israel-Hamas conflict, and concerns over the Fed’s “higher for longer” monetary policy. The U.S. 10-year Treasury yield rose above 5% for the first time since 2007. Commodity prices did well as oil prices rallied in response to the prospect of oil supply disruptions from the Middle East. U.S. annualized third quarter GDP was estimated at a healthier-than-anticipated 4.9%. China’s GDP indicated surprisingly strong industrial production and retail sales, offset by ongoing weakness in its real estate sector.
In November, the market mood turned positive as cooling inflation inspired confidence that central banks could hold off on further rate hikes. Overall annual inflation in the U.S. fell to 3.1% in November while 12-month inflation in the U.K. and eurozone eased to 4.6% and 2.4%, respectively—far below their peak levels of mid-2022. Third quarter annualized U.S. GDP growth was raised to an estimated 5.2% while U.S. job totals rose by just below 200,000 in November, indicating a slight cooling of the labor market. All of this fresh evidence added to confidence for a U.S. soft economic landing, leading to a more buoyant mood heading into winter as the Federal Open Market Committee held rates steady at its November meeting.
1
The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. You cannot invest directly in an index.
2
The Core Personal Consumption Expenditures Price Index (PCE) is a measure of prices that people living in the United States, or those buying on their behalf, pay for goods and services. It is sometimes called the core PCE price index, because two categories that can have price swings – food and energy – are left out to make underlying inflation easier to see. You cannot invest directly in an index.
Allspring Small Company Value Fund | 3

Letter to shareholders (unaudited)
For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,

Andrew Owen
President
Allspring Funds
4 | Allspring Small Company Value Fund

Letter to shareholders (unaudited)

Notice to Shareholders
 Beginning in July 2024, the Fund will be required by the Securities and Exchange Commission to send shareholders a paper copy of a new tailored shareholder report in place of the full shareholder report that you are now receiving. The tailored shareholder report will contain concise information about the Fund, including certain expense and performance information and fund statistics. If you wish to receive this new tailored shareholder report electronically, please follow the instructions on the back cover of this report.

 Other information that is currently included in the shareholder report, such as the Fund’s financial statements, will be available online and upon request, free of charge, in paper or electronic format.

Allspring Small Company Value Fund | 5

Performance highlights (unaudited)
Performance highlights
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser for the affiliated master portfolio*	Allspring Global Investments, LLC
Portfolio managers	Jeff Goverman, Gustaf Little, Garth R. Nisbet, CFA, Craig Pieringer, CFA

Average annual total returns (%) as of November 30, 2023
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (SCVAX)	1-31-2002	-8.48	5.15	5.66	-2.90	6.40	6.28	1.31	1.15
Class C (SCVFX)	8-30-2002	-4.58	5.65	5.67	-3.58	5.65	5.67	2.06	1.90
Class R6 (SCVJX)[3]	10-31-2016	–	–	–	-2.49	6.83	6.67	0.89	0.75
Administrator Class (SCVIX)	1-31-2002	–	–	–	-2.80	6.49	6.42	1.24	1.05
Institutional Class (SCVNX)	7-30-2010	–	–	–	-2.59	6.72	6.64	0.99	0.85
Russell 3000® Index[4]	–	–	–	–	12.61	11.77	11.19	–	–
Russell 2000 ® Value Index[5]	–	–	–	–	-4.73	4.72	5.71	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

[1]
Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the Financial Highlights of this report.

[2]
The manager has contractually committed through September 30, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.15% for Class A, 1.90% for Class C, 0.75% for Class R6, 1.05% for Administrator Class and 0.85% for Institutional Class. Brokerage
commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the affiliated master portfolio invests, and extraordinary expenses are excluded from the expense caps. Net expenses from the affiliated master portfolio are included in the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers)
as stated in the prospectuses.

[3]
Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

[4]
The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[5]	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Consult the Fund’s prospectus for additional information on these and other risks.

*
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single affiliated master portfolio of the Allspring Master Trust with a substantially identical investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6 | Allspring Small Company Value Fund

Performance highlights (unaudited)

Ten largest holdings (%) as of November 30, 2023[1]
Customers Bancorp, Inc.	1.61
Ameris Bancorp	1.56
Atlantic Union Bankshares Corp.	1.49
OFG Bancorp	1.48
Annaly Capital Management, Inc.	1.41
Synovus Financial Corp.	1.39
AGNC Investment Corp.	1.39
Piper Sandler Cos.,	1.37
Independent Bank Corp.	1.34
Williams-Sonoma, Inc.	1.31

[1]
Each holding represents the Fund’s allocable portion of the affiliated master portfolio security. Figures represent each holding as a percentage of the Fund’s net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of November 30, 2023[1]

[1]
Figures represent the sector allocation of the affiliated master portfolio as a percentage of the long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

Allspring Small Company Value Fund  | 7

Fund expenses (unaudited)
Fund expenses
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2023 to November 30, 2023.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 6-1-2023	Ending account value 11-30-2023	Expenses paid during the period[1], [2]	Annualized net expense ratio[2]
Class A
Actual	$1,000.00	$1,086.40	$6.00	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81	1.15%
Class C
Actual	$1,000.00	$1,082.20	$9.89	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.50	$9.57	1.90%
Class R6
Actual	$1,000.00	$1,088.70	$3.92	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.25	$3.79	0.75%
Administrator Class
Actual	$1,000.00	$1,086.70	$5.48	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.30	1.05%
Institutional Class
Actual	$1,000.00	$1,088.20	$4.44	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	$4.29	0.85%

[1]
Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half-year period).

[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolio in which the Fund invests.

8 | Allspring Small Company Value Fund

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

		Value
Investment companies: 100.08%
Affiliated master portfolio: 100.08%
Allspring Small Company Value Portfolio		$457,937,008
Total investment companies (Cost $371,341,172)		457,937,008
Total investments in securities (Cost $371,341,172)	100.08%	457,937,008
Other assets and liabilities, net	(0.08)	(351,377)
Total net assets	100.00%	$457,585,631
Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Affiliated Income Allocated from affiliated Master Portfolio	Value, end of period
Allspring Small Company Value Portfolio	88.78%	88.78%	$9,421,441	$26,727,808	$5,086,759	$383	$109,269	$457,937,008
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Fund | 9

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in affiliated Master Portfolio, at value (cost $371,341,172)	$457,937,008
Receivable for Fund shares sold	201,038
Receivable from manager	33,391
Prepaid expenses and other assets	44,099
Total assets	458,215,536
Liabilities
Payable for Fund shares redeemed	334,464
Shareholder servicing fees payable	67,191
Administration fees payable	64,113
Trustees’ fees and expenses payable	1,309
Distribution fee payable	792
Accrued expenses and other liabilities	162,036
Total liabilities	629,905
Total net assets	$457,585,631
Net assets consist of
Paid-in capital	$380,819,628
Total distributable earnings	76,766,003
Total net assets	$457,585,631
Computation of net asset value and offering price per share
Net assets–Class A	$315,321,839
Shares outstanding–Class A1	9,828,889
Net asset value per share–Class A	$32.08
Maximum offering price per share – Class A2	$34.04
Net assets–Class C	$1,287,605
Shares outstanding–Class C1	47,039
Net asset value per share–Class C	$27.37
Net assets–Class R6	$18,431,298
Shares outstanding–Class R6[1]	551,878
Net asset value per share–Class R6	$33.40
Net assets–Administrator Class	$18,044,210
Shares outstanding–Administrator Class[1]	547,460
Net asset value per share–Administrator Class	$32.96
Net assets–Institutional Class	$104,500,679
Shares outstanding–Institutional Class[1]	3,148,020
Net asset value per share–Institutional Class	$33.20
1 The Fund has an unlimited number of authorized shares.
2  Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Small Company Value Fund

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends allocated from affiliated Master Portfolio (net of foreign withholding taxes of $9,212)	$5,086,759
Affiliated income allocated from affiliated Master Portfolio	109,269
Interest allocated from affiliated Master Portfolio	383
Expenses allocated from affiliated Master Portfolio	(1,933,889)
Waivers allocated from affiliated Master Portfolio	195,344
Total investment income	3,457,866
Expenses
Management fee	117,447
Administration fees
Class A	323,225
Class C	1,389
Class R6	2,610
Administrator Class	12,173
Institutional Class	72,546
Shareholder servicing fees
Class A	400,844
Class C	1,722
Administrator Class	23,353
Distribution fee
Class C	5,167
Custody and accounting fees	4,998
Professional fees	23,808
Registration fees	36,155
Shareholder report expenses	28,523
Trustees’ fees and expenses	11,901
Other fees and expenses	25,874
Total expenses	1,091,735
Less: Fee waivers and/or expense reimbursements
Fund-level	(302,735)
Class A	(28,293)
Class C	(121)
Administrator Class	(4,255)
Net expenses	756,331
Net investment income	2,701,535
Realized and unrealized gains (losses) on investments
Net realized gains on investments allocated from affiliated Master Portfolio	9,421,441
Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	26,727,808
Net realized and unrealized gains (losses) on investments	36,149,249
Net increase in net assets resulting from operations	$38,850,784
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Fund | 11

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)		Year ended May 31, 2023
Operations
Net investment income		$2,701,535		$4,259,156
Net realized gains (losses) on investments		9,421,441		(12,161,642)
Net change in unrealized gains (losses) on investments		26,727,808		(44,270,421)
Net increase (decrease) in net assets resulting from operations		38,850,784		(52,172,907)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(14,333,053)
Class C		0		(93,570)
Class R6		0		(506,589)
Administrator Class		0		(798,183)
Institutional Class		0		(5,228,302)
Total distributions to shareholders		0		(20,959,697)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	164,144	5,221,014	398,977	12,672,302
Class C	3,820	105,116	6,555	180,325
Class R6	158,150	5,236,791	357,751	11,911,540
Administrator Class	25,150	830,982	196,183	6,527,787
Institutional Class	260,626	8,565,691	1,630,016	54,246,836
		19,959,594		85,538,790
Reinvestment of distributions
Class A	0	0	437,444	14,076,915
Class C	0	0	3,383	93,570
Class R6	0	0	15,179	506,589
Administrator Class	0	0	23,252	768,015
Institutional Class	0	0	156,571	5,199,039
		0		20,644,128
Payment for shares redeemed
Class A	(648,746)	(20,705,780)	(1,488,263)	(47,166,763)
Class C	(8,454)	(232,743)	(34,738)	(926,078)
Class R6	(81,200)	(2,675,487)	(124,227)	(4,060,442)
Administrator Class	(62,718)	(2,024,774)	(311,874)	(10,266,220)
Institutional Class	(735,027)	(24,345,359)	(1,435,391)	(47,534,257)
		(49,984,143)		(109,953,760)
Net decrease in net assets resulting from capital share transactions		(30,024,549)		(3,770,842)
Total increase (decrease) in net assets		8,826,235		(76,903,446)
Net assets
Beginning of period		448,759,396		525,662,842
End of period		$457,585,631		$448,759,396
The accompanying notes are an integral part of these financial statements.
12 | Allspring Small Company Value Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class A		2023	2022	2021	2020	2019
Net asset value, beginning of period	$29.53	$34.30	$37.11	$20.91	$24.22	$28.60
Net investment income	0.17 [1]	0.24 [1]	0.12 [1]	0.09	0.18 [1]	0.09
Net realized and unrealized gains (losses) on investments	2.38	(3.66)	(0.71)	16.22	(3.35)	(4.31)
Total from investment operations	2.55	(3.42)	(0.59)	16.31	(3.17)	(4.22)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.08)	(0.11)	(0.14)	(0.16)
Net realized gains	0.00	(1.35)	(2.14)	0.00	0.00	0.00
Total distributions to shareholders	0.00	(1.35)	(2.22)	(0.11)	(0.14)	(0.16)
Net asset value, end of period	$32.08	$29.53	$34.30	$37.11	$20.91	$24.22
Total return[2]	8.64%	(10.31)%	(1.77)%	77.80%	(13.25)%	(14.72)%
Ratios to average net assets (annualized)*
Gross expenses	1.30%	1.32%	1.32%	1.32%	1.32%	1.49%
Net expenses	1.15%	1.14%	1.14%	1.14%	1.13%	1.15%
Net investment income	1.06%	0.76%	0.33%	0.33%	0.74%	0.38%
Supplemental data
Portfolio turnover rate[3]	56%	87%	70%	62%	78%	168%
Net assets, end of period (000s omitted)	$315,322	$304,601	$376,072	$414,013	$262,574	$11,902

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.74%
Year ended May 31, 2023	0.74%
Year ended May 31, 2022	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%
Year ended May 31, 2019	0.75%

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Fund | 13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class C		2023	2022	2021	2020	2019
Net asset value, beginning of period	$25.30	$29.79	$32.69	$18.43	$21.48	$25.38
Net investment income (loss)	0.04 [1]	0.00 [1,2]	(0.12)[1]	(0.07)[1]	0.01 [1]	(0.08)[1]
Net realized and unrealized gains (losses) on investments	2.03	(3.14)	(0.64)	14.33	(3.00)	(3.82)
Total from investment operations	2.07	(3.14)	(0.76)	14.26	(2.99)	(3.90)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.06)	0.00
Net realized gains	0.00	(1.35)	(2.14)	0.00	0.00	0.00
Total distributions to shareholders	0.00	(1.35)	(2.14)	0.00	(0.06)	0.00
Net asset value, end of period	$27.37	$25.30	$29.79	$32.69	$18.43	$21.48
Total return[3]	8.22%	(10.94)%	(2.56)%	76.80%	(13.98)%	(15.37)%
Ratios to average net assets (annualized)*
Gross expenses	2.05%	2.07%	2.07%	2.06%	2.08%	2.22%
Net expenses	1.90%	1.90%	1.90%	1.90%	1.90%	1.90%
Net investment income (loss)	0.30%	0.00%	(0.39)%	(0.29)%	0.02%	(0.35)%
Supplemental data
Portfolio turnover rate[4]	56%	87%	70%	62%	78%	168%
Net assets, end of period (000s omitted)	$1,288	$1,307	$2,278	$3,388	$4,431	$1,099

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.74%
Year ended May 31, 2023	0.74%
Year ended May 31, 2022	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%
Year ended May 31, 2019	0.75%

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[4]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
14 | Allspring Small Company Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Class R6		2023	2022	2021	2020	2019
Net asset value, beginning of period	$30.68	$35.46	$38.33	$21.56	$24.92	$29.44
Net investment income	0.25 [1]	0.37 [1]	0.33	0.20	0.31	0.21 [1]
Net realized and unrealized gains (losses) on investments	2.47	(3.79)	(0.80)	16.78	(3.50)	(4.45)
Total from investment operations	2.72	(3.42)	(0.47)	16.98	(3.19)	(4.24)
Distributions to shareholders from
Net investment income	0.00	(0.01)	(0.26)	(0.21)	(0.17)	(0.28)
Net realized gains	0.00	(1.35)	(2.14)	0.00	0.00	0.00
Total distributions to shareholders	0.00	(1.36)	(2.40)	(0.21)	(0.17)	(0.28)
Net asset value, end of period	$33.40	$30.68	$35.46	$38.33	$21.56	$24.92
Total return[2]	8.87%	(9.95)%	(1.41)%	78.63%	(12.97)%	(14.38)%
Ratios to average net assets (annualized)*
Gross expenses	0.88%	0.89%	0.89%	0.89%	0.90%	1.09%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	1.49%	1.11%	0.71%	0.73%	1.22%	0.77%
Supplemental data
Portfolio turnover rate[3]	56%	87%	70%	62%	78%	168%
Net assets, end of period (000s omitted)	$18,431	$14,573	$8,021	$9,007	$6,491	$731

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.74%
Year ended May 31, 2023	0.74%
Year ended May 31, 2022	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%
Year ended May 31, 2019	0.75%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Administrator Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$30.33	$35.15	$37.98	$21.40	$24.80	$29.23
Net investment income	0.19 [1]	0.28 [1]	0.17 [1]	0.10 [1]	0.21 [1]	0.14 [1]
Net realized and unrealized gains (losses) on investments	2.44	(3.75)	(0.75)	16.62	(3.43)	(4.43)
Total from investment operations	2.63	(3.47)	(0.58)	16.72	(3.22)	(4.29)
Distributions to shareholders from
Net investment income	0.00	0.00	(0.11)	(0.14)	(0.18)	(0.14)
Net realized gains	0.00	(1.35)	(2.14)	0.00	0.00	0.00
Total distributions to shareholders	0.00	(1.35)	(2.25)	(0.14)	(0.18)	(0.14)
Net asset value, end of period	$32.96	$30.33	$35.15	$37.98	$21.40	$24.80
Total return[2]	8.67%	(10.20)%	(1.71)%	77.91%	(13.18)%	(14.65)%
Ratios to average net assets (annualized)*
Gross expenses	1.23%	1.24%	1.24%	1.24%	1.32%	1.35%
Net expenses	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Net investment income	1.16%	0.86%	0.45%	0.35%	0.82%	0.49%
Supplemental data
Portfolio turnover rate[3]	56%	87%	70%	62%	78%	168%
Net assets, end of period (000s omitted)	$18,044	$17,743	$23,813	$32,721	$15,581	$13,905

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.74%
Year ended May 31, 2023	0.74%
Year ended May 31, 2022	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%
Year ended May 31, 2019	0.75%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
16 | Allspring Small Company Value Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
Institutional Class		2023	2022	2021	2020	2019
Net asset value, beginning of period	$30.51	$35.30	$38.13	$21.46	$24.86	$29.40
Net investment income	0.22 [1]	0.35 [1]	0.20 [1]	0.15 [1]	0.25	0.19 [1]
Net realized and unrealized gains (losses) on investments	2.47	(3.78)	(0.71)	16.70	(3.43)	(4.45)
Total from investment operations	2.69	(3.43)	(0.51)	16.85	(3.18)	(4.26)
Distributions to shareholders from
Net investment income	0.00	(0.01)	(0.18)	(0.18)	(0.22)	(0.28)
Net realized gains	0.00	(1.35)	(2.14)	0.00	0.00	0.00
Total distributions to shareholders	0.00	(1.36)	(2.32)	(0.18)	(0.22)	(0.28)
Net asset value, end of period	$33.20	$30.51	$35.30	$38.13	$21.46	$24.86
Total return[2]	8.82%	(10.03)%	(1.53)%	78.39%	(13.03)%	(14.46)%
Ratios to average net assets (annualized)*
Gross expenses	0.98%	0.99%	0.99%	0.99%	1.07%	1.14%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	1.35%	1.06%	0.54%	0.52%	1.04%	0.68%
Supplemental data
Portfolio turnover rate[3]	56%	87%	70%	62%	78%	168%
Net assets, end of period (000s omitted)	$104,501	$110,536	$115,479	$72,123	$33,600	$33,116

*	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

Six months ended November 30, 2023 (unaudited)	0.74%
Year ended May 31, 2023	0.74%
Year ended May 31, 2022	0.74%
Year ended May 31, 2021	0.74%
Year ended May 31, 2020	0.74%
Year ended May 31, 2019	0.75%

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]
Portfolio turnover rate is calculated by multiplying the affiliated Master Portfolio’s percentage of the Fund’s total investment in securities at the end of the period by the affiliated Master Portfolio’s portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Fund | 17

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Small Company Value Fund (the “Fund”) which is a diversified series of the Trust.
The Fund is a feeder fund in a master-feeder structure that invests substantially all of its assets in a single master portfolio with a substantially identical investment objective and substantially similar investment strategies. The Fund invests in Allspring Small Company Value Portfolio, a separate diversified portfolio (the “affiliated Master Portfolio”) of Allspring Master Trust, a registered open-end management investment company. As of November 30, 2023, the Fund owned 88.78% of Allspring Small Company Value Portfolio.  The affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities. The Fund accounts for its investment in the affiliated Master Portfolio as a partnership investment and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolio for the six months ended November 30, 2023 are included in this report and should be read in conjunction with the Fund’s financial statements.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Investment transactions, income and expenses
Investments in the affiliated Master Portfolio are recorded on a trade date basis. The Fund records daily its proportionate share of the affiliated Master Portfolio’s income, expenses and realized and unrealized gains or losses. The Fund also accrues its own expenses.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable  income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s  tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
18 | Allspring Small Company Value Fund

Notes to financial statements (unaudited)
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $385,348,064 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$72,588,944
Gross unrealized losses	(0)
Net unrealized gains	$72,588,944
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.
FAIR VALUATION MEASUREMENTS
At November 30, 2023, the Fund’s investment in the affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective and fair value of the affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective	Fair value of affiliated Master Portfolio
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation	$457,937,008
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund and providing fund-level administrative services in connection with the Fund’s operations. As long as the Fund continues to invest substantially all of its assets in a single affiliated Master Portfolio, the Fund pays Allspring Funds Management an investment management fee only for fund-level administrative services at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.050%
Next $5 billion	0.040
Over $10 billion	0.030
For the six months ended November 30, 2023, the management fee was equivalent to an annual rate of 0.05% of the Fund’s average daily net assets.
Allspring Funds Management also serves as the adviser to the affiliated Master Portfolio and is entitled to receive a fee from the affiliated Master Portfolio for those services.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.20%
Class C	0.20
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Prior to June 30, 2023, the class-level administration fee for Class A and Class C was 0.21% of its respective average daily net assets.
Allspring Small Company Value Fund | 19

Notes to financial statements (unaudited)
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Net expenses from the affiliated Master Portfolio are included in the expense caps. Allspring Funds Management has contractually committed through September 30, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of November 30, 2023, the contractual expense caps are as follows:
EXPENSE RATIO CAPS
Class A	1.15%
Class C	1.90
Class R6	0.75
Administrator Class	1.05
Institutional Class	0.85
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended November 30, 2023, Allspring Funds Distributor received $276 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended November 30, 2023.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
The Fund seeks to achieve its investment objective by investing substantially all of its assets in the affiliated Master Portfolio.  Purchases and sales have been calculated by multiplying the Fund’s ownership percentage of the affiliated Master Portfolio at the end of the period by the affiliated Master Portfolio’s purchases and sales. Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2023 were $260,742,070 and $287,981,224, respectively.
6.
BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Fund under the agreement.
7.
CONCENTRATION  RISKS
Concentration risks result from exposure to a limited number of sectors. Through its investment in the affiliated Master Portfolio which may invest a substantial portion of its assets in any sectors, the Fund may in turn be more affected by changes in that sectors than a fund whose investments are not heavily weighted in any sectors. As of the end of the period, the Master Portfolio concentrated its portfolio in investments related to the financials sector.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without
20 | Allspring Small Company Value Fund

Notes to financial statements (unaudited)
the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Small Company Value Fund | 21

Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.90%
Communication services: 0.87%
Interactive media & services: 0.87%
Cargurus, Inc.†	206,347	$4,461,222
Consumer discretionary: 13.93%
Automobile components: 1.07%
Patrick Industries, Inc.	67,421	5,531,219
Diversified consumer services: 0.77%
Adtalem Global Education, Inc.†	35,662	2,031,664
Grand Canyon Education, Inc.†	14,081	1,925,154
		3,956,818
Hotels, restaurants & leisure: 1.32%
Carrols Restaurant Group, Inc.	169,820	1,282,141
Wyndham Hotels & Resorts, Inc.	71,319	5,515,811
		6,797,952
Household durables: 3.72%
Cavco Industries, Inc.†	17,596	4,975,797
Century Communities, Inc.	85,362	6,158,015
Ethan Allen Interiors, Inc.	65,475	1,757,349
Meritage Homes Corp.	44,783	6,327,838
		19,218,999
Leisure products: 1.16%
Johnson Outdoors, Inc. Class A	61,636	3,238,356
Malibu Boats, Inc. Class A†	61,918	2,739,252
		5,977,608
Specialty retail: 5.51%
American Eagle Outfitters, Inc.	294,649	5,607,170
Dick’s Sporting Goods, Inc.	51,267	6,669,837
Foot Locker, Inc.†	187,486	5,048,998
ODP Corp.†	25,441	1,158,838
Shoe Carnival, Inc.	130,567	3,171,472
Williams-Sonoma, Inc.	35,978	6,747,314
		28,403,629
Textiles, apparel & luxury goods: 0.38%
Rocky Brands, Inc.	68,441	1,975,892
Consumer staples: 2.55%
Beverages: 0.49%
Coca-Cola Consolidated, Inc.	3,445	2,530,421
Consumer staples distribution & retail: 1.09%
Grocery Outlet Holding Corp.†	75,275	2,123,508
The accompanying notes are an integral part of these financial statements.
22 | Allspring Small Company Value Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Consumer staples distribution & retail(continued)
Ingles Markets, Inc. Class A	14,628	$1,193,937
Sprouts Farmers Market, Inc.†	53,723	2,314,387
		5,631,832
Food products: 0.82%
Cal-Maine Foods, Inc.	16,376	784,738
John B Sanfilippo & Son, Inc.	11,265	1,036,831
Tootsie Roll Industries, Inc.	72,238	2,390,355
		4,211,924
Household products: 0.15%
Central Garden & Pet Co. Class A†	21,429	777,444
Energy: 8.72%
Energy equipment & services: 1.99%
Helmerich & Payne, Inc.	137,966	4,998,508
Patterson-UTI Energy, Inc.	450,858	5,279,547
		10,278,055
Oil, gas & consumable fuels: 6.73%
California Resources Corp.	41,984	2,150,000
Callon Petroleum Co.†	101,010	3,158,583
Chord Energy Corp.	36,705	5,951,349
Diamondback Energy, Inc.	41,492	6,406,780
Murphy Oil Corp.	149,475	6,393,046
PBF Energy, Inc. Class A	72,172	3,204,437
SM Energy Co.	157,279	5,890,098
W&T Offshore, Inc.	468,750	1,565,625
		34,719,918
Financials: 24.95%
Banks: 13.99%
Ameris Bancorp	189,419	8,065,461
Atlantic Union Bankshares Corp.	252,018	7,704,190
Axos Financial, Inc.†	47,185	1,805,770
Banner Corp.	97,627	4,406,883
Customers Bancorp, Inc.†	183,977	8,291,843
FB Financial Corp.	160,295	5,379,500
Great Southern Bancorp, Inc.	108,458	5,510,751
Heritage Financial Corp.	104,684	1,865,469
Independent Bank Corp.	318,464	6,885,192
OFG Bancorp	228,074	7,654,163
Synovus Financial Corp.	233,497	7,189,373
Wintrust Financial Corp.	43,549	3,730,843
WSFS Financial Corp.	95,254	3,673,947
		72,163,385
Capital markets: 3.44%
Donnelley Financial Solutions, Inc.†	84,827	5,006,490
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Portfolio | 23

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Capital markets(continued)
Piper Sandler Cos.,	45,649	$7,063,270
Stifel Financial Corp.	93,121	5,682,243
		17,752,003
Financial services: 2.65%
Cass Information Systems, Inc.	39,902	1,649,948
Federal Agricultural Mortgage Corp. Class C	12,534	2,078,639
Jackson Financial, Inc. Class A	92,598	4,419,702
Walker & Dunlop, Inc.	30,687	2,578,322
WEX, Inc.†	16,530	2,918,867
		13,645,478
Insurance: 2.07%
Brighthouse Financial, Inc.†	71,030	3,695,691
Genworth Financial, Inc. Class A†	709,105	4,176,628
Unum Group	65,426	2,813,318
		10,685,637
Mortgage real estate investment trusts (REITs): 2.80%
AGNC Investment Corp.	810,409	7,147,807
Annaly Capital Management, Inc.	402,092	7,265,803
		14,413,610
Health care: 7.78%
Biotechnology: 0.74%
CRISPR Therapeutics AG†	57,455	3,833,972
Health care equipment & supplies: 3.02%
Globus Medical, Inc. Class A†	9,622	432,220
Haemonetics Corp.†	6,922	559,782
Integer Holdings Corp.†	28,573	2,492,137
Merit Medical Systems, Inc.†	55,712	3,986,751
Semler Scientific, Inc.†	41,573	1,602,223
Teleflex, Inc.	15,118	3,411,982
UFP Technologies, Inc.†	18,439	3,069,356
		15,554,451
Health care providers & services: 3.28%
Addus HomeCare Corp.†	36,186	3,155,419
AMN Healthcare Services, Inc.†	46,590	3,158,802
Brookdale Senior Living, Inc.†	206,558	1,094,757
Encompass Health Corp.	27,859	1,815,571
Ensign Group, Inc.	37,025	3,964,267
Option Care Health, Inc.†	106,728	3,175,158
Quipt Home Medical Corp.†	116,593	547,987
		16,911,961
The accompanying notes are an integral part of these financial statements.
24 | Allspring Small Company Value Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Pharmaceuticals: 0.74%
Perrigo Co. PLC	75,164	$2,289,496
Prestige Consumer Healthcare, Inc.†	26,586	1,524,707
		3,814,203
Industrials: 17.33%
Building products: 3.26%
CSW Industrials, Inc.	20,597	3,652,466
Gibraltar Industries, Inc.†	33,647	2,260,742
UFP Industries, Inc.	60,744	6,659,364
Zurn Elkay Water Solutions Corp. Class C	144,379	4,250,518
		16,823,090
Commercial services & supplies: 0.56%
Brady Corp. Class A	51,180	2,879,899
Construction & engineering: 2.12%
Comfort Systems USA, Inc.	18,804	3,640,078
MYR Group, Inc.†	26,837	3,339,060
Sterling Infrastructure, Inc.†	62,096	3,943,717
		10,922,855
Electrical equipment: 0.85%
Atkore, Inc.†	27,780	3,608,622
Regal Rexnord Corp.	6,600	790,680
		4,399,302
Ground transportation: 1.08%
ArcBest Corp.	46,573	5,551,036
Machinery: 5.12%
Allison Transmission Holdings, Inc.	22,989	1,229,452
Federal Signal Corp.	72,283	4,983,190
Hillenbrand, Inc.	21,517	833,569
Kadant, Inc.	18,296	4,768,303
Miller Industries, Inc.	95,245	3,785,036
Standex International Corp.	37,027	4,954,953
Tennant Co.	26,931	2,305,832
Timken Co.	34,077	2,467,175
Wabash National Corp.	50,293	1,102,423
		26,429,933
Marine transportation: 0.93%
Matson, Inc.	50,160	4,803,823
Professional services: 0.96%
CBIZ, Inc.†	77,799	4,503,784
Genpact Ltd.	13,802	468,716
		4,972,500
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Portfolio | 25

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Trading companies & distributors: 2.45%
Air Lease Corp.	29,603	$1,148,300
Boise Cascade Co.	59,330	6,484,769
Hudson Technologies, Inc.†	204,055	2,520,079
McGrath RentCorp	24,282	2,469,237
		12,622,385
Information technology: 8.92%
Communications equipment: 0.20%
Aviat Networks, Inc.†	16,806	509,390
Harmonic, Inc.†	48,352	534,773
		1,044,163
Electronic equipment, instruments & components: 4.23%
Belden, Inc.	16,490	1,095,596
ePlus, Inc.†	71,663	4,549,167
Insight Enterprises, Inc.†	23,176	3,509,310
Napco Security Technologies, Inc.	125,106	3,828,243
PC Connection, Inc.	71,874	4,285,847
Richardson Electronics Ltd.	42,930	558,949
Rogers Corp.†	12,190	1,577,386
Sanmina Corp.†	47,621	2,386,288
		21,790,786
IT services: 2.15%
EPAM Systems, Inc.†	17,658	4,559,119
Hackett Group, Inc.	110,993	2,476,254
Kyndryl Holdings, Inc.†	224,174	4,041,857
		11,077,230
Semiconductors & semiconductor equipment: 1.83%
Cirrus Logic, Inc.†	33,816	2,566,973
Diodes, Inc.†	25,196	1,673,518
FormFactor, Inc.†	58,566	2,200,910
Onto Innovation, Inc.†	21,413	3,019,447
		9,460,848
Software: 0.51%
Mitek Systems, Inc.†	231,677	2,615,634
Materials: 6.80%
Chemicals: 3.10%
AdvanSix, Inc.	31,154	814,054
Ashland, Inc.	13,338	1,065,973
Cabot Corp.	53,240	4,040,916
Core Molding Technologies, Inc.†	67,429	1,213,048
Hawkins, Inc.	85,010	5,223,014
Koppers Holdings, Inc.	58,759	2,654,144
Minerals Technologies, Inc.	15,902	996,101
		16,007,250
The accompanying notes are an integral part of these financial statements.
26 | Allspring Small Company Value Portfolio

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Construction materials: 2.05%
Eagle Materials, Inc.	29,532	$5,346,768
Knife River Corp.†	87,879	5,244,619
		10,591,387
Containers & packaging: 0.46%
Greif, Inc. Class A	33,850	2,366,115
Metals & mining: 1.19%
Materion Corp.	19,285	2,181,327
Ramaco Resources, Inc. Class A	142,016	2,371,667
Worthington Industries, Inc.	21,927	1,572,166
		6,125,160
Real estate: 6.95%
Diversified REITs: 0.37%
Armada Hoffler Properties, Inc.	173,851	1,908,884
Health care REITs: 0.41%
Global Medical REIT, Inc.	211,667	2,123,020
Industrial REITs : 1.98%
Plymouth Industrial REIT, Inc.	185,753	4,040,128
STAG Industrial, Inc.	172,057	6,168,243
		10,208,371
Office REITs : 0.65%
Vornado Realty Trust†	142,125	3,345,623
Retail REITs : 2.73%
Agree Realty Corp.	60,187	3,563,672
Brixmor Property Group, Inc.	254,133	5,468,942
Retail Opportunity Investments Corp.	137,072	1,764,117
Tanger, Inc.	131,431	3,280,518
		14,077,249
Specialized REITs : 0.81%
PotlatchDeltic Corp.	90,973	4,170,202
Utilities: 0.10%
Electric utilities: 0.10%
IDACORP, Inc.	5,301	511,546
Total common stocks (Cost $391,837,508)		510,075,924
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Portfolio | 27

Portfolio of investments—November 30, 2023 (unaudited)

	Expiration date	Shares	Value
Warrants: 0.00%
Energy: 0.00%
Energy equipment & services: 0.00%
Parker Drilling Co.†	9-25-2024	8,457	$169
Total warrants (Cost $0)			169

		Yield
Short-term investments: 0.89%
Investment companies: 0.89%
Allspring Government Money Market Fund Select Class♠∞		5.29%	4,605,062	4,605,062
Total short-term investments (Cost $4,605,062)				4,605,062
Total investments in securities (Cost $396,442,570)	99.79%			514,681,155
Other assets and liabilities, net	0.21			1,101,693
Total net assets	100.00%			$515,782,848

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,743,595	$38,161,191	$(38,299,724)	$0	$0	$4,605,062	4,605,062	$122,842
The accompanying notes are an integral part of these financial statements.
28 | Allspring Small Company Value Portfolio

Statement of assets and liabilities—November 30, 2023 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $391,837,508)	$510,076,093
Investments in affiliated securities, at value (cost $4,605,062)	4,605,062
Cash	165
Receivable for investments sold	3,063,949
Receivable for dividends	1,008,959
Prepaid expenses and other assets	4,247
Total assets	518,758,475
Liabilities
Payable for investments purchased	2,625,280
Advisory fee payable	295,300
Trustees’ fees and expenses payable	814
Accrued expenses and other liabilities	54,233
Total liabilities	2,975,627
Total net assets	$515,782,848
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Portfolio | 29

Statement of operations—six months ended November 30, 2023 (unaudited)
Statement of operations
Investment income
Dividends (net of foreign withholdings taxes of $10,361)	$5,719,304
Income from affiliated securities	122,842
Interest	430
Total investment income	5,842,576
Expenses
Advisory fee	2,109,181
Custody and accounting fees	15,616
Professional fees	24,817
Interest holder report expenses	3,314
Trustees’ fees and expenses	11,926
Other fees and expenses	9,189
Total expenses	2,174,043
Less: Fee waivers and/or expense reimbursements	(219,610)
Net expenses	1,954,433
Net investment income	3,888,143
Realized and unrealized gains (losses) on investments
Net realized gains on investments	10,247,391
Net change in unrealized gains (losses) on investments	30,265,203
Net realized and unrealized gains (losses) on investments	40,512,594
Net increase in net assets resulting from operations	$44,400,737
The accompanying notes are an integral part of these financial statements.
30 | Allspring Small Company Value Portfolio

Statement of changes in net assets
Statement of changes in net assets
	Six months ended November 30, 2023 (unaudited)	Year ended May 31, 2023
Operations
Net investment income	$3,888,143	$6,611,825
Net realized gains (losses) on investments	10,247,391	(12,010,456)
Net change in unrealized gains (losses) on investments	30,265,203	(51,512,308)
Net increase (decrease) in net assets resulting from operations	44,400,737	(56,910,939)
Capital transactions
Transactions in investors’ beneficial interests
Contributions	5,674,023	41,481,218
Withdrawals	(39,740,716)	(75,314,113)
Net decrease in net assets resulting from capital transactions	(34,066,693)	(33,832,895)
Total increase (decrease) in net assets	10,334,044	(90,743,834)
Net assets
Beginning of period	505,448,804	596,192,638
End of period	$515,782,848	$505,448,804
The accompanying notes are an integral part of these financial statements.
Allspring Small Company Value Portfolio | 31

Financial highlights
Financial highlights

	Six months ended November 30, 2023 (unaudited)	Year ended May 31
		2023	2022	2021	2020	2019
Total return[1]	8.78%	(9.95)%	(1.78)%	78.76%	(13.74)%	(14.51)%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.83%	0.83%	0.83%	0.82%	0.86%
Net expenses[2]	0.74%	0.74%	0.74%	0.74%	0.74%	0.75%
Net investment income	1.47%	1.17%	0.72%	0.71%	1.15%	0.80%
Supplemental data
Portfolio turnover rate	56%	87%	70%	62%	78%	168%

[1]	Returns for periods of less than one year are not annualized.
[2]	Net expense ratios reflect voluntary waivers, if any.
The accompanying notes are an integral part of these financial statements.
32 | Allspring Small Company Value Portfolio

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Small Company Value Portfolio (the “Portfolio”) which is a diversified series of the Trust.
Interests in the Portfolio are available solely through private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions received from REIT investments may be characterized as ordinary income, capital gains, or a return of capital to the Portfolio based on information provided by the REIT. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates may be used in reporting the character of income and distributions for financial statement purposes.
Federal and other taxes
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains as it is treated as a partnership for federal income tax purposes. All income, gains and losses of the Portfolio are deemed to have been “passed through” to the interest holders in proportion to their holdings of the Portfolio regardless of whether income and gains have been distributed by the Portfolio.
The Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed the Portfolio’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of November 30, 2023, the aggregate cost of all investments for federal income tax purposes was $399,922,128 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$136,308,865
Gross unrealized losses	(21,549,838)
Net unrealized gains	$114,759,027
Allspring Small Company Value Portfolio | 33

Notes to financial statements (unaudited)
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$4,461,222	$0	$0	$4,461,222
Consumer discretionary	71,862,117	0	0	71,862,117
Consumer staples	13,151,621	0	0	13,151,621
Energy	44,997,973	0	0	44,997,973
Financials	128,660,113	0	0	128,660,113
Health care	40,114,587	0	0	40,114,587
Industrials	89,404,823	0	0	89,404,823
Information technology	45,988,661	0	0	45,988,661
Materials	35,089,912	0	0	35,089,912
Real estate	35,833,349	0	0	35,833,349
Utilities	511,546	0	0	511,546
Warrants
Energy	0	169	0	169
Short-term investments
Investment companies	4,605,062	0	0	4,605,062
Total assets	$514,680,986	$169	$0	$514,681,155
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At November 30, 2023, the Portfolio did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Advisory fee
The Trust has entered into an advisory contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Portfolio. Pursuant to the contract, Allspring Funds Management is entitled to receive an advisory fee at the following annual rate based on the Portfolio’s average daily net assets:
Average daily net assets	Advisory fee
First $500 million	0.800%
Next $500 million	0.775
Next $1 billion	0.750
Next $1 billion	0.725
Next $1 billion	0.700
Over $4 billion	0.680
34 | Allspring Small Company Value Portfolio

Notes to financial statements (unaudited)
For the six months ended November 30, 2023, the advisory fee was equivalent to an annual rate of 0.80% of the Portfolio’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Portfolio. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Portfolio and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Portfolio increase.
Allspring Funds Management has voluntarily waived and/or reimbursed advisory fees to reduce the net operating expense ratio of the Portfolio. These voluntary waivers may be discontinued at any time.
Interfund transactions
The Portfolio may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolio did not have any interfund transactions during the six months ended November 30, 2023.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended November 30, 2023 were $293,264,627 and $323,876,372, respectively.
6.
BANK BORROWINGS
The Trust, along with Allspring Variable Trust and Allspring Funds Trust (excluding the money market funds), are parties to a $350,000,000 revolving credit agreement whereby the Portfolio is permitted to use bank borrowings for temporary or emergency purposes, such as to fund interest holders withdrawal requests. Interest under the credit agreement is charged to the Portfolio based on borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended November 30, 2023, there were no borrowings by the Portfolio under the agreement.
7.
CONCENTRATION RISKS
As of the end of the period, the Portfolio concentrated its portfolio of investments in financials sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8.
INDEMNIFICATION
Under the Portfolio’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Portfolio. The Portfolio has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Portfolio’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Portfolio may enter into contracts with service providers that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated.
Allspring Small Company Value Portfolio | 35

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund and Portfolio file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. Shareholders and Interest holders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

36 | Allspring Small Company Value Fund

Other information (unaudited)
Board of trustees and officers
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 126 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information†. The mailing address of each Trustee and Officer is 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015
Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong
Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of
Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International
Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life
Insurance Company. Serves on the Investment Company Institute’s Board of Governors since
2022 and Executive Committee since 2023 as well as the Vice Chairman of the Governing Council of the Independent Directors Council since 2023. Audit Committee Chair and Investment
Committee Chair of the Vincent Memorial Hospital Foundation (non-profit organization). Mr.
Ebsworth is a CFA charterholder.
N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since January 2018#
Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning
Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens &
Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead
Independent Director and chair of the Audit Committee. Board member of the Russell Exchange
Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.
N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019
Retired. Member of the Advisory Board of CEF of East Central Florida. Chairman of the Board of
CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011,
Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and
Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to
2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the
Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory board of
Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).
N/A
David F. Larcker (Born 1950)	Trustee, since 2009
Distinguished Visiting Fellow at the Hoover Institution since 2022. James Irvin Miller Professor of
Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the
Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate
Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of
Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.
N/A
Olivia S. Mitchell (Born 1953)	Trustee, since 2006
International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the
University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center
on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic
Research. Previously taught at Cornell University from 1978 to 1993.
N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018
President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of
NorthStar Education Finance, Inc., a non-profit organization, from 2007-2022. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
#  Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.
†
The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.

Allspring Small Company Value Fund | 37

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Trustee, since 2018; Nominating and Governance Committee Chair, since 2024
Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to
2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell
Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays
Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays
Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-
profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of
Columbia Bar Associations.
N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019#
Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner,
Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for
Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-
2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive
Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner,
Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination
Medical Center Corporation. Board member of the Minnesota Wild Foundation.
N/A
* Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
# Ms. Freeman will serve as Chair Liaison through June 2024, at which time Ms. Wheelock will assume the role.

38 | Allspring Small Company Value Fund

Other information (unaudited)
Officers1
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017
President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund
Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital
Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated
Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Complex)
Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen
Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022
Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance
Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015
Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.

Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021
Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department
from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at
Morgan, Lewis & Bockius LLP from 2008 to 2015.

1 For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Small Company Value Fund | 39

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2024 Allspring Global Investments Holdings, LLC. All rights reserved.
ALL-12052023-kkmxx55n 01-24
SAR1815 11-23

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for the series of Allspring Master Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Master Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Master Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: January 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Master Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: January 25, 2024

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: January 25, 2024